UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05603
Name of Fund:
BlackRock Strategic Global Bond Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Strategic Global Bond Fund, Inc.
Institutional Shares | MAWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.53%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 8.48%.
  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index returned 8.17% and the Custom Benchmark returned 8.49%.
What contributed to performance?
Positive contributors to the Fund’s performance over the period included positioning with respect to U.S. interest rates, followed by developed market currency exposures and positioning with respect to emerging market interest rates.
What detracted from performance?
There were no material detractors from performance over the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.48%	(0.37)%	2.62%
Bloomberg Global Aggregate Bond Index	8.17	(2.15)	1.26
Custom Benchmark	8.49	(1.98)	1.52
Key Fund statistics
Net Assets	$906,635,146
Number of Portfolio Holdings	3,197
Net Investment Advisory Fees	$3,142,490
Portfolio Turnover Rate	366%
The Custom Benchmark is comprised of the returns of the Bloomberg Global Aggregate ex EM Bond Index (80%) and the Bloomberg EM ex Korea Bond Index (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	27.2%
Corporate Bonds	24.3%
Foreign Agency Obligations	21.7%
Non-Agency Mortgage-Backed Securities	11.4%
Asset-Backed Securities	7.8%
Investment Companies	2.5%
Floating Rate Loan Interests	2.0%
Common Stocks	1.1%
Capital Trusts	1.0%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.3%
China	5.4%
United Kingdom	4.3%
Spain	3.3%
Mexico	2.5%
Cayman Islands	2.4%
France	2.1%
South Africa	1.5%
Italy	1.5%
India	1.3%
Other#	18.4%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Global Bond Fund, Inc.
Institutional Shares | MAWIX
Annual Shareholder Report — December 31, 2025
MAWIX-12/25-AR

BlackRock Strategic Global Bond Fund, Inc.
Investor A Shares | MDWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	0.78%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 8.21%.
  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index returned 8.17% and the Custom Benchmark returned 8.49%.
What contributed to performance?
Positive contributors to the Fund’s performance over the period included positioning with respect to U.S. interest rates, followed by developed market currency exposures and positioning with respect to emerging market interest rates.
What detracted from performance?
There were no material detractors from performance over the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.21%	(0.62)%	2.38%
Investor A Shares (with sales charge)	3.88	(1.43)	1.97
Bloomberg Global Aggregate Bond Index	8.17	(2.15)	1.26
Custom Benchmark	8.49	(1.98)	1.52
Key Fund statistics
Net Assets	$906,635,146
Number of Portfolio Holdings	3,197
Net Investment Advisory Fees	$3,142,490
Portfolio Turnover Rate	366%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Custom Benchmark is comprised of the returns of the Bloomberg Global Aggregate ex EM Bond Index (80%) and the Bloomberg EM ex Korea Bond Index (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	27.2%
Corporate Bonds	24.3%
Foreign Agency Obligations	21.7%
Non-Agency Mortgage-Backed Securities	11.4%
Asset-Backed Securities	7.8%
Investment Companies	2.5%
Floating Rate Loan Interests	2.0%
Common Stocks	1.1%
Capital Trusts	1.0%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.3%
China	5.4%
United Kingdom	4.3%
Spain	3.3%
Mexico	2.5%
Cayman Islands	2.4%
France	2.1%
South Africa	1.5%
Italy	1.5%
India	1.3%
Other#	18.4%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Global Bond Fund, Inc.
Investor A Shares | MDWIX
Annual Shareholder Report — December 31, 2025
MDWIX-12/25-AR

BlackRock Strategic Global Bond Fund, Inc.
Investor C Shares | MHWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$159	1.53%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 7.41%.
  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index returned 8.17% and the Custom Benchmark returned 8.49%.
What contributed to performance?
Positive contributors to the Fund’s performance over the period included positioning with respect to U.S. interest rates, followed by developed market currency exposures and positioning with respect to emerging market interest rates.
What detracted from performance?
There were no material detractors from performance over the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	7.41%	(1.37)%	1.77%
Investor C Shares (with sales charge)	6.41	(1.37)	1.77
Bloomberg Global Aggregate Bond Index	8.17	(2.15)	1.26
Custom Benchmark	8.49	(1.98)	1.52
Key Fund statistics
Net Assets	$906,635,146
Number of Portfolio Holdings	3,197
Net Investment Advisory Fees	$3,142,490
Portfolio Turnover Rate	366%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Custom Benchmark is comprised of the returns of the Bloomberg Global Aggregate ex EM Bond Index (80%) and the Bloomberg EM ex Korea Bond Index (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	27.2%
Corporate Bonds	24.3%
Foreign Agency Obligations	21.7%
Non-Agency Mortgage-Backed Securities	11.4%
Asset-Backed Securities	7.8%
Investment Companies	2.5%
Floating Rate Loan Interests	2.0%
Common Stocks	1.1%
Capital Trusts	1.0%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.3%
China	5.4%
United Kingdom	4.3%
Spain	3.3%
Mexico	2.5%
Cayman Islands	2.4%
France	2.1%
South Africa	1.5%
Italy	1.5%
India	1.3%
Other#	18.4%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Global Bond Fund, Inc.
Investor C Shares | MHWIX
Annual Shareholder Report — December 31, 2025
MHWIX-12/25-AR

BlackRock Strategic Global Bond Fund, Inc.
Class K Shares | MKWIX
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.48%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 8.53%.
  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index returned 8.17% and the Custom Benchmark returned 8.49%.
What contributed to performance?
Positive contributors to the Fund’s performance over the period included positioning with respect to U.S. interest rates, followed by developed market currency exposures and positioning with respect to emerging market interest rates.
What detracted from performance?
There were no material detractors from performance over the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2016 through December 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.53%	(0.32)%	2.67%
Bloomberg Global Aggregate Bond Index	8.17	(2.15)	1.26
Custom Benchmark	8.49	(1.98)	1.52
Key Fund statistics
Net Assets	$906,635,146
Number of Portfolio Holdings	3,197
Net Investment Advisory Fees	$3,142,490
Portfolio Turnover Rate	366%
The Custom Benchmark is comprised of the returns of the Bloomberg Global Aggregate ex EM Bond Index (80%) and the Bloomberg EM ex Korea Bond Index (20%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	27.2%
Corporate Bonds	24.3%
Foreign Agency Obligations	21.7%
Non-Agency Mortgage-Backed Securities	11.4%
Asset-Backed Securities	7.8%
Investment Companies	2.5%
Floating Rate Loan Interests	2.0%
Common Stocks	1.1%
Capital Trusts	1.0%
Preferred Stocks	0.7%
Other*	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.3%
China	5.4%
United Kingdom	4.3%
Spain	3.3%
Mexico	2.5%
Cayman Islands	2.4%
France	2.1%
South Africa	1.5%
Italy	1.5%
India	1.3%
Other#	18.4%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Global Bond Fund, Inc.
Class K Shares | MKWIX
Annual Shareholder Report — December 31, 2025
MKWIX-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Arthur P. Steinmetz

Lorenzo A. Flores

Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[4]
Entity Name	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End
BlackRock Strategic Global Bond Fund, Inc.	$78,310	$77,928	$0	$0	$19,800	$19,800	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Strategic Global Bond Fund, Inc.	$20,188	$19,800

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	– Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Consolidated Schedule of Investments
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia(a) — 0.1%
Latitude Australia Credit Card Master Trust, Series 2025-1, Class A, (1-Month BBSW + 1.15%), 4.71%, 11/23/37	AUD	500	$ 334,656
Metro Finance Trust, Series 2025-1, Class A, (1-Month BBSW + 1.17%), 4.72%, 10/15/31		395	264,329
Panorama Auto Trust, Series 25-1, Class A, (1-Month BBSW + 0.97%), 4.52%, 03/15/33(b)		395	264,114
RESIMAC Premier, Series 2025-1, Class A, (1-Month BBSW + 1.10%), 4.65%, 09/12/56		399	267,347
			1,130,446
Bermuda(a)(c) — 0.3%
Symphony CLO 36 Ltd., Series 2017-2A, Class A, (3- mo. CME Term SOFR + 1.41%), 5.31%, 01/16/31	USD	9	9,124
Symphony CLO Ltd., Series 2023-40A, Class AR, (3- mo. CME Term SOFR + 1.31%), 5.22%, 01/05/38		3,050	3,061,337
			3,070,461
Cayman Islands(c) — 2.8%
Anchorage Capital CLO Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/27/38(a)		950	952,510
Apidos CLO LIII, Series 2025-53A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.20%, 07/20/38(a)		2,000	2,007,249
Barings CLO Ltd., Series 2020-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.16%, 01/15/38(a)		1,515	1,518,484
Carlyle U.S. CLO Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.56%, 10/25/37(a)		2,500	2,509,806
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(a)		1,000	1,003,289
Diameter Capital CLO Ltd., Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.70%, 10/15/37(a)		500	502,137
Dryden Senior Loan Fund(a)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/31		144	144,238
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.10%, 07/18/30		114	113,730
Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.38%, 04/20/35(a)		405	405,425
Gracie Point International Funding LLC, Series 2023- 2A, Class A, (90-day Avg SOFR + 2.25%), 6.45%, 03/01/27(a)		93	92,920
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		66	56,687
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.14%, 04/15/31(a)		127	126,707
OHA Credit Funding Ltd.(a)
Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 6.13%, 07/20/37		1,000	1,002,832
Series 2025-20A, Class A, (3-mo. CME Term SOFR + 1.10%), 4.98%, 04/20/38		1,030	1,028,484
Orion CLO Ltd., Series 2025-5A, Class D1, (3-mo. CME Term SOFR + 3.05%), 6.93%, 07/20/38(a)		500	500,150
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3- mo. CME Term SOFR + 1.42%), 5.30%, 07/20/37(a)		2,000	2,007,374
Security		Par (000)	Value
Cayman Islands (continued)
Post CLO VI Ltd.(a)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.30%, 01/20/38	USD	2,000	$ 2,008,153
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.08%, 01/20/38		1,000	999,465
Rad CLO Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.30%, 07/15/37(a)		1,130	1,133,070
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.06%, 04/15/38(a)		2,000	1,999,112
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.34%, 10/20/30(a)		40	39,733
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)		1,000	1,003,627
Sixth Street CLO XII Ltd., Series 2018-12A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.37%, 01/17/39(a)		325	325,787
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.12%, 04/16/31(a)		163	162,978
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 4.91%, 04/25/33(a)		1,503	1,503,383
Warwick Capital CLO Ltd.(a)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/20/37		1,000	1,003,828
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.53%, 07/20/38		1,000	1,004,121
			25,155,279
France(a)(b) — 0.0%
FCT Noria, Series 2025-1, Class B, (1-mo. EURIBOR + 0.90%), 2.79%, 07/25/43	EUR	100	117,244
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 2.84%, 02/25/43		83	97,942
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.14%, 02/25/43		81	94,521
			309,707
Germany(a) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.04%, 01/26/43(b)		35	41,322
Red & Black Auto Germany UG, Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.14%, 09/15/32		63	74,114
			115,436
Ireland(a)(b) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.33%, 04/15/35		100	116,830
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.21%, 07/15/32		100	117,790
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.35%, 02/22/34		100	116,875
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.42%, 04/25/34		100	117,213
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.31%, 08/15/38		100	118,285

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.25%, 05/20/34	EUR	100	$ 117,913
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.25%, 10/20/38		100	117,948
			822,854
Italy(a)(b) — 0.3%
Asset-Backed European Securitisation Transaction Twenty-Four SRL, Series 2024-R, Class B, (1-mo. EURIBOR + 1.15%), 3.21%, 08/16/40		289	340,682
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 2.62%, 12/29/36		202	238,035
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.09%, 12/29/36		88	103,744
Series 2025-1, Class B, (1-mo. EURIBOR + 1.00%), 2.89%, 12/28/40		167	196,584
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 2.84%, 12/25/46		237	279,538
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 2.68%, 02/24/42		162	190,535
Fulvia SPV SRL, Series 2025-1, Class B, (3-mo. EURIBOR + 0.90%), 2.90%, 12/23/41		100	117,548
Golden Bar Securitisation SRL
Series 2025-2, Class A1, (3-mo. EURIBOR + 0.67%), 2.71%, 12/20/44		451	530,104
Series 2025-2, Class B, (3-mo. EURIBOR + 0.90%), 2.94%, 12/22/44		106	124,622
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 3.70%, 06/15/41		72	84,727
Red & Black Auto Italy SRL, Series 3, Class A, (1-mo. EURIBOR + 0.81%), 2.70%, 07/28/36		196	230,601
			2,436,720
Jersey — 0.6%
AGL CLO Ltd., Series 2023-24A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.57%, 03/31/38(a)(c)	USD	2,000	2,005,782
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3- mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(c)		3,000	3,012,426
Vantage Data Centers Jersey Borrower SPV Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39	GBP	176	242,680
Series 2024-1X, Class B, 6.34%, 05/28/39(b)		119	160,382
			5,421,270
Luxembourg(a) — 0.2%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.22%, 03/21/34	EUR	87	102,145
Auto1 Car Funding SARL, Series 2024-1, Class A, (1-mo. EURIBOR + 0.70%), 2.64%, 12/15/33(b)		95	111,957
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 2.97%, 09/22/31(b)		100	117,831
First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class B, (1-mo. EURIBOR + N Ap%), 2.84%, 10/14/32(b)		100	117,594
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 2.69%, 12/27/57(b)		255	300,032
Pony SA, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 2.79%, 01/14/33(b)		90	105,228
SC Austria SARL(b)
Series 2025-1, Class C, (3-mo. EURIBOR + 1.45%), 3.44%, 07/25/41		100	117,847
Security		Par (000)	Value
Luxembourg (continued)
SC Austria SARL(b) (continued)
Series 2025-1, Class D, (3-mo. EURIBOR + 1.80%), 3.79%, 07/25/41	EUR	100	$ 117,919
SC Germany SA Compartment Consumer(b)
Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 3.04%, 05/14/38		100	117,660
Series 2025-1, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 12/14/38		100	117,017
Series 2025-2, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 12/15/38		300	353,210
Series 2025-2, Class D, (1-mo. EURIBOR + 1.50%), 3.44%, 12/15/38		100	117,543
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 2.80%, 01/20/35(b)		34	40,148
			1,836,131
Netherlands(a) — 0.1%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 3.18%, 02/15/55(b)		112	132,583
Hill FL BV, Series 2025-1FL, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 10/18/32(b)		306	359,517
Mila BV
Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 2.62%, 09/16/41		127	148,931
Series 2025-1, Class B, (1-mo. EURIBOR + 0.85%), 2.76%, 10/12/42(b)		100	117,376
			758,407
Portugal(a)(b) — 0.2%
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3
Series 3, Class A, (3-mo. EURIBOR + 0.75%), 2.79%, 10/25/35		200	235,352
Series 3, Class B, (3-mo. EURIBOR + 1.20%), 3.24%, 10/25/35		100	117,718
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 3, Class A, (1-mo. EURIBOR + 0.93%), 2.90%, 10/27/43		800	941,402
			1,294,472
Spain(a) — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 2.69%, 01/31/39		38	44,741
Santander Consumo Fondo de Titulizacion, Series 8, Class B, (3-mo. EURIBOR + 1.20%), 3.21%, 01/21/40(b)		100	118,049
			162,790
United Kingdom — 0.7%
Asimi Funding PLC(a)(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.95%), 4.79%, 05/16/32	GBP	101	137,009
Series 2025-2, Class A, (1-day SONIA GBP 0.82%), 0.00%, 12/16/32		301	406,142
Series 2025-2, Class B, (1-day SONIA GBP 1.20%), 0.00%, 12/16/32		176	237,191
Series 2025-2, Class E, (1-day SONIA GBP 2.80%), 0.00%, 12/16/32		100	134,807
Series 2025-2, Class F, (1-day SONIA GBP 4.80%), 0.00%, 12/16/32		100	134,401
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 5.69%, 01/20/61(a)		100	135,682
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Dowson PLC(a)
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.04%, 08/20/31	GBP	149	$ 201,120
Series 2025-1, Class D, (1-day SONIA GBP 1.90%), 5.69%, 12/20/32(b)		100	134,801
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 4.63%, 03/22/57(a)(b)		207	280,064
Elstree Funding No. 5 PLC, Series 2005, Class A, (1- day SONIA GBP 0.85%), 4.64%, 08/21/61(a)(b)		229	308,642
Hermitage PLC(a)(b)
Series 2023-1, Class B, (1-day SONIA GBP 2.45%), 6.24%, 09/21/33		19	25,350
Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.69%, 04/21/33		149	201,457
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.04%, 04/21/33		50	67,054
Hops Hill PLC, Series 5, Class B, (1-day SONIA GBP 1.00%), 4.79%, 06/21/56(a)(b)		100	134,562
London Cards No. 3 PLC(a)(b)
Series 3X, Class A, (1-day SONIA GBP 0.90%), 0.00%, 12/15/35		628	847,363
Series 3X, Class B, (1-day SONIA GBP 1.50%), 0.00%, 12/15/35		439	591,923
Morglas ABS PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.80%), 4.64%, 09/15/40(a)(b)		737	993,224
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 4.91%, 09/22/67(a)		100	134,494
Newday Funding Master Issuer PLC(a)
Series 2024-2X, Class A, (1-day SONIA GBP 0.90%), 4.74%, 07/15/32(b)		275	371,547
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.14%, 11/15/32		100	135,055
Series 2025-2X, Class B, (1-day SONIA GBP 1.05%), 4.89%, 07/15/33(b)		134	180,241
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.74%, 07/16/29(a)		318	429,636
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 6.53%, 02/23/61(a)(b)		160	218,142
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(b)		57	81,049
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 5.13%, 10/21/56(a)		100	134,916
			6,655,872
United States(c) — 3.9%
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29	USD	570	570,882
Series 2025-X1, Class C, 5.34%, 04/15/30		100	100,336
Series 2025-X2, Class A, 4.45%, 10/15/30		431	431,515
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33		610	616,069
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46		20	18,363
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33		12	11,827
Series 2021-A, Class B, 2.79%, 11/17/33		100	98,491
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27		129	129,390
Security		Par (000)	Value
United States (continued)
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54	USD	268	$ 280,137
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.62%, 06/25/54(a)		310	314,155
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74		895	903,017
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48		508	532,048
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31		65	66,028
FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 05/25/55(a)		1,769	1,787,881
Flatiron CLO LLC, Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 2.70%), 6.58%, 04/17/36(a)		700	699,409
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)		244	246,016
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42		78	74,466
Series 2023-2A, Class A, 6.53%, 06/15/49		197	205,436
Series 2024-2A, Class B, 4.93%, 03/15/50		85	84,972
Series 2025-3A, Class A, 4.56%, 08/15/52		376	377,380
Series 2025-3A, Class B, 4.87%, 08/15/52		270	270,406
Goldman Home Improvement Trust Issuer Trust
Series 2022-GRN1, Class A, 4.50%, 06/25/52		272	272,134
Series 2022-GRN2, Class A, 6.80%, 10/25/52		39	39,786
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46		509	515,918
Series 2025-1A, Class A, 5.38%, 02/20/49		434	439,721
Series 2025-1A, Class B, 6.27%, 02/20/49		20	19,926
Series 2025-2A, Class A, 5.32%, 06/20/49		835	844,065
Series 2025-2A, Class B, 5.98%, 06/20/49		278	279,836
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48		199	161,442
Gracie Point International Funding LLC, Series 2024- 1A, Class A, (90-day Avg SOFR + 1.70%), 5.89%, 03/01/28(a)		306	306,231
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59		233	238,986
Huntington Bank Auto Credit-Linked Notes(a)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.32%, 05/20/32		132	132,708
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.27%, 10/20/32		230	230,639
Lendmark Funding Trust
Series 2024-1A, Class B, 5.88%, 06/21/32		100	101,438
Series 2024-2A, Class B, 4.86%, 02/21/34		100	100,465
Series 2025-1A, Class A, 4.94%, 09/20/34		316	319,544
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64		388	393,038
Series 2025-1A, Class A2, 5.60%, 09/20/65		262	264,289
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%, 09/22/36		241	244,209
Series 2024-BA, Class D, 6.36%, 11/20/38		100	102,397
Series 2025-AA, Class A, 4.98%, 05/20/38		469	474,957
Series 2025-AA, Class B, 5.33%, 05/20/38		172	174,275
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53		191	191,914

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 5.46%, 11/15/68(a)	USD	320	$ 322,291
Series 2021-DA, Class A, (Prime - 1.99%), 4.76%, 04/15/60(a)		127	125,674
Series 2024-A, Class A, 5.66%, 10/15/72		485	497,037
Navient Student Loan Trust
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 5.68%, 03/15/72(a)		126	126,800
Series 2023-BA, Class A1A, 6.48%, 03/15/72		87	90,449
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62		136	122,139
Series 2021-DA, Class B, 2.90%, 04/20/62		700	631,981
Series 2021-DA, Class C, 3.50%, 04/20/62		100	87,277
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 6.12%, 11/25/53(a)		83	83,810
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.08%, 03/15/57(a)		542	539,609
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 5.33%, 05/17/55(a)		978	984,364
Series 2025-BA, Class D, 6.04%, 05/17/55		864	862,468
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 5.27%, 06/22/65(a)		1,530	1,540,685
OneMain Financial Issuance Trust
Series 2022-2A, Class B, 5.24%, 10/14/34		189	189,621
Series 2023-2A, Class D, 7.52%, 09/15/36		552	571,881
Series 2024-1A, Class A, 5.79%, 05/14/41		760	798,784
Point Broadband Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55		271	272,980
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55		998	989,194
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33		990	932,630
Series 2022-1, Class A, 3.07%, 03/15/32		42	41,859
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,776
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/31		90	90,055
Series 2021-A, Class C, 3.53%, 12/22/31		100	99,217
Series 2021-A, Class D, 5.23%, 12/22/31		800	798,173
Series 2024-B, Class A, 5.42%, 11/20/37		424	432,036
Series 2024-B, Class B, 5.86%, 11/20/37		152	155,661
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32		82	81,282
Series 2024-1A, Class A, 6.39%, 11/20/35		124	127,060
Sesac Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54		50	50,823
Series 2025-1, Class A2, 5.50%, 07/25/55		364	361,741
SMB Private Education Loan Trust
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.43%, 03/15/56(a)		656	662,117
Series 2024-A, Class B, 5.88%, 03/15/56		408	419,195
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.07%, 06/17/52(a)		135	134,650
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34		493	495,165
Series 2025-1, Class B, 5.12%, 02/27/34		100	101,105
SoFi Personal Loan Trust
Series 2024-1, Class R1, 0.00%, 02/12/31		10	170,542
Series 2024-1A, Class A, 6.06%, 02/12/31		114	113,231
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54		231	235,522
Security		Par (000)	Value
United States (continued)
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55	USD	624	$ 625,349
Towd Point Mortgage Trust(a)
Series 2023-CES1, Class A2, 7.25%, 07/25/63		963	969,023
Series 2024-CES1, Class A1A, 5.85%, 01/25/64		1,008	1,013,539
Series 2024-CES2, Class A1A, 6.13%, 02/25/64		1,071	1,079,928
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32		168	168,674
Series 2025-ST6, Class A, 4.61%, 10/15/32		583	583,951
Series 2025-ST7, Class A, 4.55%, 11/15/32		463	462,298
Series 2025-ST7, Class B, 4.98%, 11/15/32		204	204,272
Series 2025-ST8, Class B, 5.07%, 12/15/33		890	891,859
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47		398	401,516
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55		388	384,272
			34,890,707
Total Asset-Backed Securities — 9.3% (Cost: $83,323,250)			84,060,552

	Shares
Common Stocks
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	107,797
Chile — 0.0%
Wom New Holdco(d)(e)	1,029	23,667
China — 0.1%
Alibaba Group Holding Ltd.	200	3,672
Alibaba Group Holding Ltd., ADR	1,056	154,789
AsiaInfo Technologies Ltd.(c)	3,600	3,497
Bilibili, Inc., Class Z(e)	140	3,455
BYD Co. Ltd., Class H	7,500	91,656
China Ruyi Holdings Ltd.(e)	16,000	4,507
JD Health International, Inc.(c)(e)	550	3,939
JD.com, Inc., Class A	300	4,314
Kingsoft Corp. Ltd.	1,200	4,402
Kuaishou Technology(c)	500	4,133
Li Auto, Inc., Class A(e)	400	3,376
Meitu, Inc.(c)	3,000	2,701
NetEase Cloud Music, Inc.(c)(e)	200	4,791
NetEase, Inc.	200	5,505
Tencent Holdings Ltd.	1,024	78,585
Xiaomi Corp., Class B(c)(e)	800	4,038
XPeng, Inc., Class A(e)	300	3,050
		380,410
France — 0.0%
Altice France Lux 3(e)	517	9,105
Italy — 0.0%
Intesa Sanpaolo SpA	17,084	118,052
UniCredit SpA	2,923	242,103
		360,155
Spain — 0.0%
CaixaBank SA	16,965	207,416
United Kingdom — 0.0%
Genius Sports Ltd.(e)	16,197	178,491
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 1.1%
Advanced Micro Devices, Inc.(e)	477	$ 102,154
Alphabet, Inc., Class C	1,437	450,931
AMC Networks, Inc., Class A(e)	12,756	121,437
Anduril Industries, Inc., Preference Shares(d)(e)	3,592	160,239
Apollo Global Management, Inc.	1,057	153,011
Apple, Inc.	500	135,930
Bank of America Corp.	1,883	103,565
Boeing Co.(e)	672	145,905
Boston Scientific Corp.(e)	1,417	135,111
Broadcom, Inc.	219	75,796
Caesars Entertainment, Inc.(e)	3,619	84,648
Carrier Global Corp.	1,288	68,058
Century Communities, Inc.	2,891	171,581
Circle Internet Group, Inc., Class A(e)	1,235	97,936
Citigroup, Inc.	1,083	126,375
Coreweave, Inc., Class A(e)	2,711	194,135
D.R. Horton, Inc.	680	97,940
Delta Air Lines, Inc.	4,031	279,751
DF Residential III LP(d)(e)	480,173	518,587
Duke Energy Corp.	568	66,575
EchoStar Corp., Class A(e)	9,364	1,017,867
Eli Lilly & Co.	82	88,124
Flagstar Financial, Inc.	61,137	769,715
Freeport-McMoRan, Inc.	997	50,638
Freewire Equity(d)(e)	6	—
GE Vernova, Inc.	188	122,871
General Electric Co.	770	237,183
Goldman Sachs Group, Inc.	51	44,829
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(d)(e)(f)	538,000	398,120
iShares Ethereum Trust ETF(e)(g)(h)	16,400	367,852
KLA Corp.	100	121,508
Lam Research Corp.	1,414	242,049
Lumen Technologies, Inc.(e)	16,582	128,842
M/I Homes, Inc.(e)	731	93,531
Meritage Homes Corp.	2,317	152,459
Micron Technology, Inc.	1,079	307,957
Netflix, Inc.(e)	1,241	116,356
NRG Energy, Inc.	850	135,354
NVIDIA Corp.	1,353	252,334
Palladyne AI Corp.(e)	305	1,299
Six Flags Entertainment Corp.(e)	8,003	122,766
Solaris Energy Infrastructure, Inc., Class A	7,039	323,583
Sonder Holdings, Inc., Class A(e)	2,292	23
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $85,374)(d)(e)(f)	1,054	333,064
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $91,692)(d)(e)(f)	1,132	357,712
Toll Brothers, Inc.	843	113,990
Trane Technologies PLC	213	82,900
Tri Pointe Homes, Inc.(e)	5,068	159,490
United Airlines Holdings, Inc.(e)	1,366	152,746
Vertiv Holdings Co., Class A	670	108,547
Vistra Corp.	232	37,429
Vobile Group Ltd.(e)	5,000	2,644
Walmart, Inc.	1,117	124,445
Walt Disney Co.	419	47,670
Security	Shares	Value
United States (continued)
Wealthfront Corp.(e)	83	$ 1,128
Wynn Resorts Ltd.	831	99,994
		10,006,684
Total Common Stocks — 1.2% (Cost: $9,005,448)		11,273,725

		Par (000)
Corporate Bonds
Argentina(c) — 0.0%
Telecom Argentina SA, 9.25%, 05/28/33	USD	168	175,319
Vista Energy Argentina SAU, 8.50%, 06/10/33		95	97,137
YPF SA, 9.50%, 01/17/31		113	120,380
			392,836
Australia — 0.9%
AGL Energy Ltd., 5.77%, 09/30/35(b)	AUD	200	129,110
Ampol Ltd., (3-Month BBSW + 2.00%), 5.85%, 10/30/55(a)(b)		310	200,395
BHP Billiton Finance Ltd., 3.64%, 09/04/35(b)	EUR	694	802,580
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(c)	USD	56	54,159
Glencore Capital Finance DAC(b)
3.75%, 02/04/32	EUR	100	118,455
3.67%, 10/06/32		170	198,498
Insurance Australia Group Ltd., (3-Month BBSW + 1.68%), 5.39%, 06/15/37(a)(b)	AUD	200	134,694
Mineral Resources Ltd.(c)
9.25%, 10/01/28	USD	112	117,544
8.50%, 05/01/30		120	124,793
National Australia Bank Ltd.(a)(b)
(3-Month BBSW + 1.30%), 4.95%, 11/14/35	AUD	860	573,508
(3-Month BBSW + 1.70%), 5.77%, 07/30/40		500	328,576
NSW Electricity Networks Finance Property Ltd.(a)(b)
(3-Month BBSW + 1.80%), 5.44%, 11/20/55		240	160,492
(3-Month BBSW + 2.20%), 6.30%, 11/20/55		250	164,258
Oceana Australian Fixed Income Trust, A Note Upsize(d)
10.50%, 07/31/28		348	231,959
Class A, 12.50%, 07/31/26		248	167,572
Class A, 12.50%, 07/31/27		414	284,571
Origin Energy Finance Ltd., 1.00%, 09/17/29(b)	EUR	666	719,623
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)	AUD	960	647,537
Patrick Terminals Finance Property Ltd., 5.55%, 10/22/35(b)		480	307,758
Port of Newcastle Investments Financing Pty. Ltd., 6.10%, 07/18/33(b)		360	239,451
Santos Finance Ltd., 5.75%, 11/13/35(c)	USD	1,225	1,218,194
Scentre Group Trust 1, 5.35%, 09/18/35(b)	AUD	430	273,867
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(b)		500	329,401
Westpac Banking Corp., 6.14%, 11/13/45(b)		460	301,652
			7,828,647
Austria — 0.0%
ams-OSRAM AG, 10.50%, 03/30/29(b)	EUR	100	122,373
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	USD	397	367,181

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Belgium (continued)
Anheuser-Busch InBev SA, 2.75%, 03/17/36(b)	EUR	146	$ 157,998
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 01/23/59	USD	204	207,965
			733,144
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(c)		200	206,126
Ambipar Lux SARL, 10.88%, 02/05/25(b)(e)(i)		310	51,730
Azul Secured Finance LLP, 11.93%, 08/28/28(e)(i)		223	112,126
Embraer Netherlands Finance BV, 5.98%, 02/11/35		80	84,712
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		200	175,481
Petrobras Global Finance BV, 6.75%, 01/27/41		32	32,313
Raizen Fuels Finance SA, 6.70%, 02/25/37(b)		200	162,000
Samarco Mineracao SA(j)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(b)		327	333,064
(9.00% PIK), 9.50%, 06/30/31(c)		143	144,975
Suzano Austria GmbH
6.00%, 01/15/29		200	205,625
5.00%, 01/15/30		200	200,002
Vale Overseas Ltd., 6.40%, 06/28/54		95	96,947
			1,805,101
Canada — 0.5%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)		302	310,366
Bombardier, Inc., 8.75%, 11/15/30(c)		86	92,915
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
6.25%, 09/15/27		74	74,042
5.00%, 06/15/29		65	62,876
4.88%, 02/15/30		93	86,625
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 6.13%, 06/15/29(c)		100	102,658
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(c)		84	80,002
Garda World Security Corp.(c)
8.25%, 08/01/32		94	95,534
8.38%, 11/15/32		100	101,861
HR Ottawa LP, 11.00%, 03/31/31(c)		1,906	2,095,781
NOVA Chemicals Corp., 5.25%, 06/01/27(c)		158	158,967
Open Text Corp., 3.88%, 12/01/29(c)		100	94,903
Prime Investment Partners Ltd., 11.00%, 05/01/30(d)		929	965,658
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(a)		74	77,419
South Bow Canadian Infrastructure Holdings Ltd., (5- year CMT + 3.95%), 7.63%, 03/01/55(a)		100	104,237
TELUS Corp., (5-year CMT + 2.77%), 6.63%, 10/15/55(a)		15	15,307
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(c)		341	340,525
			4,859,676
Chile — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(c)		200	209,428
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(b)		200	189,734
Telefonica Moviles Chile SA, 3.54%, 11/18/31(c)		164	94,220
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(c)(j)(k)		548	501,081
WOM Mobile SA, (12.50% PIK), 11.00%, 04/01/31(c)(j)		316	311,889
			1,306,352
Security		Par (000)	Value
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(k)	USD	61	$ 94,733
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(b)(e)(i)		200	2,000
Fortune Star BVI Ltd.(b)
3.95%, 10/02/26	EUR	1,200	1,400,171
6.80%, 09/09/29	USD	800	788,000
Prosus NV, 3.06%, 07/13/31(b)		200	181,624
			2,466,528
Colombia — 0.1%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(c)(j)		505	503,660
Ecopetrol SA, 8.88%, 01/13/33		11	11,704
Gran Tierra Energy, Inc., 9.50%, 10/15/29(c)		212	147,340
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		400	375,656
			1,038,360
Cyprus — 0.0%
ASG Finance DAC, 9.75%, 05/15/29(b)		311	273,680
Czech Republic(b) — 0.1%
Czechoslovak Group A/S, 5.25%, 01/10/31	EUR	125	152,041
EP Infrastructure AS
1.82%, 03/02/31		455	480,576
4.13%, 02/27/33		200	231,954
			864,571
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.77%, 04/22/30(a)		200	226,768
Finland(b) — 0.1%
Citycon Treasury BV, 5.38%, 07/08/31		200	222,951
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		400	477,216
			700,167
France — 2.1%
Air Liquide Finance SA, 3.00%, 05/05/33(b)		200	230,603
Altice France SA, 5.63%, 07/15/32(b)		77	86,113
Atos SE(b)(l)
5.41%, 12/18/26		68	78,837
9.73%, 12/18/26		277	372,780
Banijay Entertainment SAS, 7.00%, 05/01/29(b)		200	243,802
Banque Federative du Credit Mutuel SA(b)
0.63%, 11/19/27		500	565,982
1.25%, 06/03/30		700	754,388
BNP Paribas SA, (3-mo. EURIBOR + 0.80%), 0.38%, 10/14/27(a)(b)		400	462,756
Capgemini SE, 3.50%, 09/25/34(b)		100	114,741
Cofiroute SA, 1.00%, 05/19/31(b)		500	524,868
Credit Agricole SA(a)(b)
(3-mo. EURIBOR + 0.60%), 0.63%, 01/12/28		3,300	3,806,224
(3-mo. EURIBOR + 0.68%), 0.50%, 09/21/29		400	441,332
Electricite de France SA(b)
4.13%, 06/17/31		1,600	1,958,170
6.13%, 06/02/34	GBP	200	280,319
Elior Group SA, 5.63%, 03/15/30(b)	EUR	100	121,868
Engie SA, 1.88%, 09/19/33(b)		400	418,509
Eutelsat SA(b)
1.50%, 10/13/28		100	112,347
9.75%, 04/13/29		100	125,327
Figeac Aero SA, (Acquired 07/16/25, Cost: $395,607), 7.79%, 07/23/30(d)(f)		340	396,092
Forvia SE, 5.50%, 06/15/31(b)		200	243,175
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Goldstory SAS, 6.75%, 02/01/30(b)	EUR	100	$ 121,907
iliad SA(b)
5.38%, 02/15/29		200	247,252
5.63%, 02/15/30		200	252,551
4.25%, 01/09/32		100	118,548
IPD 3 BV(b)
5.50%, 06/15/31		202	240,112
Series NOV, 5.50%, 06/15/31		100	118,257
Kapla Holding SAS, 5.00%, 04/30/31(b)		100	119,178
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(b)		100	118,877
Loxam SAS, 4.25%, 02/15/31(b)		100	117,567
New Immo Holding SA(b)
3.25%, 07/23/27		100	117,260
5.88%, 04/17/28		100	121,563
4.88%, 12/08/28		100	119,016
4.95%, 11/14/30		100	118,199
Opal Bidco SAS, 5.50%, 03/31/32(b)		105	127,293
Paprec Holding SA, 4.13%, 07/15/30(b)		113	133,431
RCI Banque SA(a)(b)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		100	119,769
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,859
Renault SA, 3.88%, 09/30/30(b)		100	118,373
RTE Reseau de Transport d’Electricite SADIR, 1.13%, 09/09/49(b)		400	236,479
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $293,638), 7.02%, 09/30/29(d)(f)		297	349,561
Societe Generale SA(b)
1.25%, 12/07/27	GBP	300	382,268
1.75%, 03/22/29	EUR	400	451,564
TotalEnergies Capital International SA, 3.50%, 03/03/37(b)		100	113,257
Veolia Environnement SA(b)
1.94%, 01/07/30		700	787,741
3.32%, 06/17/32		100	116,720
Worldline SA, 5.25%, 11/27/29(b)		1,200	1,244,636
Worldline SA/France, 4.13%, 09/12/28(b)		1,000	1,058,562
			18,632,033
Germany — 1.3%
Alstria Office AG, 5.50%, 03/20/31(b)		100	120,292
APCOA Group GmbH, 6.00%, 04/15/31(b)		200	239,218
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(b)(m)		356	407,800
Aroundtown SA(b)
0.01%, 07/16/26		100	115,912
3.50%, 05/13/30		100	116,083
Brenntag Finance BV, 3.38%, 10/02/31(b)		200	232,083
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(m)		200	255,423
Deutsche Telekom AG, 1.75%, 12/09/49(b)		67	48,902
Dynamo Newco II GmbH, 6.25%, 10/15/31(b)		100	119,699
E.ON SE, 3.88%, 09/05/38(b)		345	400,633
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 11.62% Cash or 11.62% PIK), 11.62%, 04/01/31(a)(d)(j)		419	438,945
Eurogrid GmbH, 1.50%, 04/18/28(b)		300	342,916
Security		Par (000)	Value
Germany (continued)
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(b)(m)	EUR	100	$ 115,691
Gruenenthal GmbH(b)
4.63%, 11/15/31		100	118,752
Series NOV, 4.63%, 11/15/31		100	118,752
HT Troplast GmbH, 9.38%, 07/15/28(b)		100	121,868
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(b)(j)		200	245,603
Mahle GmbH, 6.50%, 05/02/31(b)		100	122,197
Nidda Healthcare Holding GmbH(b)
7.00%, 02/21/30		202	246,420
5.38%, 10/23/30		100	120,094
(3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32(a)		253	300,010
PCF GmbH, 4.75%, 04/15/29(b)		122	66,815
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(b)		100	118,481
ProGroup AG, 5.13%, 04/15/29(b)		100	120,680
Robert Bosch GmbH, 4.38%, 06/02/43(b)		200	231,195
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(b)(j)		118	90,707
TK Elevator Midco GmbH, 4.38%, 07/15/27(b)		186	219,355
TUI Cruises GmbH, 5.00%, 05/15/30(b)		100	120,585
Volkswagen Bank GmbH(b)
4.25%, 01/07/26		400	470,286
4.63%, 05/03/31		900	1,107,962
Volkswagen Financial Services AG(b)
2.25%, 10/01/27		859	1,001,764
(3-mo. EURIBOR + 0.78%), 2.85%, 06/10/27(a)		1,965	2,316,178
Vonovia SE, Series B, 0.88%, 05/20/32(b)(k)		200	227,166
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(m)		203	243,375
ZF Europe Finance BV(b)
2.50%, 10/23/27		200	231,479
7.00%, 06/12/30		200	247,612
ZF North America Capital, Inc., 7.13%, 04/14/30(c)	USD	150	151,159
			11,312,092
Greece(a)(b) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	100	117,003
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	264,934
			381,937
Hong Kong — 0.1%
Elect Global Investments Ltd., 4.85%(b)(m)	USD	200	150,294
Melco Resorts Finance Ltd., 7.63%, 04/17/32(c)		200	210,000
Peak RE Bvi Holding Ltd., (5-year CMT + 3.00%), 5.63%(a)(b)(m)		285	287,494
			647,788
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(b)		200	211,094
India — 1.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)		200	201,000
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(b)		770	751,712
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(b)		1,000	1,015,000
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(b)		306	315,298
Diamond II Ltd., 7.95%, 07/28/26(b)		1,000	1,002,190

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
India (continued)
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/30(c)(d)(j)	USD	1,186	$ 1,227,499
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(b)		495	499,795
India Cleantech Energy, 4.70%, 08/10/26(b)		759	749,816
Muthoot Finance Ltd.(b)
6.38%, 04/23/29		300	304,125
6.38%, 03/02/30		1,235	1,255,455
Power Finance Corp. Ltd., 1.84%, 09/21/28(b)	EUR	100	112,853
ReNew Pvt Ltd., 5.88%, 03/05/27(b)	USD	200	198,712
Sammaan Capital Ltd., 7.50%, 10/16/30(b)		815	803,030
Vedanta Resources Finance II PLC
10.88%, 09/17/29(b)		700	737,844
10.88%, 09/17/29(c)		528	556,545
9.48%, 07/24/30(c)		200	204,250
11.25%, 12/03/31(c)		200	214,813
			10,149,937
Indonesia — 0.5%
Freeport Indonesia PT(b)
4.76%, 04/14/27		200	200,500
6.20%, 04/14/52		800	815,184
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(b)		455	390,590
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(b)		500	521,565
8.96%, 04/27/29(c)		104	108,486
Nickel Industries Ltd., 9.00%, 09/30/30(b)		320	331,200
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
1.88%, 11/05/31	EUR	700	734,724
4.88%, 07/17/49	USD	500	426,875
4.00%, 06/30/50		500	370,675
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		200	194,000
			4,093,799
Ireland — 0.0%
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.56%, 05/15/28(a)(b)	EUR	150	178,251
GGAM Finance Ltd., 6.88%, 04/15/29(c)	USD	78	80,900
			259,151
Israel — 0.0%
Energean Israel Finance Ltd., 5.38%, 03/30/28(b)(c)		15	14,745
Energean PLC, 5.63%, 05/12/31(b)	EUR	100	117,519
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29	USD	200	219,626
			351,890
Italy — 1.3%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(b)	EUR	262	310,457
ASTM SpA, 1.00%, 11/25/26(b)		2,848	3,302,488
Bubbles Bidco SpA, 6.50%, 09/30/31(b)		122	147,090
Continuum Energy Pte. Ltd., 12.00%, 09/11/27(c)(d)	USD	432	430,403
Dolcetto Holdco SpA, 5.63%, 07/14/32(b)	EUR	100	119,281
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(b)		111	131,446
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(b)		100	124,399
Eni SpA(b)
1.63%, 05/17/28		157	180,024
0.38%, 06/14/28		3,024	3,363,507
Security		Par (000)	Value
Italy (continued)
Eni SpA(b) (continued)
3.63%, 01/29/29	EUR	688	$ 827,658
Fedrigoni SpA, (3-mo. EURIBOR + 4.00%), 6.02%, 01/15/30(a)(b)		200	230,188
Fibercop SpA, 5.13%, 06/30/32(b)		100	119,440
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(b)		300	352,555
Gruppo San Donato SPA, 6.50%, 10/31/31(b)		100	119,613
IMA Industria Macchine Automatiche SpA(b)
3.75%, 01/15/28		100	117,667
(3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(a)		200	237,744
Itelyum Regeneration SpA, 5.75%, 04/15/30(b)		200	234,272
Lottomatica Group SpA, 4.88%, 01/31/31(b)		100	121,027
Pachelbel Bidco SpA(b)
7.13%, 05/17/31		118	148,095
(3-mo. EURIBOR + 4.25%), 6.32%, 05/17/31(a)		100	118,833
Rossini SARL(b)
6.75%, 12/31/29		100	123,478
(3-mo. EURIBOR + 3.88%), 5.89%, 12/31/29(a)		43	51,249
TeamSystem SpA, 5.00%, 07/01/31(b)		172	203,996
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	46	50,955
UniCredit SpA, 3.73%, 06/10/35(b)	EUR	749	877,906
Unipol Assicurazioni SpA, 4.90%, 05/23/34(b)		100	123,135
			12,166,906
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(c)(d)(n)	USD	71	4,262
Japan — 0.4%
Nissan Motor Co. Ltd.
5.25%, 07/17/29(b)	EUR	292	352,322
4.81%, 09/17/30(c)	USD	200	188,500
SoftBank Group Corp.(b)
5.38%, 01/08/29	EUR	200	240,595
5.25%, 10/10/29		500	596,525
5.88%, 07/10/31		600	720,517
3.88%, 07/06/32		200	219,741
6.38%, 07/10/33		700	843,679
			3,161,879
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD	200	186,149
10.38%, 03/31/29(b)	GBP	100	122,703
Deepocean Ltd., 6.00%, 04/08/31(b)	EUR	112	135,042
			443,894
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	USD	200	201,394
Luxembourg — 0.5%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(j)	EUR	415	534,037
Breakwater Energy Holdings SARL
9.25%, 11/15/30(c)	USD	250	261,789
9.25%, 11/15/30		250	261,789
Encore Issuances SA, (1-mo. EURIBOR + 3.00%), 4.93%, 08/14/26(a)	EUR	32	37,755
Ephios Subco 3 SARL, 7.88%, 01/31/31(b)		100	125,230
Essendi SA(b)
5.63%, 05/15/32		300	361,363
(3-mo. EURIBOR + 3.75%), 5.81%, 05/15/32(a)		200	238,051
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(b)		111	124,879
INEOS Finance PLC
6.38%, 04/15/29(b)		200	206,229
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg (continued)
INEOS Finance PLC (continued)
7.50%, 04/15/29(c)	USD	200	$ 173,736
7.25%, 03/31/31(b)	EUR	100	101,123
ION Platform Finance SARL(b)
7.88%, 05/01/29		326	388,834
6.50%, 09/30/30		131	148,978
6.88%, 09/30/32		109	122,529
Kleopatra Finco SARL, 4.25%, 03/01/26(b)(e)(i)		100	55,234
Maxam Prill SARL, 6.00%, 07/15/30(b)		354	425,041
Summer BC Holdco B SARL(b)
5.88%, 02/15/30		102	110,466
(3-mo. EURIBOR + 4.25%), 6.31%, 02/15/30(a)		100	110,164
Vivion Investments SARL(b)
5.63%, 06/08/30		100	113,186
(6.50% PIK), 6.50%, 02/28/29(j)		122	142,850
			4,043,263
Macau — 0.2%
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	488	469,807
Wynn Macau Ltd.
5.63%, 08/26/28(b)		1,204	1,201,616
5.63%, 08/26/28(c)		200	199,604
			1,871,027
Mauritius — 0.1%
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27		1,007	1,007,000
Mexico — 0.5%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)		198	208,106
Food Service Project SA, 5.50%, 01/21/27(b)	EUR	100	117,719
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(b)	USD	200	204,262
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 8.00%, 12/30/27(j)		113	113,098
Petroleos Mexicanos
7.50%, 03/31/26(c)		2,154	2,159,385
4.75%, 02/26/29(b)	EUR	164	193,937
8.75%, 06/02/29	USD	203	217,340
6.84%, 01/23/30		587	596,333
5.95%, 01/28/31		685	663,012
6.70%, 02/16/32		58	57,834
6.38%, 01/23/45		432	346,861
			4,877,887
Morocco(c) — 0.1%
OCP SA
6.75%, 05/02/34		202	217,847
7.50%, 05/02/54		200	220,996
			438,843
Netherlands — 0.6%
ABN AMRO Bank NV, (5-year EURIBOR ICE Swap + 2.45%), 5.50%, 09/21/33(a)(b)	EUR	800	991,136
Boels Topholding BV, 5.75%, 05/15/30(b)		246	298,926
Heineken NV, 3.51%, 05/03/34(b)		180	210,316
IMCD NV, 2.13%, 03/31/27(b)		1,569	1,828,905
ING Groep NV, (5-year EUR Swap + 1.78%), 4.25%, 08/26/35(a)(b)		200	240,637
Q-Park Holding I BV(b)
5.13%, 03/01/29		100	120,750
5.13%, 02/15/30		215	260,872
Sunrise FinCo I BV
4.88%, 07/15/31(c)	USD	200	190,500
4.63%, 05/15/32(b)	EUR	243	288,438
Security		Par (000)	Value
Netherlands (continued)
Trivium Packaging Finance BV, 12.25%, 01/15/31(c)	USD	200	$ 217,007
VZ Secured Financing BV
5.00%, 01/15/32(c)		201	181,896
5.25%, 01/15/33(b)	EUR	423	487,366
VZ Vendor Financing II BV, 2.88%, 01/15/29(b)		170	188,700
			5,505,449
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(c)	USD	200	198,584
Peru(c) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		50	52,993
Volcan Cia Minera SAA, 8.50%, 10/28/32		16	16,418
			69,411
Philippines(b)(m) — 0.1%
ACEN Finance Ltd., 4.00%		267	176,220
Petron Corp., (5-year CMT + 7.57%), 5.95%(a)		444	442,695
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(a)		650	657,515
			1,276,430
Portugal(a)(b) — 0.0%
EDP SA
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81	EUR	200	233,428
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		100	120,591
			354,019
Saudi Arabia — 0.1%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(b)(m)	USD	200	202,492
Saudi Arabian Oil Co., 4.75%, 06/02/30(c)		200	202,500
Saudi Electricity Sukuk Programme Co.(b)
4.94%, 02/13/29		200	203,024
5.23%, 02/18/30		200	204,864
SRC Sukuk Ltd., 4.38%, 04/02/29(b)		438	437,826
			1,250,706
Singapore — 0.1%
Puma International Financing SA, 7.75%, 04/25/29(b)		435	447,406
South Africa(b) — 0.1%
Sappi Papier Holding GmbH, 4.50%, 03/15/32	EUR	200	228,158
Sasol Financing USA LLC, 8.75%, 05/03/29	USD	200	202,472
Transnet/South Africa, 8.25%, 02/06/28		200	211,313
			641,943
South Korea(b) — 0.1%
Hyundai Card Co. Ltd., 5.75%, 04/24/29		200	207,266
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(a)		500	517,760
			725,026
Spain(b) — 0.2%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)	EUR	100	120,567
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.55%, 05/01/30(a)		103	122,121
Banco de Sabadell SA, (1-year EURIBOR ICE Swap + 1.25%), 3.50%, 05/27/31(a)		600	710,147
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(m)		200	247,077
Cirsa Finance International SARL, (3-mo. EURIBOR + 3.00%), 5.10%, 10/15/32(a)		100	118,562

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Grifols SA
7.13%, 05/01/30	EUR	100	$ 123,296
7.50%, 05/01/30		200	246,864
Lorca Telecom Bondco SA, 4.00%, 09/18/27		15	17,498
			1,706,132
Sweden — 0.1%
Atlas Copco Finance DAC, 0.13%, 09/03/29(b)		200	213,748
Dometic Group AB, 5.00%, 09/11/30(b)		100	119,625
Preem Holdings AB, 12.00%, 06/30/27(b)		80	97,047
Stena International SA, 7.25%, 01/15/31(c)	USD	200	203,881
			634,301
Switzerland — 0.3%
Allwyn Entertainment Financing U.K. PLC(b)
7.25%, 04/30/30	EUR	90	111,057
4.13%, 02/15/31		171	197,944
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(b)	CHF	125	157,029
UBS Group AG(b)
0.63%, 01/18/33	EUR	1,400	1,347,156
0.63%, 02/24/33		527	505,348
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(c)
9.50%, 06/01/28	USD	40	41,371
6.38%, 02/01/30		6	5,710
			2,365,615
Thailand(b) — 0.2%
Muangthai Capital PCL
6.88%, 09/30/28		1,000	1,012,500
7.55%, 07/21/30		300	310,218
			1,322,718
Turkey — 0.0%
Sisecam U.K. PLC, 8.25%, 05/02/29(b)		200	206,000
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(c)		200	204,062
			410,062
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(b)(j)	EUR	483	470,905
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(c)	USD	150	144,794
9.63%, 02/11/27(b)		150	144,793
			760,492
United Arab Emirates — 0.0%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(b)		200	206,186
United Kingdom — 1.8%
Amber Finco PLC, 6.63%, 07/15/29(b)	EUR	100	123,408
Ardonagh Finco Ltd.
6.88%, 02/15/31(b)		418	506,301
7.75%, 02/15/31(c)	USD	200	209,671
AstraZeneca PLC, 1.38%, 08/06/30		352	312,897
Barclays PLC(a)
(1-day SOFR + 2.98%), 6.22%, 05/09/34		400	430,122
(1-year CMT + 3.50%), 7.44%, 11/02/33		391	447,091
BCP V Modular Services Finance II PLC(b)
6.13%, 11/30/28	GBP	223	282,160
6.50%, 07/10/31	EUR	280	306,794
Bellis Acquisition Co. PLC(b)
8.13%, 05/14/30	GBP	250	313,425
8.00%, 07/01/31	EUR	100	113,889
Security		Par (000)	Value
United Kingdom (continued)
Belron U.K. Finance PLC, 4.63%, 10/15/29(b)	EUR	139	$ 167,876
Biffa Group Holdings Ltd.(b)
5.25%, 06/15/31		100	117,180
7.38%, 06/15/31	GBP	100	135,957
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	100	121,437
7.38%, 08/31/32	GBP	100	139,401
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(b)	EUR	300	360,147
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(b)	GBP	400	564,141
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD	200	212,148
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(b)	EUR	200	240,639
CPUK Finance Ltd., 4.50%, 08/28/27(b)	GBP	100	132,089
Deuce Finco PLC(b)
7.00%, 11/20/31		100	136,138
(3-mo. EURIBOR + 3.50%), 5.55%, 11/20/32(a)	EUR	100	119,194
EC Finance PLC, 3.25%, 10/15/26(b)		200	232,572
Edge Finco PLC, 8.13%, 08/15/31(b)	GBP	306	438,258
Froneri Lux FinCo SARL, 4.75%, 08/01/32(b)	EUR	100	118,402
Heathrow Finance PLC(b)(l)
3.88%, 03/01/27	GBP	100	132,205
4.13%, 09/01/29		130	164,515
HSBC Holdings PLC(a)(b)
(3-mo. EURIBOR + 0.86%), 3.76%, 05/20/29	EUR	1,994	2,390,059
(3-Month BBSW + 1.60%), 5.64%, 08/28/36	AUD	400	259,556
Imperial Brands Finance PLC, 3.88%, 02/12/34(b)	EUR	100	115,404
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(b)		200	236,247
Market Bidco Finco PLC(b)
6.75%, 01/31/31		136	158,084
8.75%, 01/31/31	GBP	100	132,619
Mobico Group PLC(b)
4.88%, 09/26/31	EUR	100	93,025
(5-year UK Government Bond + 4.14%), 4.25%(a)(m)	GBP	100	79,322
Motability Operations Group PLC, 3.88%, 01/24/34(b)	EUR	332	390,982
Motion Finco SARL, 7.38%, 06/15/30(b)		200	213,321
Northumbrian Water Finance PLC(b)
5.38%, 07/22/32	GBP	601	813,508
5.63%, 04/29/33		49	66,792
Ocado Group PLC, 10.50%, 08/08/29(b)		100	135,252
OEG Finance PLC, 7.25%, 09/27/29(b)	EUR	200	245,690
Pinewood Finco PLC, 6.00%, 03/27/30(b)	GBP	155	210,108
Pinnacle Bidco PLC, 10.00%, 10/11/28(b)		200	283,742
SCC Power PLC(c)(j)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	87	51,128
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		13	3,236
Standard Chartered PLC, (5-year CMT + 2.87%), 7.00%(a)(c)(m)		800	822,452
Synthomer PLC, 7.38%, 05/02/29(b)	EUR	100	103,932
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(b)	GBP	100	96,865
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	200	185,147
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(b)	GBP	400	524,917
Vmed O2 U.K. Financing I PLC(b)
4.00%, 01/31/29		100	127,589
4.50%, 07/15/31		207	247,234
5.63%, 04/15/32	EUR	209	246,951
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	32	29,878
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Vodafone Group PLC(a) (continued)
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(b)	EUR	500	$ 566,097
WPP Finance 2013, 3.63%, 06/09/31(b)		770	893,308
Zegona Finance PLC, 6.75%, 07/15/29(b)		257	317,140
			16,617,642
United States — 14.1%
AbbVie, Inc.
4.25%, 11/21/49	USD	420	345,893
5.40%, 03/15/54		213	207,073
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(c)		100	101,000
Advance Auto Parts, Inc., 3.90%, 04/15/30		100	91,798
AES Corp., (5-year CMT + 2.89%), 6.95%, 07/15/55(a)		100	98,732
Aethon III BR LLC, 10.08%, 01/10/27(c)(d)		313	311,611
Air Products and Chemicals, Inc., 4.00%, 03/03/35	EUR	358	428,680
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(c)	USD	100	99,904
Allegiant Travel Co., 7.25%, 08/15/27(c)		68	68,950
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 7.38%, 10/01/32(c)		200	207,374
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(c)		200	197,931
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
3.63%, 06/01/28	EUR	100	116,446
4.88%, 06/01/28	GBP	200	262,462
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD	90	93,167
Alphabet, Inc.
5.45%, 11/15/55		246	241,318
4.38%, 11/06/64	EUR	470	526,093
5.70%, 11/15/75	USD	120	118,110
Amazon.com, Inc.
3.10%, 05/12/51		234	157,097
2.70%, 06/03/60		92	52,011
3.25%, 05/12/61		175	111,964
4.10%, 04/13/62		363	279,035
5.55%, 11/20/65		76	73,720
AMC Networks, Inc.
10.25%, 01/15/29(c)		309	324,021
4.25%, 02/15/29		226	200,841
10.50%, 07/15/32(c)		100	110,474
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 02/15/32		60	56,366
Series 2019-1, Class B, 3.85%, 02/15/28		45	44,155
American Airlines Trust, Series 2025-1, Class B, 5.65%, 05/11/36		109	109,550
American Airlines, Inc., 7.25%, 02/15/28(c)		100	102,230
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		84	80,915
American Express Co.
2.55%, 03/04/27		1,535	1,512,772
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)		826	840,617
American International Group, Inc.
4.85%, 05/07/30		88	90,188
5.13%, 03/27/33		45	46,280
American Tower Corp.
0.95%, 10/05/30	EUR	320	340,028
5.65%, 03/15/33	USD	548	577,375
5.55%, 07/15/33		912	954,984
Amgen, Inc.
4.66%, 06/15/51		279	238,710
5.75%, 03/02/63		494	481,987
Security		Par (000)	Value
United States (continued)
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD	100	$ 98,090
Apple, Inc.
4.38%, 05/13/45		230	205,039
2.65%, 02/08/51		265	163,816
2.70%, 08/05/51		70	43,569
2.85%, 08/05/61		77	45,451
4.10%, 08/08/62		189	148,567
Aramark International Finance SARL, 4.38%, 04/15/33(b)	EUR	200	234,854
Arches Buyer, Inc., 4.25%, 06/01/28(c)	USD	93	91,271
Ardagh Group SA
9.50%, 12/01/30(c)		416	451,398
9.50%, 12/01/30		61	66,359
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(b)(j)	EUR	100	107,742
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(c)(j)	USD	804	734,655
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 5.00%, 01/30/31(b)	EUR	100	118,817
Aretec Group, Inc., 10.00%, 08/15/30(c)	USD	64	69,065
Arsenal AIC Parent LLC, 11.50%, 10/01/31(c)		100	110,055
Asbury Automotive Group, Inc., 5.00%, 02/15/32(c)		11	10,690
Ascension Health, Series 2025, 4.92%, 11/15/35		150	150,227
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		37	35,276
4.63%, 04/01/30		97	92,634
6.88%, 08/01/33		66	66,052
AT&T, Inc.
3.65%, 06/01/51		868	609,952
3.55%, 09/15/55		170	113,159
3.65%, 09/15/59		854	563,178
ATI, Inc., 7.25%, 08/15/30		15	15,847
Avantor Funding, Inc.(c)
4.63%, 07/15/28		26	25,859
3.88%, 11/01/29		100	95,626
Avianca Midco 2 PLC, 9.00%, 12/01/28		199	200,574
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(c)		55	56,524
Azorra Finance Ltd., 7.25%, 01/15/31(c)		40	41,913
Baltimore Gas and Electric Co., 5.40%, 06/01/53		55	52,880
Bank of America Corp.(a)
(1-day SOFR + 1.00%), 5.16%, 01/24/31		467	482,109
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50		531	446,083
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51		810	649,004
(3-mo. EURIBOR + 0.89%), 1.66%, 04/25/28(b)	EUR	1,239	1,439,710
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(b)		100	119,642
Becton Dickinson & Co.
4.69%, 02/13/28	USD	44	44,582
5.08%, 06/07/29		72	73,906
Beignet Investor LLC, 6.58%, 05/30/49(c)		4,849	5,122,945
Block, Inc., 5.63%, 08/15/30(c)		100	102,032
BMS Ireland Capital Funding DAC, 4.58%, 11/10/55	EUR	410	470,167
Booking Holdings, Inc.
0.50%, 03/08/28		505	567,344
4.50%, 11/15/31		171	212,849
3.25%, 11/21/32		333	386,297
Boyd Gaming Corp., 4.75%, 06/15/31(c)	USD	53	51,780
Bracelet Holdings, Inc., 9.25%, 07/02/28(c)		536	524,319
Bristol-Myers Squibb Co., 3.90%, 03/15/62		335	242,873
Broadcom, Inc.
5.15%, 11/15/31		247	256,250

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Broadcom, Inc. (continued)
4.90%, 07/15/32	USD	348	$ 355,309
5.20%, 07/15/35		1,524	1,561,439
Buckeye Partners LP, 6.88%, 07/01/29(c)		58	60,332
Builders FirstSource, Inc., 5.00%, 03/01/30(c)		56	55,836
Burlington Northern Santa Fe LLC, 5.20%, 04/15/54		105	98,817
Caesars Entertainment, Inc.(c)
7.00%, 02/15/30		104	107,708
6.50%, 02/15/32		17	17,415
California Resources Corp.(c)
8.25%, 06/15/29		97	101,460
7.00%, 01/15/34		132	130,026
Capital One Financial Corp.(a)
(1-day SOFR + 1.25%), 4.49%, 09/11/31		66	65,903
(1-day SOFR + 1.63%), 5.20%, 09/11/36		47	46,763
(1-day SOFR + 2.64%), 6.31%, 06/08/29		101	105,995
(1-day SOFR + 2.86%), 6.38%, 06/08/34		80	86,474
Caterpillar, Inc.
5.20%, 05/15/35		129	133,711
5.50%, 05/15/55		47	47,404
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
6.38%, 09/01/29		80	81,100
4.75%, 03/01/30		241	230,167
4.75%, 02/01/32		61	55,750
4.50%, 06/01/33		130	113,797
4.25%, 01/15/34		100	85,027
Celanese U.S. Holdings LLC
6.50%, 04/15/30		62	62,310
7.05%, 11/15/30		52	54,791
6.75%, 04/15/33		100	99,475
Centene Corp., 4.25%, 12/15/27		400	397,645
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 12/01/61		383	250,492
3.95%, 06/30/62		514	309,288
Chemours Co., 4.63%, 11/15/29(c)		100	90,423
CHS/Community Health Systems, Inc.(c)
4.75%, 02/15/31		197	175,504
10.88%, 01/15/32		90	98,230
Churchill Downs, Inc., 5.50%, 04/01/27(c)		150	150,000
Cipher Compute LLC, 7.13%, 11/15/30(c)		32	32,591
Citigroup, Inc.(a)
6.35%, 09/09/30		3,095	3,067,823
0.00%, 12/11/30		765	765,000
(1-day SOFR + 0.87%), 4.79%, 03/04/29		670	679,600
(1-day SOFR + 1.18%), 2.52%, 11/03/32		363	325,211
(1-day SOFR + 1.46%), 4.95%, 05/07/31		1,262	1,288,987
(1-day SOFR + 1.94%), 3.79%, 03/17/33		919	876,247
(3-mo. EURIBOR + 1.03%), 3.49%, 10/22/34	EUR	243	280,093
(3-mo. EURIBOR + 1.58%), 4.11%, 04/29/36		987	1,178,896
Civitas Resources, Inc.(c)
5.00%, 10/15/26	USD	308	307,095
8.38%, 07/01/28		141	145,285
8.63%, 11/01/30		121	126,815
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(b)	EUR	111	132,305
6.75%, 09/15/32(c)	USD	100	103,699
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(c)		70	73,300
Cleveland-Cliffs, Inc.(c)
7.00%, 03/15/32		63	64,575
7.38%, 05/01/33		100	104,003
Security		Par (000)	Value
United States (continued)
Cloud Software Group, Inc.(c)
6.50%, 03/31/29	USD	96	$ 97,256
9.00%, 09/30/29		267	278,083
Clydesdale Acquisition Holdings, Inc.(c)
8.75%, 04/15/30		106	107,768
6.75%, 04/15/32		76	78,149
Coca-Cola Co.
2.50%, 03/15/51		25	14,987
5.20%, 01/14/55		158	152,332
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(c)		31	31,021
Comcast Corp.
5.35%, 05/15/53		213	191,331
2.94%, 11/01/56		271	152,268
2.99%, 11/01/63		197	106,557
Comstock Resources, Inc., 6.75%, 03/01/29(c)		100	99,799
Core Scientific, Inc., 0.00%, 06/15/31(c)(k)(n)		44	46,231
CoreWeave, Inc., 9.25%, 06/01/30(c)		167	155,272
Credit Acceptance Corp., 9.25%, 12/15/28(c)		3	3,135
Crescent Energy Finance LLC(c)
7.38%, 01/15/33		219	207,820
8.38%, 01/15/34		57	56,620
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		72	71,734
Crown Castle, Inc.
3.30%, 07/01/30		418	396,497
2.25%, 01/15/31		751	670,800
2.10%, 04/01/31		267	235,639
CSC Holdings LLC(c)
11.25%, 05/15/28		200	159,133
11.75%, 01/31/29		200	148,589
CSX Corp., 4.10%, 11/15/32		325	318,926
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		36	36,191
CVS Health Corp.
4.30%, 03/25/28		235	235,778
3.25%, 08/15/29		238	229,749
5.00%, 09/15/32		92	93,902
5.45%, 09/15/35		174	178,108
5.13%, 07/20/45		118	106,531
5.05%, 03/25/48		263	231,848
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(b)	EUR	200	251,235
Darling Global Finance BV, 4.50%, 07/15/32(b)		100	119,056
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD	100	101,633
DaVita, Inc., 4.63%, 06/01/30(c)		200	194,478
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(c)		117	122,635
Delta Air Lines, Inc.
4.95%, 07/10/28		940	956,904
5.25%, 07/10/30		755	775,813
Directv Financing LLC, 8.88%, 02/01/30(c)		65	65,767
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(c)		100	102,205
Discovery Communications LLC, 5.00%, 09/20/37		100	80,012
DISH Network Corp., 3.38%, 08/15/26(k)		72	69,300
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(j)		104	106,250
10.75%, 11/30/29		300	331,740
Elevance Health, Inc.
5.13%, 02/15/53		230	207,589
5.70%, 02/15/55		220	214,537
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Eli Lilly & Co., 5.20%, 08/14/64	USD	208	$ 195,718
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	208	254,686
6.75%, 07/15/31(c)	USD	38	40,052
Encompass Health Corp., 4.75%, 02/01/30		57	56,811
Encore Capital Group, Inc., 4.25%, 06/01/28(b)	GBP	101	130,363
Energizer Holdings, Inc., 4.38%, 03/31/29(c)	USD	79	75,485
Energy Transfer LP, (5-year CMT + 4.02%), 8.00%, 05/15/54(a)		20	21,349
Entegris, Inc., 5.95%, 06/15/30(c)		100	102,001
Equinix, Inc.
2.50%, 05/15/31		607	549,324
3.90%, 04/15/32		591	568,010
EquipmentShare.com, Inc.(c)
9.00%, 05/15/28		49	50,920
8.00%, 03/15/33		31	32,519
Exelon Corp., 4.10%, 03/15/52		104	80,250
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	233	196,924
Fair Isaac Corp., 4.00%, 06/15/28(c)	USD	100	98,625
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)		51	48,490
FirstCash, Inc., 6.88%, 03/01/32(c)		72	74,895
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		309	262,473
Five Point Operating Co. LP, 8.00%, 10/01/30(c)		27	28,209
Florida Power & Light Co., 2.88%, 12/04/51		913	581,924
Focus Financial Partners LLC, 6.75%, 09/15/31(c)		26	26,731
Ford Motor Credit Co. LLC
6.95%, 06/10/26		210	211,829
4.54%, 08/01/26		200	199,728
5.13%, 11/05/26		340	341,847
Freedom Mortgage Holdings LLC(c)
9.25%, 02/01/29		100	104,885
9.13%, 05/15/31		29	31,148
FTAI Aviation Investors LLC, 7.00%, 05/01/31(c)		68	71,610
Full House Resorts, Inc., 8.25%, 02/15/28(c)		50	43,438
Gap, Inc., 3.88%, 10/01/31(c)		80	73,944
Gen Digital, Inc., 6.75%, 09/30/27(c)		94	95,400
General Electric Co., 2.13%, 05/17/37	EUR	586	584,052
General Motors Financial Co., Inc., 5.45%, 07/15/30	USD	307	318,803
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		60	62,286
GEO Group, Inc., 8.63%, 04/15/29		100	105,180
GFL Environmental, Inc., 4.00%, 08/01/28(c)		100	98,640
Gilead Sciences, Inc., 2.80%, 10/01/50		937	593,027
Goldman Sachs Bank USA, Series BKNT, 6.60%, 09/12/30(a)(d)		3,095	3,083,858
Goldman Sachs Group, Inc.(a)
(1-day SOFR + 1.38%), 5.54%, 01/28/36		597	619,612
(1-day SOFR + 1.41%), 3.10%, 02/24/33		1,482	1,365,256
(1-day SOFR + 1.58%), 5.22%, 04/23/31		1,987	2,052,268
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29		410	410,853
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		165	156,288
Granite Ridge Resources, Inc., 8.88%, 11/05/29(c)(d)		1,160	1,118,008
Gray Media, Inc., 9.63%, 07/15/32(c)		60	62,266
Group 1 Automotive, Inc., 6.38%, 01/15/30(c)		69	71,001
GS Finance Corp., 8.75%, 02/14/30(a)		1,930	1,924,851
Harvest Midstream I LP, 7.50%, 09/01/28(c)		97	98,450
HCA, Inc.
6.20%, 03/01/55		479	488,168
6.10%, 04/01/64		292	289,257
Herc Holdings, Inc., 7.00%, 06/15/30(c)		147	154,707
Hess Midstream Operations LP, 5.88%, 03/01/28(c)		113	115,121
Security		Par (000)	Value
United States (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.00%, 02/01/31	USD	94	$ 89,359
6.88%, 05/15/34		111	104,008
Hilton Domestic Operating Co., Inc.(c)
3.63%, 02/15/32		20	18,566
5.88%, 03/15/33		145	149,174
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c)
5.00%, 06/01/29		99	96,161
4.88%, 07/01/31		2	1,867
Home Depot, Inc., 5.40%, 06/25/64		742	709,128
HUB International Ltd., 7.25%, 06/15/30(c)		200	209,985
Humana, Inc.
3.70%, 03/23/29		44	43,201
5.38%, 04/15/31		185	191,269
Huntsman International LLC, 2.95%, 06/15/31		100	84,265
Hyundai Capital America, (1-day SOFR + 1.35%), 5.08%, 03/27/30(a)(b)		500	503,604
iHeartCommunications, Inc.(c)
9.13%, 05/01/29		100	96,311
7.75%, 08/15/30		75	65,625
Intel Corp.
5.20%, 02/10/33		83	84,567
5.63%, 02/10/43		81	77,799
3.73%, 12/08/47		251	178,610
5.90%, 02/10/63		46	43,015
ION Platform Finance U.S., Inc., 9.00%, 08/01/29(c)		148	145,712
IQVIA, Inc., 5.00%, 10/15/26(c)		203	202,885
Iron Mountain, Inc.
7.00%, 02/15/29(c)		70	71,905
5.63%, 07/15/32(c)		100	98,427
4.75%, 01/15/34(b)	EUR	117	133,707
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD	11	10,556
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(c)		116	121,889
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		200	192,554
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(c)		18	18,931
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)		100	100,746
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 05/15/32		58	51,641
Johnson & Johnson, 1.65%, 05/20/35	EUR	514	523,990
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.44%), 5.10%, 04/22/31	USD	2,540	2,622,490
(1-day SOFR + 1.58%), 3.33%, 04/22/52		1,241	879,802
(1-day SOFR + 1.64%), 5.58%, 07/23/36		71	73,446
(1-day SOFR + 2.58%), 5.72%, 09/14/33		55	58,146
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31		47	44,338
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(c)		53	55,634
KLA Corp., 5.25%, 07/15/62		214	198,625
Kohl’s Corp., 5.13%, 05/01/31		115	101,157
Kronos International, Inc., 9.50%, 03/15/29(b)	EUR	105	114,553
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(c)	USD	141	149,496
Lamar Media Corp., 4.88%, 01/15/29		113	112,804
LCM Investments Holdings II LLC, 8.25%, 08/01/31(c)		55	58,173
Lessen Holdings, Inc., 12.15%, 01/05/28(c)(d)		792	616,187
Level 3 Financing, Inc.(c)
6.88%, 06/30/33		118	121,119
7.00%, 03/31/34		10	10,306

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
LGI Homes, Inc.(c)
8.75%, 12/15/28	USD	131	$ 136,642
7.00%, 11/15/32		304	290,585
LifePoint Health, Inc., 11.00%, 10/15/30(c)		74	81,151
Light & Wonder International, Inc.(c)
7.25%, 11/15/29		31	31,839
7.50%, 09/01/31		90	93,900
Lithia Motors, Inc., 4.38%, 01/15/31(c)		100	96,108
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)		50	50,102
Magnera Corp., 7.25%, 11/15/31(c)		100	98,166
Match Group Holdings II LLC, 4.13%, 08/01/30(c)		56	53,005
Mauser Packaging Solutions Holding Co.(c)
7.88%, 04/15/30		93	92,266
9.25%, 04/15/30		431	413,760
McAfee Corp., 7.38%, 02/15/30(c)		155	135,172
McDonald’s Corp.
5.00%, 02/13/36		136	137,105
3.63%, 09/01/49		149	109,647
McGraw-Hill Education, Inc., 7.38%, 09/01/31(c)		80	84,405
Medline Borrower LP, 3.88%, 04/01/29(c)		192	187,451
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	200	142,622
Meta Platforms, Inc.
4.65%, 08/15/62	USD	478	386,121
5.75%, 05/15/63		180	172,873
Microsoft Corp., 2.50%, 09/15/50		408	247,133
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(c)		94	99,329
Molina Healthcare, Inc., 3.88%, 11/15/30(c)		100	92,789
Morgan Stanley
1.88%, 04/27/27	EUR	200	233,222
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)	USD	2,362	2,421,726
(1-day SOFR + 1.38%), 4.99%, 04/12/29(a)		2,247	2,291,506
(1-day SOFR + 1.51%), 5.19%, 04/17/31(a)		556	573,276
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)		1,514	1,558,756
(3-mo. EURIBOR + 1.04%), 3.79%, 03/21/30(a)	EUR	1,063	1,278,097
(3-mo. EURIBOR + 1.12%), 3.75%, 11/07/36(a)		230	265,916
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29(a)		445	543,051
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28(a)		150	182,917
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(b)		250	305,300
NCL Corp. Ltd., 6.75%, 02/01/32(c)	USD	100	102,392
NCR Atleos Corp., 9.50%, 04/01/29(c)		21	22,793
Nestle Finance International Ltd.(b)
3.13%, 10/28/36	EUR	80	89,556
3.25%, 01/23/37		371	421,344
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR @ 2.00% Floor + 5.75%), 9.41%, 09/30/29(a)(c)(d)	USD	832	837,677
Newell Brands, Inc.
6.63%, 09/15/29		16	15,942
6.38%, 05/15/30		100	97,656
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/32		511	532,206
(5-year EURIBOR ICE Swap + 1.59%), 4.00%, 05/15/56(a)	EUR	800	936,963
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(c)	USD	100	102,461
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(c)		47	47,132
Noble Finance II LLC, 8.00%, 04/15/30(c)		100	103,891
Northern Oil & Gas, Inc., 7.88%, 10/15/33(c)		83	80,813
Novelis Corp.(c)
6.88%, 01/30/30		100	103,835
3.88%, 08/15/31		25	22,787
Security		Par (000)	Value
United States (continued)
NRG Energy, Inc.(c)
4.45%, 06/15/29	USD	40	$ 39,823
5.75%, 07/15/29		200	199,021
OI European Group BV, 6.25%, 05/15/28(b)	EUR	171	206,741
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(c)	USD	201	195,114
6.13%, 02/15/33(b)	EUR	104	121,259
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	32,015
Oracle Corp.
6.90%, 11/09/52		76	75,097
5.38%, 09/27/54		721	583,126
3.85%, 04/01/60		399	243,808
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(b)	EUR	100	114,076
OT Midco, Inc., 10.00%, 02/15/30(c)	USD	217	86,341
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(c)		83	81,020
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(c)		12	12,249
Pacific Gas and Electric Co.
3.50%, 08/01/50		395	266,349
5.90%, 10/01/54		306	293,272
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)		100	103,625
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		78	69,959
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(c)
4.88%, 05/15/29		166	162,096
7.00%, 02/01/30		76	78,006
PECO Energy Co.
4.38%, 08/15/52		290	238,882
5.25%, 09/15/54		169	159,753
PennyMac Financial Services, Inc., 7.13%, 11/15/30(c)		100	105,123
Permian Resources Operating LLC(c)
8.00%, 04/15/27		180	182,351
7.00%, 01/15/32		100	104,234
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		681	631,833
Pilgrim’s Pride Corp., 3.50%, 03/01/32		131	121,017
PNC Financial Services Group, Inc., (1-day SOFR + 1.60%), 5.40%, 07/23/35(a)		241	249,279
Post Holdings, Inc., 6.38%, 03/01/33(c)		100	101,000
Prestige Brands, Inc., 3.75%, 04/01/31(c)		94	87,772
Prologis LP, 5.25%, 05/15/35		446	460,421
QUALCOMM, Inc., 4.50%, 05/20/52		119	100,806
Quikrete Holdings, Inc., 6.38%, 03/01/32(c)		87	90,557
QXO Building Products, Inc., 6.75%, 04/30/32(c)		30	31,333
Range Resources Corp., 8.25%, 01/15/29		240	244,756
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/30/28(c)(d)(j)		2,337	2,379,357
Reworld Holding Corp., 4.88%, 12/01/29(c)		52	49,981
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		100	99,586
6.50%, 04/01/32(c)		85	88,152
RLJ Lodging Trust LP, 3.75%, 07/01/26(c)		104	103,421
Rocket Cos., Inc., 7.13%, 02/01/32(c)		126	132,552
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(c)		35	33,236
Ryan Specialty LLC, 4.38%, 02/01/30(c)		39	38,276
SBA Communications Corp., 3.88%, 02/15/27		88	87,337
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(b)	EUR	150	185,214
Scotts Miracle-Gro Co., 4.00%, 04/01/31	USD	82	77,151
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32(c)	USD	43	$ 48,817
Sealed Air Corp., 5.00%, 04/15/29(c)		10	10,066
Select Medical Corp., 6.25%, 12/01/32(c)		71	69,420
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		75	73,252
Service Properties Trust
0.00%, 09/30/27(c)(n)		222	200,612
8.38%, 06/15/29		486	488,622
4.95%, 10/01/29		100	86,678
8.88%, 06/15/32		392	386,690
Shift4 Payments, Inc.(b)
5.50%, 05/15/33	EUR	109	131,181
Series DEC, 5.50%, 05/15/33		100	120,350
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)	USD	100	104,443
Sirius XM Radio LLC(c)
5.00%, 08/01/27		78	78,190
4.00%, 07/15/28		100	97,757
3.88%, 09/01/31		35	32,233
Six Flags Entertainment Corp.(c)
5.50%, 04/15/27		28	27,825
7.25%, 05/15/31		33	31,664
SM Energy Co.(c)
6.75%, 08/01/29		30	30,220
7.00%, 08/01/32		102	100,273
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)		34	36,368
Snap, Inc., 6.88%, 03/01/33(c)		14	14,507
Solaris Energy Infrastructure, Inc.(k)
4.75%, 05/01/30		261	520,356
0.25%, 10/01/31		841	909,331
Solventum Corp.
5.60%, 03/23/34		130	135,264
5.90%, 04/30/54		97	97,425
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(d)(e)(i)(j)		952	—
Sonic Automotive, Inc., 4.88%, 11/15/31(c)		56	54,086
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 04/01/28		7	6,714
Series 2015-1A, Class A, 3.65%, 08/15/31(e)(i)		215	197,505
Series 2017-1AA, Class AA, 3.38%, 02/15/30		82	77,370
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		23	23,021
Standard Building Solutions, Inc., 6.25%, 08/01/33(c)		152	155,274
Star Parent, Inc., 9.00%, 10/01/30(c)		111	118,460
Starwood Property Trust, Inc., 3.63%, 07/15/26(c)		121	120,407
Stem, Inc., 0.50%, 12/01/28(c)(k)		27	10,530
STL Holding Co. LLC, 8.75%, 02/15/29(c)		95	99,785
Sunoco LP(c)
4.63%, 05/01/30		68	66,061
6.25%, 07/01/33		117	119,845
Synchrony Financial(a)
(1-day SOFR + 1.40%), 5.02%, 07/29/29		93	94,170
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30		79	82,332
Talen Energy Supply LLC, 8.63%, 06/01/30(c)		100	105,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 01/15/28		14	14,008
6.00%, 12/31/30		80	80,647
Tenet Healthcare Corp.
4.63%, 06/15/28		154	154,286
4.38%, 01/15/30		100	98,117
Tenneco, Inc., 8.00%, 11/17/28(c)		100	100,320
T-Mobile USA, Inc.
5.65%, 01/15/53		414	400,216
5.75%, 01/15/54		973	954,654
Security		Par (000)	Value
United States (continued)
TransDigm, Inc.(c)
6.38%, 03/01/29	USD	100	$ 103,127
6.63%, 03/01/32		176	183,114
6.38%, 05/31/33		67	68,751
Transocean International Ltd., 8.25%, 05/15/29(c)		131	132,029
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)		103	104,998
Travel & Leisure Co., 6.63%, 07/31/26(c)		100	100,700
Tronox, Inc., 4.63%, 03/15/29(c)		56	39,203
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 2.87%, 05/21/28(a)	EUR	400	471,105
U.S. Foods, Inc., 6.88%, 09/15/28(c)	USD	118	122,068
Uber Technologies, Inc., 5.35%, 09/15/54		625	596,046
UKG, Inc., 6.88%, 02/01/31(c)		64	65,742
Union Pacific Corp.
3.84%, 03/20/60		212	152,942
5.15%, 01/20/63		151	138,171
3.85%, 02/14/72		121	83,632
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 05/01/28		34	32,648
United Rentals North America, Inc., 3.75%, 01/15/32		138	129,470
United Wholesale Mortgage LLC(c)
5.75%, 06/15/27		119	119,317
5.50%, 04/15/29		30	29,785
UnitedHealth Group, Inc.
2.90%, 05/15/50		277	176,866
3.25%, 05/15/51		66	44,546
6.05%, 02/15/63		78	79,665
5.75%, 07/15/64		135	131,802
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		72	71,557
Univision Communications, Inc.(c)
4.50%, 05/01/29		95	91,255
7.38%, 06/30/30		56	56,921
9.38%, 08/01/32		16	17,197
USA Compression Partners LP/USA Compression Finance Corp.(c)
7.13%, 03/15/29		12	12,421
6.25%, 10/01/33		23	23,276
UWM Holdings LLC(c)
6.63%, 02/01/30		31	31,390
6.25%, 03/15/31		67	66,893
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(c)		145	146,800
Venture Global LNG, Inc.(c)
7.00%, 01/15/30		113	108,755
8.38%, 06/01/31		209	207,835
9.88%, 02/01/32		100	103,307
Venture Global Plaquemines LNG LLC(c)
7.50%, 05/01/33		89	96,165
6.75%, 01/15/36		128	131,109
Verizon Communications, Inc., 3.70%, 03/22/61		1,254	846,168
Versant Media Group, Inc., 7.25%, 01/30/31(c)		26	26,824
VF Corp., 0.25%, 02/25/28	EUR	100	108,404
Viasat, Inc., 5.63%, 04/15/27(c)	USD	98	97,859
Viking Cruises Ltd., 7.00%, 02/15/29(c)		159	159,921
Vistra Operations Co. LLC(c)
5.63%, 02/15/27		100	100,043
7.75%, 10/15/31		81	85,793
Vital Energy, Inc., 7.88%, 04/15/32(c)		40	39,411
VoltaGrid LLC, 7.38%, 11/01/30(c)		243	240,751
Voyager Parent LLC, 9.25%, 07/01/32(c)		82	87,012
Warnermedia Holdings, Inc.
3.76%, 03/15/27		475	471,804

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Warnermedia Holdings, Inc. (continued)
4.05%, 03/15/29	USD	100	$ 96,780
Wayfair LLC, 7.25%, 10/31/29(c)		54	56,358
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)		4	3,945
Wells Fargo & Co.
1.00%, 02/02/27(b)	EUR	5,705	6,602,579
1.50%, 05/24/27(b)		977	1,132,255
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)	USD	542	466,393
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		495	452,361
WESCO Distribution, Inc., 6.38%, 03/15/33(c)		96	100,232
Westbay, 11.00%, 02/06/30(d)		1,688	1,707,074
Williams Scotsman, Inc., 4.63%, 08/15/28(c)		27	26,917
Windstream Services LLC, 7.50%, 10/15/33(c)		22	22,552
WR Grace Holdings LLC, 4.88%, 06/15/27(c)		66	65,796
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		15	15,089
Xerox Corp.(c)
10.25%, 10/15/30		247	236,317
13.50%, 04/15/31		127	103,426
XHR LP, 4.88%, 06/01/29(c)		25	24,649
Yum! Brands, Inc., 4.63%, 01/31/32		100	97,999
Zayo Group Holdings, Inc., (5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(c)(j)		26	24,777
			128,026,577
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(b)		200	207,000
6.75%, 05/14/30(b)		200	209,386
6.95%, 10/17/31(c)		200	213,125
			629,511
Venezuela(b)(e)(i) — 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26		185	43,036
9.75%, 05/17/35		214	55,374
			98,410
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		579	574,132
Total Corporate Bonds — 28.8% (Cost: $257,411,658)			260,695,031
Floating Rate Loan Interests(a)
Cayman Islands — 0.0%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR @ 0.00% floor + 6.50%), 10.27%, 09/10/29(d)		318	319,815
Security		Par (000)	Value
France — 0.3%
Financiere Pax SAS, 2025 EUR Repriced Term Loan B, 12/31/29(o)	EUR	1,133	$ 1,333,932
Vivalto Sante Investissement SA, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 07/21/31		1,000	1,176,340
			2,510,272
Luxembourg(d) — 0.0%
Al Mansart (Luxembourg) Bidco SCS
1st Lien Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 09/01/28	USD	181	179,962
Term Loan, (6-mo. CME Term SOFR + 5.25%), 9.12%, 09/01/28		119	118,755
			298,717
Netherlands — 0.3%
Nobian Finance BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 07/01/30	EUR	1,000	1,121,434
Qsrp Finco SARL, EUR Term Loan B, 06/19/31(o)		1,000	1,168,960
			2,290,394
Sweden — 0.1%
Quimper AB, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.86%, 03/29/30		1,000	1,187,763
United Kingdom — 0.7%
Boots Group Bidco Ltd., EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.58%, 08/30/32		1,400	1,662,243
CD&R Firefly Bidco PLC, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.32%, 04/30/29		1,000	1,187,140
Froneri Lux Finco SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.87%, 09/30/32		2,035	2,396,083
Rubix Group Finco Ltd., 2024 EUR Term Loan, 09/30/28(o)		1,000	1,185,612
			6,431,078
United States — 0.9%
Cirkul, Inc., 2nd Lien PIK Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 7.60% and 3.50% PIK), 15.09%, 04/23/28(d)(j)	USD	377	292,872
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.43%, 09/29/28		235	230,293
Coreweave Compute Acquisition Co. II LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.56%, 07/31/28(d)		914	902,526
Coreweave Compute Acquisition Co. IV LLC(d)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.86%, 05/16/29		1,005	997,287
2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.01%, 09/30/30		547	522,164
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/14/31		243	244,227
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	USD	89	$ 78,039
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/30/27		150	150,122
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.07%, 12/21/28		132	129,225
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.34%, 02/17/31		317	315,900
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.10%, 08/02/27		9	9,002
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/30/30		458	456,503
EIS Group, Inc.(d)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.72%, 07/10/28		53	50,987
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.72%, 07/10/28		532	509,866
Flexsys Holdings, Inc., 2025 Second Out Refinancing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.36%), 9.08%, 08/01/29		87	4,762
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 9.60%, 10/25/28(d)		91	75,042
ITG Communications LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 07/09/31		457	441,005
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.72%, 02/02/32		64	63,155
Kestrel Acquisition LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/06/31		203	203,490
Maverick Gaming LLC, 2024 Second Out Term Loan, 0.00%, 04/01/28(e)(i)		119	65,323
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.94%, 11/01/29		74	15,022
Montage Hotels & Resorts LLC(d)(j)
PIK Revolver, (3-mo. SOFR + 6.00%), 9.66%, 02/16/29		52	50,483
PIK Term Loan, (3-mo. SOFR + 6.00%), 9.69%, 02/16/29		260	250,607
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 11/12/32(d)		194	194,026
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.83%, 10/28/27		232	201,888
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 10/01/32(d)		337	337,699
RunItOneTime LLC(d)
2nd Amendment Final New Money DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.22%, 04/16/26		42	41,573
2nd Amendment Roll Up Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.22%, 04/16/26(j)		70	68,428
Security		Par (000)	Value
United States (continued)
RunItOneTime LLC(d) (continued)
Roll-Up DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.22%, 04/16/26(j)	USD	3	$ 3,342
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.82%, 11/15/29		52	46,140
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29(d)		37	32,636
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.07%, 07/30/29(d)		119	105,517
Stakeholder Midstream LLC, Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/02/31		459	460,286
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 8.82%, 01/22/29		155	126,329
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 12/30/31		181	179,544
Xerox Corp., 2023 Term Loan B, 11/19/29(o)		98	83,545
			7,938,855
Total Floating Rate Loan Interests — 2.3% (Cost: $21,283,833)			20,976,894
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 8.25%, 05/09/28(b)		200	200,887
Argentina — 0.1%
Argentine Republic Government International Bonds
1.75%, 07/09/27(l)		48	40,896
1.00%, 07/09/29		33	29,698
4.75%, 07/09/35(l)		226	168,183
3.50%, 07/09/41(l)		217	149,839
Bonos Para La Reconstruccion De Una Argentina Libre, 3.00%, 10/31/28		116	96,974
			485,590
Australia(b) — 0.0%
Australia Government Bonds
3.75%, 04/21/37	AUD	80	48,411
Series 136, 4.75%, 04/21/27		220	148,174
Series 149, 2.25%, 05/21/28		90	57,569
			254,154
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(c)	USD	181	190,785
Belgium — 0.0%
Kingdom of Belgium Government Bonds, Series 85, 0.80%, 06/22/28(b)(c)	EUR	5	5,670
Benin — 0.0%
Benin Government International Bonds, 4.95%, 01/22/35(b)		100	108,742

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil — 1.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/27	BRL	23	$ 4,040,202
10.00%, 01/01/29		—	10,311
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/30		4	3,467,642
Brazilian Government International Bonds, 3.75%, 09/12/31	USD	3,900	3,597,750
			11,115,905
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(b)		22	21,846
Canada — 0.0%
Canadian Government Bonds
2.75%, 03/01/30	CAD	76	55,035
3.50%, 12/01/45		140	98,558
2.75%, 12/01/48		210	128,456
			282,049
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(b)	USD	200	205,750
Chile — 0.0%
Chile Government International Bonds, 2.75%, 01/31/27		200	196,700
China — 6.1%
China Government Bonds
1.67%, 06/15/26	CNY	127,370	18,279,379
2.05%, 04/15/29		74,580	10,883,376
2.68%, 05/21/30		12,080	1,812,035
3.02%, 05/27/31		105,780	16,286,206
2.88%, 02/25/33		15,000	2,318,682
2.11%, 08/25/34		8,230	1,203,814
1.92%, 07/15/45		4,890	656,085
3.19%, 04/15/53		21,580	3,606,455
3.25%, 11/22/28		100	15,126
			55,061,158
Colombia — 0.8%
Colombia Government International Bonds, 8.00%, 04/20/33	USD	200	215,000
Colombian TES
Series B, 5.75%, 11/03/27	COP	14,261,700	3,410,760
Series B, 7.75%, 09/18/30		14,833,500	3,216,195
			6,841,955
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)	USD	351	393,296
Czech Republic — 0.3%
Czech Republic Government Bonds
Series 105, 2.75%, 07/23/29	CZK	18,230	853,200
Series 154, 4.50%, 11/11/32		35,290	1,733,931
Series 49, 4.20%, 12/04/36(b)		5,530	259,598
			2,846,729
Denmark — 0.0%
Denmark Government Bonds, Series 31Y, 4.50%, 11/15/39	DKK	450	83,293
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.95%, 01/25/27(b)	USD	136	137,360
Security		Par (000)	Value
Dominican Republic (continued)
Dominican Republic International Bonds (continued)
4.50%, 01/30/30(c)	USD	150	$ 146,714
10.75%, 06/01/36(c)	DOP	61,550	1,060,373
10.75%, 06/01/36(b)		8,000	137,823
			1,482,270
Ecuador(l) — 0.1%
Ecuador Government International Bonds
6.90%, 07/31/30(b)	USD	239	236,523
6.90%, 07/31/30(c)		18	18,136
6.90%, 07/31/35(b)		160	140,783
5.00%, 07/31/40(b)		224	174,060
			569,502
Egypt — 0.3%
Egypt Government Bonds
23.44%, 07/01/28	EGP	23,537	500,736
Series 3Y, 25.32%, 08/13/27		582	12,465
Series 3Y, 24.46%, 10/01/27		15,812	336,031
Series 3Y, 24.14%, 12/03/27		3,229	68,756
Series 3Y, 21.38%, 02/04/28		18,123	380,471
Series 3Y, 21.95%, 03/04/28		1,177	24,934
Egypt Government International Bonds
7.50%, 01/31/27(b)	USD	200	205,058
5.63%, 04/16/30(b)	EUR	281	329,405
7.90%, 02/21/48(b)	USD	200	185,620
7.50%, 02/16/61(c)		428	373,130
7.50%, 02/16/61(b)		200	174,360
			2,590,966
El Salvador — 0.0%
El Salvador Government International Bonds, 8.63%, 02/28/29(b)		80	85,103
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(b)(e)(i)		200	214,276
France — 0.0%
French Republic Government Bond OAT, 3.20%, 05/25/35(b)(c)	EUR	2	2,296
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(b)	USD	400	346,252
Ghana(l) — 0.1%
Ghana Government International Bonds
5.00%, 07/03/29(b)		348	342,451
5.00%, 07/03/35(c)		176	160,504
5.00%, 07/03/35(b)		103	94,011
			596,966
Greece(b)(c) — 0.2%
Hellenic Republic Government Bonds
2.00%, 04/22/27	EUR	92	108,333
1.50%, 06/18/30		1,740	1,949,320
			2,057,653
Guatemala — 0.0%
Guatemala Government Bonds, 6.60%, 06/13/36(c)	USD	205	220,123
Hungary — 0.3%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	383,860	1,189,176
Hungary Government International Bonds(b)
5.50%, 06/16/34	USD	200	202,800
Series 4Y, 5.00%, 02/22/27	EUR	186	224,847
Series 6Y, 4.00%, 07/25/29		131	157,567
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hungary (continued)
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(b)	EUR	200	$ 251,606
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(b)	USD	200	208,250
			2,234,246
India — 0.3%
India Government Bonds
6.79%, 10/07/34	INR	147,610	1,657,069
7.30%, 06/19/53		14,700	163,695
7.09%, 08/05/54		111,160	1,202,757
			3,023,521
Indonesia — 0.6%
Indonesia Treasury Bonds
6.38%, 04/15/32	IDR	3,145,000	193,094
8.25%, 06/15/32		1,634,000	109,985
7.00%, 02/15/33		15,841,000	1,002,709
6.63%, 05/15/33		9,080,000	561,507
7.13%, 06/15/38		20,746,000	1,328,922
Series 103, 6.75%, 07/15/35		2,806,000	176,616
Series FR59, 7.00%, 05/15/27		36,123,000	2,225,242
			5,598,075
Ireland(b) — 1.0%
Ireland Government Bonds
2.60%, 10/18/34	EUR	6,134	6,982,645
3.15%, 10/18/55		2,325	2,433,988
			9,416,633
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 3.85%, 09/01/49(b)(c)		700	782,742
Ivory Coast(b) — 0.0%
Ivory Coast Government International Bonds
6.38%, 03/03/28	USD	200	202,737
5.88%, 10/17/31	EUR	100	118,401
			321,138
Japan — 1.0%
Japan Government Forty Year Bonds, Series 15, 1.00%, 03/20/62	JPY	1,882,200	6,087,230
Japan Government Thirty Year Bonds
3.20%, 09/20/55		157,100	972,728
Series 76, 1.40%, 09/20/52		51,000	212,719
Series 86, 2.40%, 03/20/55		246,700	1,293,553
			8,566,230
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29(b)	USD	200	210,436
Kenya — 0.1%
Republic of Kenya Government International Bonds
9.75%, 02/16/31(b)		200	218,500
8.80%, 10/09/38(c)		200	202,199
			420,699
Lebanon(b)(e)(i) — 0.0%
Lebanon Government International Bonds
6.65%, 04/22/24		162	37,260
6.20%, 02/26/25		162	37,260
6.65%, 11/03/28		336	77,280
Series 10Y, 6.85%, 03/23/27		182	41,860
Series 15YR, 7.00%, 03/23/32		50	11,550
			205,210
Security		Par (000)	Value
Mexico — 2.5%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)	USD	1,772	$ 1,802,124
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	831	4,608,749
Series M, 8.50%, 03/01/29		391	2,191,986
Series M, 8.50%, 05/31/29		11	58,966
Series M, 7.75%, 05/29/31		713	3,813,419
Series M, 7.50%, 05/26/33		435	2,250,347
Series M, 8.00%, 02/21/36		76	390,947
Mexico Government International Bonds
5.40%, 02/09/28	USD	200	204,700
6.00%, 05/13/30		4,065	4,258,087
5.38%, 03/22/33		271	268,488
4.50%, 03/19/34	EUR	408	478,882
5.63%, 09/22/35	USD	321	317,068
5.13%, 03/19/38	EUR	100	116,969
6.05%, 01/11/40	USD	182	181,163
7.38%, 05/13/55		1,158	1,246,008
			22,187,903
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(b)		300	308,250
Morocco — 0.0%
Morocco Government International Bonds, 4.75%, 04/02/35(c)	EUR	100	119,827
Nigeria — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28(b)	USD	200	200,846
8.38%, 03/24/29(b)		200	213,020
8.63%, 01/13/36(c)		200	215,163
9.13%, 01/13/46(c)		200	214,750
			843,779
Pakistan(b) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	204,577
Pakistan Government International Bonds
6.88%, 12/05/27		200	201,625
7.38%, 04/08/31		200	199,250
			605,452
Panama — 0.0%
Panama Government International Bonds, 7.13%, 01/29/26		100	100,100
Peru — 0.3%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(b)		200	193,312
Fondo Mivivienda SA, 4.63%, 04/12/27		150	150,414
Peru Government International Bonds
2.78%, 01/23/31		11	10,181
1.86%, 12/01/32		18	14,872
7.60%, 08/12/39(b)	PEN	491	159,194
Peruvian Government International Bonds(c)
6.85%, 08/12/35		4,699	1,505,792
7.60%, 08/12/39		1,246	403,983
			2,437,748
Philippines — 1.2%
Philippines Government Bonds
6.25%, 02/28/29	PHP	66,765	1,156,663
6.38%, 07/27/30		103,020	1,789,835
6.00%, 08/20/30		245,495	4,197,908
6.38%, 04/28/35		195,070	3,392,438
			10,536,844

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Poland — 1.0%
Republic of Poland Government Bonds
5.00%, 10/25/35	PLN	7,209	$ 1,983,504
2.00%, 08/25/36		2,243	567,560
Series 0130, 5.00%, 01/25/30		2,394	682,468
Series 0429, 5.75%, 04/25/29		9,248	2,701,395
Series 0729, 4.75%, 07/25/29		5,165	1,463,781
Series 1034, 5.00%, 10/25/34		5,975	1,658,021
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33	USD	5	5,070
Series 30Y, 5.50%, 04/04/53		23	21,948
Series 5Y, 4.88%, 02/12/30		110	113,630
			9,197,377
Qatar — 0.0%
Qatar Government International Bonds, 3.25%, 06/02/26(b)		200	199,330
Romania — 0.2%
Romanian Government International Bonds
5.25%, 11/25/27(b)		118	119,881
5.25%, 11/25/27(c)		16	16,255
6.63%, 02/17/28(b)		16	16,673
5.88%, 01/30/29(b)		570	589,380
5.25%, 03/10/30(b)	EUR	95	116,528
5.75%, 09/16/30(c)	USD	30	30,902
2.12%, 07/16/31(b)	EUR	31	31,957
3.63%, 03/27/32(b)	USD	48	43,845
5.25%, 05/30/32(b)	EUR	154	184,929
5.38%, 06/07/33(c)		38	45,104
6.25%, 09/10/34(c)		25	30,867
6.13%, 10/07/37(c)		38	44,895
6.75%, 07/11/39(c)		11	13,448
2.75%, 04/14/41(b)		32	24,853
6.50%, 10/07/45(c)		49	57,205
			1,366,722
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.13%, 01/13/28(c)	USD	200	204,250
4.75%, 01/18/28(b)		200	202,325
3.45%, 02/02/61(b)		303	193,049
			599,624
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(b)	EUR	132	108,007
South Africa — 1.7%
Republic of South Africa Government Bonds
8.88%, 02/28/35	ZAR	364	22,913
Series 2030, 8.00%, 01/31/30		88,066	5,436,158
Series 2037, 8.50%, 01/31/37		58,724	3,522,781
Series R213, 7.00%, 02/28/31		103,897	6,133,988
Republic of South Africa Government International Bonds, 7.10%, 11/19/36(b)	USD	400	429,176
			15,545,016
South Korea — 0.3%
Korea Treasury Bonds, 2.63%, 09/10/55	KRW	3,664,860	2,238,765
Spain — 3.6%
Spain Government Bonds
2.70%, 01/31/30	EUR	3	3,546
1.25%, 10/31/30(b)(c)		1	1,103
3.15%, 04/30/35(b)(c)		25,377	29,622,222
3.20%, 10/31/35(b)(c)		740	863,961
Security		Par (000)	Value
Spain (continued)
Spain Government Bonds (continued)
3.90%, 07/30/39(b)(c)	EUR	462	$ 559,629
2.90%, 10/31/46(b)(c)		866	876,877
3.45%, 07/30/66(b)(c)		688	690,312
			32,617,650
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
4.00%, 04/15/28(b)	USD	112	106,987
4.00%, 04/15/28(c)		30	28,668
3.10%, 01/15/30(c)(l)		32	30,566
3.10%, 01/15/30(b)(l)		4	3,785
3.35%, 03/15/33(c)(l)		64	54,874
3.60%, 06/15/35(b)(l)		134	101,645
3.60%, 06/15/35(c)(l)		43	32,215
3.60%, 05/15/36(c)(l)		30	27,420
3.60%, 02/15/38(c)(l)		59	53,643
			439,803
Sweden(b) — 0.0%
Sweden Government Bonds
Series 1053, 3.50%, 03/30/39	SEK	250	28,843
Series 1059, 1.00%, 11/12/26		960	103,399
			132,242
Thailand — 0.8%
Thailand Government Bonds
2.50%, 11/17/29	THB	168,624	5,595,287
2.41%, 03/17/35		48,251	1,634,837
2.98%, 06/17/45		8,400	295,480
4.00%, 06/17/55		1,236	51,846
			7,577,450
Trinidad And Tobago(b) — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 08/04/26	USD	200	198,200
6.40%, 06/26/34		200	201,400
			399,600
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(b)	EUR	216	253,249
Turkey — 0.1%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	11,364	255,724
Series 5Y, 31.08%, 11/08/28		13,265	305,837
Series 5Y, 30.00%, 09/12/29		11,542	262,085
Turkiye Government International Bonds, 9.13%, 07/13/30	USD	200	228,557
			1,052,203
Ukraine(l) — 0.1%
Ukraine Government International Bonds
4.50%, 02/01/29(c)		164	122,823
4.50%, 02/01/29(b)		158	118,105
3.00%, 02/01/30(c)		7	3,951
4.00%, 02/01/32(b)		204	151,742
3.00%, 02/01/34(b)		40	18,900
4.50%, 02/01/34(b)		27	16,402
3.00%, 02/01/35(b)		245	138,279
3.00%, 02/01/35(c)		21	11,957
4.50%, 02/01/35(c)		37	21,899
4.50%, 02/01/35(b)		22	13,090
3.00%, 02/01/36(b)		318	179,063
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ukraine (continued)
Ukraine Government International Bonds (continued)
4.50%, 02/01/36(b)	USD	156	$ 91,307
4.50%, 02/01/36(c)		24	14,356
			901,874
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(b)		200	206,028
United Kingdom(b) — 0.5%
U.K. Gilts
1.75%, 09/07/37	GBP	60	59,759
4.75%, 12/07/38		30	40,378
3.25%, 01/22/44		165	174,253
3.50%, 01/22/45		700	759,568
1.50%, 07/22/47		1,040	740,581
3.75%, 10/22/53		804	850,908
0.50%, 10/22/61		4,373	1,540,175
			4,165,622
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	22	20,549
Uruguay Government International Bonds
9.75%, 07/20/33	UYU	10,734	308,755
8.00%, 10/29/35		24,944	658,137
			987,441
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27(b)	EUR	151	181,311
5.38%, 05/29/27(c)		138	165,702
7.85%, 10/12/28(b)	USD	200	213,996
			561,009
Venezuela — 0.0%
Venezuela Government International Bonds, 11.95%, 08/05/31(b)(e)(i)		247	78,546
Zambia — 0.0%
Zambia Government International Bonds, 5.75%, 06/30/33(b)(l)		66	65,047
Total Foreign Agency Obligations — 25.7% (Cost: $230,141,174)			233,071,354

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust ETF(e)(g)(h)	38,295	1,901,347
Total Grantor Trust — 0.2% (Cost: $1,678,856)		1,901,347
Investment Companies
United States — 2.9%
iShares China Large-Cap ETF(g)	9,138	349,894
iShares iBoxx $ High Yield Corporate Bond ETF(g)	148,750	11,993,712
iShares iBoxx $ Investment Grade Corporate Bond ETF(g)	107,700	11,867,463
Security	Shares	Value
United States (continued)
iShares JP Morgan USD Emerging Markets Bond ETF(g)	17,814	$ 1,715,132
iShares MSCI Brazil ETF(g)	4,886	155,228
State Street SPDR S&P Regional Banking ETF	3,159	204,735
VanEck Semiconductor ETF	842	303,229
Total Investment Companies — 2.9% (Cost: $26,261,733)		26,589,393

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	USD	170	178,335
California — 0.0%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)		180	180,073
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(i)		1,721	1,006,721
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)		210	210,818
Total Municipal Bonds — 0.2% (Cost: $1,320,323)			1,575,947
Non-Agency Mortgage-Backed Securities
Australia(a) — 0.3%
La Trobe Financial Capital Markets Trust, Series 2025-1, Class A1L, (1-Month BBSW + 1.05%), 4.60%, 05/15/57	AUD	479	319,872
Pepper Prime Trust(b)
Series 2025-1, Class A1A, (1-Month BBSW + 0.95%), 4.53%, 04/12/67		500	333,295
Series 2025-1, Class A2, (1-Month BBSW + 1.10%), 4.68%, 04/12/67		500	333,098
SAPPHIRE XXXII Trust
Series 2025-1, Class A1L, (1-Month BBSW + 1.10%), 4.65%, 06/14/66		969	648,029
Series 2025-2, Class A1L, (1-Month BBSW + 1.00%), 4.55%, 02/12/67(b)		1,540	1,026,640
Series 2025-2, Class A2, (1-Month BBSW + 1.10%), 4.65%, 02/12/67(b)		500	333,325
			2,994,259
Cayman Islands — 0.0%
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 05/17/41(a)(c)	USD	440	318,060
Ireland(a)(b) — 0.3%
Lagarino European Loan Conduit No 40 DAC, Series 40X, Class A, (3-mo. EURIBOR + 1.50%), 3.50%, 06/22/37	EUR	389	459,372
Last Mile Securities PE DAC, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 2.96%, 08/17/31		300	352,551

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.46%, 02/18/35	GBP	281	$ 379,205
Thunder Logistics DAC, Series 2024-1X, Class A, (3- mo. EURIBOR + 1.50%), 3.56%, 11/17/36	EUR	128	150,081
UK Logistics DAC, Series 2025-2X, Class A, (1-day SONIA GBP 1.33%), 5.29%, 08/17/35	GBP	1,000	1,348,476
			2,689,685
Luxembourg(a)(b) — 0.1%
SV Vanir Logistics Finance Sarl
Series 1X, Class A, (3-mo. EURIBOR + 1.30%), 3.38%, 07/23/37	EUR	266	312,609
Series 1X, Class B, (3-mo. EURIBOR + 1.60%), 3.68%, 07/23/37		106	124,573
Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 3.98%, 07/23/37		100	117,522
			554,704
Netherlands(a)(b) — 0.1%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 2.73%, 06/15/53		85	99,514
Fairbridge BV
Class A, (3-mo. EURIBOR + 0.95%), 2.97%, 02/24/62		573	672,724
Class B, (3-mo. EURIBOR + 1.25%), 3.27%, 02/24/62		100	117,059
			889,297
Spain(a)(b) — 0.1%
Santander Residential
Series 1, Class A, (3-mo. EURIBOR + 0.85%), 2.95%, 10/18/68		200	234,812
Series 1, Class B, (3-mo. EURIBOR + 1.10%), 3.20%, 10/18/68		100	117,213
			352,025
United Kingdom(a) — 1.3%
Atlas Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 4.74%, 09/20/61	GBP	203	274,234
Series 2025-2, Class B, (1-day SONIA GBP 1.10%), 5.06%, 07/20/67(b)		100	134,783
Series 2025-2, Class E, (1-day SONIA GBP 3.07%), 7.03%, 07/20/67(b)		100	134,604
Braccan Mortgage Funding
Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 4.80%, 02/15/67(b)		360	485,479
Series 2025-1X, Class A, (1-day SONIA GBP 0.84%), 4.80%, 05/17/67		269	363,009
Braccan Mortgage Funding PLC(b)
Series 2025-2X, Class A, (1-day SONIA GBP 0.86%), 4.81%, 01/17/68		1,000	1,348,221
Series 2025-2X, Class B, (1-day SONIA GBP 1.10%), 5.05%, 01/17/68		136	183,288
Castell PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.69%, 01/27/62(b)		202	273,471
Citadel PLC, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 4.74%, 04/28/60		257	346,774
East One PLC(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.69%, 02/25/58		733	989,083
Security		Par (000)	Value
United Kingdom (continued)
East One PLC(b) (continued)
Series 2025-1, Class C, (1-day SONIA GBP 1.90%), 5.62%, 02/25/58	GBP	100	$ 134,911
Exmoor Funding PLC(b)
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 4.60%, 03/25/94		204	275,779
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.22%, 03/25/94		100	135,743
Meridian Funding PLC(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.85%), 4.74%, 02/20/68		993	1,338,602
Series 2025-1, Class B, (1-day SONIA GBP 1.30%), 5.19%, 02/20/68		200	269,621
Mortimer BTL PLC, Series 2021-1, Class B, (1-day SONIA GBP 1.10%), 4.99%, 06/23/53(b)		100	134,773
Mortimer PLC(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.81%), 4.78%, 09/22/70		900	1,212,610
Series 2025-1, Class B, (1-day SONIA GBP 1.25%), 5.22%, 09/22/70		138	186,161
PMF PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.98%), 4.90%, 07/16/60		211	284,543
Polaris PLC(b)
Series 2025-2, Class B, (1-day SONIA GBP 1.05%), 4.77%, 08/25/68		100	134,930
Series 2025-3X, Class A, (1-day SONIA GBP 0.82%), 4.54%, 10/27/69		874	1,179,034
Series 2025-3X, Class B, (1-day SONIA GBP 1.10%), 4.82%, 10/27/69		100	134,970
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 4.70%, 06/25/49(b)		144	196,052
Together Asset Backed Securitisation PLC(b)
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 5.12%, 04/20/65		192	260,420
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 4.89%, 10/12/65		259	350,580
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 4.86%, 09/12/56		120	162,068
Series 2025-CRE1, Class A, (1-day SONIA GBP 1.20%), 5.12%, 01/15/57		440	595,851
U.K. Logistics DAC, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.31%, 02/17/35(b)		235	315,499
			11,835,093
United States — 11.3%
1345 Trust(a)(c)
Series 2025-AOA, Class A, (1-mo. Term SOFR + 1.60%), 5.35%, 06/15/42	USD	600	601,867
Series 2025-AOA, Class B, (1-mo. Term SOFR + 2.00%), 5.75%, 06/15/42		330	330,786
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		250	239,261
Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, 06/25/70(c)		1,884	1,902,126
Arbor Multifamily Mortgage Securities Trust(c)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,092,970
Series 2020-MF1, Class XA, 0.92%, 05/15/53(a)		14,384	462,185
ARES, Series 2024-IND2, Class A, (1-mo. Term SOFR + 1.44%), 5.19%, 10/15/34(a)(c)		590	590,364
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 07/15/41(a)(c)	USD	340	$ 340,420
Atrium Hotel Portfolio Trust(a)(c)
Series 2017-ATRM, Class D, (1-mo. Term SOFR + 2.25%), 6.00%, 12/15/36		200	190,000
Series 2024-ATRM, Class A, 5.41%, 11/10/29		170	173,407
Series 2024-ATRM, Class E, 9.21%, 11/10/29		420	427,577
BAHA Trust(a)(c)
Series 2024-MAR, Class A, 5.97%, 12/10/41		1,140	1,179,933
Series 2024-MAR, Class C, 7.52%, 12/10/41		360	377,102
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 6.10%, 08/15/39(a)(c)		250	250,413
Bank, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	990,478
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(a)(c)		790	795,326
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,173,326
Series 2018-TALL, Class A, (1-mo. Term SOFR + 0.92%), 4.67%, 03/15/37(a)(c)		625	591,622
Series 2025-C35, Class D, 4.50%, 07/15/58(c)		357	295,415
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.41%, 12/17/53(a)		4,796	257,616
BFLD Commercial Mortgage Trust(a)(c)
Series 2024-UNIV, Class A, (1-mo. Term SOFR + 1.49%), 5.24%, 11/15/41		710	710,443
Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.44%, 11/15/41		360	361,338
Series 2025-5MW, Class D, 6.37%, 10/10/42		501	510,063
Series 2025-660F, Class A, (1-mo. Term SOFR + 1.50%), 5.25%, 11/15/42		331	331,931
Series 2025-660F, Class D, (1-mo. Term SOFR + 2.75%), 6.50%, 11/15/42		467	469,334
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1-mo. Term SOFR + 1.89%), 5.64%, 07/15/41(a)(c)		240	241,040
BFLD Trust, Series 2025-FPM, Class B, 5.59%, 10/10/40(a)(c)		665	673,504
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 5.60%, 08/15/42(a)(c)		615	617,312
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 7.14%, 06/15/41(a)(c)		310	310,387
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, 5.38%, 11/05/42(a)(c)		470	471,712
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.90%, 04/13/41(a)(c)		230	230,910
BX Commercial Mortgage Trust(a)(c)
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 6.89%, 06/15/27		1,429	1,431,648
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 5.51%, 12/09/40		2,148	2,150,017
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 7.34%, 12/09/40		544	545,345
Series 2024-AIR2, Class A, (1-mo. Term SOFR + 1.49%), 5.24%, 10/15/41		144	144,056
Series 2024-AIRC, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 08/15/41		281	281,382
Series 2024-BRBK, Class A, (1-mo. Term SOFR + 2.88%), 6.61%, 10/15/41		560	562,773
Series 2024-BRBK, Class B, (1-mo. Term SOFR + 3.93%), 7.66%, 10/15/41		250	251,548
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(a)(c) (continued)
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 5.39%, 05/15/41	USD	373	$ 373,193
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 7.49%, 02/15/39		664	665,417
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 6.89%, 02/15/39		603	604,900
BX Trust(a)(c)
Series 2021-LBA, Class GJV, (1-mo. Term SOFR + 3.11%), 6.87%, 02/15/36		134	133,585
Series 2021-LBA, Class GV, (1-mo. Term SOFR + 3.11%), 6.87%, 02/15/36		712	710,855
Series 2021-VIEW, Class F, (1-mo. Term SOFR + 4.04%), 7.79%, 06/15/36		790	786,524
Series 2024-BIO, Class A, (1-mo. Term SOFR + 1.64%), 5.39%, 02/15/41		435	434,056
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 7.44%, 04/15/41		541	540,282
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 5.29%, 06/15/37		519	519,555
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 8.19%, 03/15/41		1,100	1,103,941
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 9.14%, 03/15/41		350	352,229
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 5.24%, 06/15/41		647	646,797
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 7.69%, 06/15/41		375	375,435
Series 2025-TAIL, Class A, (1-mo. Term SOFR + 1.40%), 5.15%, 06/15/35		840	840,000
Series 2025-VOLT, Class A, (1-mo. Term SOFR + 1.70%), 5.45%, 12/15/44		1,435	1,435,893
BXP Trust(a)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	89,453
Series 2017-CC, Class E, 3.55%, 08/13/37		220	173,478
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 5.67%, 07/15/41(a)(c)		140	140,173
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,691,007
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		317	307,997
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	737,479
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(c)		360	324,703
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(c)		20,000	679,173
COLT Mortgage Loan Trust, Series 2025-5, Class A1, 5.54%, 05/25/70(c)		1,694	1,709,643
Commercial Mortgage Trust
Series 2016-DC2, Class B, 4.66%, 02/10/49(a)		100	99,503
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)		100	99,088
Series 2025-167G, Class B, 5.93%, 08/10/40(c)		324	324,873
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(c)		823	826,244
CONE Trust(a)(c)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 5.39%, 08/15/41		130	129,797
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 7.64%, 08/15/41		160	159,933
CSAIL Commercial Mortgage Trust, Series 2018- CX12, Class C, 4.72%, 08/15/51(a)		750	697,968
CSMC, Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 5.02%, 11/15/38(a)(c)		1,850	1,837,313

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(c)	USD	460	$ 462,926
DBC Mortgage Trust(a)(c)
Series 2025-DBC, Class C, (1-mo. Term SOFR + 2.05%), 5.80%, 11/15/42		1,253	1,252,998
Series 2025-DBC, Class D, (1-mo. Term SOFR + 2.60%), 6.35%, 11/15/42		405	406,805
DBGS, Series 2024-SBL, Class A, (1-mo. Term SOFR + 1.88%), 5.63%, 08/15/34(a)(c)		190	190,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(c)		312	316,790
DC Trust(a)(c)
Series 2024-HLTN, Class F, 10.31%, 04/13/40		750	748,233
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.58%, 08/15/37		268	268,498
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 5.98%, 08/15/37		287	287,623
DK Trust, Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 7.75%, 03/15/34(a)(c)		1,100	1,102,389
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.15%, 08/10/42(a)(c)		647	659,968
ELM Trust(a)(c)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		330	331,733
Series 2024-ELM, Class A15, 5.80%, 06/10/39		330	331,733
Series 2024-ELM, Class E10, 7.79%, 06/10/39		350	350,995
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(c)		1,200	1,227,986
Fontainebleau Miami Beach Mortgage Trust(a)(c)
Series 2024-FBLU, Class A, (1-mo. Term SOFR + 1.45%), 5.20%, 12/15/39		410	410,897
Series 2024-FBLU, Class F, (1-mo. Term SOFR + 4.25%), 8.00%, 12/15/39		410	412,287
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 5.29%, 03/15/39(a)(c)		1,100	1,101,698
GS Mortgage Securities Corp. Trust(a)(c)
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.41%), 5.17%, 05/15/26		100	95,006
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 6.54%, 03/15/28		1,500	1,507,421
Series 2023-SHIP, Class C, 5.51%, 09/10/38		1,370	1,372,874
Series 2023-SHIP, Class E, 7.43%, 09/10/38		420	421,664
Series 2024-RVR, Class E, 7.47%, 08/10/41		250	249,755
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.66%, 12/12/53(a)(c)		3,406	208,401
GS Mortgage-Backed Securities Trust, Series 2025- NQM4, Class A1, 5.01%, 10/25/65(c)		410	410,867
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 5.44%, 05/15/41(a)(c)		1,100	1,103,063
HIH Trust(a)(c)
Series 2024-2061P, Class A, (1-mo. Term SOFR + 1.84%), 5.59%, 10/15/41		108	108,648
Series 2024-2061P, Class D, (1-mo. Term SOFR + 3.64%), 7.39%, 10/15/41		414	415,479
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 6.94%, 05/15/37(a)(c)		750	753,712
Homes Trust(c)
Series 2023-NQM1, Class A1, 6.18%, 01/25/68		1,784	1,779,928
Series 2023-NQM1, Class A2, 6.74%, 01/25/68		591	590,281
Series 2025-NQM3, Class A1, 5.63%, 02/25/70(a)		2,074	2,093,574
Security		Par (000)	Value
United States (continued)
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 5.02%, 10/15/36(a)(c)	USD	695	$ 686,341
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(c)		750	773,780
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.74%), 5.49%, 11/15/41(a)(c)		940	932,967
JP Morgan Chase Commercial Mortgage Securities Trust(c)
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)		450	443,820
Series 2018-AON, Class A, 4.13%, 07/05/31		600	524,994
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 6.57%, 04/15/38(a)		745	744,996
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)		370	371,003
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)		250	254,900
JP Morgan Mortgage Trust, Series 2025-VIS3, Class A1, 5.06%, 02/25/66(a)(c)		1,303	1,307,560
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B4, 4.81%, 05/25/33(a)(c)		1,415	1,357,399
JW Commercial Mortgage Trust(a)(c)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 5.37%, 06/15/39		814	815,258
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 6.94%, 06/15/39		375	375,936
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. Term SOFR + 1.54%), 5.29%, 12/15/39(a)(c)		155	155,297
MCM Trust(d)
0.00%, 09/25/31(c)		803	647,239
2.50%, 09/25/31		1,037	994,137
MCR Mortgage Trust(c)
Series 2024-HF1, Class A, (1-mo. Term SOFR + 1.79%), 5.54%, 12/15/41(a)		542	543,356
Series 2024-HTL, Class E, (1-mo. Term SOFR + 4.65%), 8.41%, 02/15/37(a)		604	601,128
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	162,132
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	238,228
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/70(c)		1,387	1,398,423
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 6.62%, 07/15/38(a)(c)		760	757,671
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. Term SOFR + 4.65%), 8.40%, 11/15/34(a)(c)		260	247,572
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(c)		1,000	929,289
Series 2021-L5, Class A2, 1.52%, 05/15/54		669	657,847
Morgan Stanley Residential Mortgage Loan Trust(c)
Series 2025-DSC1, Class A1, 5.56%, 03/25/70		1,524	1,541,678
Series 2025-NQM4, Class A1, 5.59%, 06/25/70		1,229	1,238,312
NCMF Trust(a)(c)
Series 2025-MFS, Class A, 4.88%, 06/10/33		910	913,277
Series 2025-MFS, Class B, 5.51%, 06/10/33		593	598,946
NYC Commercial Mortgage Trust(a)(c)
Series 2025-11X, Class A, (1-mo. Term SOFR + 1.74%), 5.49%, 10/15/40		540	541,680
Series 2025-3BP, Class A, (1-mo. Term SOFR + 1.21%), 4.96%, 02/15/42		604	599,104
NYCT Trust, Series 2024-3ELV, Class A, (1-mo. Term SOFR + 1.99%), 5.74%, 08/15/29(a)(c)		140	140,407
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Olympic Tower Mortgage Trust(a)(c)
Series 2017-OT, Class D, 3.95%, 05/10/39	USD	130	$ 118,508
Series 2017-OT, Class E, 3.95%, 05/10/39		160	140,499
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(c)		850	783,314
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 6.62%, 01/15/36(a)(c)		270	252,037
ORL Trust, Series 2024-GLKS, Class A, (1-mo. Term SOFR + 1.49%), 5.24%, 12/15/39(a)(c)		220	220,341
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 6.20%, 09/15/34(a)(c)		634	626,982
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(c)		279	285,793
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 5.64%, 06/15/39(a)(c)		750	750,232
PRKCM Trust(c)
Series 2023-AFC1, Class A2, 7.00%, 02/25/58		372	371,351
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		430	430,692
RCKT Mortgage Trust, Series 2023-CES1, Class M2, 7.98%, 06/25/43(a)(c)		740	745,515
ROCK Trust(c)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	355,473
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	159,612
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 08/25/65(a)(c)		1,143	1,144,884
SELF Commercial Mortgage Trust(a)(c)
Series 2024-STRG, Class A, (1-mo. Term SOFR + 1.54%), 5.29%, 11/15/34		630	630,393
Series 2024-STRG, Class E, (1-mo. Term SOFR + 4.19%), 7.94%, 11/15/34		410	411,024
SHR Trust(a)(c)
Series 2024-LXRY, Class A, (1-mo. Term SOFR + 1.95%), 5.70%, 10/15/41		420	420,874
Series 2024-LXRY, Class E, (1-mo. Term SOFR + 4.45%), 8.20%, 10/15/41		420	423,019
TVC DSCR(d)
Series 2021-1, 0.00%, 03/25/28(c)		314	265,193
Series 2021-1, Class A, 2.38%, 03/25/28		554	523,740
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		1,700	1,653,546
VEGAS, Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(c)		600	603,804
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(c)		206	208,787
Velocity Commercial Capital Loan Trust(a)(c)
Series 2020-1, Class M3, 3.19%, 02/25/50		46	36,656
Series 2025-3, Class A, 5.87%, 06/25/55		2,120	2,139,435
Verus Securitization Trust, Series 2023-3, Class A1, 5.93%, 03/25/68(c)		1,248	1,247,780
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)(c)		710	717,587
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.87%, 01/15/59(a)		1,400	1,353,326
Series 2019-C50, Class XA, 1.40%, 05/15/52(a)		12,081	418,926
Security		Par (000)	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2021-C59, Class XA, 1.48%, 04/15/54(a)	USD	973	$ 54,589
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(c)		106	106,918
Series 2024-BPRC, Class C, 6.43%, 07/15/43(c)		400	403,930
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.54%, 07/15/40(a)(c)		108	110,526
			102,691,619
Total Non-Agency Mortgage-Backed Securities — 13.5% (Cost: $121,550,561)			122,324,742
Preferred Securities
Capital Trusts — 1.2%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55		105	108,332
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(b)	GBP	200	206,741
France(b)(m) — 0.2%
Electricite de France SA
3.38%	EUR	200	224,453
5.13%		200	241,368
5.63%		200	244,681
7.38%	GBP	100	138,150
RCI Banque SA, 6.13%	EUR	200	236,277
Unibail-Rodamco-Westfield SE, 4.75%		100	119,641
Veolia Environnement SA, 4.32%		100	116,943
			1,321,513
Germany(b) — 0.1%
Bayer AG
4.50%, 03/25/82		100	118,908
Series NC5, 6.63%, 09/25/83		100	124,728
Series NC8, 7.00%, 09/25/83		200	258,250
Commerzbank AG, 6.50%(m)		200	249,730
Volkswagen International Finance NV, 5.99%(m)		200	243,218
			994,834
Hong Kong — 0.1%
MTR Corp. CI Ltd., 5.63%(b)(m)	USD	400	421,600
India — 0.1%
Axis Bank Ltd., 4.10%(b)(m)		1,000	987,500
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 4.30%(b)(m)		1,000	977,813
Italy(b)(m) — 0.0%
Eni SpA, 4.50%	EUR	100	119,341
Prysmian SpA, 5.25%		175	214,058
			333,399
Japan(m) — 0.2%
Mitsubishi UFJ Financial Group, Inc., 6.35%	USD	1,000	1,019,344

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Japan (continued)
Rakuten Group, Inc.
4.25%(b)	EUR	200	$ 227,983
8.13%(c)	USD	200	205,994
			1,453,321
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(b)	EUR	250	322,574
Singapore — 0.0%
Lendlease Asia Treasury Pte. Ltd., 3.90%(b)(m)	SGD	250	194,881
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(b)(m)	USD	414	409,086
Thailand — 0.0%
GC Treasury Center Co. Ltd., 6.50%(b)(m)		250	252,266
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(b)	GBP	100	144,699
Centrica PLC, 6.50%, 05/21/55(b)		100	138,840
NatWest Group PLC, 7.50%(m)		200	279,679
			563,218
United States — 0.2%
CVS Health Corp., 7.00%, 03/10/55	USD	105	110,150
Dentsply Sirona, Inc., 8.38%, 09/12/55		100	93,613
Edison International, 8.13%, 06/15/53		121	125,903
FMC Corp., 8.45%, 11/01/55		100	79,151
PG&E Corp., 7.38%, 03/15/55		27	28,120
Southern Co., 1.88%, 09/15/81	EUR	1,048	1,197,704
Sunoco LP, 7.88%(c)(m)	USD	135	138,682
Venture Global LNG, Inc., 9.00%(c)(m)		149	117,670
			1,890,993
			10,438,071

	Shares
Preferred Stocks — 0.8%(e)
United States — 0.8%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $378,216)(d)(f)	2,683	653,042
Boeing Co., 6.00%(k)	1,700	117,402
Cap Hill Brands, Series B-2(d)	265,896	3
CoreWeave, Inc., Series C, 03/25/49(d)	418,000	413,820
Davidson Homes, Inc., 12.00%(d)	1,474	1,657,100
Dream Finders Homes, Inc., Series A(d)(m)	1,320	1,308,450
Insight M, Inc., Series D(d)	270,943	87,623
Lessen Holdings, Inc., Series CX(d)	10,022	—
Verger Capital Fund LLC(d)	34,837	5,226
Veritas Newco(d)
Series G	1,131	26,579
Series G-1	780	17,940
Security	Shares	Value
United States (continued)
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(d)(f)	168,283	$ 1,026,526
X.Ai Holdings Corp., Series C(d)	28,169	1,881,689
		7,195,400
Total Preferred Securities — 2.0% (Cost: $15,091,180)		17,633,471

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	667,832
Collateralized Mortgage Obligations(a) — 2.3%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.97%, 08/25/53		436	437,407
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.92%, 01/25/54		460	460,865
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 4.92%, 06/25/54		980	982,584
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 4.92%, 06/25/54		942	944,232
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 4.97%, 09/25/54		411	412,196
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.97%, 09/25/54		333	333,788
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 4.82%, 10/25/54		1,135	1,136,216
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.27%, 12/25/54		272	274,243
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.27%, 12/25/54		477	480,940
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 5.22%, 02/25/55		286	288,169
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 5.17%, 03/25/55		326	327,971
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 5.17%, 06/25/54		2,011	2,022,983
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 5.12%, 05/25/55		1,527	1,534,047
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.27%, 08/25/55		213	215,329
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 5.22%, 03/25/55		178	179,623
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 4.97%, 10/25/54		202	202,085
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 5.02%, 10/25/54		1,667	1,671,797
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 4.93%, 10/25/54		1,752	1,754,778
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 4.97%, 11/25/54		576	576,545
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 5.12%, 03/25/54	USD	362	$ 363,787
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 5.07%, 06/25/54		808	810,451
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.97%, 11/25/54		335	335,773
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.27%, 02/25/54		238	240,221
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.37%, 12/25/54		380	384,105
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 5.22%, 10/25/54		293	295,097
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.27%, 02/25/55		234	236,279
Series 5503, Class FB, (30-day Avg SOFR + 1.35%), 5.22%, 02/25/55		285	287,141
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.47%, 02/25/55		323	326,452
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.37%, 06/25/55		318	320,695
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 5.22%, 08/25/55		588	592,828
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 5.22%, 09/25/55		261	263,382
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 5.07%, 05/25/54		739	741,494
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 4.92%, 03/20/54		344	344,596
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 5.07%, 06/20/54		540	541,410
Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 5.17%, 01/20/55		277	277,868
			20,597,377
Commercial Mortgage-Backed Securities(a) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.01%, 10/25/30		3,965	154,496
Series KW09, Class X1, 0.78%, 05/25/29		13,032	257,049
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.53%, 02/25/52(c)		750	723,484
			1,135,029
Mortgage-Backed Securities — 29.7%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	3,966
6.00%, 07/01/39		17	17,924
4.00%, 01/01/41		1	874
3.00%, 02/01/44		29	26,472
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		34	32,733
3.50%, 04/01/31 - 01/01/48		107	103,112
3.00%, 10/01/32 - 12/01/46		111	104,206
5.00%, 05/01/38 - 11/01/48		39	39,774
5.50%, 01/01/39		11	11,737
4.00%, 08/01/40 - 12/01/45		10	9,377
4.50%, 09/01/40 - 08/01/48		106	105,900
Ginnie Mae Mortgage-Backed Securities(p)
4.00%, 10/20/40 - 01/15/55		1,497	1,421,687
3.50%, 01/15/42 - 01/15/55		2,047	1,877,266
5.00%, 10/20/44 - 01/15/55		2,433	2,427,625
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(p) (continued)
3.00%, 02/15/45 - 01/15/55	USD	2,627	$ 2,361,107
4.50%, 03/15/47 - 01/22/56		1,757	1,713,884
2.00%, 08/20/50 - 01/15/55		3,644	3,018,113
2.50%, 04/20/51 - 01/15/55		3,650	3,149,472
5.50%, 01/15/55		2,768	2,794,840
6.00%, 01/15/55		1,705	1,737,435
6.50%, 01/15/55 - 02/15/55		1,476	1,524,882
Uniform Mortgage-Backed Securities(p)
2.50%, 09/01/27 - 01/15/55		12,533	10,808,974
3.00%, 07/01/29 - 01/14/56		6,726	6,048,344
3.50%, 07/01/29 - 02/15/56		185,637	171,358,715
2.00%, 10/01/31 - 01/15/55		18,825	15,620,117
4.00%, 09/01/33 - 01/14/56		4,309	4,125,640
5.00%, 09/01/35 - 01/15/55		4,164	4,171,370
5.50%, 12/01/38 - 01/15/55		15,032	15,258,601
1.50%, 01/15/40 - 11/01/51		4,350	3,650,829
4.50%, 01/15/40 - 01/15/55		7,612	7,463,867
6.00%, 11/01/52 - 08/01/55		5,723	5,896,260
6.50%, 06/01/54 - 01/15/55		2,869	2,983,411
			269,868,514
Total U.S. Government Sponsored Agency Securities — 32.2% (Cost: $293,487,457)			292,268,752

	Shares
Warrants
United States(e) — 0.0%
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 35.41)(d)	1,021	—
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 0.01)(d)	995	—
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(d)	10,230	23,120
Flagstar Financial, Inc., (Acquired 03/11/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(d)(f)	74	175,663
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(d)	280,744	3
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(d)	12,334	1
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	119
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	1,748
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(d)	22,714	—
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(d)	2,277	—

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Versa Networks, Inc., Series E, (Acquired , Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(d)(f)	20,741	$ 99,764
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(f)	6,834	62
		300,480
Venezuela — 0.0%
Venezuela Government International Bonds(e)(m)	3,000	4,500
Total Warrants — 0.0% (Cost: $84,981)		304,980
Total Long-Term Investments — 118.3% (Cost: $1,060,640,454)		1,072,676,188

		Par (000)
Short-Term Securities
Foreign Agency Obligations — 0.9%
Bahrain — 0.0%
Bahrain Government International Bonds, 7.00%, 01/26/26(b)	USD	200	200,350
Brazil(n)(q) — 0.8%
Brazil Letras do Tesouro Nacional
14.73%, 04/01/26	BRL	31	5,385,939
14.47%, 07/01/26		7	1,231,431
			6,617,370
Egypt(q) — 0.1%
Egypt Treasury Bills
25.79%, 06/02/26(n)	EGP	1,025	19,463
25.95%, 06/23/26(n)		58,975	1,105,596
26.09%, 07/21/26		600	11,060
25.40%, 11/17/26(n)		1,800	30,911
			1,167,030
			7,984,750

	Shares
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(g)(r)	4,278,715	4,278,715
Total Short-Term Securities — 1.3% (Cost: $12,364,403)		12,263,465
Options Purchased — 0.0% (Cost: $1,058,765)		575,032
Total Investments Before TBA Sale Commitments and Options Written — 119.6% (Cost: $1,074,063,622)		1,085,514,685

Security		Par (000)	Value
TBA Sale Commitments(p)
United States — (9.5)%
Ginnie Mae Mortgage-Backed Securities
6.00%, 01/15/55	USD	(57)	$ (58,084)
6.50%, 01/15/55		(754)	(779,389)
Uniform Mortgage-Backed Securities
2.00%, 01/15/40 - 01/15/55		(559)	(452,797)
2.50%, 01/20/41 - 01/15/55		(51)	(44,515)
3.00%, 01/20/41 - 01/14/56		(34)	(30,921)
3.50%, 01/15/40 - 01/14/56		(91,803)	(84,864,687)
Total TBA Sale Commitments — (9.5)% (Proceeds: $(85,454,694))			(86,230,393)
Options Written — (0.1)% (Premiums Received: $(2,294,997))			(1,735,295)
Total Investments, Net of TBA Sale Commitments and Options Written — 110.0% (Cost: $986,313,931)			997,548,997
Liabilities in Excess of Other Assets — (10.0)%			(90,913,851)
Net Assets — 100.0%			$ 906,635,146

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,789,606, representing 0.4% of its net assets as of period end, and an original cost of $2,280,445.

(g)	Affiliate of the Fund.
(h)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Perpetual security with no stated maturity date.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 27,049,345	$ —	$ (22,770,630)(a)	$ —	$ —	$ 4,278,715	4,278,715	$ 623,303	$ —
iShares 0-5 Year TIPS Bond ETF(b)	709,230	—	(721,849)	26,402	(13,783)	—	—	9,982	—
iShares Biotechnology ETF(b)	462,735	—	(464,729)	(36,066)	38,060	—	—	424	—
iShares Bitcoin Trust ETF	1,576,646	1,599,068	(875,812)	(51,633)	(346,922)	1,901,347	38,295	—	—
iShares Broad USD High Yield Corporate Bond ETF(b)	3,412,787	2,044,900	(5,444,953)	(38,460)	25,726	—	—	50,949	—
iShares China Large-Cap ETF	—	1,280,269	(968,033)	34,590	3,068	349,894	9,138	3,802	—
iShares Ethereum Trust ETF	—	522,116	—	—	(154,264)	367,852	16,400	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,218,131	30,974,723	(20,357,722)	140,126	18,454	11,993,712	148,750	304,474	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	11,937,258	—	—	(69,795)	11,867,463	107,700	47,007	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,159	—	—	—	128,973	1,715,132	17,814	85,367	—
iShares Latin America 40 ETF(b)	122,721	—	(141,866)	(11,458)	30,603	—	—	—	—
iShares MSCI Brazil ETF	109,984	—	—	—	45,244	155,228	4,886	8,053	—
iShares MSCI Emerging Markets ETF(b)	549,849	—	(588,779)	24,225	14,705	—	—	—	—
iShares Russell 2000 ETF(b)	105,177	—	(115,623)	43,712	(33,266)	—	—	815	—
iShares Russell Mid-Cap Growth ETF(b)	130,933	—	(124,277)	25,799	(32,455)	—	—	102	—
				$ 157,237	$ (345,652)	$ 32,629,343		$ 1,134,278	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	202	03/06/26	$ 28,530	$ (43,019)
Euro OAT	269	03/06/26	38,122	(79,679)
Short Term Euro BTP	9	03/06/26	1,135	(1,172)
10-Year Japanese Government Treasury Bonds	49	03/13/26	41,420	(279,605)
10-Year Australian Treasury Bonds	87	03/16/26	6,357	(6,395)
3-Year Australian Treasury Bonds	128	03/16/26	8,969	(5,569)
10-Year Canadian Bond	242	03/20/26	21,318	(275,447)
Euro Stoxx 50 Index	10	03/20/26	686	7,377
Euro Stoxx Banks Index	37	03/20/26	579	13,509
MSCI Emerging Markets Index	3	03/20/26	212	2,091
NASDAQ 100 E-Mini Index	18	03/20/26	9,164	43,872
Long Gilt	114	03/27/26	14,040	85,769
2-Year U.S. Treasury Note	175	03/31/26	36,538	1,959
30-Day Federal Funds	4	07/31/26	1,612	911
3-Month SOFR	34	09/15/26	8,219	4,628
				(530,770)
Short Contracts
30-Year Euro Buxl Bond	8	03/06/26	1,035	14,384
Euro BOBL	197	03/06/26	26,893	105,468
Euro Bund	72	03/06/26	10,794	69,599
Euro-Schatz	107	03/06/26	13,428	7,858
Nikkei 225 Index	2	03/12/26	644	4,265

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
3-Month SOFR	182	03/17/26	$ 43,821	$ (105,081)
10-Year U.S. Treasury Note	778	03/20/26	87,476	180,531
10-Year U.S. Ultra Long Treasury Note	78	03/20/26	8,971	8,178
E-mini Russell 2000 Index	12	03/20/26	1,499	40,282
S&P 500 E-Mini Index	49	03/20/26	16,887	2,596
U.S. Long Bond	2	03/20/26	231	809
Ultra U.S. Treasury Bond	101	03/20/26	11,918	21,951
5-Year U.S. Treasury Note	1,127	03/31/26	123,186	29,030
				379,870
				$ (150,900)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,880,000	USD	2,566,360	JPMorgan Chase Bank N.A.	01/05/26	$ 22,958
AUD	1,820,000	USD	1,208,182	Westpac Banking Corp.	01/05/26	6,396
BRL	122,419	USD	22,248	Barclays Bank PLC	01/05/26	92
BRL	495,240	USD	90,004	Barclays Bank PLC	01/05/26	372
BRL	2,896,489	USD	526,405	Barclays Bank PLC	01/05/26	2,176
BRL	3,611,116	USD	648,956	Barclays Bank PLC	01/05/26	10,037
BRL	28,600,095	USD	5,197,749	Barclays Bank PLC	01/05/26	21,484
BRL	38,796,103	USD	7,050,760	Citibank N.A.	01/05/26	29,144
BRL	44,013,394	USD	7,884,173	Citibank N.A.	01/05/26	147,835
BRL	3,611,116	USD	656,280	Deutsche Bank AG	01/05/26	2,713
BRL	15,413,299	USD	2,801,196	Deutsche Bank AG	01/05/26	11,578
BRL	975,371	USD	177,263	Morgan Stanley & Co. International PLC	01/05/26	733
BRL	4,920,447	USD	894,237	Morgan Stanley & Co. International PLC	01/05/26	3,696
CAD	120,000	USD	87,231	Bank of America N.A.	01/05/26	210
CAD	750,000	USD	538,409	Citibank N.A.	01/05/26	8,096
CAD	1,963,000	USD	1,402,978	Natwest Markets PLC	01/05/26	27,408
CNH	3,600,000	USD	511,038	Citibank N.A.	01/05/26	5,032
CNH	219,719,600	USD	31,486,888	HSBC Bank PLC	01/05/26	10,517
CZK	14,200,000	USD	679,970	Morgan Stanley & Co. International PLC	01/05/26	10,781
EGP	8,716,440	USD	182,581	Citibank N.A.	01/05/26	153
EGP	8,716,440	USD	182,497	Citibank N.A.	01/05/26	238
EGP	11,999,996	USD	251,361	Citibank N.A.	01/05/26	211
EGP	11,999,996	USD	251,245	Citibank N.A.	01/05/26	327
EUR	150,000	JPY	27,043,317	Commonwealth Bank of Australia	01/05/26	3,634
EUR	70,219,261	USD	81,398,926	Bank of America N.A.	01/05/26	1,122,749
EUR	1,130,000	USD	1,321,651	JPMorgan Chase Bank N.A.	01/05/26	6,325
EUR	190,000	USD	222,974	Morgan Stanley & Co. International PLC	01/05/26	314
EUR	2,000,000	USD	2,337,375	Standard Chartered Bank	01/05/26	13,025
EUR	4,070,000	USD	4,745,843	The Bank of New York Mellon	01/05/26	37,221
EUR	500,000	USD	584,426	Toronto-Dominion Bank	01/05/26	3,174
GBP	780,000	USD	1,043,584	Bank of America N.A.	01/05/26	7,817
GBP	70,000	USD	93,570	Morgan Stanley & Co. International PLC	01/05/26	787
GBP	4,586,784	USD	6,172,389	State Street Bank and Trust Co.	01/05/26	10,368
GBP	100,000	USD	133,916	Wells Fargo Bank N.A.	01/05/26	879
HKD	1,453,000	USD	186,655	Societe Generale	01/05/26	41
HUF	200,000,000	USD	611,205	Barclays Bank PLC	01/05/26	360
MXN	6,900,000	USD	376,457	Morgan Stanley & Co. International PLC	01/05/26	6,716
MXN	258,070,000	USD	14,025,168	Societe Generale	01/05/26	306,083
NZD	140,000	USD	80,072	Morgan Stanley & Co. International PLC	01/05/26	533
PLN	984,000	USD	268,339	Canadian Imperial Bank of Commerce	01/05/26	5,755
PLN	1,800,000	USD	496,350	Citibank N.A.	01/05/26	5,043
SEK	4,156,000	USD	439,116	Goldman Sachs International	01/05/26	12,304
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	98,740,000	USD	3,119,205	Citibank N.A.	01/05/26	$ 14,901
THB	101,989,995	USD	3,170,000	Societe Generale	01/05/26	67,264
TRY	47,470,000	USD	1,087,205	Goldman Sachs International	01/05/26	18,755
USD	5,280,648	BRL	28,600,095	Barclays Bank PLC	01/05/26	61,414
USD	676,188	BRL	3,611,116	Deutsche Bank AG	01/05/26	17,195
USD	2,886,169	BRL	15,413,299	Deutsche Bank AG	01/05/26	73,395
USD	179,000	BRL	975,371	Morgan Stanley & Co. International PLC	01/05/26	1,004
USD	903,000	BRL	4,920,447	Morgan Stanley & Co. International PLC	01/05/26	5,067
USD	1,798,178	CAD	2,463,000	Toronto-Dominion Bank	01/05/26	3,455
USD	82,024,714	EUR	69,789,261	JPMorgan Chase Bank N.A.	01/05/26	8,375
USD	105,878	EUR	90,000	State Street Bank and Trust Co.	01/05/26	110
USD	141,105	EUR	120,000	State Street Bank and Trust Co.	01/05/26	81
USD	752,330	EUR	640,000	State Street Bank and Trust Co.	01/05/26	203
USD	3,026,201	EUR	2,570,000	State Street Bank and Trust Co.	01/05/26	5,937
USD	3,549,449	EUR	3,020,000	State Street Bank and Trust Co.	01/05/26	345
USD	176,354	EUR	150,000	Toronto-Dominion Bank	01/05/26	74
USD	59,151	HKD	460,000	HSBC Bank PLC	01/05/26	46
USD	127,707	HKD	993,000	Natwest Markets PLC	01/05/26	116
USD	6,232,643	JPY	971,560,000	Bank of America N.A.	01/05/26	30,141
USD	405,045	JPY	62,950,000	Canadian Imperial Bank of Commerce	01/05/26	3,168
USD	12,080,693	JPY	1,874,903,000	Societe Generale	01/05/26	111,190
USD	48,405	MXN	870,000	HSBC Bank PLC	01/05/26	92
USD	13,858,590	MXN	249,090,000	UBS AG	01/05/26	26,020
USD	80,820	NZD	140,000	Deutsche Bank AG	01/05/26	215
USD	775,591	PLN	2,784,000	Goldman Sachs International	01/05/26	104
USD	452,013	SEK	4,156,000	Goldman Sachs International	01/05/26	593
ZAR	8,500,000	USD	497,403	Citibank N.A.	01/05/26	15,883
USD	662,562	BRL	3,573,641	Goldman Sachs International	01/14/26	11,931
USD	929,111	INR	82,730,831	Nomura International PLC	01/14/26	9,550
AUD	136,518	NZD	156,007	Morgan Stanley & Co. International PLC	01/15/26	1,258
AUD	819,000	USD	541,052	Bank of America N.A.	01/15/26	5,547
AUD	2,953,000	USD	1,950,827	Bank of America N.A.	01/15/26	20,002
AUD	273,000	USD	179,214	Goldman Sachs International	01/15/26	2,986
AUD	285,734	USD	187,665	Morgan Stanley & Co. International PLC	01/15/26	3,034
CHF	6,349	USD	8,000	Barclays Bank PLC	01/15/26	23
CHF	142,571	USD	179,000	Morgan Stanley & Co. International PLC	01/15/26	1,167
CHF	539,222	USD	677,000	Morgan Stanley & Co. International PLC	01/15/26	4,415
CHF	211,371	USD	265,000	UBS AG	01/15/26	2,110
CHF	389,201	USD	487,967	UBS AG	01/15/26	3,867
CLP	165,041,600	USD	178,000	Bank of America N.A.	01/15/26	5,292
CLP	622,151,200	USD	671,000	Bank of America N.A.	01/15/26	19,950
CLP	165,515,080	USD	178,000	Goldman Sachs International	01/15/26	5,818
CLP	1,373,217,248	USD	1,476,800	Goldman Sachs International	01/15/26	48,270
CLP	124,355,000	USD	133,000	Standard Chartered Bank	01/15/26	5,106
CLP	247,242,000	USD	267,000	UBS AG	01/15/26	7,583
CLP	833,400,000	USD	900,000	UBS AG	01/15/26	25,559
CNH	7,496,846	USD	1,057,420	Canadian Imperial Bank of Commerce	01/15/26	17,890
CNH	49,534,559	USD	6,987,275	Canadian Imperial Bank of Commerce	01/15/26	117,714
CZK	16,969,607	USD	814,070	Bank of America N.A.	01/15/26	11,535
CZK	106,861,694	USD	5,126,390	Bank of America N.A.	01/15/26	72,647
EUR	548,000	HUF	210,648,022	Bank of America N.A.	01/15/26	608
EUR	610,000	USD	717,154	JPMorgan Chase Bank N.A.	01/15/26	58
EUR	1,813,000	USD	2,131,475	JPMorgan Chase Bank N.A.	01/15/26	172
EUR	186,962	USD	216,869	State Street Bank and Trust Co.	01/15/26	2,953
GBP	254,110	USD	333,226	Commonwealth Bank of Australia	01/15/26	9,298
HUF	110,643,573	USD	333,770	State Street Bank and Trust Co.	01/15/26	4,339
HUF	1,027,484,241	USD	3,099,346	State Street Bank and Trust Co.	01/15/26	40,482
IDR	10,993,393,359	USD	655,930	Citibank N.A.	01/15/26	2,567
IDR	138,393,721,094	USD	8,257,377	Citibank N.A.	01/15/26	32,309
KRW	260,301,933	USD	178,000	Goldman Sachs International	01/15/26	2,332
KRW	1,231,315,885	USD	842,000	Goldman Sachs International	01/15/26	11,029
MXN	26,023,873	USD	1,412,179	Bank of America N.A.	01/15/26	31,643

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	159,121,700	USD	8,635,259	Bank of America N.A.	01/15/26	$ 192,918
MXN	4,854,552	USD	268,000	Citibank N.A.	01/15/26	1,334
MXN	12,245,064	USD	676,000	Citibank N.A.	01/15/26	3,364
MYR	3,060,949	USD	738,450	Barclays Bank PLC	01/15/26	16,524
MYR	36,189,356	USD	8,730,635	Barclays Bank PLC	01/15/26	195,366
PEN	748,695	USD	222,000	Citibank N.A.	01/15/26	658
PEN	3,023,446	USD	896,500	Citibank N.A.	01/15/26	2,657
PHP	10,514,958	USD	178,000	Societe Generale	01/15/26	386
PHP	49,680,225	USD	841,000	Societe Generale	01/15/26	1,822
PLN	585,418	USD	160,170	HSBC Bank PLC	01/15/26	2,891
PLN	15,861,811	USD	4,339,687	HSBC Bank PLC	01/15/26	78,435
PLN	645,652	USD	177,000	Morgan Stanley & Co. International PLC	01/15/26	2,839
PLN	3,272,032	USD	897,000	Morgan Stanley & Co. International PLC	01/15/26	14,386
RON	5,674,787	USD	1,286,120	Goldman Sachs International	01/15/26	22,639
THB	5,693,990	USD	179,000	Nomura International PLC	01/15/26	1,835
THB	21,535,370	USD	677,000	Nomura International PLC	01/15/26	6,941
THB	26,954,990	USD	833,230	Standard Chartered Bank	01/15/26	22,833
THB	288,067,755	USD	8,904,722	Standard Chartered Bank	01/15/26	244,013
USD	178,000	COP	674,264,000	Societe Generale	01/15/26	338
USD	67,559	EUR	57,250	Barclays Bank PLC	01/15/26	247
USD	282,330	EUR	239,250	Barclays Bank PLC	01/15/26	1,031
USD	269,000	JPY	41,861,876	Barclays Bank PLC	01/15/26	1,530
USD	1,128,000	JPY	175,539,766	Barclays Bank PLC	01/15/26	6,417
USD	267,000	JPY	41,529,527	Natwest Markets PLC	01/15/26	1,654
USD	1,138,000	THB	35,807,170	HSBC Bank PLC	01/15/26	801
ZAR	3,058,671	USD	179,000	Barclays Bank PLC	01/15/26	5,585
ZAR	11,568,271	USD	677,000	Barclays Bank PLC	01/15/26	21,122
ZAR	23,443,549	USD	1,359,540	UBS AG	01/15/26	55,232
ZAR	117,786,722	USD	6,830,732	UBS AG	01/15/26	277,465
EUR	15,846	USD	18,554	Natwest Markets PLC	01/16/26	77
EUR	20,071	USD	23,502	Natwest Markets PLC	01/16/26	98
EUR	107,266	USD	124,770	Natwest Markets PLC	01/16/26	1,354
EUR	110,839	USD	128,926	Natwest Markets PLC	01/16/26	1,400
EUR	126,770	USD	147,457	Natwest Markets PLC	01/16/26	1,601
EUR	227,021	USD	264,067	Natwest Markets PLC	01/16/26	2,867
EUR	2,997	USD	3,483	The Bank of New York Mellon	01/16/26	41
EUR	33,967	USD	39,468	The Bank of New York Mellon	01/16/26	470
EUR	99,727	USD	115,880	The Bank of New York Mellon	01/16/26	1,381
EUR	108,427	USD	125,989	The Bank of New York Mellon	01/16/26	1,501
EUR	57,970	USD	67,288	Wells Fargo Bank N.A.	01/16/26	874
EGP	7,580,267	USD	156,470	Citibank N.A.	01/20/26	1,667
EGP	27,134,373	USD	560,101	Citibank N.A.	01/20/26	5,969
JPY	11,499,966	USD	73,370	Morgan Stanley & Co. International PLC	01/21/26	146
USD	61,277	HKD	476,403	Morgan Stanley & Co. International PLC	01/21/26	28
USD	3,989	HKD	31,006	UBS AG	01/21/26	2
USD	74,327	JPY	11,499,966	Morgan Stanley & Co. International PLC	01/21/26	811
USD	218,474	JPY	33,847,468	UBS AG	01/21/26	2,097
AUD	39,793	USD	26,456	BNP Paribas SA	01/22/26	103
AUD	30,000	USD	19,637	Natwest Markets PLC	01/22/26	385
CLP	38,745,300	USD	41,662	Morgan Stanley & Co. International PLC	01/22/26	1,384
MXN	579,000	USD	31,398	JPMorgan Chase Bank N.A.	01/22/26	703
PEN	83,100	USD	24,611	Goldman Sachs International	01/22/26	96
USD	29,063	COP	110,275,967	Goldman Sachs International	01/22/26	126
USD	5,922	TWD	179,700	State Street Bank and Trust Co.	01/22/26	201
ZAR	290,995	USD	17,193	Natwest Markets PLC	01/22/26	359
ARS	43,177,500	USD	28,500	Citibank N.A.	01/26/26	407
ARS	49,418,370	USD	31,986	Citibank N.A.	01/26/26	1,099
ARS	87,210,000	USD	57,000	Citibank N.A.	01/26/26	1,386
ARS	23,666,500	USD	14,300	Goldman Sachs International	01/26/26	1,544
MXN	27,375,265	USD	1,515,608	Goldman Sachs International	01/26/26	1,554
PEN	4,048,034	USD	1,198,849	Goldman Sachs International	01/26/26	4,556
PLN	15,306,818	USD	4,224,892	Deutsche Bank AG	01/26/26	38,283
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	14,604,115	USD	333,040	Barclays Bank PLC	01/26/26	$ 1,777
MYR	972,227	USD	234,526	Barclays Bank PLC	01/27/26	5,419
MYR	24,751	USD	6,019	Morgan Stanley & Co. International PLC	01/27/26	89
MYR	161,651	USD	39,413	Morgan Stanley & Co. International PLC	01/27/26	483
MYR	339,875	USD	82,866	Morgan Stanley & Co. International PLC	01/27/26	1,015
MYR	354,374	USD	86,327	Morgan Stanley & Co. International PLC	01/27/26	1,132
MYR	745,077	USD	181,505	Morgan Stanley & Co. International PLC	01/27/26	2,380
USD	5,743,219	COP	21,534,200,875	Citibank N.A.	01/27/26	109,220
USD	1,107,392	INR	98,311,931	UBS AG	01/27/26	15,894
NGN	144,331,791	USD	97,182	Morgan Stanley & Co. International PLC	01/30/26	2,668
NGN	499,695,843	USD	336,457	Morgan Stanley & Co. International PLC	01/30/26	9,238
BRL	123,321	USD	22,000	Barclays Bank PLC	02/03/26	335
BRL	498,889	USD	89,000	Barclays Bank PLC	02/03/26	1,356
BRL	2,917,831	USD	520,530	Barclays Bank PLC	02/03/26	7,931
BRL	39,082,426	USD	6,949,593	Citibank N.A.	02/03/26	128,799
CZK	14,200,000	USD	689,878	Toronto-Dominion Bank	02/04/26	1,206
EUR	150,000	JPY	27,571,062	HSBC Bank PLC	02/04/26	60
HUF	172,690,000	USD	526,363	HSBC Bank PLC	02/04/26	631
THB	100,313,065	USD	3,170,000	Deutsche Bank AG	02/04/26	19,723
TRY	47,470,000	USD	1,077,128	HSBC Bank PLC	02/04/26	3,713
USD	180,904	AUD	270,000	Societe Generale	02/04/26	689
USD	7,678,313	AUD	11,477,071	State Street Bank and Trust Co.	02/04/26	17,795
USD	88,588	EUR	75,000	HSBC Bank PLC	02/04/26	322
USD	54,033	GBP	40,000	State Street Bank and Trust Co.	02/04/26	117
USD	67,184	JPY	10,440,000	Deutsche Bank AG	02/04/26	362
USD	181,299	JPY	28,185,000	Deutsche Bank AG	02/04/26	898
USD	15,873,770	JPY	2,479,413,000	HSBC Bank PLC	02/04/26	4,065
USD	189,936	NOK	1,910,000	Canadian Imperial Bank of Commerce	02/04/26	434
USD	163,746	SGD	210,000	HSBC Bank PLC	02/04/26	45
USD	66,360	ZAR	1,100,000	State Street Bank and Trust Co.	02/04/26	76
MXN	2,225,826	USD	122,874	Goldman Sachs International	02/26/26	105
USD	270,583	EUR	229,497	Deutsche Bank AG	02/26/26	217
USD	603,586	IDR	10,083,380,574	Morgan Stanley & Co. International PLC	02/26/26	459
TRY	267,000	USD	5,841	Goldman Sachs International	03/16/26	60
AUD	25,302,810	USD	16,845,852	Natwest Markets PLC	03/18/26	41,380
BRL	605,035	USD	108,470	Barclays Bank PLC	03/18/26	96
BRL	24,000,000	USD	4,302,695	Barclays Bank PLC	03/18/26	3,814
CAD	1,931,383	USD	1,406,034	Wells Fargo Bank N.A.	03/18/26	5,699
CAD	6,131,197	USD	4,463,470	Wells Fargo Bank N.A.	03/18/26	18,090
CAD	23,654,050	USD	17,220,000	Wells Fargo Bank N.A.	03/18/26	69,780
CHF	473,073	USD	600,000	State Street Bank and Trust Co.	03/18/26	1,785
CNH	10,643	AUD	2,278	Goldman Sachs International	03/18/26	12
CNH	24,295	JPY	534,673	Societe Generale	03/18/26	63
CNH	128,435,000	USD	18,304,073	Canadian Imperial Bank of Commerce	03/18/26	185,926
CNH	35,661,852	USD	5,082,313	Societe Generale	03/18/26	51,705
CNH	113,990,000	USD	16,245,172	Societe Generale	03/18/26	165,269
CNH	138,863,549	USD	19,790,000	Societe Generale	03/18/26	201,333
COP	3,000,000,000	USD	764,682	State Street Bank and Trust Co.	03/18/26	10,271
CZK	10,949,917	USD	530,000	Morgan Stanley & Co. International PLC	03/18/26	3,242
DKK	2,536,228	USD	400,000	Morgan Stanley & Co. International PLC	03/18/26	729
DKK	7,306,228	USD	1,152,293	Morgan Stanley & Co. International PLC	03/18/26	2,106
EUR	3,605,000	USD	4,242,134	Citibank N.A.	03/18/26	8,747
GBP	5,559,710	EUR	6,322,998	JPMorgan Chase Bank N.A.	03/18/26	36,997
INR	58,281,545	USD	640,541	Barclays Bank PLC	03/18/26	3,682
INR	463,550,000	USD	5,094,628	Barclays Bank PLC	03/18/26	29,285
INR	137,439,546	USD	1,516,621	BNP Paribas SA	03/18/26	2,586
KRW	879,174,000	USD	600,000	JPMorgan Chase Bank N.A.	03/18/26	10,420
KRW	2,045,905,000	USD	1,396,246	JPMorgan Chase Bank N.A.	03/18/26	24,247
MXN	24,760,317	USD	1,343,756	Goldman Sachs International	03/18/26	21,516
MXN	168,691,717	USD	9,188,364	Standard Chartered Bank	03/18/26	113,220
NOK	19,201,994	USD	1,900,000	Morgan Stanley & Co. International PLC	03/18/26	4,506
PLN	6,395,016	USD	1,770,000	Toronto-Dominion Bank	03/18/26	10,643

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	33,533,764	USD	3,646,000	Morgan Stanley & Co. International PLC	03/18/26	$ 10,215
SGD	2,313,175	USD	1,800,000	Canadian Imperial Bank of Commerce	03/18/26	8,076
TRY	1,008,345	USD	22,000	Barclays Bank PLC	03/18/26	253
USD	525,260	EUR	444,616	The Bank of New York Mellon	03/18/26	985
USD	57,974	HKD	450,000	Natwest Markets PLC	03/18/26	21
USD	4,340,000	JPY	670,380,704	Natwest Markets PLC	03/18/26	33,671
USD	17,994,216	JPY	2,779,206,843	Societe Generale	03/18/26	141,406
USD	1,017,920	PHP	60,224,195	Bank of America N.A.	03/18/26	471
USD	552,542	PHP	32,600,000	Deutsche Bank AG	03/18/26	1,787
ZAR	23,043,044	USD	1,343,756	Citibank N.A.	03/18/26	40,675
ZAR	133,953,089	USD	7,857,311	State Street Bank and Trust Co.	03/18/26	190,621
IDR	2,131,768,098	USD	126,726	Royal Bank of Canada	03/25/26	667
IDR	16,000,000,000	USD	953,780	Royal Bank of Canada	03/25/26	2,371
USD	434,976	IDR	7,277,148,480	JPMorgan Chase Bank N.A.	03/25/26	97
USD	968,137	IDR	16,196,930,000	JPMorgan Chase Bank N.A.	03/25/26	217
USD	1,578,511	IDR	26,408,489,030	JPMorgan Chase Bank N.A.	03/25/26	354
USD	3,280,319	BRL	18,336,000	Deutsche Bank AG	04/02/26	2,910
USD	2,199,993	BRL	12,217,000	JPMorgan Chase Bank N.A.	04/02/26	16,304
MXN	102,662,000	USD	5,451,873	Morgan Stanley & Co. International PLC	08/18/26	117,636
						6,063,934
AUD	11,477,071	USD	7,676,898	State Street Bank and Trust Co.	01/05/26	(17,674)
BRL	119,781	USD	22,000	Barclays Bank PLC	01/05/26	(141)
BRL	2,337,175	USD	431,530	Barclays Bank PLC	01/05/26	(5,019)
BRL	33,983,321	USD	6,274,593	Barclays Bank PLC	01/05/26	(72,974)
BRL	483,377	USD	89,000	BNP Paribas SA	01/05/26	(789)
BRL	1,461,672	USD	268,000	BNP Paribas SA	01/05/26	(1,259)
BRL	3,686,904	USD	676,000	BNP Paribas SA	01/05/26	(3,177)
BRL	4,823,986	USD	902,000	Morgan Stanley & Co. International PLC	01/05/26	(21,670)
EUR	6,800,000	USD	8,007,816	BNP Paribas SA	01/05/26	(16,456)
EUR	330,000	USD	387,965	Citibank N.A.	01/05/26	(149)
JPY	27,607,560	EUR	150,000	HSBC Bank PLC	01/05/26	(32)
JPY	2,479,413,000	USD	15,830,268	HSBC Bank PLC	01/05/26	(1,533)
JPY	430,000,000	USD	2,775,082	Toronto-Dominion Bank	01/05/26	(29,933)
NOK	1,910,000	USD	189,914	Canadian Imperial Bank of Commerce	01/05/26	(430)
SGD	210,000	USD	163,418	HSBC Bank PLC	01/05/26	(45)
USD	53,188	AUD	80,000	Bank of America N.A.	01/05/26	(200)
USD	2,459,049	AUD	3,720,000	Bank of America N.A.	01/05/26	(23,493)
USD	8,655,067	AUD	13,257,071	State Street Bank and Trust Co.	01/05/26	(192,040)
USD	78,345	AUD	120,000	UBS AG	01/05/26	(1,737)
USD	21,769	BRL	119,781	Barclays Bank PLC	01/05/26	(90)
USD	22,000	BRL	122,419	Barclays Bank PLC	01/05/26	(340)
USD	89,000	BRL	495,241	Barclays Bank PLC	01/05/26	(1,376)
USD	424,756	BRL	2,337,175	Barclays Bank PLC	01/05/26	(1,756)
USD	520,530	BRL	2,896,489	Barclays Bank PLC	01/05/26	(8,051)
USD	656,280	BRL	3,611,116	Barclays Bank PLC	01/05/26	(2,713)
USD	6,176,091	BRL	33,983,321	Barclays Bank PLC	01/05/26	(25,528)
USD	87,848	BRL	483,377	BNP Paribas SA	01/05/26	(363)
USD	265,643	BRL	1,461,672	BNP Paribas SA	01/05/26	(1,098)
USD	670,054	BRL	3,686,904	BNP Paribas SA	01/05/26	(2,770)
USD	6,949,593	BRL	38,796,103	Citibank N.A.	01/05/26	(130,311)
USD	7,998,945	BRL	44,013,394	Citibank N.A.	01/05/26	(33,063)
USD	876,706	BRL	4,823,986	Morgan Stanley & Co. International PLC	01/05/26	(3,624)
USD	268,282	CAD	370,000	Morgan Stanley & Co. International PLC	01/05/26	(1,327)
USD	31,660,821	CNH	223,319,600	Barclays Bank PLC	01/05/26	(352,654)
USD	689,541	CZK	14,200,000	Toronto-Dominion Bank	01/05/26	(1,209)
USD	173,669	EGP	8,716,440	Citibank N.A.	01/05/26	(9,066)
USD	182,497	EGP	8,716,440	Citibank N.A.	01/05/26	(238)
USD	239,091	EGP	11,999,996	Citibank N.A.	01/05/26	(12,481)
USD	251,245	EGP	11,999,996	Citibank N.A.	01/05/26	(327)
USD	81,688	EUR	70,000	Bank of America N.A.	01/05/26	(576)
USD	256,374	EUR	220,000	Morgan Stanley & Co. International PLC	01/05/26	(2,170)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,816	EUR	80,000	Natwest Markets PLC	01/05/26	$ (200)
USD	164,121	EUR	140,000	State Street Bank and Trust Co.	01/05/26	(407)
USD	256,532	EUR	220,000	State Street Bank and Trust Co.	01/05/26	(2,012)
USD	7,839,611	EUR	6,680,000	State Street Bank and Trust Co.	01/05/26	(10,725)
USD	547,782	EUR	470,000	Wells Fargo Bank N.A.	01/05/26	(4,562)
USD	1,143,444	EUR	980,000	Wells Fargo Bank N.A.	01/05/26	(8,252)
USD	52,800	GBP	40,000	Morgan Stanley & Co. International PLC	01/05/26	(1,118)
USD	120,538	GBP	90,000	Royal Bank of Canada	01/05/26	(777)
USD	120,497	GBP	90,000	State Street Bank and Trust Co.	01/05/26	(819)
USD	7,026,306	GBP	5,316,784	State Street Bank and Trust Co.	01/05/26	(140,456)
USD	527,479	HUF	172,690,000	HSBC Bank PLC	01/05/26	(578)
USD	82,707	HUF	27,310,000	Natwest Markets PLC	01/05/26	(803)
USD	44,803	MXN	820,000	HSBC Bank PLC	01/05/26	(733)
USD	111,402	MXN	2,030,000	HSBC Bank PLC	01/05/26	(1,329)
USD	674,635	MXN	12,160,000	HSBC Bank PLC	01/05/26	(639)
USD	187,798	NOK	1,910,000	JPMorgan Chase Bank N.A.	01/05/26	(1,686)
USD	162,250	SGD	210,000	HSBC Bank PLC	01/05/26	(1,123)
USD	3,170,000	THB	100,297,215	Deutsche Bank AG	01/05/26	(13,533)
USD	3,070,589	THB	98,740,000	HSBC Bank PLC	01/05/26	(63,517)
USD	1,102,433	TRY	47,470,000	HSBC Bank PLC	01/05/26	(3,527)
USD	383,292	ZAR	6,450,000	Deutsche Bank AG	01/05/26	(6,201)
USD	183,588	ZAR	3,150,000	State Street Bank and Trust Co.	01/05/26	(6,629)
ZAR	1,100,000	USD	66,500	State Street Bank and Trust Co.	01/05/26	(75)
USD	167,545	CLP	157,423,607	Morgan Stanley & Co. International PLC	01/14/26	(7,278)
USD	936,726	CNH	6,646,577	Goldman Sachs International	01/14/26	(16,568)
USD	335,089	COP	1,271,957,633	Goldman Sachs International	01/14/26	(258)
USD	472,171	CZK	9,916,838	Citibank N.A.	01/14/26	(10,295)
USD	213,238	HUF	71,067,875	Barclays Bank PLC	01/14/26	(3,949)
USD	936,726	IDR	15,680,793,240	Morgan Stanley & Co. International PLC	01/14/26	(2,574)
USD	936,726	MXN	17,346,105	BNP Paribas SA	01/14/26	(25,742)
USD	936,726	MYR	3,889,286	Barclays Bank PLC	01/14/26	(22,506)
USD	167,545	PEN	565,916	BNP Paribas SA	01/14/26	(761)
USD	677,793	PLN	2,487,756	Citibank N.A.	01/14/26	(15,147)
USD	837,723	THB	27,015,360	Citibank N.A.	01/14/26	(20,205)
USD	662,562	ZAR	11,430,668	Goldman Sachs International	01/14/26	(27,307)
COP	1,228,138,717	GBP	250,100	BNP Paribas SA	01/15/26	(13,517)
COP	338,311,876	USD	90,160	Citibank N.A.	01/15/26	(1,018)
COP	11,885,487,349	USD	3,167,478	Citibank N.A.	01/15/26	(35,772)
EUR	774,000	USD	910,183	HSBC Bank PLC	01/15/26	(147)
EUR	540,000	USD	635,082	Standard Chartered Bank	01/15/26	(173)
HUF	221,351,920	USD	677,000	HSBC Bank PLC	01/15/26	(584)
INR	70,517,623	USD	794,520	Citibank N.A.	01/15/26	(10,779)
INR	806,942,247	USD	9,091,795	Citibank N.A.	01/15/26	(123,343)
JPY	13,864,481	NZD	156,000	BNP Paribas SA	01/15/26	(1,265)
JPY	41,815,889	USD	268,000	Morgan Stanley & Co. International PLC	01/15/26	(824)
JPY	89,224,655	USD	571,845	Morgan Stanley & Co. International PLC	01/15/26	(1,759)
JPY	86,501,173	USD	556,155	State Street Bank and Trust Co.	01/15/26	(3,470)
NZD	156,917	AUD	136,518	Morgan Stanley & Co. International PLC	01/15/26	(734)
NZD	156,000	JPY	14,141,382	Barclays Bank PLC	01/15/26	(505)
PLN	959,570	USD	267,838	Barclays Bank PLC	01/15/26	(561)
PLN	961,828	USD	268,000	Barclays Bank PLC	01/15/26	(94)
PLN	3,224,385	USD	900,000	Barclays Bank PLC	01/15/26	(1,885)
PLN	4,044,702	USD	1,127,000	Barclays Bank PLC	01/15/26	(396)
USD	269,383	AUD	406,000	Barclays Bank PLC	01/15/26	(1,581)
USD	680,093	AUD	1,025,000	Barclays Bank PLC	01/15/26	(3,991)
USD	185,416	AUD	285,734	Citibank N.A.	01/15/26	(5,282)
USD	179,000	CHF	142,112	Barclays Bank PLC	01/15/26	(587)
USD	685,000	CHF	543,838	Barclays Bank PLC	01/15/26	(2,248)
USD	265,000	CHF	211,980	Morgan Stanley & Co. International PLC	01/15/26	(2,879)
USD	487,967	CHF	390,336	Morgan Stanley & Co. International PLC	01/15/26	(5,300)
USD	179,000	COP	695,594,000	Societe Generale	01/15/26	(4,282)
USD	676,000	COP	2,626,936,000	Societe Generale	01/15/26	(16,171)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	102,655	EUR	88,292	Barclays Bank PLC	01/15/26	$ (1,155)
USD	268,260	EUR	229,000	Barclays Bank PLC	01/15/26	(988)
USD	164,750	EUR	141,708	Morgan Stanley & Co. International PLC	01/15/26	(1,864)
USD	1,840,293	EUR	1,586,465	Morgan Stanley & Co. International PLC	01/15/26	(25,004)
USD	135,396	GBP	101,206	Citibank N.A.	01/15/26	(1,024)
USD	227,085	GBP	169,794	JPMorgan Chase Bank N.A.	01/15/26	(1,787)
USD	267,838	HUF	87,944,607	Barclays Bank PLC	01/15/26	(907)
USD	900,000	HUF	295,515,000	Barclays Bank PLC	01/15/26	(3,047)
USD	444,000	PEN	1,499,210	Citibank N.A.	01/15/26	(1,857)
USD	1,793,000	PEN	6,054,244	Citibank N.A.	01/15/26	(7,501)
USD	59,333	PHP	3,516,074	Citibank N.A.	01/15/26	(317)
USD	280,333	PHP	16,612,534	Citibank N.A.	01/15/26	(1,497)
USD	266,000	SGD	345,624	HSBC Bank PLC	01/15/26	(3,070)
USD	840,000	SGD	1,091,436	HSBC Bank PLC	01/15/26	(9,689)
USD	145,800	TRY	6,460,762	Nomura International PLC	01/15/26	(3,582)
USD	178,000	ZAR	3,107,871	Bank of America N.A.	01/15/26	(9,554)
USD	671,000	ZAR	11,715,626	Bank of America N.A.	01/15/26	(36,015)
USD	179,000	ZAR	3,060,077	Citibank N.A.	01/15/26	(5,670)
USD	903,000	ZAR	15,437,146	Citibank N.A.	01/15/26	(28,601)
USD	101,795	EUR	87,095	UBS AG	01/16/26	(613)
USD	116,739	EUR	99,881	UBS AG	01/16/26	(703)
USD	117,524	EUR	100,554	UBS AG	01/16/26	(709)
USD	124,833	EUR	106,796	UBS AG	01/16/26	(739)
USD	125,222	EUR	107,142	UBS AG	01/16/26	(757)
USD	128,715	EUR	110,128	UBS AG	01/16/26	(775)
USD	199,938	EUR	171,067	UBS AG	01/16/26	(1,204)
USD	65,572	EUR	56,098	Wells Fargo Bank N.A.	01/16/26	(389)
USD	103,605	EUR	88,652	Wells Fargo Bank N.A.	01/16/26	(633)
USD	340,298	EUR	291,184	Wells Fargo Bank N.A.	01/16/26	(2,080)
USD	5,575,489	MXN	102,662,000	Morgan Stanley & Co. International PLC	01/20/26	(117,476)
JPY	13,408,438	USD	86,325	Morgan Stanley & Co. International PLC	01/22/26	(601)
JPY	1,987,000	USD	12,951	Natwest Markets PLC	01/22/26	(247)
USD	68,400	CNH	481,300	Goldman Sachs International	01/22/26	(665)
USD	216,464	EUR	184,056	Wells Fargo Bank N.A.	01/22/26	(13)
USD	891	GBP	667	Wells Fargo Bank N.A.	01/22/26	(8)
USD	11,229	HUF	3,691,000	Toronto-Dominion Bank	01/22/26	(44)
USD	18,836	MXN	341,400	HSBC Bank PLC	01/22/26	(92)
USD	24,613	PEN	83,100	Morgan Stanley & Co. International PLC	01/22/26	(95)
ARS	76,617,046	USD	51,979	Citibank N.A.	01/26/26	(685)
ARS	388,366,572	USD	263,478	Citibank N.A.	01/26/26	(3,473)
ARS	4,855,629	USD	3,261	JPMorgan Chase Bank N.A.	01/26/26	(10)
ARS	24,616,148	USD	16,532	JPMorgan Chase Bank N.A.	01/26/26	(52)
ARS	47,290,640	USD	31,760	JPMorgan Chase Bank N.A.	01/26/26	(100)
ARS	239,714,110	USD	160,990	JPMorgan Chase Bank N.A.	01/26/26	(506)
USD	87,000	ARS	143,898,000	Citibank N.A.	01/26/26	(9,337)
USD	125,456	ARS	195,711,360	Citibank N.A.	01/26/26	(5,569)
USD	153,787	ARS	239,907,720	Citibank N.A.	01/26/26	(6,827)
USD	413,645	PEN	1,392,329	Citibank N.A.	01/26/26	(268)
USD	733,462	PHP	43,459,822	Bank of America N.A.	01/26/26	(2,818)
USD	734,097	PHP	43,468,100	Bank of America N.A.	01/26/26	(2,323)
USD	1,326,629	PHP	78,633,305	Bank of America N.A.	01/26/26	(5,546)
USD	82,018	TRY	3,596,571	Barclays Bank PLC	01/26/26	(438)
USD	1,871,092	CNH	13,255,514	HSBC Bank PLC	01/27/26	(31,604)
USD	1,944,188	CZK	40,538,692	Deutsche Bank AG	01/27/26	(28,487)
USD	1,205,847	HUF	399,712,280	Natwest Markets PLC	01/27/26	(14,612)
USD	4,526,074	IDR	75,849,763,862	Citibank N.A.	01/27/26	(15,437)
USD	1,664,397	INR	150,952,315	Barclays Bank PLC	01/27/26	(11,535)
USD	13,808,650	MXN	256,320,300	Citibank N.A.	01/27/26	(395,462)
USD	130,449	MYR	540,776	Barclays Bank PLC	01/27/26	(3,014)
USD	499,922	MYR	2,057,179	Morgan Stanley & Co. International PLC	01/27/26	(7,788)
USD	2,199,155	PEN	7,446,777	UBS AG	01/27/26	(14,557)
USD	5,645,185	PHP	333,675,881	Societe Generale	01/27/26	(7,117)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,812,051	PLN	43,216,871	Morgan Stanley & Co. International PLC	01/27/26	$ (224,392)
USD	2,682,106	THB	86,790,267	JPMorgan Chase Bank N.A.	01/27/26	(76,278)
USD	4,360,564	THB	141,103,490	JPMorgan Chase Bank N.A.	01/27/26	(124,013)
USD	26,430	TRY	1,180,058	HSBC Bank PLC	01/27/26	(603)
USD	290,700	UYU	11,655,611	Goldman Sachs International	01/27/26	(7,818)
USD	11,557,218	ZAR	200,626,946	Morgan Stanley & Co. International PLC	01/27/26	(539,469)
COP	1,015,720,000	USD	268,000	Citibank N.A.	01/30/26	(2,725)
COP	1,735,820,000	USD	458,000	Citibank N.A.	01/30/26	(4,657)
USD	7,826,412	BRL	44,013,394	Citibank N.A.	02/03/26	(145,049)
CAD	2,463,000	USD	1,800,597	Toronto-Dominion Bank	02/04/26	(3,458)
EUR	69,789,261	USD	82,142,735	JPMorgan Chase Bank N.A.	02/04/26	(9,762)
MXN	249,090,000	USD	13,818,546	UBS AG	02/04/26	(25,907)
NZD	140,000	USD	80,914	Deutsche Bank AG	02/04/26	(217)
PLN	2,784,000	USD	775,431	Goldman Sachs International	02/04/26	(100)
SEK	4,156,000	USD	452,728	Goldman Sachs International	02/04/26	(589)
USD	31,545,204	CNH	219,719,600	HSBC Bank PLC	02/04/26	(8,743)
USD	6,172,188	GBP	4,586,784	State Street Bank and Trust Co.	02/04/26	(10,331)
USD	186,868	HKD	1,453,000	Societe Generale	02/04/26	(33)
USD	3,118,082	THB	98,740,000	Citibank N.A.	02/04/26	(21,621)
USD	283,217	TRY	12,990,496	Barclays Bank PLC	02/04/26	(12,562)
USD	1,640,733	COP	6,374,494,081	Citibank N.A.	02/26/26	(12,938)
USD	1,116,639	CZK	23,211,923	Goldman Sachs International	02/26/26	(13,415)
USD	93,050	EUR	79,532	Standard Chartered Bank	02/26/26	(645)
USD	109,257	EUR	93,384	Standard Chartered Bank	02/26/26	(757)
USD	309,314	EUR	264,377	Wells Fargo Bank N.A.	02/26/26	(2,144)
USD	347,032	EUR	296,616	Wells Fargo Bank N.A.	02/26/26	(2,406)
USD	508,854	EUR	434,928	Wells Fargo Bank N.A.	02/26/26	(3,527)
USD	171,290	INR	15,496,573	Goldman Sachs International	02/26/26	(341)
USD	767,625	MXN	13,905,550	Toronto-Dominion Bank	02/26/26	(665)
USD	281,648	PEN	949,917	Barclays Bank PLC	02/26/26	(440)
USD	162,694	PEN	548,360	Citibank N.A.	02/26/26	(147)
USD	1,285,859	PLN	4,664,952	Deutsche Bank AG	02/26/26	(13,163)
USD	1,963,214	ZAR	33,539,668	State Street Bank and Trust Co.	02/26/26	(54,720)
USD	640,133	BRL	3,611,116	Barclays Bank PLC	03/03/26	(10,283)
BRL	9,958,130	USD	1,791,675	Goldman Sachs International	03/18/26	(4,809)
EUR	1,843,672	AUD	3,258,535	Morgan Stanley & Co. International PLC	03/18/26	(775)
JPY	513,069,268	AUD	4,988,467	Morgan Stanley & Co. International PLC	03/18/26	(33,523)
JPY	3,847,554,477	EUR	21,166,501	JPMorgan Chase Bank N.A.	03/18/26	(243,187)
JPY	8,166,750,536	USD	52,875,952	Morgan Stanley & Co. International PLC	03/18/26	(415,142)
JPY	1,509,457,275	USD	9,771,664	UBS AG	03/18/26	(75,353)
NOK	13,643,248	CAD	1,854,366	Morgan Stanley & Co. International PLC	03/18/26	(2,263)
NZD	283,189	USD	165,165	Toronto-Dominion Bank	03/18/26	(1,678)
USD	2,171,346	AUD	3,261,246	Morgan Stanley & Co. International PLC	03/18/26	(5,227)
USD	2,790,000	AUD	4,190,305	Morgan Stanley & Co. International PLC	03/18/26	(6,632)
USD	2,390,921	BRL	13,336,318	Barclays Bank PLC	03/18/26	(2,120)
USD	4,386,059	BRL	24,465,000	Barclays Bank PLC	03/18/26	(3,888)
USD	8,026	CHF	6,328	Toronto-Dominion Bank	03/18/26	(24)
USD	1,678,830	CNH	11,779,696	Natwest Markets PLC	03/18/26	(17,020)
USD	1,967,956	CZK	40,654,956	Standard Chartered Bank	03/18/26	(11,870)
USD	204,480	EUR	173,698	Deutsche Bank AG	03/18/26	(338)
USD	2,708,635	EUR	2,301,737	JPMorgan Chase Bank N.A.	03/18/26	(5,487)
USD	4,650,000	EUR	3,951,465	JPMorgan Chase Bank N.A.	03/18/26	(9,420)
USD	43,246,617	EUR	36,750,000	JPMorgan Chase Bank N.A.	03/18/26	(87,612)
USD	57,905,368	EUR	49,207,625	Natwest Markets PLC	03/18/26	(118,428)
USD	2,198,950	GBP	1,642,976	Wells Fargo Bank N.A.	03/18/26	(15,295)
USD	4,277,464	GBP	3,195,991	Wells Fargo Bank N.A.	03/18/26	(29,784)
USD	815,852	HUF	269,785,000	Goldman Sachs International	03/18/26	(5,138)
USD	4,175,715	INR	379,940,000	Barclays Bank PLC	03/18/26	(24,003)
USD	4,298,880	INR	391,146,493	Barclays Bank PLC	03/18/26	(24,711)
USD	1,668,823	INR	151,594,178	JPMorgan Chase Bank N.A.	03/18/26	(6,844)
USD	2,104,771	KRW	3,084,100,000	JPMorgan Chase Bank N.A.	03/18/26	(36,551)
USD	434,976	MXN	7,985,909	Goldman Sachs International	03/18/26	(5,363)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,350,565	MXN	61,509,010	State Street Bank and Trust Co.	03/18/26	$ (41,013)
USD	21,596,941	MXN	396,477,505	State Street Bank and Trust Co.	03/18/26	(264,646)
USD	3,870,343	NOK	39,109,662	UBS AG	03/18/26	(8,659)
USD	588,884	PHP	35,112,204	Bank of America N.A.	03/18/26	(4,314)
USD	396,627	PLN	1,432,744	Natwest Markets PLC	03/18/26	(2,310)
USD	180,816	SEK	1,662,911	HSBC Bank PLC	03/18/26	(492)
USD	302,592	THB	9,600,000	BNP Paribas SA	03/18/26	(3,692)
USD	1,532	TRY	70,221	Barclays Bank PLC	03/18/26	(18)
USD	434,976	ZAR	7,415,297	Goldman Sachs International	03/18/26	(10,537)
USD	2,049,530	ZAR	34,938,391	Goldman Sachs International	03/18/26	(49,576)
USD	10,330,946	ZAR	176,105,830	Goldman Sachs International	03/18/26	(249,532)
IDR	26,928,247,495	USD	1,609,578	JPMorgan Chase Bank N.A.	03/25/26	(361)
USD	574,297	IDR	9,619,766,485	Bank of America N.A.	03/25/26	(575)
USD	177,199	EGP	8,716,440	Citibank N.A.	03/31/26	(504)
USD	243,952	EGP	11,999,996	Citibank N.A.	03/31/26	(693)
USD	3,365,979	HKD	26,000,000	Citibank N.A.	12/16/26	(412)
						(5,643,594)
						$ 420,340
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	80	01/02/26	USD	609.00	USD	4,914	$ 47,403
SPDR S&P 500 ETF Trust	101	01/02/26	USD	690.00	USD	6,887	253
SPDR S&P 500 ETF Trust	200	01/09/26	USD	693.00	USD	13,638	15,542
Apple, Inc.	11	01/16/26	USD	280.00	USD	299	1,309
Boeing Co.	4	01/16/26	USD	235.00	USD	87	120
Carrier Global Corp.	44	01/16/26	USD	65.00	USD	232	330
Euro Stoxx Banks	60	01/16/26	EUR	260.00	EUR	790	26,971
Goldman Sachs Group, Inc.	2	01/16/26	USD	870.00	USD	176	5,630
iShares Russell 2000 ETF	50	01/16/26	USD	250.00	USD	1,231	10,356
Netflix, Inc.	18	01/16/26	USD	122.00	USD	169	45
Vistra Corp.	14	01/16/26	USD	210.00	USD	226	84
Walt Disney Co.	9	01/16/26	USD	110.00	USD	102	4,095
Amazon.com, Inc.	14	02/20/26	USD	255.00	USD	323	5,320
Fifth Third Bancorp	76	02/20/26	USD	50.00	USD	356	4,560
Goldman Sachs Group, Inc.	2	02/20/26	USD	865.00	USD	176	9,205
Rockwell Automation, Inc.	7	02/20/26	USD	410.00	USD	272	7,630
Tesla, Inc.	10	02/20/26	USD	480.00	USD	450	21,125
Vertiv Holdings Co., Class A	13	02/20/26	USD	200.00	USD	211	4,323
Citigroup, Inc.	19	03/20/26	USD	110.00	USD	222	20,092
Delta Air Lines, Inc.	14	03/20/26	USD	75.00	USD	97	4,186
United Airlines Holdings, Inc.	10	03/20/26	USD	120.00	USD	112	6,375
							$ 194,954
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Up-and-in	Morgan Stanley & Co. International PLC	01/21/26	JPY	158.00	JPY	160.25	USD	1,725	$ 461
USD Currency	One Touch	Bank of America N.A.	01/22/26	INR	87.00	INR	87.00	USD	8	44
USD Currency	One Touch	Morgan Stanley & Co. International PLC	01/27/26	CAD	1.36	CAD	1.36	USD	151	36,320
USD Currency	One Touch	Morgan Stanley & Co. International PLC	01/28/26	INR	87.00	INR	87.00	USD	5	38
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
EUR Currency	One Touch	Bank of America N.A.	02/05/26	CZK	23.85	CZK	23.85	EUR	108	$ 8,069
USD Currency	One Touch	Bank of America N.A.	02/05/26	CZK	20.00	CZK	20.00	USD	95	8,242
CNH Currency	One Touch	Standard Chartered Bank	02/10/26	INR	11.90	INR	11.90	CNH	252	16
USD Currency	One Touch	Bank of America N.A.	02/27/26	INR	88.15	INR	88.15	USD	176	11,570
										$ 64,760
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Deutsche Bank AG	—	01/08/26	USD	0.67	AUD	2,511	$ 2,721
EUR Currency	Societe Generale	—	01/08/26	HUF	388.00	EUR	539	878
EUR Currency	Deutsche Bank AG	—	01/16/26	USD	1.18	EUR	1,186	4,269
USD Currency	Barclays Bank PLC	—	02/06/26	BRL	5.55	USD	1,893	28,702
GBP Currency	JPMorgan Chase Bank N.A.	—	02/13/26	USD	1.34	GBP	271	3,457
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	1,972	72,510
KOSPI 200 Index	BNP Paribas SA	230,000	06/11/26	KRW	647.10	KRW	139,375	3,927
								116,464
Put
USD Currency	Goldman Sachs International	—	01/09/26	MXN	18.30	USD	533	8,574
EUR Currency	BNP Paribas SA	—	01/12/26	USD	1.13	EUR	4,991	53
EUR Currency	Morgan Stanley & Co. International PLC	—	01/14/26	USD	1.17	EUR	765	1,562
USD Currency	UBS AG	—	01/23/26	TRY	44.00	USD	266	3,346
USD Currency	Barclays Bank PLC	—	02/26/26	BRL	5.25	USD	7,171	16,788
								30,323
								$ 146,787
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/30	5.00%	iTraxx.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	01/21/26	—	EUR 2.88	EUR	1,100	$ 682

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/07/36	1-day SOFR, 3.87%	Annual	3.57%	Annual	Deutsche Bank AG	02/05/26	3.57%	USD	7,512	$ 8,913
30-Year Interest Rate Swap, 02/07/56	1-day SOFR, 3.87%	Annual	3.77%	Annual	Deutsche Bank AG	02/05/26	3.77	USD	5,002	2,893
10-Year Interest Rate Swap, 02/08/36	1-day SOFR, 3.87%	Annual	3.45%	Annual	JPMorgan Chase Bank N.A.	02/06/26	3.45	USD	5,469	2,638
5-Year Interest Rate Swap, 02/08/31	1-day SOFR, 3.87%	Annual	3.15%	Annual	JPMorgan Chase Bank N.A.	02/06/26	3.15	USD	8,709	4,614
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.87%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55	USD	19,093	43,014
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.87%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00	USD	95,289	99,416
1-Year Interest Rate Swap, 12/17/27	3-mo. KRW CDC, 2.81%	Quarterly	2.85%	Quarterly	Citibank N.A.	12/15/26	2.85	KRW	5,932,300	6,361
										$ 167,849
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	80	01/02/26	USD	621.00	USD	4,914	$ (1,691)
SPDR S&P 500 ETF Trust	101	01/02/26	USD	698.00	USD	6,887	—
SPDR S&P 500 ETF Trust	200	01/09/26	USD	701.00	USD	13,638	(1,293)
iShares iBoxx $ High Yield Corporate Bond ETF	808	01/16/26	USD	81.00	USD	6,515	(6,218)
iShares iBoxx $ Investment Grade Corporate Bond ETF	538	01/16/26	USD	112.00	USD	5,928	(2,438)
iShares Russell 2000 ETF	50	01/16/26	USD	270.00	USD	1,231	(163)
Vistra Corp.	14	01/16/26	USD	250.00	USD	226	(70)
Alphabet, Inc., Class C	10	02/20/26	USD	345.00	USD	314	(5,625)
Delta Air Lines, Inc.	40	02/20/26	USD	80.00	USD	278	(3,640)
Euro Stoxx Banks	40	02/20/26	EUR	270.00	EUR	527	(15,160)
iShares iBoxx $ High Yield Corporate Bond ETF	2,001	02/20/26	USD	82.00	USD	16,134	(3,714)
iShares iBoxx $ High Yield Corporate Bond ETF	964	02/20/26	USD	81.00	USD	7,773	(25,741)
iShares iBoxx $ Investment Grade Corporate Bond ETF	539	02/20/26	USD	112.00	USD	5,939	(12,730)
Tesla, Inc.	10	02/20/26	USD	560.00	USD	450	(6,350)
Vertiv Holdings Co., Class A	13	02/20/26	USD	250.00	USD	211	(1,216)
							(86,049)
Put
Boeing Co.	4	01/16/26	USD	185.00	USD	87	(64)
Carrier Global Corp.	44	01/16/26	USD	50.00	USD	232	(1,210)
iShares iBoxx $ High Yield Corporate Bond ETF	1,109	01/16/26	USD	79.00	USD	8,942	(3,272)
Vistra Corp.	14	01/16/26	USD	150.00	USD	226	(2,198)
Walt Disney Co.	9	01/16/26	USD	100.00	USD	102	(23)
Amazon.com, Inc.	14	02/20/26	USD	215.00	USD	323	(7,070)
Fifth Third Bancorp	76	02/20/26	USD	43.00	USD	356	(4,180)
Goldman Sachs Group, Inc.	2	02/20/26	USD	770.00	USD	176	(1,135)
iShares iBoxx $ High Yield Corporate Bond ETF	539	02/20/26	USD	78.00	USD	4,346	(7,432)
Rockwell Automation, Inc.	7	02/20/26	USD	330.00	USD	272	(1,225)
Tesla, Inc.	10	02/20/26	USD	360.00	USD	450	(4,525)
Vertiv Holdings Co., Class A	13	02/20/26	USD	140.00	USD	211	(6,500)
Citigroup, Inc.	19	03/20/26	USD	95.00	USD	222	(1,719)
Delta Air Lines, Inc.	14	03/20/26	USD	60.00	USD	97	(2,219)
United Airlines Holdings, Inc.	10	03/20/26	USD	85.00	USD	112	(1,325)
							(44,097)
							$ (130,146)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Societe Generale	—	01/08/26	HUF	395.00	EUR	769	$ (197)
USD Currency	Citibank N.A.	—	01/16/26	CLP	940.00	USD	449	(284)
USD Currency	Citibank N.A.	—	01/16/26	CLP	940.00	USD	178	(112)
USD Currency	UBS AG	—	01/23/26	TRY	46.00	USD	133	(486)
USD Currency	Barclays Bank PLC	—	02/06/26	BRL	5.75	USD	2,838	(17,383)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	2,024	(31,260)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	890	(13,746)
KOSPI 200 Index	BNP Paribas SA	230,000	06/11/26	KRW	735.34	KRW	139,375	(1,167)
KOSPI 200 Index	BNP Paribas SA	230,000	06/11/26	KRW	823.58	KRW	139,375	(332)
								(64,967)
Put
EUR Currency	Bank of America N.A.	—	01/12/26	USD	1.13	EUR	4,991	(53)
USD Currency	Citibank N.A.	—	01/16/26	CLP	920.00	USD	449	(10,918)
USD Currency	Citibank N.A.	—	01/16/26	CLP	920.00	USD	178	(4,328)
GBP Currency	JPMorgan Chase Bank N.A.	—	02/13/26	USD	1.31	GBP	271	(608)
USD Currency	Standard Chartered Bank	—	02/25/26	IDR	16,250.00	USD	7,157	(6,362)
USD Currency	Bank of America N.A.	—	02/26/26	MXN	17.95	USD	7,171	(53,497)
USD Currency	Bank of America N.A.	—	02/26/26	ZAR	16.70	USD	7,157	(115,864)
USD Currency	Morgan Stanley & Co. International PLC	—	02/26/26	BRL	5.25	USD	7,171	(16,788)
USD Currency	Bank of America N.A.	—	03/12/26	ZAR	16.35	USD	2,378	(17,961)
USD Currency	Bank of America N.A.	—	03/12/26	MXN	17.65	USD	2,373	(7,725)
USD Currency	Bank of America N.A.	—	03/12/26	BRL	5.25	USD	2,372	(7,430)
USD Currency	Bank of America N.A.	—	03/12/26	IDR	16,325.00	USD	2,372	(4,387)
								(245,921)
								$ (310,888)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	01/21/26	NR	EUR 3.25	EUR	1,571	$ (437)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/19/36	3.60%	Annual	1-day SOFR, 3.87%	Annual	JPMorgan Chase Bank N.A.	02/17/26	3.60%	USD	9,992	$ (22,415)
10-Year Interest Rate Swap, 02/20/36	3.40%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	02/18/26	3.40	USD	15,077	(9,484)
10-Year Interest Rate Swap, 02/27/36	3.25%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	02/25/26	3.25	USD	4,792	(1,621)
5-Year Interest Rate Swap, 02/27/31	2.90%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	02/25/26	2.90	USD	8,922	(2,629)
30-Year Interest Rate Swap, 03/06/56	4.20%	Annual	1-day SONIA, 3.73%	Annual	Goldman Sachs International	03/04/26	4.20	GBP	6,090	(52,545)
10-Year Interest Rate Swap, 03/13/36	3.50%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	03/11/26	3.50	USD	15,003	(31,645)
10-Year Interest Rate Swap, 04/30/36	3.27%	Annual	1-day SOFR, 3.87%	Annual	Bank of America N.A.	04/28/26	3.27	USD	14,262	(24,415)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.87%	Annual	Bank of America N.A.	04/30/26	3.25%	USD	19,093	$ (12,810)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	06/08/26	2.50	USD	95,289	(31,259)
1-Year Interest Rate Swap, 12/17/27	2.45%	Quarterly	3-mo. KRW CDC, 2.81%	Quarterly	Citibank N.A.	12/15/26	2.45	KRW	5,932,300	(2,627)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	12/16/26	3.20	USD	7,515	(44,731)
										(236,181)
Put
10-Year Interest Rate Swap, 02/04/36	1-day SOFR, 3.87%	Annual	3.96%	Annual	Bank of America N.A.	02/02/26	3.96	USD	13,584	(25,751)
30-Year Interest Rate Swap, 02/04/56	1-day SOFR, 3.87%	Annual	4.30%	Annual	Goldman Sachs International	02/02/26	4.30	USD	6,007	(26,559)
10-Year Interest Rate Swap, 02/19/36	1-day SOFR, 3.87%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	02/17/26	4.00	USD	9,992	(23,511)
2-Year Interest Rate Swap, 02/22/28	1-day SOFR, 3.87%	Annual	3.58%	Annual	Bank of America N.A.	02/20/26	3.58	USD	34,518	(6,881)
10-Year Interest Rate Swap, 04/25/36	6-mo. EURIBOR, 2.11%	Semi-Annual	2.94%	Annual	JPMorgan Chase Bank N.A.	04/23/26	2.94	EUR	7,505	(113,612)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR, 3.87%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	04/23/26	4.00	USD	17,679	(123,132)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.87%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	95,289	(61,391)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.87%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	7,515	(55,532)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.87%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	100,304	(271,573)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.87%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	40,122	(187,732)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.87%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	60,622	(161,969)
										(1,057,643)
										$ (1,293,824)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	6,725	$ (543,951)	$ (441,105)	$ (102,846)
CDX.EM.44.V1	1.00	Quarterly	12/20/30	USD	380	3,980	7,947	(3,967)
CDX.NA.HY.45.V1	5.00	Quarterly	12/20/30	USD	4,591	(357,259)	(326,959)	(30,300)
Federative Republic of Brazil	1.00	Quarterly	12/20/30	USD	1,867	(32,288)	41,744	(74,032)
iTraxx.Asia.XJ.IG.44.V1	1.00	Quarterly	12/20/30	USD	165	(2,676)	(2,483)	(193)
iTraxx.EUR.44.V1	1.00	Quarterly	12/20/30	EUR	721	(19,786)	(17,617)	(2,169)
iTraxx.FINSR.44.V1	1.00	Quarterly	12/20/30	EUR	2,265	(57,547)	(50,379)	(7,168)
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	EUR	263	(34,608)	(30,595)	(4,013)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/30	USD	192	2,785	(2,552)	5,337
Republic of Colombia	1.00	Quarterly	12/20/30	USD	192	(9,165)	8,304	(17,469)
Republic of Korea	1.00	Quarterly	12/20/30	USD	350	12,431	(12,828)	25,259
Republic of Turkey	1.00	Quarterly	12/20/30	USD	261	(11,932)	20,970	(32,902)
United Mexican States	1.00	Quarterly	12/20/30	USD	1,052	4,499	2,565	1,934
						$ (1,045,517)	$ (802,988)	$ (242,529)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B-	USD	787	$ 60,974	$ 32,122	$ 28,852
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB	USD	1,750	39,613	30,457	9,156
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB	EUR	2,922	81,812	56,738	25,074
Republic of Chile	1.00	Quarterly	12/20/30	A	USD	204	(5,282)	4,567	(9,849)
							$ 177,117	$ 123,884	$ 53,233

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 24,594	$ 11	$ 24,583
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.84%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	01/09/26	MXN	6,126	$ (174)	$ —	$ (174)
9.31%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	01/09/26	MXN	48,461	(4,342)	1	(4,343)
3.68%	At Termination	1-day FEDL, 3.64%	At Termination	N/A	01/28/26	USD	69,525	(3,226)	42	(3,268)
3.79%	At Termination	1-day FEDL, 3.64%	At Termination	N/A	01/28/26	USD	139,351	(27,530)	85	(27,615)
1-day TIIEFONDEO, 7.30%	Monthly	7.79%	Monthly	N/A	02/25/26	MXN	10,935	724	1	723
1-day TIIEFONDEO, 7.30%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	112,439	14,227	1	14,226
0.28%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/09/26	JPY	1	—	—	—
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	01/28/26 (a)	03/18/26	USD	140,889	(807)	162	(969)
1-day FEDL, 3.64%	At Termination	3.59%	At Termination	01/28/26 (a)	03/18/26	USD	138,406	(513)	159	(672)
1-day FEDL, 3.64%	At Termination	3.62%	At Termination	01/28/26 (a)	03/18/26	USD	80,230	2,412	92	2,320
8.02%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/26/26	ZAR	33,027	(6,050)	—	(6,050)
1-day SOFR, 3.87%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	172,868	40	172,828
1-day SOFR, 3.87%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	52,260	10	52,250
1-day SOFR, 3.87%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(16,986)	17	(17,003)
1-day SOFR, 3.87%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	61,290	22	61,268
8.15%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	05/07/26	ZAR	68,580	(26,970)	3	(26,973)
1-day SOFR, 3.87%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	114,570	21	114,549
1-day TIIEFONDEO, 7.30%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	29,665	4,536	—	4,536
1-day TIIEFONDEO, 7.30%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	4,291	660	—	660
1-day TIIEFONDEO, 7.30%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	13,638	2,246	1	2,245
1-day TIIEFONDEO, 7.30%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	1,973	353	—	353
7.97%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	06/06/26	ZAR	16,986	(6,416)	1	(6,417)
7.73%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	06/19/26	MXN	100,648	(21,168)	4	(21,172)
1-day TIIEFONDEO, 7.30%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	1,266	252	—	252
1-day SOFR, 3.87%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	54,187	14	54,173
1-day TIIEFONDEO, 7.30%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	2,683	459	—	459
1-day TIIEFONDEO, 7.30%	Monthly	7.33%	Monthly	N/A	08/21/26	MXN	4,513	578	—	578
1-day TIIEFONDEO, 7.30%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	2,676	330	—	330
4.02%	At Termination	1-day SONIA, 3.73%	At Termination	N/A	09/16/26	GBP	35,000	(133,216)	(56,131)	(77,085)
4.19%	Quarterly	3-mo. WIBOR, 3.99%	Quarterly	N/A	09/17/26	PLN	1,048	(3,735)	1	(3,736)
4.21%	Annual	3-mo. WIBOR, 3.99%	Quarterly	N/A	09/17/26	PLN	3,816	(13,803)	2	(13,805)
4.21%	Annual	3-mo. WIBOR, 3.99%	Quarterly	N/A	09/17/26	PLN	1,768	(6,419)	77	(6,496)
4.22%	Annual	3-mo. WIBOR, 3.99%	Quarterly	N/A	09/17/26	PLN	1,051	(3,845)	1	(3,846)
4.31%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/26	PLN	1,754	(641)	1	(642)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.43%	Annual	3-mo. WIBOR, 3.99%	Quarterly	N/A	09/17/26	PLN	496	$ (2,090)	$ —	$ (2,090)
4.46%	Annual	3-mo. WIBOR, 3.99%	Semi-Annual	N/A	09/17/26	PLN	1,770	(7,334)	1	(7,335)
6.81%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,630	(1,892)	3	(1,895)
6.81%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	12,233	(1,133)	1	(1,134)
6.86%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	12,266	(1,397)	1	(1,398)
6.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	44,524	(6,731)	6	(6,737)
6.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	5,786	(871)	116	(987)
7.03%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,653	(3,909)	3	(3,912)
7.06%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,469	(4,113)	3	(4,116)
5.16%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/19/26	PLN	4,577	(12,521)	2	(12,523)
5.24%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/19/26	PLN	6,665	(19,646)	3	(19,649)
1-day SOFR, 3.87%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	8,267	46,850	12	46,838
1-day TIIEFONDEO, 7.30%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	2,687	876	1	875
1-day TIIEFONDEO, 7.30%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	18,572	21,327	1	21,326
13.88%	At Termination	1-day BZDIOVER, 0.06%	At Termination	N/A	01/04/27	BRL	21,569	1,730	18	1,712
5.13%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	03/19/27	PLN	6,048	(71,908)	3	(71,911)
5.14%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	03/19/27	PLN	10,081	(120,553)	6	(120,559)
6-mo. BUBOR, 6.39%	Semi-Annual	6.04%	Annual	N/A	03/19/27	HUF	27,331	(197)	—	(197)
1-day MIBOR, 5.67%	Semi-Annual	6.15%	Semi-Annual	N/A	03/19/27	INR	514,125	58,605	28	58,577
6-mo. BUBOR, 6.39%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	188,929	19,891	1	19,890
7.25%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/19/27	ZAR	16,416	(9,268)	2	(9,270)
3-mo. KRW CDC, 2.81%	Quarterly	2.63%	Quarterly	06/17/26 (a)	06/17/27	KRW	1,519,809	(2,353)	3	(2,356)
3-mo. KRW CDC, 2.81%	Quarterly	2.64%	Quarterly	06/17/26 (a)	06/17/27	KRW	1,537,514	(2,254)	3	(2,257)
3-mo. KRW CDC, 2.81%	Quarterly	2.71%	Quarterly	06/17/26 (a)	06/17/27	KRW	3,587,077	(3,580)	8	(3,588)
3-mo. KRW CDC, 2.81%	Quarterly	2.81%	Quarterly	06/17/26 (a)	06/17/27	KRW	1,195,226	(350)	3	(353)
3-mo. PRIBOR, 3.52%	Quarterly	3.62%	Annual	09/16/26 (a)	09/16/27	CZK	3,374	196	—	196
3.97%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	5,167	(4,990)	6	(4,996)
3.99%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	1,420	(1,523)	2	(1,525)
3.99%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	2,394	(3,783)	—	(3,783)
4.03%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	1,423	(1,831)	2	(1,833)
4.05%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	2,376	(3,275)	2	(3,277)
4.18%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	671	(1,401)	1	(1,402)
4.27%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	09/17/27	PLN	2,397	(6,154)	2	(6,156)
6-mo. BUBOR, 6.39%	Semi-Annual	5.68%	Annual	N/A	09/17/27	HUF	357,768	(7,994)	4	(7,998)
6-mo. BUBOR, 6.39%	Semi-Annual	5.76%	Annual	N/A	09/17/27	HUF	436,000	(7,747)	5	(7,752)
6-mo. BUBOR, 6.39%	Semi-Annual	5.94%	Annual	N/A	09/17/27	HUF	164,477	(1,139)	2	(1,141)
6-mo. BUBOR, 6.39%	Semi-Annual	6.02%	Annual	N/A	09/17/27	HUF	138,623	(362)	2	(364)
6-mo. BUBOR, 6.39%	Semi-Annual	6.09%	Annual	N/A	09/17/27	HUF	165,772	250	2	248
6-mo. BUBOR, 6.39%	Semi-Annual	6.10%	Annual	N/A	09/17/27	HUF	46,490	91	1	90
6-mo. BUBOR, 6.39%	Semi-Annual	6.11%	Annual	N/A	09/17/27	HUF	98,299	220	1	219
6-mo. BUBOR, 6.39%	Semi-Annual	6.20%	Annual	N/A	09/17/27	HUF	98,559	757	1	756
6.72%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,355	(1,473)	1	(1,474)
6.72%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	2,582	(865)	1	(866)
6.79%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	2,589	(1,053)	1	(1,054)
6.93%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	1,221	(670)	37	(707)
6.99%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	9,398	(5,724)	2	(5,726)
7.02%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,359	(2,768)	1	(2,769)
7.08%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,321	(3,024)	1	(3,025)
1-day SOFR, 3.87%	Annual	3.92%	Annual	N/A	11/03/27	USD	2,064	21,987	9	21,978
1-day SOFR, 3.87%	Annual	3.95%	Annual	N/A	11/03/27	USD	2,064	23,191	9	23,182
1-day SOFR, 3.87%	Annual	3.99%	Annual	N/A	11/03/27	USD	4,128	49,191	17	49,174
1-day SOFR, 3.87%	Annual	4.07%	Annual	N/A	11/03/27	USD	20,964	284,525	87	284,438
1-day SOFR, 3.87%	Annual	3.95%	Annual	N/A	11/06/27	USD	63,560	717,583	267	717,316
1-day SOFR, 3.87%	Annual	3.86%	Annual	N/A	11/10/27	USD	8,552	82,700	36	82,664
3-mo. KRW CDC, 2.81%	Semi-Annual	2.86%	Semi-Annual	11/25/26 (a)	11/25/27	KRW	138,282,470	(155,150)	307	(155,457)
1-day SOFR, 3.87%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	47,229	19,385	85	19,300
1-day MIBOR, 5.67%	At Termination	5.59%	At Termination	12/16/26 (a)	12/16/27	INR	317,972	(2,923)	12	(2,935)
1-day MIBOR, 5.67%	At Termination	5.60%	At Termination	12/16/26 (a)	12/16/27	INR	159,092	(2,528)	6	(2,534)
4.02%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	12/17/27	PLN	1,381	(3,370)	2	(3,372)
6-mo. BUBOR, 6.39%	Semi-Annual	6.15%	Annual	N/A	12/17/27	HUF	95,611	1,084	1	1,083
1-day SOFR, 3.87%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	38,486	48	38,438
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.45%	Annual	1-day SOFR, 3.87%	Annual	N/A	01/26/28	USD	10,280	$ (28,974)	$ 44	$ (29,018)
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	01/26/28	USD	10,280	137,780	44	137,736
3.27%	Annual	1-day SOFR, 3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	4,742	45	4,697
1-day SOFR, 3.87%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	116,559	46	116,513
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	7,240	1,838	7	1,831
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	128,133	(4)	128,137
1-day SOFR, 3.87%	Annual	3.50%	Annual	N/A	08/20/28	USD	30,150	57,235	204	57,031
3-mo. KRW CDC, 2.81%	Quarterly	2.36%	Quarterly	N/A	09/17/28	KRW	682,494	(8,081)	3	(8,084)
3-mo. KRW CDC, 2.81%	Quarterly	2.37%	Quarterly	N/A	09/17/28	KRW	608,530	(7,126)	3	(7,129)
3-mo. KRW CDC, 2.81%	Quarterly	2.39%	Quarterly	N/A	09/17/28	KRW	1,216,549	(13,842)	6	(13,848)
3-mo. KRW CDC, 2.81%	Quarterly	2.40%	Quarterly	N/A	09/17/28	KRW	3,517,922	(39,213)	17	(39,230)
3-mo. KRW CDC, 2.81%	Quarterly	2.40%	Quarterly	N/A	09/17/28	KRW	5,207,973	(57,715)	25	(57,740)
3-mo. KRW CDC, 2.81%	Quarterly	2.41%	Quarterly	N/A	09/17/28	KRW	2,061,697	(22,581)	10	(22,591)
3-mo. KRW CDC, 2.81%	Quarterly	2.41%	Quarterly	N/A	09/17/28	KRW	135,634	(1,493)	—	(1,493)
3-mo. KRW CDC, 2.81%	Quarterly	2.44%	Quarterly	N/A	09/17/28	KRW	542,826	(5,614)	3	(5,617)
3-mo. KRW CDC, 2.81%	Quarterly	2.48%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	(16,193)	8	(16,201)
3-mo. KRW CDC, 2.81%	Quarterly	2.50%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,007,617	(14,433)	11	(14,444)
3-mo. KRW CDC, 2.81%	Quarterly	2.51%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,364,453	(15,879)	12	(15,891)
3-mo. KRW CDC, 2.81%	Quarterly	2.53%	Quarterly	09/17/27 (a)	09/17/28	KRW	3,293,135	(15,195)	12	(15,207)
1-day SOFR, 3.87%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	397,159	75	397,084
1-day SOFR, 3.87%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	(5,707)	41	(5,748)
1-day TIIEFONDEO, 7.30%	Monthly	7.96%	Monthly	12/17/27 (a)	12/15/28	MXN	10,323	285	1	284
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.59%	Quarterly	N/A	12/17/28	CNY	24,797	6,144	23	6,121
3-mo. KRW CDC, 2.81%	Quarterly	2.57%	Quarterly	N/A	12/17/28	KRW	612,415	(5,557)	3	(5,560)
1-day BZDIOVER, 0.06%	At Termination	12.86%	At Termination	N/A	01/02/29	BRL	549	(785)	—	(785)
1-day BZDIOVER, 0.06%	At Termination	13.01%	At Termination	N/A	01/02/29	BRL	10,552	(14,269)	18	(14,287)
1-day BZDIOVER, 0.06%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	864	(942)	1	(943)
1-day BZDIOVER, 0.06%	At Termination	13.14%	At Termination	N/A	01/02/29	BRL	5,332	(4,123)	9	(4,132)
1-day BZDIOVER, 0.06%	At Termination	13.24%	At Termination	N/A	01/02/29	BRL	1,457	(495)	2	(497)
1-day BZDIOVER, 0.06%	At Termination	13.39%	At Termination	N/A	01/02/29	BRL	1,722	1,537	3	1,534
6-mo. EURIBOR, 2.11%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	267,325	45	267,280
1-day SOFR, 3.87%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	348,313	223	348,090
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	513,744	183	513,561
1-day SOFR, 3.87%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	324,114	104	324,010
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	463,101	164	462,937
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	231,511	81	231,430
6-mo. EURIBOR, 2.11%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	259,728	51	259,677
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	470,724	165	470,559
6-mo. EURIBOR, 2.11%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	175,077	40	175,037
3.81%	Annual	1-day SONIA, 3.73%	Annual	N/A	10/25/29	GBP	12,500	(129,412)	(269)	(129,143)
7.90%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	10/31/29	ZAR	35,000	(106,271)	9	(106,280)
1-day TIIEFONDEO, 7.30%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	1,222	468	1	467
1-day TIIEFONDEO, 7.30%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	111,543	312,096	41	312,055
7.78%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	12/14/29	MXN	1,261	(478)	1	(479)
8.97%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	12/14/29	MXN	15,180	(40,728)	7	(40,735)
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,330	106,262	181	106,081
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/20/30	GBP	5,129	86,751	149	86,602
6-mo. EURIBOR, 2.11%	Semi-Annual	2.18%	Annual	N/A	01/31/30	EUR	153	(1,479)	10	(1,489)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	269	(2,453)	45	(2,498)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.21%	Annual	N/A	01/31/30	EUR	75	(756)	(38)	(718)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.29%	Annual	N/A	01/31/30	EUR	160	(1,284)	(14)	(1,270)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	337	3,909	79	3,830
6-mo. EURIBOR, 2.11%	Semi-Annual	2.63%	Annual	N/A	01/31/30	EUR	580	8,853	11,372	(2,519)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.18%	Annual	N/A	02/03/30	EUR	113	(1,067)	—	(1,067)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.29%	Annual	N/A	02/03/30	EUR	269	(2,246)	15	(2,261)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.33%	Annual	N/A	02/03/30	EUR	159	(1,041)	152	(1,193)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.33%	Annual	N/A	02/03/30	EUR	155	(1,010)	(85)	(925)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	676	8,429	1,386	7,043
7.80%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	02/07/30	MXN	1,387	(526)	1	(527)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.65%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	02/07/30	MXN	9,589	$ (20,028)	$ 5	$ (20,033)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	17,731	3,772	8	3,764
6-mo. PRIBOR, 3.54%	Semi-Annual	3.60%	Annual	N/A	03/19/30	CZK	2,565	(765)	1	(766)
6-mo. BUBOR, 6.39%	Semi-Annual	6.15%	Annual	N/A	03/19/30	HUF	10,937	140	—	140
6-mo. BUBOR, 6.39%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	75,604	11,655	2	11,653
7.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/19/30	ZAR	50,774	(162,824)	24	(162,848)
1-day MIBOR, 5.67%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	84,433	6,907	11	6,896
7.73%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	05/06/30	MXN	5,490	(1,004)	3	(1,007)
7.82%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	05/06/30	MXN	794	(296)	—	(296)
7.77%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	05/27/30	MXN	2,569	(694)	1	(695)
7.82%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	05/27/30	MXN	372	(140)	—	(140)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,614	(4,902)	16	(4,918)
1-day TIIEFONDEO, 7.30%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	11,784	4,306	6	4,300
1-day TIIEFONDEO, 7.30%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	1,705	613	1	612
6-mo. PRIBOR, 3.54%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	4,762	1,844	2	1,842
6-mo. PRIBOR, 3.54%	Semi-Annual	3.62%	Annual	N/A	06/18/30	CZK	1,723	155	1	154
6-mo. PRIBOR, 3.54%	Semi-Annual	3.66%	Annual	N/A	06/18/30	CZK	7,149	4,402	758	3,644
7.77%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	06/21/30	MXN	238	(61)	—	(61)
1-day TIIEFONDEO, 7.30%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	7,855	1,148	4	1,144
1-day TIIEFONDEO, 7.30%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	3,829	31	2	29
1-day TIIEFONDEO, 7.30%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	64,624	3,338	30	3,308
1-day TIIEFONDEO, 7.30%	Monthly	7.54%	Monthly	N/A	08/16/30	MXN	6,440	(1,842)	3	(1,845)
1-day TIIEFONDEO, 7.30%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	3,819	(1,366)	2	(1,368)
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.45%	Quarterly	N/A	09/17/30	CNY	23,016	(20,167)	36	(20,203)
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.56%	Quarterly	N/A	09/17/30	CNY	1,070	(149)	2	(151)
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.62%	Quarterly	N/A	09/17/30	CNY	1,200	310	2	308
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.63%	Quarterly	N/A	09/17/30	CNY	2,139	677	3	674
6-mo. PRIBOR, 3.54%	Semi-Annual	3.39%	Annual	N/A	09/17/30	CZK	7,802	(6,864)	4	(6,868)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.41%	Annual	N/A	09/17/30	CZK	16,970	(14,488)	9	(14,497)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.55%	Annual	N/A	09/17/30	CZK	31,903	(16,811)	15	(16,826)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.62%	Annual	N/A	09/17/30	CZK	3,162	(1,200)	2	(1,202)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.64%	Annual	N/A	09/17/30	CZK	7,000	(2,306)	4	(2,310)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.68%	Annual	N/A	09/17/30	CZK	20,054	(4,877)	9	(4,886)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	11,276	(2,205)	5	(2,210)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	6,686	(1,285)	3	(1,288)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	6,704	394	4	390
6-mo. WIBOR, 3.87%	Semi-Annual	4.04%	Annual	N/A	09/17/30	PLN	2,858	8,055	8	8,047
6-mo. WIBOR, 3.87%	Semi-Annual	4.05%	Annual	N/A	09/17/30	PLN	539	1,648	2	1,646
6-mo. WIBOR, 3.87%	Semi-Annual	4.05%	Annual	N/A	09/17/30	PLN	909	2,988	—	2,988
6-mo. WIBOR, 3.87%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	1,059	4,450	3	4,447
6-mo. WIBOR, 3.87%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	540	2,204	2	2,202
6-mo. BUBOR, 6.39%	Semi-Annual	5.96%	Annual	N/A	09/17/30	HUF	43,283	(773)	1	(774)
6-mo. BUBOR, 6.39%	Semi-Annual	6.16%	Annual	N/A	09/17/30	HUF	19,899	154	1	153
6-mo. BUBOR, 6.39%	Semi-Annual	6.17%	Annual	N/A	09/17/30	HUF	20,055	181	1	180
6-mo. BUBOR, 6.39%	Semi-Annual	6.21%	Annual	N/A	09/17/30	HUF	17,517	262	1	261
6-mo. BUBOR, 6.39%	Semi-Annual	6.22%	Annual	N/A	09/17/30	HUF	9,140	142	—	142
6-mo. BUBOR, 6.39%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	11,924	271	—	271
7.11%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	9,334	(12,392)	6	(12,398)
7.11%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	5,535	(7,330)	4	(7,334)
7.22%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	6,827	(10,859)	4	(10,863)
7.37%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	3,220	(6,323)	333	(6,656)
7.49%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	11,495	(26,161)	7	(26,168)
7.60%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	17,902	(45,336)	10	(45,346)
7.63%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	11,393	(29,749)	7	(29,756)
1-day TIIEFONDEO, 7.30%	Monthly	7.29%	Monthly	N/A	10/03/30	MXN	3,714	(3,311)	2	(3,313)
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	198,450	(15,969)	312	(16,281)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 2.20%	Quarterly	1.65%	Quarterly	N/A	12/17/30	CNY	1,077	$ 411	$ 2	$ 409
3-mo. KRW CDC, 2.81%	Quarterly	2.91%	Quarterly	N/A	12/17/30	KRW	3,540,807	(26,633)	27	(26,660)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.90%	Annual	N/A	12/17/30	CZK	10,045	1,850	5	1,845
6-mo. PRIBOR, 3.54%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	84,854	16,969	45	16,924
4.08%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	12/17/30	PLN	3,877	(16,118)	12	(16,130)
4.08%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	12/17/30	PLN	3,936	(16,461)	12	(16,473)
4.10%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	N/A	12/17/30	PLN	3,936	(17,198)	12	(17,210)
6-mo. BUBOR, 6.39%	Semi-Annual	6.23%	Annual	N/A	12/17/30	HUF	11,567	212	—	212
7.04%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	5,384	(5,963)	4	(5,967)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.75%	Annual	N/A	12/19/30	CZK	20,575	(3,335)	6	(3,341)
1.62%	Quarterly	China Fixing Repo Rates 7-day, 2.20%	Quarterly	03/18/26 (a)	03/18/31	CNY	9,410	(1,797)	15	(1,812)
0.02%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,486,818	111	1,486,707
1-day ESTR, 2,502.55%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(53,651)	40	(53,691)
1-day SOFR, 3.87%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(163,596)	53	(163,649)
3.24%	Annual	1-day SOFR, 3.87%	Annual	N/A	08/09/33	USD	5,937	186,788	85	186,703
1-day SOFR, 3.87%	Annual	3.75%	Annual	N/A	08/09/33	USD	8,716	39,285	113	39,172
1-day SOFR, 3.87%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	220,366	169	220,197
1-day SOFR, 3.87%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(219,836)	236	(220,072)
4.40%	Annual	1-day SOFR, 3.87%	Annual	N/A	11/01/33	USD	5,329	(269,064)	72	(269,136)
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	76,500	54	76,446
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	55,180	39	55,141
3.62%	Annual	1-day SOFR, 3.87%	Annual	10/09/29 (a)	10/09/34	USD	10,760	180,104	101	180,003
1-day SOFR, 3.87%	Annual	3.66%	Annual	N/A	10/10/34	USD	1	(5)	—	(5)
9.11%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	N/A	11/08/34	MXN	9,670	(34,983)	8	(34,991)
1-day SOFR, 3.87%	Annual	3.75%	Annual	N/A	07/09/35	USD	7,031	(28,403)	109	(28,512)
1-day TIIEFONDEO, 7.30%	Monthly	8.12%	Monthly	N/A	09/05/35	MXN	80,000	(10,625)	67	(10,692)
1.35%	Quarterly	1-day THOR, 1.25%	Quarterly	N/A	09/17/35	THB	3,217	2,193	2,301	(108)
1-day THOR, 1.25%	Quarterly	1.38%	Quarterly	N/A	09/17/35	THB	2,953	(1,796)	2	(1,798)
1-day THOR, 1.25%	Quarterly	1.43%	Quarterly	N/A	09/17/35	THB	169	(74)	—	(74)
1-day THOR, 1.25%	Quarterly	1.44%	Quarterly	N/A	09/17/35	THB	95	(39)	—	(39)
1-day TIIEFONDEO, 7.30%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	15,706	5,691	14	5,677
6-mo. BBSW, 4.12%	Semi-Annual	4.97%	Semi-Annual	12/18/30 (a)	12/18/35	AUD	1,880	(7,646)	17	(7,663)
3.46%	Annual	1-day SOFR, 3.87%	Annual	12/15/26 (a)	12/15/36	USD	2,071	76,013	34	75,979
3.65%	Annual	1-day SOFR, 3.87%	Annual	N/A	11/03/53	USD	5,310	478,187	165	478,022
1-day SOFR, 3.87%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,310	(167,124)	165	(167,289)
Tokyo Overnight Average Rate, 0.73%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(395,167)	53	(395,220)
Tokyo Overnight Average Rate, 0.73%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(394,946)	54	(395,000)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	6,090	(6,281)	184	(6,465)
								$ 5,591,434	$ (33,343)	$ 5,624,777

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	1.00%	Quarterly	Bank of America N.A.	12/20/27	USD	35	$ 2,919	$ 5,971	$ (3,052)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(5,344)	12,710	(18,054)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(3,134)	4,889	(8,023)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(1,051)	1,639	(2,690)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(1,158)	1,898	(3,056)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(2,147)	2,292	(4,439)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,352)	1,707	(3,059)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(12,881)	10,797	(23,678)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing, Co.	1.00%	Quarterly	Deutsche Bank AG	12/20/28	USD	300	$ (4,685)	$ (907)	$ (3,778)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(4,989)	2,585	(7,574)
							$ (33,822)	$ 43,581	$ (77,403)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	151	$ 5,634	$ 3,652	$ 1,982
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	4,705	2,208	2,497
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	B-	EUR	387	23,313	31,385	(8,072)
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	B	EUR	387	63,543	62,463	1,080
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	53	(6,732)	(907)	(5,825)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	60	(7,673)	(920)	(6,753)
								$ 82,790	$ 97,881	$ (15,091)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.06%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	$ (791)	$ —	$ (791)
1-day BZDIOVER, 0.06%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,465)	—	(1,465)
1-day BZDIOVER, 0.06%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(18)	—	(18)
10.97%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	92,723	—	92,723
11.57%	At Termination	1-day BZDIOVER, 0.06%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	3,560	30,763	—	30,763
1-day BZDIOVER, 0.06%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,390)	—	(1,390)
1-day BZDIOVER, 0.06%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,627	(5,057)	—	(5,057)
1-day BZDIOVER, 0.06%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	2,967	(913)	—	(913)
1-day BZDIOVER, 0.06%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,838	3,326	—	3,326
1-day BZDIOVER, 0.06%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	568	—	568
15.41%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(20,509)	—	(20,509)
1-day BZDIOVER, 0.06%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	6,671	(125,023)	—	(125,023)
1-day BZDIOVER, 0.06%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(41)	—	(41)
1-day BZDIOVER, 0.06%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(47)	—	(47)
4.44%	At Termination	1-day CLP Interbank Rate, 26,035.82%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/16/27	CLP	286,106	(61)	—	(61)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,035.82%	Semi-Annual	Bank of America N.A.	N/A	12/17/27	CLP	1,315,876	$ (252)	$ —	$ (252)
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,035.82%	Semi-Annual	Goldman Sachs International	N/A	12/17/27	CLP	3,343,692	(641)	—	(641)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	1,436,069	(10,519)	—	(10,519)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	3,338,822	(24,456)	—	(24,456)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	1,425,554	(10,037)	—	(10,037)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	3,314,370	(23,336)	—	(23,336)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	6,580,248	(41,039)	—	(41,039)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	2,830,252	(17,651)	—	(17,651)
1-day BZDIOVER, 0.06%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(81,009)	—	(81,009)
1-day BZDIOVER, 0.06%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,383	(8,819)	—	(8,819)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	30,000	(68,496)	—	(68,496)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,057	(13,730)	—	(13,730)
1-day BZDIOVER, 0.06%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,937	(8,925)	—	(8,925)
1-day BZDIOVER, 0.06%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	15,813	(24,581)	—	(24,581)
1-day BZDIOVER, 0.06%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,233	(3,618)	—	(3,618)
1-day BZDIOVER, 0.06%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	409	(154)	—	(154)
1-day BZDIOVER, 0.06%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,222	(702)	—	(702)
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	867	67	—	67
1-day BZDIOVER, 0.06%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,167	(1,486)	—	(1,486)
1-day BZDIOVER, 0.06%	At Termination	13.35%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,120	(444)	—	(444)
1-day BZDIOVER, 0.06%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	1,459	386	—	386
1-day BZDIOVER, 0.06%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	562	104	—	104
1-day BZDIOVER, 0.06%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,135	10,651	—	10,651
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	797,285	9,798	—	9,798
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	1,851,953	22,760	—	22,760
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	794,948	9,364	—	9,364
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	1,846,522	21,751	—	21,751
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	3,621,182	38,960	—	38,960

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	1,558,958	$ 16,773	$ —	$ 16,773
1-day BZDIOVER, 0.06%	At Termination	13.04%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	2,735	(10,298)	—	(10,298)
1-day CLP Interbank Rate, 26,035.82%	Quarterly	5.64%	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/18/35	CLP	79,300	(101)	—	(101)
									$ (247,615)	$ —	$ (247,615)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 228,623	$ (941,059)	$ 9,292,504	$ (3,832,440)	$ —
OTC Swaps	144,196	(2,734)	263,553	(603,662)	—
Options Written	N/A	(2,294,997)	789,086	(229,384)	(1,735,295)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 113,992	$ —	$ 531,075	$ —	$ 645,067
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	6,063,934	—	—	6,063,934
Options purchased Investments at value — unaffiliated(b)	—	682	198,881	207,620	167,849	—	575,032
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	95,612	—	—	9,172,309	24,583	9,292,504
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	149,755	—	—	257,994	—	407,749
	$ —	$ 246,049	$ 312,873	$ 6,271,554	$ 10,129,227	$ 24,583	$ 16,984,286
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 795,967	$ —	$ 795,967
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,643,594	—	—	5,643,594
Options written Options written at value	—	437	131,645	309,389	1,293,824	—	1,735,295
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$ —	$ 284,908	$ —	$ —	$ 3,547,532	$ —	$ 3,832,440
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	100,787	—	—	505,609	—	606,396
	$ —	$ 386,132	$ 131,645	$ 5,952,983	$ 6,142,932	$ —	$ 12,613,692

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 917,837	$ —	$ (10,803,476)	$ —	$ (9,885,639)
Forward foreign currency exchange contracts	—	—	—	(16,959,951)	—	—	(16,959,951)
Options purchased(a)	—	(105,810)	(1,614,763)	(2,171,373)	(1,711,855)	—	(5,603,801)
Options written	—	42,888	1,060,073	1,239,221	3,948,752	—	6,290,934
Swaps	—	(143,562)	—	—	(7,862,061)	—	(8,005,623)
	$ —	$ (206,484)	$ 363,147	$ (17,892,103)	$ (16,428,640)	$ —	$ (34,164,080)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 191,872	$ —	$ (5,357,973)	$ —	$ (5,166,101)
Forward foreign currency exchange contracts	—	—	—	901,792	—	—	901,792
Options purchased(b)	—	(5,737)	77,012	(22,134)	103,643	—	152,784
Options written	—	4,725	205,206	(43,505)	443,658	—	610,084
Swaps	—	(183,938)	—	—	18,100,271	3,423	17,919,756
	$ —	$ (184,950)	$ 474,090	$ 836,153	$ 13,289,599	$ 3,423	$ 14,418,315

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$241,053,162
Average notional value of contracts — short	527,236,663
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	588,855,070
Average amounts sold — in USD	603,121,780
Options:
Average value of option contracts purchased	596,190
Average value of option contracts written	508,215
Average notional value of swaption contracts purchased	103,102,053
Average notional value of swaption contracts written	513,275,294
Credit default swaps:
Average notional value — buy protection	15,593,582
Average notional value — sell protection	9,654,119
Interest rate swaps:
Average notional value — pays fixed rate	278,327,239
Average notional value — receives fixed rate	1,191,510,353
Inflation swaps:
Average notional value — receives fixed rate	616,387
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 523,804	$ 110,342
Forward foreign currency exchange contracts	6,063,934	5,643,594
Options	575,032 (a)	1,735,295
Swaps — centrally cleared	—	392,388
Swaps — OTC(b)	407,749	606,396
Total derivative assets and liabilities in the Statements of Assets and Liabilities	7,570,519	8,488,015
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(718,758)	(632,876)
Total derivative assets and liabilities subject to an MNA	$ 6,851,761	$ 7,855,139

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 1,602,720	$ (414,830)	$ —	$ —	$ 1,187,890
Barclays Bank PLC	546,763	(546,763)	—	—	—
BNP Paribas SA	71,109	(71,109)	—	—	—
Canadian Imperial Bank of Commerce	338,963	(430)	—	—	338,533
Citibank N.A.	574,082	(574,082)	—	—	—
Commonwealth Bank of Australia	12,932	—	—	—	12,932
Deutsche Bank AG	188,072	(188,072)	—	—	—
Goldman Sachs International	401,536	(401,536)	—	—	—
HSBC Bank PLC	101,618	(101,618)	—	—	—
JPMorgan Chase Bank N.A.	184,500	(184,500)	—	—	—
Morgan Stanley & Co. International PLC	309,793	(309,793)	—	—	—
Natwest Markets PLC	112,391	(112,391)	—	—	—
Nomura International PLC	18,326	(3,582)	—	—	14,744
Royal Bank of Canada	3,038	(777)	—	—	2,261
Societe Generale	1,048,467	(27,800)	—	—	1,020,667
Standard Chartered Bank	398,213	(19,807)	—	—	378,406
State Street Bank and Trust Co.	285,684	(285,684)	—	—	—
The Bank of New York Mellon	41,599	—	—	—	41,599
Toronto-Dominion Bank	18,552	(18,552)	—	—	—
UBS AG	491,685	(177,205)	—	—	314,480
Wells Fargo Bank N.A.	95,322	(69,093)	—	—	26,229
Westpac Banking Corp.	6,396	—	—	—	6,396
	$ 6,851,761	$ (3,507,624)	$ —	$ —	$ 3,344,137

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 414,830	$ (414,830)	$ —	$ —	$ —
Barclays Bank PLC	651,825	(546,763)	—	—	105,062
BNP Paribas SA	279,209	(71,109)	—	—	208,100
Canadian Imperial Bank of Commerce	430	(430)	—	—	—
Citibank N.A.	1,261,348	(574,082)	—	(256,000)	431,266
Deutsche Bank AG	416,325	(188,072)	—	—	228,253
Goldman Sachs International	927,518	(401,536)	—	(422,000)	103,982
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
HSBC Bank PLC	$ 128,080	$ (101,618)	$ —	$ —	$ 26,462
JPMorgan Chase Bank N.A.	1,034,239	(184,500)	—	(299,000)	550,739
Morgan Stanley & Co. International PLC	1,507,423	(309,793)	—	—	1,197,630
Natwest Markets PLC	153,620	(112,391)	—	—	41,229
Nomura International PLC	3,582	(3,582)	—	—	—
Royal Bank of Canada	777	(777)	—	—	—
Societe Generale	27,800	(27,800)	—	—	—
Standard Chartered Bank	19,807	(19,807)	—	—	—
State Street Bank and Trust Co.	745,017	(285,684)	—	—	459,333
Toronto-Dominion Bank	37,011	(18,552)	—	—	18,459
UBS AG	177,205	(177,205)	—	—	—
Wells Fargo Bank N.A.	69,093	(69,093)	—	—	—
	$ 7,855,139	$ (3,507,624)	$ —	$ (977,000)	$ 3,370,515

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 84,060,552	$ —	$ 84,060,552
Common Stocks
Canada	107,797	—	—	107,797
Chile	—	—	23,667	23,667
China	154,789	225,621	—	380,410
France	—	9,105	—	9,105
Italy	—	360,155	—	360,155
Spain	—	207,416	—	207,416
United Kingdom	178,491	—	—	178,491
United States	8,236,295	2,667	1,767,722	10,006,684
Corporate Bonds	—	246,144,737	14,550,294	260,695,031
Floating Rate Loan Interests	—	15,923,307	5,053,587	20,976,894
Foreign Agency Obligations	—	233,071,354	—	233,071,354
Grantor Trust	1,901,347	—	—	1,901,347
Investment Companies	26,589,393	—	—	26,589,393
Municipal Bonds	—	1,575,947	—	1,575,947
Non-Agency Mortgage-Backed Securities	—	119,894,433	2,430,309	122,324,742
Preferred Securities
Capital Trusts	—	10,438,071	—	10,438,071
Preferred Stocks	117,402	—	7,077,998	7,195,400
U.S. Government Sponsored Agency Securities	—	292,268,752	—	292,268,752
Warrants
United States	1,867	62	298,551	300,480
Venezuela	—	4,500	—	4,500

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Foreign Agency Obligations	$ —	$ 7,984,750	$ —	$ 7,984,750
Money Market Funds	4,278,715	—	—	4,278,715
Options Purchased
Credit Contracts	—	682	—	682
Equity Contracts	194,954	3,927	—	198,881
Foreign Currency Exchange Contracts	—	207,620	—	207,620
Interest Rate Contracts	—	167,849	—	167,849
Unfunded Floating Rate Loan Interests(a)	—	—	987	987
Liabilities
Investments
TBA Sale Commitments	—	(86,230,393)	—	(86,230,393)
Unfunded Floating Rate Loan Interests(a)	—	—	(3,960)	(3,960)
	$ 41,761,050	$ 926,321,114	$ 31,199,155	$ 999,281,319
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 101,171	$ —	$ 101,171
Equity Contracts	109,727	4,265	—	113,992
Foreign Currency Exchange Contracts	—	6,063,934	—	6,063,934
Interest Rate Contracts	531,075	9,430,303	—	9,961,378
Other Contracts	—	24,583	—	24,583
Liabilities
Credit Contracts	—	(383,398)	—	(383,398)
Equity Contracts	(130,146)	(1,499)	—	(131,645)
Foreign Currency Exchange Contracts	—	(5,952,983)	—	(5,952,983)
Interest Rate Contracts	(795,967)	(5,346,965)	—	(6,142,932)
	$ (285,311)	$ 3,939,411	$ —	$ 3,654,100

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded FloatingRate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2024	$ 1,358,458	$ 9,398,057	$ 623,814	$ 4,929,660	$ 1,861,345	$ 5,274,813	$ (6,427)
Transfers into Level 3(b)	—	—	—	—	—	—	—
Transfers out of Level 3(c)	—	—	—	(314,110)	—	—	—
Accrued discounts/premiums	—	37,614	349	10,849	40,865	—	—
Net realized gain (loss)	—	(120,456)	(422)	(52,756)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(d)	253,911	(971,326)	(24,669)	(126,219)	45,779	1,981,611	3,454
Purchases	399,886	9,142,675	2,931	2,634,172	673,008	1,180,519	—
Sales	(220,866)	(2,936,270)	(602,003)	(2,028,009)	(190,688)	(1,358,945)	—
Closing balance, as of December 31, 2025	$ 1,791,389	$ 14,550,294	$ —	$ 5,053,587	$ 2,430,309	$ 7,077,998	$ (2,973)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(d)	$ 253,911	$ (851,222)	$ (2,174)	$ (105,499)	$ 45,779	$ 1,975,009	$ (2,164)

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 196,655	$ 23,636,375
Transfers into Level 3(b)	129,056	129,056
Transfers out of Level 3(c)	—	(314,110)
Accrued discounts/premiums	—	89,677
Net realized gain (loss)	—	(173,634)
Net change in unrealized appreciation (depreciation)(a)(d)	(27,160)	1,135,381
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
December 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

	Warrants	Total
Purchases	$ —	$ 14,033,191
Sales	—	(7,336,781)
Closing balance, as of December 31, 2025	$ 298,551	$ 31,199,155
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(d)	$ (27,150)	$ 1,286,490

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $6,328,570.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$1,767,722	Market	EBITDA Multiple	10.00x - 42.67x	30.82x
			Revenue Multiple	16.50x	—
		Income	Discount Rate	15%	—

Corporate Bonds	11,462,174	Income	Discount Rate	7%- 16%	12%
		Market	Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	4,308,666	Income	Discount Rate	9%- 21%	12%
		Market	Revenue Multiple	0.63x	—

Preferred Stocks	7,033,477	Market	Revenue Multiple	5.40x - 52.50x	33.56x
			Time to Exit	1.0 - 3.0 years	2.9 years
			Volatility	48% - 75%	50%
			Market Adjustment Multiple	0.20x	—
		Income	Discount Rate	10% - 15%	13%

Warrants	298,547	Market	Revenue Multiple	8.75x - 10.50x	10.17x
			Volatility	55%	—
			Time to Exit	5.2 years	—

	$24,870,585

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2024-A, Class 1C, 6.16%, 02/15/29	$5,230	$ 5,236,389
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,178,845
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,645,741
Series 2024-B, Class C, 5.06%, 09/15/29	4,500	4,505,671
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,516,178
Series 2024-X1, Class C, 6.57%, 05/15/29	2,004	2,005,386
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,904,203
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,151,754
Series 2025-X1, Class B, 5.19%, 04/15/30	8,600	8,624,062
Series 2025-X1, Class C, 5.34%, 04/15/30	4,775	4,791,022
Series 2025-X1, Class D, 6.11%, 04/15/30	8,000	8,071,282
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,519,002
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,434,293
Series 2025-2A, Class C, 5.26%, 07/15/33	8,100	8,155,308
Series 2025-2A, Class D, 5.60%, 07/15/33	3,750	3,775,884
Series 2025-3A, Class D, 5.09%, 10/16/34	7,500	7,490,730
Avant Loans Funding Trust(a)
Series 2024-REV1, Class A, 5.92%, 10/15/33	4,850	4,893,325
Series 2025-REV1, Class C, 6.06%, 05/15/34	2,110	2,125,440
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	192	188,145
NetCredit Combined Receivables LLC(a)
Series 2023-A, Class A, 7.78%, 12/20/27	2,621	2,623,808
Series 2024-A, Class A, 7.43%, 10/21/30	87	86,788
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,067,741
Series 2025-A, Class A, 7.29%, 10/20/31	6,749	6,888,837
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	492,926
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)	8,000	8,052,914
Total Asset-Backed Securities — 1.4% (Cost: $112,831,540)		113,425,674

	Shares
Common Stocks
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(b)	723	410,613
BWX Technologies, Inc.	1,524	263,408
Carpenter Technology Corp.	844	265,725
Curtiss-Wright Corp.	518	285,558
General Dynamics Corp.	1,814	610,701
General Electric Co.	5,474	1,686,156
HEICO Corp.	1,174	379,895
Howmet Aerospace, Inc.	2,795	573,031
Huntington Ingalls Industries, Inc.	810	275,457
Kratos Defense & Security Solutions, Inc.(b)	3,403	258,322
L3Harris Technologies, Inc.	25,816	7,578,803
Loar Holdings, Inc.(b)	3,327	226,236
Lockheed Martin Corp.	19,209	9,290,817
Northrop Grumman Corp.	1,010	575,912
RTX Corp.	7,308	1,340,287
Security	Shares	Value
Aerospace & Defense (continued)
TransDigm Group, Inc.	406	$ 539,919
Woodward, Inc.	941	284,483
		24,845,323
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1,750	281,330
Expeditors International of Washington, Inc.	1,963	292,507
		573,837
Automobile Components — 0.0%
Gentex Corp.	9,503	221,135
Automobiles — 0.1%
Tesla, Inc.(b)	12,064	5,425,422
Beverages — 0.1%
Coca-Cola Co.	22,441	1,568,850
Constellation Brands, Inc., Class A	2,264	312,342
Keurig Dr. Pepper, Inc.	13,541	379,283
Monster Beverage Corp.(b)	6,958	533,470
PepsiCo, Inc.	61,017	8,757,160
		11,551,105
Biotechnology — 0.4%
AbbVie, Inc.	34,337	7,845,661
ADMA Biologics, Inc.(b)	11,653	212,550
Alnylam Pharmaceuticals, Inc.(b)	1,044	415,146
Amgen, Inc.	22,888	7,491,471
BioMarin Pharmaceutical, Inc.(b)	4,433	263,453
Exelixis, Inc.(b)	5,612	245,974
Gilead Sciences, Inc.	70,397	8,640,528
Incyte Corp.(b)	2,775	274,087
Insmed, Inc.(b)	1,897	330,154
Natera, Inc.(b)	1,459	334,242
Neurocrine Biosciences, Inc.(b)	1,807	256,287
Protagonist Therapeutics, Inc.(b)	2,546	222,368
Regeneron Pharmaceuticals, Inc.	726	560,377
Roivant Sciences Ltd.(b)	11,951	259,337
United Therapeutics Corp.(b)	595	289,914
Vertex Pharmaceuticals, Inc.(b)	1,601	725,829
		28,367,378
Broadline Retail — 0.1%
Amazon.com, Inc.(b)	23,143	5,341,867
Building Products — 0.0%
Allegion PLC	1,605	255,548
Armstrong World Industries, Inc.	1,222	233,524
CSW Industrials, Inc.	810	237,759
Lennox International, Inc.	561	272,410
Masco Corp.	3,995	253,523
Simpson Manufacturing Co., Inc.	1,351	218,146
Trane Technologies PLC	1,468	571,346
Zurn Elkay Water Solutions Corp.	4,848	225,384
		2,267,640
Capital Markets — 0.0%
FactSet Research Systems, Inc.	876	254,206
LPL Financial Holdings, Inc.	930	332,168
Moody’s Corp.	1,197	611,488
MSCI, Inc., Class A	690	395,874
S&P Global, Inc.	1,798	939,617
		2,533,353
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 0.0%
Corteva, Inc.	6,105	$ 409,218
Ecolab, Inc.	2,000	525,040
Linde PLC	2,562	1,092,411
NewMarket Corp.	309	212,363
RPM International, Inc.	2,407	250,328
Sensient Technologies Corp.	2,206	207,254
Sherwin-Williams Co.	1,690	547,611
		3,244,225
Commercial Services & Supplies — 0.0%
Casella Waste Systems, Inc., Class A(b)	2,328	228,004
Cintas Corp.	2,896	544,651
Clean Harbors, Inc.(b)	1,108	259,804
Copart, Inc.(b)	9,325	365,074
GFL Environmental, Inc.	5,966	256,240
Republic Services, Inc.	2,306	488,710
Rollins, Inc.	5,419	325,248
Veralto Corp.	3,082	307,522
Waste Connections, Inc.	2,262	396,664
Waste Management, Inc.	2,721	597,831
		3,769,748
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	7,319	959,009
Cisco Systems, Inc.	122,413	9,429,473
Motorola Solutions, Inc.	1,288	493,716
		10,882,198
Construction & Engineering — 0.0%
API Group Corp.(b)	6,908	264,300
Comfort Systems USA, Inc.	362	337,851
Dycom Industries, Inc.(b)	692	233,827
EMCOR Group, Inc.	524	320,578
Ferrovial SE	6,290	406,397
Quanta Services, Inc.	1,096	462,578
Stantec, Inc.	2,526	238,353
Valmont Industries, Inc.	570	229,322
		2,493,206
Construction Materials — 0.0%
CRH PLC	4,672	583,066
Eagle Materials, Inc.	1,035	213,914
Martin Marietta Materials, Inc.	591	367,992
Vulcan Materials Co.	1,283	365,937
		1,530,909
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc., Class A	17,898	307,309
BJ’s Wholesale Club Holdings, Inc.(b)	2,676	240,920
Casey’s General Stores, Inc.	505	279,119
Costco Wholesale Corp.	2,221	1,915,257
Dollar General Corp.	15,405	2,045,322
Kroger Co.	125,395	7,834,680
Performance Food Group Co.(b)	2,761	248,269
Sysco Corp.	80,831	5,956,436
U.S. Foods Holding Corp.(b)	3,482	262,264
Walmart, Inc.	38,636	4,304,437
		23,394,013
Containers & Packaging — 0.0%
AptarGroup, Inc.	1,874	228,553
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	1,500	$ 272,820
Packaging Corp. of America	1,384	285,422
		786,795
Distributors — 0.1%
Genuine Parts Co.	34,293	4,216,667
LKQ Corp.	18,508	558,942
		4,775,609
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(b)	1,349	224,352
H&R Block, Inc.	142,054	6,190,714
		6,415,066
Diversified REITs — 0.1%
WP Carey, Inc.	118,723	7,641,012
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	352,350	8,752,374
TELUS Corp.	22,786	300,092
Verizon Communications, Inc.	23,891	973,080
		10,025,546
Electric Utilities — 0.7%
Alliant Energy Corp.	4,019	261,275
American Electric Power Co., Inc.	68,976	7,953,623
Duke Energy Corp.	71,800	8,415,678
Emera, Inc.	5,374	264,616
Entergy Corp.	4,101	379,055
Evergy, Inc.	36,884	2,673,721
Exelon Corp.	168,518	7,345,700
FirstEnergy Corp.	174,791	7,825,393
Fortis, Inc./Canada	6,058	314,653
IDACORP, Inc.	11,277	1,427,217
NextEra Energy, Inc.	11,786	946,180
OGE Energy Corp.	75,902	3,241,015
Pinnacle West Capital Corp.	17,992	1,595,890
PPL Corp.	8,831	309,262
Southern Co.	97,052	8,462,934
Xcel Energy, Inc.	14,610	1,079,095
		52,495,307
Electrical Equipment — 0.0%
AMETEK, Inc.	2,060	422,939
Eaton Corp. PLC	2,365	753,276
Hubbell, Inc.	711	315,762
nVent Electric PLC	2,577	262,777
Rockwell Automation, Inc.	1,007	391,793
		2,146,547
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., Class A	7,046	952,196
Badger Meter, Inc.	1,239	216,094
Corning, Inc.	6,360	556,882
Teledyne Technologies, Inc.(b)	615	314,099
		2,039,271
Entertainment — 0.1%
Madison Square Garden Sports Corp., Class A(b)	988	255,546
Netflix, Inc.(b)	20,978	1,966,897
Spotify Technology SA(b)	1,274	739,825
TKO Group Holdings, Inc., Class A	1,872	391,248
Walt Disney Co.	9,970	1,134,287
		4,487,803

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(b)	10,288	$ 5,171,263
Jack Henry & Associates, Inc.	1,465	267,333
Mastercard, Inc., Class A	4,463	2,547,838
Visa, Inc., Class A	9,459	3,317,366
YEOMAN CAP SA(b)(c)	195,536	1,694,730
		12,998,530
Food Products — 0.5%
General Mills, Inc.	177,693	8,262,724
Hershey Co.	30,388	5,530,008
Hormel Foods Corp.	350,136	8,298,223
Ingredion, Inc.	2,119	233,641
Kraft Heinz Co.	13,074	317,045
McCormick & Co., Inc.	4,136	281,703
Mondelez International, Inc., Class A	150,417	8,096,947
Post Holdings, Inc.(b)	2,143	212,264
The Campbell’s Co.	114,872	3,201,483
Tyson Foods, Inc., Class A	50,742	2,974,496
		37,408,534
Gas Utilities — 0.0%
Atmos Energy Corp.	6,128	1,027,237
National Fuel Gas Co.	2,853	228,411
ONE Gas, Inc.	887	68,521
		1,324,169
Ground Transportation — 0.1%
Canadian National Railway Co.	5,029	497,117
Canadian Pacific Kansas City Ltd.	6,896	507,752
CSX Corp.	14,139	512,539
Old Dominion Freight Line, Inc.	2,409	377,731
Uber Technologies, Inc.(b)	11,974	978,396
Union Pacific Corp.	8,326	1,925,970
		4,799,505
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	72,586	9,094,300
Alcon AG	4,739	373,481
Becton Dickinson & Co.	3,981	772,593
Boston Scientific Corp.(b)	8,578	817,912
Edwards Lifesciences Corp.(b)	4,757	405,534
Glaukos Corp.(b)	2,084	235,304
Globus Medical, Inc., Class A(b)	2,880	251,453
IDEXX Laboratories, Inc.(b)	624	422,155
Intuitive Surgical, Inc.(b)	1,951	1,104,968
Medtronic PLC	85,246	8,188,731
Merit Medical Systems, Inc.(b)	2,496	219,997
Penumbra, Inc.(b)	840	261,164
ResMed, Inc.	1,461	351,911
STERIS PLC	1,180	299,154
Stryker Corp.	2,264	795,728
		23,594,385
Health Care Providers & Services — 0.2%
Chemed Corp.	509	217,781
Cigna Group	14,247	3,921,202
Encompass Health Corp.	2,132	226,290
Ensign Group, Inc.	1,321	230,118
HCA Healthcare, Inc.	1,418	662,008
Security	Shares	Value
Health Care Providers & Services (continued)
Labcorp Holdings, Inc.	1,127	$ 282,742
Quest Diagnostics, Inc.	44,874	7,786,985
		13,327,126
Health Care Technology(b) — 0.0%
Doximity, Inc., Class A	4,795	212,323
Veeva Systems, Inc., Class A	1,559	348,015
		560,338
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.	186	996,092
Chipotle Mexican Grill, Inc.(b)	11,888	439,856
Darden Restaurants, Inc.	34,616	6,370,036
DoorDash, Inc., Class A(b)	2,950	668,116
Hilton Worldwide Holdings, Inc.	1,729	496,655
Marriott International, Inc., Class A	1,866	578,908
McDonald’s Corp.	3,899	1,191,651
Restaurant Brands International, Inc.	4,808	328,050
Texas Roadhouse, Inc.	1,444	239,704
Viking Holdings Ltd.(b)	5,005	357,407
Yum! Brands, Inc.	2,578	390,000
		12,056,475
Household Durables — 0.0%
D.R. Horton, Inc.	2,606	375,342
Garmin Ltd.	1,884	382,169
NVR, Inc.(b)	39	284,418
PulteGroup, Inc.	2,452	287,522
		1,329,451
Household Products — 0.3%
Church & Dwight Co., Inc.	3,426	287,270
Clorox Co.	2,415	243,504
Colgate-Palmolive Co.	83,448	6,594,061
Kimberly-Clark Corp.	67,820	6,842,360
Procter & Gamble Co.	65,703	9,415,897
		23,383,092
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	2,058	227,347
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	3,904	761,631
Insurance — 0.1%
Old Republic International Corp.	141,656	6,465,180
Interactive Media & Services — 0.1%
Alphabet, Inc., Class A	16,678	5,220,214
Meta Platforms, Inc., Class A	8,255	5,449,043
Reddit, Inc., Class A(b)	1,789	411,237
		11,080,494
IT Services — 0.2%
Amdocs Ltd.	107,096	8,622,299
CGI, Inc., Class A	3,215	296,745
Cognizant Technology Solutions Corp., Class A	6,556	544,148
International Business Machines Corp.	29,483	8,733,159
Shopify, Inc., Class A(b)	6,954	1,119,385
VeriSign, Inc.	1,190	289,111
		19,604,847
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2,562	348,611
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	3,816	$ 224,419
Danaher Corp.	4,079	933,765
Mettler-Toledo International, Inc.(b)	227	316,481
Qiagen NV	5,098	229,257
Thermo Fisher Scientific, Inc.	2,035	1,179,181
Waters Corp.(b)	761	289,051
West Pharmaceutical Services, Inc.	1,052	289,447
		3,810,212
Machinery — 0.1%
Allison Transmission Holdings, Inc.	2,583	252,876
Cummins, Inc.	1,022	521,680
Donaldson Co., Inc.	2,744	243,283
Dover Corp.	1,712	334,251
Enpro, Inc.	986	211,132
Federal Signal Corp.	1,994	216,529
Graco, Inc.	3,196	261,976
IDEX Corp.	1,478	262,995
Illinois Tool Works, Inc.	2,161	532,254
Ingersoll Rand, Inc.	4,351	344,686
ITT, Inc.	1,410	244,649
Lincoln Electric Holdings, Inc.	1,073	257,134
Mueller Industries, Inc.	2,297	263,696
Nordson Corp.	1,083	260,386
Otis Worldwide Corp.	4,000	349,400
Parker-Hannifin Corp.	803	705,805
Pentair PLC	2,595	270,243
RBC Bearings, Inc.(b)	600	269,058
Snap-on, Inc.	818	281,883
SPX Technologies, Inc.(b)	1,138	227,668
Watts Water Technologies, Inc., Class A	863	238,205
Westinghouse Air Brake Technologies Corp.	1,729	369,055
Xylem, Inc.	2,493	339,497
		7,258,341
Marine Transportation — 0.0%
Kirby Corp.(b)	2,004	220,801
Media — 0.1%
Comcast Corp., Class A	231,418	6,917,084
Fox Corp., Class A	4,968	363,012
New York Times Co., Class A	3,752	260,464
News Corp., Class A	10,393	271,465
Omnicom Group, Inc.	49,596	4,004,877
		11,816,902
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd.	3,458	586,235
Alamos Gold, Inc., Class A	7,306	281,865
Barrick Mining Corp.	12,612	549,253
Franco-Nevada Corp.	1,854	384,297
Hecla Mining Co.	15,311	293,818
OR Royalties, Inc.	6,401	226,531
Reliance, Inc.	925	267,205
Royal Gold, Inc.	1,347	299,425
		2,888,629
Multi-Utilities — 0.3%
Ameren Corp.	5,759	575,094
CenterPoint Energy, Inc.	7,879	302,081
CMS Energy Corp.	95,395	6,670,972
Consolidated Edison, Inc.	85,571	8,498,912
Dominion Energy, Inc.	6,419	376,089
DTE Energy Co.	2,394	308,778
NiSource, Inc.	6,711	280,252
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	4,684	$ 376,125
Sempra	5,131	453,016
WEC Energy Group, Inc.	76,918	8,111,772
		25,953,091
Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Corp.	297,303	5,289,020
Cameco Corp.	4,299	393,316
Cheniere Energy, Inc.	1,929	374,978
Chevron Corp.	62,833	9,576,378
DT Midstream, Inc.(b)	22,445	2,686,218
Enbridge, Inc.	14,345	686,121
EOG Resources, Inc.	4,501	472,650
Expand Energy Corp.	2,853	314,857
Exxon Mobil Corp.	88,532	10,653,941
Kinder Morgan, Inc.	308,653	8,484,871
Pembina Pipeline Corp.	8,274	314,908
TC Energy Corp.	8,538	469,675
Uranium Energy Corp.(b)	18,857	220,250
Williams Cos., Inc.	137,495	8,264,825
		48,202,008
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd.	3,540	216,329
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	155,137	8,368,090
Corcept Therapeutics, Inc.(b)	3,152	109,690
Eli Lilly & Co.	4,349	4,673,783
Johnson & Johnson	50,520	10,455,114
Merck & Co., Inc.	64,016	6,738,324
Zoetis, Inc., Class A	3,461	435,463
		30,780,464
Professional Services — 0.1%
Automatic Data Processing, Inc.	29,557	7,602,947
ExlService Holdings, Inc.(b)	5,604	237,834
Jacobs Solutions, Inc.	2,002	265,185
Leidos Holdings, Inc.	1,645	296,758
Thomson Reuters Corp.	3,472	457,922
Verisk Analytics, Inc.	1,513	338,443
		9,199,089
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(b)	4,836	325,173
Residential REITs — 0.1%
American Homes 4 Rent, Class A	7,957	255,420
Mid-America Apartment Communities, Inc.	38,288	5,318,586
		5,574,006
Retail REITs — 0.1%
Regency Centers Corp.	113,045	7,803,496
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	4,440	1,141,036
Broadcom, Inc.	13,283	4,597,246
Lam Research Corp.	6,998	1,197,918
MACOM Technology Solutions Holdings, Inc., Class H(b)	1,515	259,489
NVIDIA Corp.	29,189	5,443,748
Teradyne, Inc.	1,830	354,215
		12,993,652
Software — 0.2%
Appfolio, Inc., Class A(b)	993	231,021
Cadence Design Systems, Inc.(b)	1,880	587,650
Descartes Systems Group, Inc.(b)	2,734	239,662

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Fortinet, Inc.(b)	5,736	$ 455,496
Guidewire Software, Inc.(b)	1,309	263,122
Intuit, Inc.	1,538	1,018,802
Manhattan Associates, Inc.(b)	1,342	232,582
Microsoft Corp.	10,889	5,266,138
Palantir Technologies, Inc., Class A(b)	11,778	2,093,540
PTC, Inc.(b)	1,684	293,370
Roper Technologies, Inc.	923	410,855
ServiceNow, Inc.(b)	5,820	891,566
Trimble, Inc.(b)	3,471	271,953
Tyler Technologies, Inc.(b)	612	277,817
		12,533,574
Specialized REITs — 0.2%
CubeSmart	49,143	1,771,605
Public Storage	26,631	6,910,744
VICI Properties, Inc.	279,357	7,855,519
		16,537,868
Specialty Retail — 0.1%
AutoZone, Inc.(b)	127	430,721
Home Depot, Inc.	5,141	1,769,018
Lowe’s Cos., Inc.	3,374	813,674
O’Reilly Automotive, Inc.(b)	5,873	535,676
Ross Stores, Inc.	2,588	466,202
TJX Cos., Inc.	6,310	969,279
Tractor Supply Co.	6,006	300,360
		5,284,930
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	19,075	5,185,730
Tobacco — 0.0%
Altria Group, Inc.	10,887	627,744
Philip Morris International, Inc.	8,320	1,334,528
		1,962,272
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	938	240,850
Fastenal Co.	10,099	405,273
Ferguson Enterprises, Inc.	1,661	369,788
MSC Industrial Direct Co., Inc., Class A	2,445	205,625
Watsco, Inc.	757	255,071
WW Grainger, Inc.	425	428,846
		1,905,453
Water Utilities — 0.1%
American Water Works Co., Inc.	57,063	7,446,722
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., Class B	7,478	282,145
T-Mobile U.S., Inc.	5,977	1,213,570
		1,495,715
Total Common Stocks — 7.5% (Cost: $577,792,966)		605,569,876

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies(a) — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29	$7,670	$ 7,615,936
Omnicom Group, Inc., 2.40%, 03/01/31	430	386,040
		8,001,976
Aerospace & Defense — 0.7%
General Dynamics Corp.
3.50%, 04/01/27	3,532	3,524,096
3.75%, 05/15/28	1,243	1,245,037
Lockheed Martin Corp., 4.75%, 02/15/34	28,270	28,663,017
Moog, Inc., 4.25%, 12/15/27(a)	145	143,610
RTX Corp.
5.75%, 01/15/29	785	821,055
6.00%, 03/15/31	1,530	1,648,042
6.10%, 03/15/34	350	382,933
TransDigm, Inc.(a)
6.75%, 08/15/28	2,730	2,778,092
6.38%, 03/01/29	4,700	4,846,964
6.88%, 12/15/30	4,500	4,709,280
6.38%, 05/31/33	2,495	2,560,187
6.25%, 01/31/34	160	166,029
6.75%, 01/31/34	445	463,549
		51,951,891
Automobile Components(a) — 0.2%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	6,571	6,984,110
IHO Verwaltungs GmbH, (7.75% PIK), 7.75%, 11/15/30(d)	3,194	3,355,854
Phinia, Inc.
6.75%, 04/15/29	1,631	1,688,056
6.63%, 10/15/32	3,594	3,721,389
		15,749,409
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	6,599	6,141,994
Ford Motor Credit Co. LLC, 5.87%, 10/31/35	3,380	3,338,024
General Motors Financial Co., Inc.
2.35%, 02/26/27	14,390	14,100,707
4.20%, 10/27/28	5,760	5,768,194
Honda Motor Co. Ltd.
2.53%, 03/10/27	4,480	4,405,406
4.69%, 07/08/30	9,080	9,193,332
5.34%, 07/08/35	10,460	10,687,819
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	1,457	1,439,874
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	3,014	3,239,513
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26	692	699,616
5.63%, 09/29/28	565	566,592
6.13%, 09/30/30	1,840	1,840,257
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	1,966	2,062,994
7.75%, 07/17/32	4,533	4,814,999
8.13%, 07/17/35	7,142	7,589,249
Toyota Motor Credit Corp., 4.95%, 01/09/30	5,661	5,828,933
		81,717,503
Banks — 2.2%
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(e)(f)	5,600	5,995,410
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26	$2,260	$ 2,218,928
5.72%, 09/25/28	3,110	3,242,493
Deutsche Bank AG, (1-day SOFR + 1.10%), 4.47%, 12/10/31(f)	4,655	4,639,150
Fifth Third Bancorp(f)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	409,339
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,448,508
HSBC Holdings PLC, (1-day SOFR + 1.43%), 5.13%, 11/06/36(f)	5,550	5,565,179
JPMorgan Chase & Co., (1-day SOFR + 1.64%), 5.58%, 07/23/36(f)	10,225	10,577,240
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(f)	21,874	23,731,418
PNC Financial Services Group, Inc.(f)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,802,352
(1-day SOFR + 1.42%), 5.37%, 07/21/36	2,910	2,992,891
(1-day SOFR + 1.60%), 5.40%, 07/23/35	1,197	1,238,120
Royal Bank of Canada
1.20%, 04/27/26	1,495	1,482,380
2.05%, 01/21/27	8,000	7,854,709
5.20%, 08/01/28	1,220	1,257,740
4.95%, 02/01/29	1,840	1,888,722
5.00%, 02/01/33	1,880	1,935,347
(1-day SOFR + 0.83%), 4.97%, 01/24/29(f)	6,940	7,068,563
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(f)	5,259	5,639,201
Toronto-Dominion Bank, 4.69%, 09/15/27	6,755	6,842,933
Truist Financial Corp.(f)
(1-day SOFR + 0.86%), 1.89%, 06/07/29	199	189,060
(1-day SOFR + 1.62%), 5.44%, 01/24/30	4,635	4,798,765
U.S. Bancorp(f)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	12,910	13,417,752
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,525,780
Wells Fargo & Co.(f)
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,724,453
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,750,007
(1-day SOFR + 1.98%), 4.81%, 07/25/28	5,564	5,626,302
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,931
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,881,771
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,799,647
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,796
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	5,840	5,878,591
		175,456,478
Beverages — 0.5%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,926,850
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,760,785
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,602,643
2.88%, 05/01/30	310	291,653
Diageo Capital PLC
2.38%, 10/24/29	405	380,677
2.00%, 04/29/30	2,710	2,477,182
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC (continued)
5.50%, 01/24/33	$18,405	$ 19,380,806
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	2,171	2,112,131
		41,932,727
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/29	1,225	1,223,996
3.35%, 02/22/32	3,035	2,858,090
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,743	6,776,715
Genmab AS(a)
6.25%, 12/15/32	1,010	1,035,095
7.25%, 12/15/33	3,140	3,298,293
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	18,457,905
		33,650,094
Building Materials — 0.5%
Builders FirstSource, Inc.(a)
6.38%, 06/15/32	2,298	2,381,039
6.75%, 05/15/35	3,835	4,009,548
Carlisle Cos., Inc., 5.25%, 09/15/35	1,865	1,903,521
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	17,016,182
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,983,145
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,055	2,096,726
Masco Corp., 3.50%, 11/15/27	2,925	2,895,074
Sisecam U.K. PLC(a)
8.25%, 05/02/29	2,277	2,345,310
8.63%, 05/02/32	5,929	6,151,337
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,552,944
		43,334,826
Building Products — 0.2%
Home Depot, Inc., 2.50%, 04/15/27	150	147,586
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	9,069,373
2.63%, 04/01/31	1,155	1,059,630
QXO Building Products, Inc., 6.75%, 04/30/32(a)	5,629	5,879,033
		16,155,622
Capital Markets — 1.6%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,955,765
5.15%, 05/15/33	7,000	7,269,942
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,885,467
2.88%, 06/15/27	6,210	6,077,200
2.88%, 06/15/28	7,695	7,354,095
ARES Capital Corp., 5.10%, 01/15/31	1,750	1,728,490
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	323,348
(1-day SOFR + 1.15%), 3.99%, 06/13/28(f)	73	73,027
(1-day SOFR + 1.17%), 4.54%, 02/01/29(f)	4,130	4,180,149
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(f)	427	441,301
Blue Owl Finance LLC, 6.25%, 04/18/34	6,150	6,341,849
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,806
5.33%, 01/15/36	6,230	6,238,876
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,113,924
5.88%, 08/24/26	6,560	6,631,802
2.45%, 03/03/27	1,495	1,471,413

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
3.20%, 01/25/28	$129	$ 127,232
2.00%, 03/20/28	13	12,501
1.65%, 03/11/31	84	73,674
2.30%, 05/13/31	394	356,679
1.95%, 12/01/31	3,118	2,730,381
2.90%, 03/03/32	148	135,535
(1-day SOFR + 1.88%), 6.20%, 11/17/29(f)	6,824	7,217,356
(1-day SOFR + 2.21%), 5.64%, 05/19/29(f)	2,734	2,838,151
(1-day SOFR + 2.50%), 5.85%, 05/19/34(f)	2,347	2,514,094
FS KKR Capital Corp.
2.63%, 01/15/27	5,275	5,129,402
3.25%, 07/15/27	2,810	2,712,316
3.13%, 10/12/28	4,080	3,764,858
6.13%, 01/15/30	3,617	3,560,297
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	610,565
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	3,721	3,709,614
10.00%, 11/15/29(a)	6,121	6,116,683
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	1,660	1,732,702
LPL Holdings, Inc., 5.65%, 03/15/35	6,855	7,026,380
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	280	292,494
8.00%, 08/01/33	120	124,764
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	2,960	3,070,207
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,447	5,787,002
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,822,250
		128,606,591
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	1,034,766
Celanese U.S. Holdings LLC
7.00%, 02/15/31	2,265	2,319,051
7.20%, 11/15/33	2,472	2,611,461
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	6,025,320
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,694,641
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,467,032
Perimeter Holdings LLC, 01/15/34(a)(g)	765	759,973
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,858,428
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,261	3,395,795
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,436,874
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,344,190
		39,947,531
Commercial Services & Supplies(a) — 0.5%
ADT Security Corp.
4.13%, 08/01/29	3,000	2,925,951
4.88%, 07/15/32	3,150	3,051,017
5.88%, 10/15/33	1,585	1,604,644
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/30	2,131	2,205,237
8.00%, 02/15/31	2,702	2,776,879
8.38%, 06/15/32	3,496	3,609,957
Belron U.K. Finance PLC, 5.75%, 10/15/29	2,074	2,117,948
Deluxe Corp.
8.00%, 06/01/29	4,390	4,471,465
8.13%, 09/15/29	3,992	4,205,487
FTAI Aviation Investors LLC, 7.88%, 12/01/30	900	957,064
NESCO Holdings II, Inc., 5.50%, 04/15/29	2,530	2,492,194
PROG Holdings, Inc., 6.00%, 11/15/29	2,262	2,235,014
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc., 4.80%, 12/04/35	$2,775	$ 2,766,445
United Rentals North America, Inc., 5.38%, 11/15/33	3,290	3,287,671
Upbound Group, Inc., 6.38%, 02/15/29	3,666	3,611,040
		42,318,013
Communications Equipment — 0.6%
CommScope LLC(a)
8.25%, 03/01/27	7,409	7,466,500
7.13%, 07/01/28	4,010	4,025,747
9.50%, 12/15/31	1,873	1,891,805
Motorola Solutions, Inc.
4.60%, 05/23/29	650	657,802
2.30%, 11/15/30	200	181,642
2.75%, 05/24/31	3,485	3,188,447
5.60%, 06/01/32	11,250	11,830,758
5.40%, 04/15/34	5,765	5,953,169
5.55%, 08/15/35	4,950	5,144,045
Viasat, Inc.(a)
6.50%, 07/15/28	1,629	1,583,790
7.50%, 05/30/31	5,189	4,933,681
		46,857,386
Construction & Engineering(a) — 0.1%
Dycom Industries, Inc., 4.50%, 04/15/29	1,476	1,457,992
IHS Holding Ltd.
7.88%, 05/29/30	4,130	4,246,466
8.25%, 11/29/31	2,338	2,439,048
Tutor Perini Corp., 11.88%, 04/30/29	1,988	2,206,988
		10,350,494
Consumer Discretionary — 0.2%
Automatic Data Processing, Inc., 4.75%, 05/08/32	3,805	3,897,076
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,586,224
2.35%, 01/15/32	5,895	5,191,678
RELX Capital, Inc., 5.25%, 03/27/35	1,090	1,124,988
Williams Scotsman, Inc.(a)
6.63%, 06/15/29	560	578,409
6.63%, 04/15/30	492	508,526
7.38%, 10/01/31	1,528	1,596,290
		17,483,191
Consumer Finance — 1.5%
American Express Co.
4.05%, 05/03/29	3,650	3,661,246
(1-day SOFR + 1.22%), 4.92%, 07/20/33(f)	5,130	5,220,783
(1-day SOFR + 1.93%), 5.63%, 07/28/34(f)	1,440	1,503,910
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(f)	7,670	7,966,597
Capital One Financial Corp.(f)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,627,444
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	66,954
(1-day SOFR + 2.04%), 6.18%, 01/30/36	2,250	2,348,736
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	13,577,568
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,157,952
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	613,716
(1-day SOFR + 2.64%), 6.31%, 06/08/29	2,746	2,881,791
Enova International, Inc.(a)
11.25%, 12/15/28	4,007	4,237,511
9.13%, 08/01/29	1,464	1,558,375
Equifax, Inc., 4.80%, 09/15/29	5,130	5,213,226
EZCORP, Inc., 7.38%, 04/01/32(a)	1,021	1,083,238
Mastercard, Inc.
2.95%, 06/01/29	260	251,848
1.90%, 03/15/31	167	149,825
4.95%, 03/15/32	8,000	8,285,216
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc. (continued)
4.55%, 01/15/35	$4,385	$ 4,384,259
OneMain Finance Corp.
7.88%, 03/15/30	5,379	5,687,281
7.50%, 05/15/31	5,851	6,156,126
7.13%, 11/15/31	1,143	1,193,107
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,774,690
2.50%, 12/01/29	115	108,380
1.25%, 08/15/30	1,905	1,674,566
2.90%, 03/01/32	11,640	10,728,203
SLM Corp., 6.50%, 01/31/30	2,516	2,604,206
Synchrony Financial, 7.25%, 02/02/33	6,319	6,787,941
		123,504,695
Consumer Staples Distribution & Retail — 0.1%
Arko Corp., 5.13%, 11/15/29(a)	1,092	935,419
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,245,459
Kroger Co.
2.20%, 05/01/30	40	36,800
5.00%, 09/15/34	4,110	4,132,705
		6,350,383
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	5,252	4,944,158
Klabin Austria GmbH(a)
3.20%, 01/12/31	3,084	2,769,586
7.00%, 04/03/49	3,987	4,134,838
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)	3,972	4,054,526
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,224,246
		27,127,354
Distributors — 0.1%
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	1,848	1,889,861
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,265,349
		10,155,210
Diversified REITs — 0.8%
American Tower Corp.
5.80%, 11/15/28	3,975	4,149,619
5.00%, 01/31/30	1,215	1,244,102
5.40%, 01/31/35	730	751,432
Crown Castle, Inc.
3.65%, 09/01/27	7,183	7,125,842
3.80%, 02/15/28	1,116	1,107,122
2.10%, 04/01/31	6,112	5,394,108
Equinix, Inc., 1.45%, 05/15/26	3,465	3,433,308
ERP Operating LP, 4.65%, 09/15/34	3,185	3,151,478
GLP Capital LP/GLP Financing II, Inc., 5.25%, 02/15/33	11,500	11,541,653
Iron Mountain, Inc., 5.25%, 03/15/28(a)	1,508	1,511,400
Mid-America Apartments LP, 1.10%, 09/15/26	260	254,830
Millrose Properties, Inc.(a)
6.38%, 08/01/30	3,213	3,287,619
6.25%, 09/15/32	2,394	2,415,506
Prologis LP
4.88%, 06/15/28	1,245	1,274,410
4.75%, 06/15/33	3,435	3,463,988
Rithm Capital Corp.(a)
8.00%, 04/01/29	5,857	6,013,387
8.00%, 07/15/30	1,015	1,038,003
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP, 5.63%, 04/01/35	$6,575	$ 6,714,317
VICI Properties LP/VICI Note Co., Inc.(a)
5.75%, 02/01/27	160	161,796
3.75%, 02/15/27	615	610,932
3.88%, 02/15/29	620	607,948
4.63%, 12/01/29	100	99,805
4.13%, 08/15/30	300	290,906
		65,643,511
Diversified Telecommunication Services — 1.2%
AT&T, Inc.
1.70%, 03/25/26	19,033	18,936,725
2.30%, 06/01/27	1,125	1,099,286
4.35%, 03/01/29	162	162,844
2.75%, 06/01/31	10,350	9,505,360
4.55%, 11/01/32	11,500	11,425,215
Cisco Systems, Inc.
4.95%, 02/24/32	5,450	5,624,663
5.05%, 02/26/34	3,320	3,416,442
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	3,168	3,360,422
EchoStar Corp., 10.75%, 11/30/29	5,255	5,810,985
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,985,573
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	2,500	2,387,500
6.88%, 06/30/33	3,470	3,550,775
7.00%, 03/31/34	1,475	1,520,094
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	597	599,985
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,035,484
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	2,015,552
5.25%, 04/02/35	7,765	7,892,252
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	6,123	6,427,739
		91,756,896
Electric Utilities — 2.6%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,776
5.40%, 06/01/33	125	129,049
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	576,011
AES Corp.
1.38%, 01/15/26	3,584	3,579,847
(5-year CMT + 2.89%), 6.95%, 07/15/55(f)	8,952	8,838,480
Alabama Power Co., 3.05%, 03/15/32	1,465	1,359,455
Ameren Corp., 3.50%, 01/15/31	140	134,636
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,640,758
4.95%, 06/01/33	470	480,146
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	731,972
Series BB, 4.50%, 08/01/32	2,120	2,097,808
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,027,724
Atlantic City Electric Co., 4.00%, 10/15/28	50	50,072
Avangrid, Inc., 3.80%, 06/01/29	100	98,691
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	98,565
3.70%, 07/15/30	5,170	5,083,079
1.65%, 05/15/31	245	213,246
Black Hills Corp., 3.15%, 01/15/27	1,960	1,940,588
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	582,867

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
Series AI, 4.45%, 10/01/32	$1,850	$ 1,842,578
Series AQ, 4.95%, 08/15/35	575	579,096
Commonwealth Edison Co.
2.20%, 03/01/30	170	157,416
4.90%, 02/01/33	665	680,444
5.30%, 06/01/34	3,570	3,718,247
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,826,087
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,987,503
Series 20A, 3.35%, 04/01/30	330	319,571
Dominion Energy, Inc.
4.25%, 06/01/28	165	165,551
Series A, 1.45%, 04/15/26	621	616,374
Series B, 3.60%, 03/15/27	1,300	1,293,618
Series C, 3.38%, 04/01/30	916	883,791
Series C, 2.25%, 08/15/31	1,375	1,223,992
DTE Electric Co., Series C, 2.63%, 03/01/31	390	360,186
DTE Energy Co.
2.85%, 10/01/26	5,000	4,956,619
5.85%, 06/01/34	610	650,448
Series C, 3.40%, 06/15/29	122	118,627
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,171,400
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,246,482
3.40%, 06/15/29	255	248,910
2.55%, 06/15/31	3,870	3,524,015
5.75%, 09/15/33	640	677,714
Duke Energy Florida LLC, 1.75%, 06/15/30	115	103,742
Duke Energy Progress LLC
5.25%, 03/15/33	755	785,127
5.05%, 03/15/35	980	996,450
Entergy Arkansas LLC, 5.30%, 09/15/33	720	749,840
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,226,403
Entergy Mississippi LLC, 5.00%, 09/01/33	920	935,031
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,928
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	921,776
Evergy, Inc., 2.90%, 09/15/29	100	95,290
Eversource Energy
5.13%, 05/15/33	3,070	3,100,582
Series M, 3.30%, 01/15/28	1,000	982,185
Exelon Corp., 5.15%, 03/15/28	2,050	2,094,378
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,786,379
Florida Power & Light Co.
2.45%, 02/03/32	190	171,456
4.70%, 02/15/36	1,340	1,327,262
Georgia Power Co.
3.25%, 03/30/27	50	49,686
4.65%, 05/16/28	3,000	3,046,959
4.70%, 05/15/32	900	912,247
5.50%, 10/01/55	900	874,762
Series B, 2.65%, 09/15/29	700	666,027
Interstate Power and Light Co.
2.30%, 06/01/30	310	284,586
4.95%, 09/30/34	900	896,006
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,360,762
MidAmerican Energy Co., 3.65%, 04/15/29	310	306,323
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,387,060
5.05%, 09/15/28	790	810,529
3.70%, 03/15/29	100	98,754
2.40%, 03/15/30	1,105	1,031,596
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
5.80%, 01/15/33	$2,350	$ 2,519,773
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	646,794
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,335	1,272,145
3.50%, 04/01/29	150	147,017
2.75%, 11/01/29	1,005	957,194
5.30%, 03/15/32	1,405	1,463,307
5.05%, 02/28/33	7,450	7,624,694
Ohio Power Co.
5.00%, 06/01/33	500	506,604
5.65%, 06/01/34	1,295	1,350,363
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,416,124
4.15%, 06/01/32	555	543,072
4.55%, 09/15/32	385	384,686
5.65%, 11/15/33	355	377,077
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,350,000
3.00%, 06/15/28	1,265	1,226,595
4.55%, 07/01/30	35	34,850
2.50%, 02/01/31	1,265	1,138,450
3.25%, 06/01/31	1,750	1,628,354
6.40%, 06/15/33	3,358	3,621,254
PacifiCorp, 5.30%, 02/15/31	725	745,785
PECO Energy Co., 4.90%, 06/15/33	1,510	1,542,610
PG&E Corp.
5.00%, 07/01/28	603	601,330
5.25%, 07/01/30	9,009	8,945,192
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,066,468
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	511,874
4.85%, 02/15/34	2,265	2,288,947
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,142,321
Series 38, 4.10%, 06/01/32	1,370	1,342,054
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	341,055
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,920,544
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,269,448
4.65%, 03/15/33	1,575	1,583,964
5.20%, 08/01/33	740	767,676
4.85%, 08/01/34	270	272,187
Series Q, 5.05%, 03/01/35	4,490	4,587,112
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	97,493
5.45%, 04/01/34	300	309,918
Puget Energy, Inc., 2.38%, 06/15/28	170	162,672
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	237,662
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,448,642
Sempra
3.40%, 02/01/28	50	49,238
3.70%, 04/01/29	350	344,474
5.50%, 08/01/33	640	668,337
Southern Co., 5.20%, 06/15/33	1,320	1,356,205
Southwestern Electric Power Co., 5.30%, 04/01/33	920	945,253
System Energy Resources, Inc., 5.30%, 12/15/34	10,440	10,552,499
Talen Energy Supply LLC(a)
8.63%, 06/01/30	1,862	1,971,400
6.25%, 02/01/34	2,075	2,116,321
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC(a) (continued)
6.50%, 02/01/36	$2,275	$ 2,352,554
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,874,013
Tucson Electric Power Co., 1.50%, 08/01/30	30	26,674
Union Electric Co.
3.50%, 03/15/29	50	49,128
2.95%, 03/15/30	240	228,742
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,564,605
5.30%, 08/15/33	310	321,816
5.15%, 03/15/35	1,670	1,699,161
WEC Energy Group, Inc., 5.60%, 09/12/26	516	521,162
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	166,208
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,112,804
Xcel Energy, Inc.
4.60%, 06/01/32	860	855,289
5.45%, 08/15/33	260	268,374
5.50%, 03/15/34	350	360,892
		205,811,021
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp.
4.75%, 03/30/26	785	786,471
2.80%, 02/15/30	1,000	949,364
4.13%, 11/15/30	8,050	8,007,782
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,712,905
3.25%, 02/15/29	9,100	8,760,963
Honeywell International, Inc., 4.50%, 01/15/34	7,150	7,086,537
Jabil, Inc.
1.70%, 04/15/26	2,580	2,562,058
4.25%, 05/15/27	4,140	4,145,754
5.45%, 02/01/29	3,345	3,453,048
Keysight Technologies, Inc., 4.95%, 10/15/34	2,055	2,069,817
WESCO Distribution, Inc., 6.38%, 03/15/33(a)	1,195	1,247,681
		40,782,380
Energy Equipment & Services(a) — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28	472	472,581
Enerflex, Inc., 6.88%, 01/15/31	1,050	1,073,564
Tidewater, Inc., 9.13%, 07/15/30	2,813	3,018,178
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29	3,184	3,295,794
6.25%, 10/01/33	715	723,573
Viridien, 10.00%, 10/15/30	882	930,053
		9,513,743
Entertainment — 0.0%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	2,575	2,556,550
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
3.95%, 05/15/28	2,485	2,489,182
4.75%, 07/15/30	9,280	9,492,692
Waste Connections, Inc.
4.25%, 12/01/28	4,000	4,027,802
2.60%, 02/01/30	110	103,733
3.20%, 06/01/32	1,390	1,293,596
Waste Management, Inc., 4.95%, 07/03/31	9,985	10,335,623
		27,742,628
Security	Par (000)	Value
Financial Services — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	$13,416	$ 13,389,741
American Express Co., (1-day SOFR + 1.24%), 4.80%, 10/24/36(f)	9,750	9,627,524
Banco Santander SA, (1-year CMT + 0.90%), 1.72%, 09/14/27(f)	2,800	2,752,498
Bank of America Corp.(f)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	14,162,002
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,598,419
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	590,747
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	266,120
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,973,968
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,621,018
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,911,852
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,479,151
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,689,433
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	26,513,301
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,717,644
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,497,257
Bank of Nova Scotia
1.05%, 03/02/26	3,798	3,780,740
1.35%, 06/24/26	14,962	14,784,224
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,210,404
6.88%, 04/15/30	2,595	2,530,520
9.25%, 07/01/31	4,612	4,748,547
7.50%, 07/15/33	970	925,633
Charles Schwab Corp., (1-day SOFR + 0.94%), 4.34%, 11/14/31(f)	5,880	5,871,219
Citigroup, Inc.
4.45%, 09/29/27	240	241,544
(1-day SOFR + 1.14%), 4.64%, 05/07/28(f)	7,590	7,651,612
(1-day SOFR + 1.35%), 3.06%, 01/25/33(f)	18,490	16,938,030
(1-day SOFR + 2.11%), 2.57%, 06/03/31(f)	23,540	21,810,561
Coinbase Global, Inc.(a)
3.38%, 10/01/28	8,250	7,859,311
3.63%, 10/01/31	881	785,474
Credit Acceptance Corp.(a)
9.25%, 12/15/28	3,414	3,568,172
6.63%, 03/15/30	2,356	2,360,647
Goldman Sachs Group, Inc.
2.60%, 02/07/30	3,090	2,903,581
(1-day SOFR + 0.80%), 1.43%, 03/09/27(f)	14,815	14,739,293
(1-day SOFR + 1.25%), 2.38%, 07/21/32(f)	8,880	7,953,031
(1-day SOFR + 1.28%), 2.62%, 04/22/32(f)	1,545	1,408,751
(1-day SOFR + 1.51%), 4.39%, 06/15/27(f)	5,985	5,994,314
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(f)	3,015	2,997,317
HSBC Holdings PLC(f)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	24,179,754
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,926,492
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,461,580
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	2,053,967
Intercontinental Exchange, Inc., 1.85%, 09/15/32	10,687	9,093,151
JPMorgan Chase & Co.(f)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,735,964
(1-day SOFR + 0.80%), 4.92%, 01/24/29	852	867,839
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,318,253
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,106,348
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,676,124

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co.(f) (continued)
(1-day SOFR + 1.46%), 5.29%, 07/22/35	$3,389	$ 3,496,370
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,338,051
(1-day SOFR + 1.99%), 4.85%, 07/25/28	14,675	14,863,669
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,399,157
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,908,327
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	391,214
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	35,113
LD Holdings Group LLC, 6.13%, 04/01/28(a)	5,050	4,698,008
Mitsubishi UFJ Financial Group, Inc.(f)
(1-year CMT + 0.67%), 1.64%, 10/13/27	4,770	4,681,804
(1-year CMT + 0.83%), 2.34%, 01/19/28	485	476,519
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	815,183
Mizuho Financial Group, Inc., (1-year CMT + 0.92%), 4.71%, 07/08/31(f)	8,120	8,224,840
Morgan Stanley
3.95%, 04/23/27	509	508,639
3.59%, 07/22/28(f)	325	322,776
(1-day SOFR + 1.00%), 2.48%, 01/21/28(f)	13	12,786
(1-day SOFR + 1.03%), 1.79%, 02/13/32(f)	19,064	16,742,971
(1-day SOFR + 1.14%), 2.70%, 01/22/31(f)	14,427	13,532,477
(1-day SOFR + 1.18%), 2.24%, 07/21/32(f)	3,212	2,854,145
(1-day SOFR + 1.20%), 2.51%, 10/20/32(f)	19,787	17,746,148
(1-day SOFR + 1.42%), 5.59%, 01/18/36(f)	2,595	2,711,737
(1-day SOFR + 1.45%), 5.17%, 01/16/30(f)	2,005	2,058,266
(1-day SOFR + 1.58%), 5.83%, 04/19/35(f)	4,540	4,824,461
(1-day SOFR + 1.73%), 5.47%, 01/18/35(f)	1,115	1,159,015
(1-day SOFR + 1.87%), 5.25%, 04/21/34(f)	10,910	11,232,514
OneMain Finance Corp., 6.75%, 09/15/33	1,770	1,792,353
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	2,861	3,007,566
5.75%, 09/15/31	4,416	4,437,316
6.88%, 05/15/32	3,551	3,717,524
6.88%, 02/15/33	1,619	1,690,159
6.75%, 02/15/34	385	397,985
Rocket Cos., Inc.(a)
6.50%, 08/01/29	2,890	2,980,711
6.13%, 08/01/30	1,125	1,162,889
6.38%, 08/01/33	1,295	1,350,192
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	4,046	3,842,061
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	5,130	5,132,201
1.40%, 09/17/26	7,800	7,662,960
2.17%, 01/14/27	2,735	2,685,366
5.52%, 01/13/28	5,590	5,757,430
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5,278	5,240,175
UWM Holdings LLC(a)
6.63%, 02/01/30	6,033	6,108,889
6.25%, 03/15/31	1,075	1,073,286
		516,346,325
Food Products — 0.2%
Hershey Co., 4.50%, 05/04/33	7,530	7,554,247
Mondelez International, Inc., 2.63%, 03/17/27	2,070	2,037,036
Security	Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(a)
6.38%, 03/01/33	$3,131	$ 3,162,310
6.25%, 10/15/34	1,053	1,058,845
		13,812,438
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,358,744
Danaos Corp., 6.88%, 10/15/32(a)	3,080	3,182,139
		4,540,883
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	4,903	5,117,506
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,928,484
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,522,723
5.35%, 12/01/28	2,700	2,791,402
		27,360,115
Health Care Providers & Services — 1.0%
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	2,391	2,369,491
DaVita, Inc.(a)
4.63%, 06/01/30	5,360	5,212,010
6.88%, 09/01/32	3,488	3,630,889
6.75%, 07/15/33	985	1,021,340
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,269	4,363,370
HCA, Inc.
3.50%, 09/01/30	3,740	3,596,602
5.45%, 04/01/31	7,947	8,294,276
3.63%, 03/15/32	9,030	8,529,108
4.60%, 11/15/32	1,925	1,907,567
5.60%, 04/01/34	13,781	14,372,477
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)	3,228	2,832,570
Tenet Healthcare Corp.
4.63%, 06/15/28	1,717	1,720,189
4.38%, 01/15/30	2,103	2,063,409
UnitedHealth Group, Inc.
2.00%, 05/15/30	3,585	3,269,636
4.90%, 04/15/31	10,340	10,616,900
Universal Health Services, Inc.
2.65%, 10/15/30	1,918	1,749,099
2.65%, 01/15/32	5,782	5,105,379
		80,654,312
Health Care REITs — 0.6%
Diversified Healthcare Trust
7.25%, 10/15/30(a)	245	250,510
4.38%, 03/01/31	4,099	3,607,231
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,997	1,927,867
4.63%, 08/01/29	8,988	7,530,054
8.50%, 02/15/32(a)	475	507,268
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	11,600	11,805,123
Ventas Realty LP, 5.10%, 07/15/32	6,700	6,886,933
Welltower OP LLC
4.50%, 07/01/30	5,730	5,793,869
3.85%, 06/15/32	6,180	5,963,375
5.13%, 07/01/35	6,840	6,980,787
		51,253,017
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.50%, 04/15/35	$2,150	$ 2,176,272
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,875,803
		5,052,075
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,974
4.35%, 10/15/27	1,055	1,059,917
4.55%, 10/15/29	1,755	1,771,150
6.30%, 10/10/33	2,820	3,060,637
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	4,000	4,102,245
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	1,889	1,834,838
4.88%, 07/01/31	3,757	3,507,237
6.63%, 01/15/32	434	444,844
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,213,479
5.38%, 12/15/31	4,855	5,000,658
Las Vegas Sands Corp., 6.00%, 08/15/29	2,260	2,358,912
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	715	723,864
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	2,410	2,514,064
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,521,926
5.55%, 10/15/28	2,120	2,201,517
4.90%, 04/15/29	605	618,500
5.10%, 04/15/32	2,495	2,569,411
5.30%, 05/15/34	2,620	2,702,180
5.25%, 10/15/35	4,400	4,459,398
Series AA, 4.65%, 12/01/28	193	196,371
Series FF, 4.63%, 06/15/30	170	172,537
Series HH, 2.85%, 04/15/31	8,145	7,551,101
McDonald’s Corp., 4.60%, 09/09/32	12,453	12,679,477
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	3,960	2,623,500
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	2,755	2,766,537
Starbucks Corp., 3.55%, 08/15/29	40	39,282
Warnermedia Holdings, Inc.
4.28%, 03/15/32	4,975	4,367,155
5.05%, 03/15/42	8,745	6,154,294
		80,225,005
Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	285,163
4.88%, 02/15/30	3,618	3,370,000
Century Communities, Inc., 6.63%, 09/15/33(a)	690	697,727
Forestar Group, Inc., 6.50%, 03/15/33(a)	1,428	1,456,339
NVR, Inc., 3.00%, 05/15/30	10,320	9,767,782
Somnigroup International, Inc.(a)
4.00%, 04/15/29	2,697	2,627,643
3.88%, 10/15/31	1,713	1,601,125
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	5,026,313
3.80%, 11/01/29	2,750	2,704,775
Whirlpool Corp.
6.13%, 06/15/30	1,115	1,113,645
6.50%, 06/15/33	2,320	2,249,718
Security	Par (000)	Value
Household Durables (continued)
Whirlpool Corp. (continued)
4.50%, 06/01/46	$4,267	$ 3,203,957
4.60%, 05/15/50	3,489	2,564,946
		36,669,133
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,815,100
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,840,020
4.15%, 03/15/33	1,715	1,687,576
Enpro, Inc., 6.13%, 06/01/33(a)	435	448,875
LSB Industries, Inc., 6.25%, 10/15/28(a)	3,406	3,400,564
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,318,404
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,776,135
		14,471,574
Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	510	525,355
Aflac, Inc., 1.13%, 03/15/26	2,360	2,347,414
Allstate Corp., 5.05%, 06/24/29	5,130	5,298,837
American International Group, Inc., 4.85%, 05/07/30	5,385	5,518,885
Aon Corp., 2.80%, 05/15/30	405	382,396
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	487,503
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,293,675
5.50%, 03/02/33	3,360	3,494,671
6.50%, 02/15/34	8,190	9,016,965
5.45%, 07/15/34	1,400	1,451,197
Assurant, Inc.
4.90%, 03/27/28	4,810	4,867,773
3.70%, 02/22/30	3,500	3,396,673
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,399,479
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,573,093
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,229,349
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,335,496
4.20%, 03/17/32	7,940	7,683,033
CNA Financial Corp., 5.20%, 08/15/35	4,800	4,822,910
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	948,657
5.63%, 08/16/32	6,370	6,645,240
6.00%, 12/07/33	14,566	15,445,599
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,848,658
2.38%, 12/15/31	2,381	2,135,382
5.75%, 11/01/32	21,330	22,850,831
5.40%, 09/15/33	9,993	10,496,127
MGIC Investment Corp., 5.25%, 08/15/28	597	597,013
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,767,732
Progressive Corp., 3.20%, 03/26/30	4,830	4,671,809
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,890,479
Unum Group, 4.00%, 06/15/29	4,996	4,941,815
Willis North America, Inc., 5.35%, 05/15/33	12,160	12,540,081
		159,904,127
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.50%, 05/15/35	2,250	2,238,015
Baidu, Inc., 1.72%, 04/09/26	2,170	2,155,331

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc.
4.80%, 05/15/30	$2,890	$ 2,975,935
4.60%, 11/15/32	2,740	2,762,027
4.75%, 08/15/34	170	171,393
		10,302,701
Internet Software & Services — 0.6%
Getty Images, Inc.(a)
11.25%, 02/21/30	1,010	947,052
10.50%, 11/15/30	3,025	3,049,996
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	1,626	1,539,027
Rakuten Group, Inc.(a)
11.25%, 02/15/27	1,151	1,230,650
9.75%, 04/15/29	9,927	11,102,956
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,998,842
VeriSign, Inc.
2.70%, 06/15/31	14,505	13,205,092
5.25%, 06/01/32	2,345	2,410,320
Wayfair LLC(a)
7.25%, 10/31/29	6,696	6,988,414
7.75%, 09/15/30	4,025	4,288,480
		48,760,829
IT Services — 1.2%
Accenture Capital, Inc., 4.50%, 10/04/34	605	596,388
ASGN, Inc., 4.63%, 05/15/28(a)	1,611	1,582,977
CACI International, Inc., 6.38%, 06/15/33(a)	1,012	1,047,095
CGI, Inc., 4.95%, 03/14/30(a)	8,740	8,857,117
Fair Isaac Corp., 6.00%, 05/15/33(a)	1,375	1,412,327
Fiserv, Inc.
5.45%, 03/02/28	950	972,789
5.38%, 08/21/28	7,660	7,855,611
5.60%, 03/02/33	9,930	10,249,527
5.45%, 03/15/34	2,800	2,838,971
Fortinet, Inc., 2.20%, 03/15/31	750	671,626
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,898,013
International Business Machines Corp.
2.20%, 02/09/27	5,120	5,026,443
4.15%, 07/27/27	19,620	19,723,370
Leidos, Inc., 2.30%, 02/15/31	5,070	4,561,693
Oracle Corp.
4.45%, 09/26/30	4,305	4,211,737
4.80%, 09/26/32	3,995	3,856,861
5.20%, 09/26/35	4,040	3,870,646
		94,233,191
Leisure Products(a) — 0.1%
Amer Sports Co., 6.75%, 02/16/31	1,898	1,985,175
Life Time, Inc., 6.00%, 11/15/31	1,770	1,813,385
Patrick Industries, Inc., 6.38%, 11/01/32	2,920	2,995,771
		6,794,331
Machinery — 0.1%
IDEX Corp., 2.63%, 06/15/31	4,980	4,548,211
Otis Worldwide Corp., 2.29%, 04/05/27	65	63,673
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	4,940	5,187,342
		9,799,226
Media — 1.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	4,905	4,811,316
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	1,061	1,075,584
7.38%, 03/01/31	17,056	17,405,436
4.50%, 06/01/33	6,501	5,690,706
Security	Par (000)	Value
Media (continued)
Cipher Compute LLC, 7.13%, 11/15/30(a)	$7,580	$ 7,720,100
CSC Holdings LLC(a)
5.50%, 04/15/27	2,524	2,164,126
11.25%, 05/15/28	2,852	2,269,237
Discovery Communications LLC
5.00%, 09/20/37	5,545	4,436,665
6.35%, 06/01/40	3,005	2,488,912
DISH DBS Corp.
5.25%, 12/01/26(a)	2,333	2,262,421
7.38%, 07/01/28	847	818,989
5.13%, 06/01/29	1,272	1,128,905
DISH Network Corp., 11.75%, 11/15/27(a)	3,747	3,899,803
EW Scripps Co., 9.88%, 08/15/30(a)	2,290	2,286,996
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,878,872
3.45%, 03/01/32	5,934	5,513,915
Flash Compute LLC, 7.25%, 12/31/30(a)	1,415	1,401,929
Live Nation Entertainment, Inc., 3.75%, 01/15/28(a)	1,447	1,422,544
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	2,436	2,570,119
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,079,898
4.75%, 11/01/28	6,984	6,933,330
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	2,675	2,423,764
4.38%, 12/31/32	1,578	1,242,438
9.75%, 02/15/33	2,150	2,370,375
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	3,810	3,623,567
Versant Media Group, Inc., 7.25%, 01/30/31(a)	275	283,715
WULF Compute LLC, 7.75%, 10/15/30(a)	5,846	6,022,832
		102,226,494
Metals & Mining — 1.6%
Aris Mining Corp., 8.00%, 10/31/29(a)	2,824	2,946,646
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28	23,560	23,927,179
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	3,595	3,816,632
Cleveland-Cliffs, Inc.(a)
7.50%, 09/15/31	3,740	3,945,102
7.38%, 05/01/33	4,346	4,519,982
7.63%, 01/15/34	6,082	6,355,818
Eldorado Gold Corp., 6.25%, 09/01/29(a)	1,863	1,872,166
Endeavour Mining PLC, 7.00%, 05/28/30(a)	3,280	3,388,666
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	3,874	4,079,322
8.63%, 06/01/31	5,448	5,728,912
8.00%, 03/01/33	2,665	2,839,637
7.25%, 02/15/34	1,035	1,087,733
Fortescue Treasury Pty. Ltd.(a)
4.38%, 04/01/31	993	960,354
6.13%, 04/15/32	3,864	4,032,021
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	972,001
4.38%, 08/01/28	240	240,074
4.25%, 03/01/30	750	743,624
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	4,602	4,740,060
Mineral Resources Ltd., 7.00%, 04/01/31(a)	2,380	2,481,874
New Gold, Inc., 6.88%, 04/01/32(a)	340	360,822
Nickel Industries Ltd., 9.00%, 09/30/30(a)	3,890	4,026,150
Novelis Corp.(a)
4.75%, 01/30/30	5,925	5,715,611
6.88%, 01/30/30	5,105	5,300,782
6.38%, 08/15/33	1,260	1,277,352
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	970	996,015
Reliance, Inc., 2.15%, 08/15/30	2,000	1,810,198
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	$699	$ 752,184
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	8,315	8,568,062
Stillwater Mining Co.(a)
4.00%, 11/16/26	3,801	3,767,741
4.50%, 11/16/29	4,969	4,683,283
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,245	3,941,569
Taseko Mines Ltd., 8.25%, 05/01/30(a)	4,255	4,519,806
Vallourec SACA, 7.50%, 04/15/32(a)	1,608	1,707,346
		126,104,724
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	2,673	2,585,231
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	2,991	3,191,149
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,691	3,898,072
6.00%, 04/15/30	955	980,214
6.50%, 10/15/30	1,523	1,587,871
		12,242,537
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	3,628	3,648,872
9.38%, 06/01/28(a)	3,617	3,749,930
9.50%, 06/01/30(a)	1,370	1,459,449
Atmos Energy Corp.
5.90%, 11/15/33	690	745,887
5.20%, 08/15/35	80	82,453
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	906,941
National Fuel Gas Co., 5.95%, 03/15/35	4,450	4,651,431
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,600,319
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,875
5.40%, 06/15/33	1,255	1,304,042
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,715,625
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	402,663
4.95%, 09/15/34	1,220	1,223,391
Southwest Gas Corp.
2.20%, 06/15/30	25	22,718
4.05%, 03/15/32	2,995	2,889,144
		25,451,740
Office REITs — 0.0%
HNI Corp., 5.13%, 01/18/29(a)	1,838	1,801,240
Oil, Gas & Consumable Fuels — 3.7%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	2,894	2,932,403
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30(a)	2,424	2,421,290
California Resources Corp.(a)
8.25%, 06/15/29	7,923	8,287,305
7.00%, 01/15/34	565	556,552
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,450,044
Cheniere Energy Partners LP, 5.55%, 10/30/35(a)	2,455	2,509,938
Cheniere Energy, Inc.
4.63%, 10/15/28	3,590	3,583,917
5.65%, 04/15/34	3,200	3,319,616
Chevron Corp., 2.24%, 05/11/30	170	157,650
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,934,077
Chord Energy Corp.(a)
6.00%, 10/01/30	835	845,240
6.75%, 03/15/33	3,406	3,522,202
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	$489	$ 474,060
CNX Resources Corp.(a)
6.00%, 01/15/29	193	194,300
7.38%, 01/15/31	1,370	1,418,664
7.25%, 03/01/32	2,055	2,145,214
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,421,638
CVR Energy, Inc., 8.50%, 01/15/29(a)	4,672	4,802,103
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,495,851
8.13%, 08/16/30	240	277,423
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	9,388	9,840,164
7.38%, 06/30/33	655	668,394
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,467	4,732,085
Diamondback Energy, Inc.
6.25%, 03/15/33	545	587,214
5.40%, 04/18/34	8,065	8,257,950
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,693,225
5.63%, 04/05/34	2,615	2,729,861
Energy Transfer LP
5.63%, 05/01/27(a)	4,250	4,249,592
5.75%, 02/15/33	5,945	6,238,885
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	1,809	1,888,383
8.88%, 04/15/30	1,150	1,210,169
7.88%, 05/15/32	3,639	3,793,330
8.00%, 05/15/33	1,431	1,485,524
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	3,522	3,709,638
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,359,615
Hess Corp., 4.30%, 04/01/27	1,255	1,260,309
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,654,849
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	1,669	1,713,946
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,779,126
5.10%, 08/01/29	9,430	9,696,805
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	997	1,024,690
Matador Resources Co., 6.88%, 04/15/28(a)	1,182	1,207,869
MPLX LP
1.75%, 03/01/26	8,000	7,968,450
4.25%, 12/01/27	12,830	12,863,884
5.00%, 03/01/33	20,410	20,505,911
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	6,730	6,985,499
Noble Finance II LLC, 8.00%, 04/15/30(a)	7,188	7,467,712
Northern Oil & Gas, Inc.(a)
8.75%, 06/15/31	2,750	2,776,386
7.88%, 10/15/33	925	900,630
ONEOK, Inc., 6.35%, 01/15/31	2,330	2,500,704
Ovintiv, Inc., 5.38%, 01/01/26	605	605,000
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,540,423
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	3,071,827
5.70%, 09/15/34	1,485	1,531,372
Sunoco LP(a)
7.00%, 05/01/29	2,528	2,636,593
6.63%, 08/15/32	3,326	3,418,518

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Talos Production, Inc.(a)
9.00%, 02/01/29	$5,108	$ 5,305,358
9.38%, 02/01/31	3,636	3,792,373
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,755,887
5.55%, 08/15/35	9,930	10,163,459
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,159	4,160,034
4.88%, 02/01/31	5,230	5,261,975
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	998	1,034,404
8.38%, 06/01/31	6,109	6,074,948
9.88%, 02/01/32	5,901	6,096,160
Venture Global Plaquemines LNG LLC(a)
7.75%, 05/01/35	3,462	3,790,729
6.75%, 01/15/36	2,035	2,084,431
Western Midstream Operating LP
6.35%, 01/15/29	860	905,012
6.15%, 04/01/33	2,560	2,710,694
Williams Cos., Inc., 2.60%, 03/15/31	11,280	10,297,756
		297,737,239
Passenger Airlines(a) — 0.2%
American Airlines, Inc.
7.25%, 02/15/28	6,963	7,118,279
8.50%, 05/15/29	1,761	1,841,816
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	6,971	7,023,012
		15,983,107
Pharmaceuticals — 0.9%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,788,259
5.05%, 03/15/34	7,360	7,563,773
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	700	739,417
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,736,406
5.35%, 11/15/34	4,420	4,556,279
5.15%, 09/15/35	1,700	1,727,635
Cencora, Inc.
3.45%, 12/15/27	849	841,476
2.70%, 03/15/31	7,190	6,624,286
5.15%, 02/15/35	560	572,351
CVS Health Corp., 5.45%, 09/15/35	7,200	7,369,995
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,031,126
Grifols SA, 4.75%, 10/15/28(a)	3,828	3,780,513
Jazz Securities DAC, 4.38%, 01/15/29(a)	3,715	3,664,148
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,335,426
4.50%, 05/17/33	3,805	3,838,602
Novartis Capital Corp., 2.20%, 08/14/30	180	166,474
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,651,351
4.75%, 05/19/33	3,885	3,926,195
Zoetis, Inc.
3.00%, 09/12/27	11,280	11,118,229
3.90%, 08/20/28	250	249,847
2.00%, 05/15/30	2,215	2,026,444
		73,308,232
Security	Par (000)	Value
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	$4,800	$ 4,779,330
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	4,040	4,384,499
CBRE Services, Inc., 4.90%, 01/15/33	6,470	6,501,085
Howard Hughes Corp.(a)
4.13%, 02/01/29	2,466	2,396,363
4.38%, 02/01/31	2,973	2,830,572
		20,891,849
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,523,520
Retail REITs — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	1,499	1,490,269
Simon Property Group LP
1.38%, 01/15/27	2,920	2,844,690
5.50%, 03/08/33	2,760	2,906,516
4.75%, 09/26/34	4,320	4,296,471
		11,537,946
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29(a)	1,522	1,616,627
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,670,711
2.10%, 10/01/31	1,335	1,185,867
Broadcom, Inc.
1.95%, 02/15/28	2,460	2,361,098
5.05%, 04/15/30	6,951	7,171,512
Kioxia Holdings Corp.
6.25%, 07/24/30	7,410	7,623,672
6.63%, 07/24/33	1,050	1,091,869
NVIDIA Corp., 2.85%, 04/01/30	25	23,882
Texas Instruments, Inc.
1.75%, 05/04/30	145	131,995
1.90%, 09/15/31	2,445	2,169,436
4.90%, 03/14/33	12,480	12,874,931
		37,921,600
Software — 1.0%
Autodesk, Inc., 5.30%, 06/15/35	4,170	4,276,002
CoreWeave, Inc.(a)
9.25%, 06/01/30	7,398	6,878,458
9.00%, 02/01/31	3,154	2,890,704
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,922,345
Intuit, Inc.
1.65%, 07/15/30	438	393,447
5.20%, 09/15/33	7,585	7,929,791
Microsoft Corp., 1.35%, 09/15/30	250	224,046
Oracle Corp.
1.65%, 03/25/26	4,960	4,928,728
2.88%, 03/25/31	21,445	19,270,300
5.25%, 02/03/32	4,810	4,809,344
4.90%, 02/06/33	7,650	7,362,309
5.50%, 08/03/35	8,060	7,897,852
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	3,942	3,432,033
Roper Technologies, Inc.
4.50%, 10/15/29	5,950	6,006,159
2.00%, 06/30/30	75	67,849
5.10%, 09/15/35	1,400	1,410,645
ServiceNow, Inc., 1.40%, 09/01/30	1,000	881,023
		80,581,035
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail — 0.5%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	$7,025	$ 7,062,197
7.38%, 08/01/33	2,620	2,630,401
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,834,680
4.50%, 02/01/28	3,325	3,355,334
5.40%, 07/15/34	1,455	1,506,240
FirstCash, Inc.(a)
5.63%, 01/01/30	965	968,587
6.88%, 03/01/32	2,712	2,821,027
Gap, Inc., 3.88%, 10/01/31(a)	3,493	3,228,589
Kohl’s Corp.
10.00%, 06/01/30(a)	2,060	2,268,600
5.13%, 05/01/31	5,329	4,687,526
Macy’s Retail Holdings LLC(a)
6.13%, 03/15/32	2,415	2,444,282
7.38%, 08/01/33	2,400	2,543,897
		42,351,360
Technology Hardware, Storage & Peripherals — 0.2%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,994,316
Apple, Inc., 3.35%, 08/08/32	2,195	2,101,695
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	4,556	4,848,339
NCR Atleos Corp., 9.50%, 04/01/29(a)	3,806	4,130,941
NetApp, Inc., 5.70%, 03/17/35	3,777	3,952,800
		17,028,091
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., 5.00%, 06/15/32	13,000	13,357,919
Tapestry, Inc., 5.10%, 03/11/30	9,216	9,461,196
Under Armour, Inc., 7.25%, 07/15/30(a)	473	473,459
VF Corp., 2.95%, 04/23/30	4,610	4,173,196
		27,465,770
Tobacco — 1.5%
Altria Group, Inc.
4.80%, 02/14/29	70	71,196
3.40%, 05/06/30	265	255,123
2.45%, 02/04/32	22,040	19,489,568
6.88%, 11/01/33	8,120	9,171,723
5.63%, 02/06/35	1,125	1,169,649
5.25%, 08/06/35	3,420	3,462,509
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,903,027
4.63%, 03/22/33	9,630	9,575,061
6.00%, 02/20/34	780	835,154
5.63%, 08/15/35	6,630	6,905,998
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,972,393
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,400,657
3.13%, 08/17/27	50	49,465
3.38%, 08/15/29	4,436	4,327,531
5.63%, 11/17/29	19,819	20,835,285
2.10%, 05/01/30	790	723,652
5.50%, 09/07/30	13	13,669
5.75%, 11/17/32	7,800	8,336,123
5.38%, 02/15/33	2,340	2,446,910
5.63%, 09/07/33	4,590	4,868,565
4.90%, 11/01/34	8,240	8,305,943
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	1,088	1,157,972
		122,277,173
Security	Par (000)	Value
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	$1,200	$ 1,221,435
Water Utilities — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,056,117
5.15%, 03/01/34	505	519,950
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,876
2.70%, 04/15/30	220	206,573
5.38%, 01/15/34	645	665,753
		3,502,269
Wireless Telecommunication Services — 0.7%
Level 3 Financing, Inc., 8.50%, 01/15/36(a)	1,650	1,689,571
Millicom International Cellular SA(a)
4.50%, 04/27/31	4,997	4,640,364
7.38%, 04/02/32	7,629	7,931,795
T-Mobile USA, Inc.
2.05%, 02/15/28	6,900	6,623,657
2.88%, 02/15/31	4,975	4,617,647
5.15%, 04/15/34	3,045	3,112,675
4.70%, 01/15/35	9,750	9,579,239
5.30%, 05/15/35	7,870	8,069,224
Verizon Communications, Inc., 4.75%, 01/15/33	3,090	3,087,580
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,287	6,668,508
		56,020,260
Total Corporate Bonds — 45.2% (Cost: $3,540,392,604)		3,615,630,106
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(f) — 25.2%
Connecticut Avenue Securities Trust(a)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.24%, 06/25/39	12,234	12,449,245
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.74%, 09/25/39	19,598	19,919,919
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.99%, 01/25/40	15,000	15,251,522
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.74%, 02/25/40	5,419	5,704,320
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.64%, 02/25/40	74,984	77,277,264
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.97%, 10/25/41	68,368	69,467,229
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.17%, 11/25/41	64,165	65,405,104
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.62%, 12/25/41	39,240	39,822,118
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.02%, 12/25/41	76,317	77,752,673
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.37%, 01/25/42	66,102	68,309,666
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.87%, 01/25/42	70,803	72,079,373
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.12%, 03/25/42	46,113	48,897,948
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.12%, 03/25/42	48,092	50,424,849
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.97%, 03/25/42	2,000	2,048,441

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.37%, 04/25/42	$20,011	$ 20,840,754
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.87%, 04/25/42	7,000	7,457,099
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.87%, 04/25/42	2,330	2,381,453
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.67%, 06/25/42	8,455	9,142,399
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.47%, 07/25/42	30,082	32,044,973
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 8.62%, 09/25/42	3,750	3,976,275
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.42%, 01/25/43	11,265	12,127,235
Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 8.62%, 06/25/43	5,000	5,349,729
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.57%, 01/25/44	63,264	64,745,807
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.37%, 02/25/44	15,516	15,797,328
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 5.67%, 02/25/44	2,250	2,261,928
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 5.87%, 07/25/44	11,450	11,478,180
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.57%, 07/25/44	4,852	4,868,691
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.92%, 09/25/44	6,297	6,320,340
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 5.82%, 02/25/45	2,750	2,761,282
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.47%, 02/25/45	6,925	6,927,147
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 6.99%, 10/25/29	1,762	1,801,762
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 6.64%, 02/25/30	4,739	4,826,632
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.24%, 07/25/30	3,450	3,479,627
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 6.19%, 08/25/30	933	945,850
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 6.54%, 12/25/30	1,599	1,641,463
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA6, Class B2, (30-day Avg SOFR + 5.65%), 9.52%, 12/25/50	3,000	3,453,844
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.87%, 11/25/50	38,232	41,998,256
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.52%, 01/25/51	51,948	54,388,386
Series 2021-DNA1, Class B2, (30-day Avg SOFR + 4.75%), 8.62%, 01/25/51	30,167	33,438,674
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 08/25/33	56,875	62,711,257
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.87%, 08/25/33	21,766	26,821,839
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.37%, 10/25/33	43,269	48,428,157
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 10.12%, 10/25/33	17,644	21,988,860
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.92%, 01/25/34	$54,372	$ 57,752,063
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.37%, 01/25/34	36,545	43,671,275
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 10/25/41	69,408	70,628,815
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.52%, 11/25/41	78,692	80,481,455
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.87%, 08/25/33	77,265	83,946,806
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 8.87%, 08/25/33	14,160	16,476,474
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.02%, 12/25/33	7,450	8,220,289
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.32%, 12/25/33	14,800	17,502,618
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.22%, 09/25/41	63,977	64,891,516
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.97%, 09/25/41	30,450	30,693,192
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 7.62%, 12/25/41	57,744	58,982,851
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.22%, 12/25/41	4,010	4,044,251
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.27%, 01/25/42	42,320	43,299,632
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 8.62%, 02/25/42	23,354	24,273,272
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.52%, 04/25/42	1,620	1,711,606
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.22%, 04/25/42	18,341	19,103,865
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.12%, 05/25/42	38,750	40,913,982
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.62%, 06/25/42	7,500	8,100,105
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.62%, 09/25/42	8,000	8,618,809
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.87%, 03/25/52	33,705	36,979,579
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.87%, 03/25/42	22,439	23,924,475
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.12%, 03/25/42	80,033	83,949,695
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 9.87%, 07/25/42	26,030	27,840,590
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.22%, 11/25/43	3,724	3,896,511
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 5.87%, 03/25/44	3,805	3,828,445
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 5.52%, 02/25/45	5,200	5,206,326
Freddie Mac STACR Securitized Participation Interests Trust(a)
Series 2018-SPI1, Class M2, 3.78%, 02/25/48	45	43,791
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,842
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust, Series 2018-DNA3, Class B2, (30-day Avg SOFR + 7.86%), 11.74%, 09/25/48(a)	$2,000	$ 2,287,939
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(a)	4,000	3,899,711
		2,014,445,678
Commercial Mortgage-Backed Securities(a)(f) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.24%, 10/25/49	19,356	19,667,126
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 6.62%, 07/25/54	5,119	5,182,350
		24,849,476
Total Non-Agency Mortgage-Backed Securities — 25.5% (Cost: $2,026,783,724)		2,039,295,154
Preferred Securities
Capital Trust — 0.1%
Chemicals — 0.1%
FMC Corp., 8.45%, 11/01/55(f)	9,790	7,748,841
Total Preferred Securities — 0.1% (Cost: $8,142,541)		7,748,841
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 6.87%, 12/25/50(a)(f)	17,025	18,177,381
Mortgage-Backed Securities — 11.1%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	53	50,728
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	67	66,522
3.50%, 10/01/44 - 06/01/49	242	227,514
3.00%, 08/01/46 - 02/01/47	11	10,286
4.00%, 10/01/46 - 01/01/49	34	32,773
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 09/20/55	26,503	24,199,758
3.00%, 05/20/45 - 01/15/55	34,567	31,111,009
4.00%, 11/20/47 - 02/20/55	15,365	14,560,427
4.50%, 10/20/48 - 01/22/56	20,316	19,804,532
5.00%, 12/20/48 - 02/20/55	14,795	14,771,670
2.50%, 08/20/50 - 01/15/55	41,463	35,690,639
5.50%, 12/20/52 - 01/15/55	20,351	20,552,217
2.00%, 01/15/55	73,475	60,834,712
6.00%, 01/15/55	16,850	17,170,545
6.50%, 01/15/55	9,825	10,155,826
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 01/14/56	90,343	81,640,582
2.50%, 04/01/32 - 01/15/55	129,644	110,892,394
1.50%, 01/15/40 - 01/14/56	23,100	18,126,044
2.00%, 01/15/40 - 01/15/55	164,822	137,659,447
3.50%, 01/15/40 - 01/14/56	48,494	45,076,698
4.00%, 01/15/40 - 01/14/56	47,859	45,698,004
5.00%, 02/01/41 - 01/15/55	43,458	43,510,545
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(h) (continued)
4.50%, 06/01/44 - 01/15/55	$30,125	$ 29,482,616
5.50%, 11/01/52 - 10/01/55	50,463	51,665,789
6.00%, 06/01/54 - 09/01/55	43,743	45,201,682
6.50%, 01/15/55	25,550	26,552,597
		884,745,556
Total U.S. Government Sponsored Agency Securities — 11.3% (Cost: $906,538,641)		902,922,937
Total Long-Term Investments — 91.0% (Cost: $7,172,482,016)		7,284,592,588

Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(i)(j)	54,139,966	54,139,966

	Par (000)
U.S. Treasury Obligations — 15.5%
U.S. Treasury Bills(k)
3.67%, 01/06/26	$31,100	31,088,061
3.64%, 01/22/26(l)	422,100	421,266,745
3.63%, 02/05/26	507,500	505,802,626
3.62%, 02/10/26	16,500	16,436,747
3.64%, 04/21/26(l)	170,600	168,776,081
3.64%, 04/28/26	97,300	96,193,869
		1,239,564,129
Total Short-Term Securities — 16.2% (Cost: $1,293,553,916)		1,293,704,095
Total Investments — 107.2% (Cost: $8,466,035,932)		8,578,296,683
Liabilities in Excess of Other Assets — (7.2)%		(574,729,764)
Net Assets — 100.0%		$ 8,003,566,919

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	When-issued security.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 9,202,298	$ 44,937,668 (a)	$ —	$ —	$ —	$ 54,139,966	54,139,966	$ 7,527,597	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	913	03/16/26	$ 66,708	$ 402,893
10-Year U.S. Ultra Long Treasury Note	5,667	03/20/26	651,794	(3,938,362)
Long Gilt	690	03/27/26	84,982	(97,091)
2-Year U.S. Treasury Note	15,568	03/31/26	3,250,428	(1,788,078)
5-Year U.S. Treasury Note	5,318	03/31/26	581,282	(2,134,185)
				(7,554,823)
Short Contracts
Euro Bund	31	03/06/26	4,648	36,426
10-Year Canadian Bond	338	03/20/26	29,775	386,069
10-Year U.S. Treasury Note	8,756	03/20/26	984,503	7,300,546
U.S. Long Bond	1,272	03/20/26	147,035	2,226,265
Ultra U.S. Treasury Bond	428	03/20/26	50,504	1,245,587
				11,194,893
				$ 3,640,070
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,350,000	USD	6,211,431	Bank of America N.A.	03/18/26	$ 28,809
BRL	9,157,000	USD	1,622,569	Barclays Bank PLC	03/18/26	20,544
BRL	28,808,000	USD	5,144,975	HSBC Bank PLC	03/18/26	24,272
CAD	15,149,000	USD	11,054,748	Citibank N.A.	03/18/26	18,319
CAD	8,390,900	USD	6,088,839	Morgan Stanley & Co. International PLC	03/18/26	44,437
CLP	2,179,693,000	USD	2,412,980	Bank of America N.A.	03/18/26	10,268
CLP	2,201,423,000	USD	2,405,138	Bank of America N.A.	03/18/26	42,267
CLP	5,104,348,000	USD	5,528,374	Citibank N.A.	03/18/26	146,323
CLP	32,067,671,300	USD	34,692,882	Morgan Stanley & Co. International PLC	03/18/26	957,967
COP	31,827,085,400	USD	8,135,238	Bank of America N.A.	03/18/26	86,264
CZK	613,421,580	EUR	25,223,327	Goldman Sachs International	03/18/26	130,167
EUR	2,252,896	CHF	2,087,000	JPMorgan Chase Bank N.A.	03/18/26	1,706
EUR	4,461,827	CHF	4,130,000	JPMorgan Chase Bank N.A.	03/18/26	7,542
EUR	3,453,725	NOK	40,973,500	Deutsche Bank AG	03/18/26	8,640
EUR	3,240,312	NOK	38,463,000	Standard Chartered Bank	03/18/26	5,991
EUR	6,702,288	SEK	72,462,000	Barclays Bank PLC	03/18/26	2,494
EUR	10,978,070	SEK	118,713,552	Citibank N.A.	03/18/26	1,490
EUR	52,398,170	USD	61,286,655	Citibank N.A.	03/18/26	499,312
EUR	3,223,000	USD	3,769,747	JPMorgan Chase Bank N.A.	03/18/26	30,695
GBP	20,427,000	USD	27,325,607	Bank of America N.A.	03/18/26	203,934
GBP	5,820,000	USD	7,843,591	Citibank N.A.	03/18/26	43
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,265,000	USD	3,030,774	HSBC Bank PLC	03/18/26	$ 21,775
GBP	6,408,000	USD	8,538,706	JPMorgan Chase Bank N.A.	03/18/26	97,378
GBP	12,383,000	USD	16,529,856	Morgan Stanley & Co. International PLC	03/18/26	158,757
HUF	1,564,531,000	EUR	4,022,096	Goldman Sachs International	03/18/26	18,365
HUF	2,151,750,000	EUR	5,548,035	Standard Chartered Bank	03/18/26	6,018
INR	217,820,000	USD	2,393,774	Bank of America N.A.	03/18/26	13,929
INR	260,795,000	USD	2,879,037	Bank of America N.A.	03/18/26	3,696
INR	440,199,500	USD	4,828,602	Goldman Sachs International	03/18/26	37,203
INR	627,489,000	USD	6,861,028	Goldman Sachs International	03/18/26	75,007
INR	740,653,000	USD	8,134,043	HSBC Bank PLC	03/18/26	52,865
INR	2,225,893,150	USD	24,556,702	JPMorgan Chase Bank N.A.	03/18/26	47,511
JPY	250,078,000	USD	1,601,316	JPMorgan Chase Bank N.A.	03/18/26	5,112
KRW	16,200,677,795	USD	11,068,002	JPMorgan Chase Bank N.A.	03/18/26	180,296
MXN	31,218,000	USD	1,721,265	Barclays Bank PLC	03/18/26	81
MXN	57,587,000	USD	3,135,329	Goldman Sachs International	03/18/26	39,991
MXN	27,795,000	USD	1,531,507	JPMorgan Chase Bank N.A.	03/18/26	1,096
MXN	59,223,500	USD	3,261,363	Morgan Stanley & Co. International PLC	03/18/26	4,194
MXN	96,439,000	USD	5,253,802	Morgan Stanley & Co. International PLC	03/18/26	63,800
MXN	67,880,000	USD	3,735,943	Standard Chartered Bank	03/18/26	6,928
MXN	79,419,000	USD	4,377,391	State Street Bank and Trust Co.	03/18/26	1,736
MXN	96,915,000	USD	5,340,258	State Street Bank and Trust Co.	03/18/26	3,591
NOK	24,480,000	EUR	2,036,314	Barclays Bank PLC	03/18/26	26,847
PHP	143,022,000	USD	2,415,586	Goldman Sachs International	03/18/26	677
PHP	192,637,000	USD	3,249,886	Societe Generale	03/18/26	4,590
PLN	8,628,000	EUR	2,035,667	Societe Generale	03/18/26	2,017
SEK	469,410,700	EUR	43,260,044	JPMorgan Chase Bank N.A.	03/18/26	169,620
SEK	22,241,000	EUR	2,033,412	Standard Chartered Bank	03/18/26	27,232
SGD	3,582,000	USD	2,791,035	Bank of America N.A.	03/18/26	8,809
SGD	3,096,000	USD	2,408,768	Citibank N.A.	03/18/26	11,197
SGD	25,714,200	USD	19,972,753	UBS AG	03/18/26	126,563
THB	696,896,780	USD	21,982,669	Goldman Sachs International	03/18/26	251,547
THB	91,015,000	USD	2,903,190	HSBC Bank PLC	03/18/26	608
TWD	100,628,000	USD	3,189,275	Deutsche Bank AG	03/18/26	9,270
TWD	75,255,000	USD	2,382,015	HSBC Bank PLC	03/18/26	10,028
USD	421,224	AUD	630,000	Citibank N.A.	03/18/26	758
USD	2,427,669	COP	9,387,359,000	BNP Paribas SA	03/18/26	2,747
USD	2,833,222	COP	10,939,636,000	BNP Paribas SA	03/18/26	7,319
USD	21,931,309	EUR	18,592,000	BNP Paribas SA	03/18/26	8,316
USD	9,038,092	EUR	7,656,000	Morgan Stanley & Co. International PLC	03/18/26	10,422
USD	26,379,563	EUR	22,332,000	Morgan Stanley & Co. International PLC	03/18/26	46,502
USD	2,393,517	JPY	370,002,000	JPMorgan Chase Bank N.A.	03/18/26	16,732
USD	6,332,062	JPY	983,546,750	JPMorgan Chase Bank N.A.	03/18/26	14,046
USD	3,136,421	MXN	56,754,000	Barclays Bank PLC	03/18/26	7,031
USD	20,419,569	NZD	35,178,350	State Street Bank and Trust Co.	03/18/26	110,855
USD	2,565,537	SGD	3,279,000	Citibank N.A.	03/18/26	2,531
USD	2,492,768	THB	77,467,000	Goldman Sachs International	03/18/26	21,214
USD	5,944,554	THB	186,124,000	Standard Chartered Bank	03/18/26	6,342
ZAR	114,136,000	USD	6,775,749	Barclays Bank PLC	03/18/26	81,567
ZAR	161,723,000	USD	9,563,308	Barclays Bank PLC	03/18/26	153,046
ZAR	40,209,000	USD	2,383,151	Citibank N.A.	03/18/26	32,615
ZAR	57,347,000	USD	3,395,578	Citibank N.A.	03/18/26	49,843
ZAR	845,805,500	USD	49,415,871	Citibank N.A.	03/18/26	1,400,313
ZAR	41,395,000	USD	2,415,582	Deutsche Bank AG	03/18/26	71,439
IDR	99,505,150,000	USD	5,926,100	Deutsche Bank AG	03/25/26	20,275
IDR	88,562,336,000	USD	5,265,738	HSBC Bank PLC	03/25/26	26,700
USD	2,402,205	IDR	40,193,695,000	BNP Paribas SA	03/25/26	251
USD	2,957,428	IDR	49,414,330,000	HSBC Bank PLC	03/25/26	4,454
						5,855,136
AUD	2,801,000	USD	1,872,984	JPMorgan Chase Bank N.A.	03/18/26	(3,581)
BRL	173,537,450	USD	31,211,042	Goldman Sachs International	03/18/26	(71,850)
CAD	18,204,130	USD	13,333,770	Citibank N.A.	03/18/26	(27,576)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	40,518,870	USD	29,696,663	Citibank N.A.	03/18/26	$ (79,649)
CAD	15,372,000	USD	11,246,815	Morgan Stanley & Co. International PLC	03/18/26	(10,747)
COP	31,378,369,000	USD	8,165,071	Goldman Sachs International	03/18/26	(59,481)
EUR	3,846,693	CHF	3,570,000	Barclays Bank PLC	03/18/26	(5,439)
EUR	6,683,658	CHF	6,215,000	Barclays Bank PLC	03/18/26	(24,839)
EUR	16,719,056	CHF	15,573,500	Deutsche Bank AG	03/18/26	(96,205)
EUR	5,900,435	CHF	5,485,000	JPMorgan Chase Bank N.A.	03/18/26	(19,770)
EUR	6,205,696	CHF	5,756,000	JPMorgan Chase Bank N.A.	03/18/26	(4,551)
EUR	7,140,856	CHF	6,628,000	JPMorgan Chase Bank N.A.	03/18/26	(11,096)
EUR	4,045,614	CZK	98,769,000	Barclays Bank PLC	03/18/26	(39,443)
EUR	4,271,717	CZK	103,772,000	Barclays Bank PLC	03/18/26	(16,469)
EUR	5,443,083	CZK	132,532,000	Barclays Bank PLC	03/18/26	(35,799)
EUR	2,064,779	CZK	50,220,000	Deutsche Bank AG	03/18/26	(10,917)
EUR	4,692,574	CZK	114,054,000	JPMorgan Chase Bank N.A.	03/18/26	(20,925)
EUR	2,950,519	CZK	71,851,000	Royal Bank of Canada	03/18/26	(19,878)
EUR	3,614,668	CZK	87,848,000	State Street Bank and Trust Co.	03/18/26	(15,764)
EUR	11,114,019	HUF	4,326,670,000	Barclays Bank PLC	03/18/26	(61,380)
EUR	3,271,342	HUF	1,268,705,000	HSBC Bank PLC	03/18/26	(3,389)
EUR	3,739,003	HUF	1,472,100,000	HSBC Bank PLC	03/18/26	(70,898)
EUR	2,689,609	HUF	1,043,359,130	Morgan Stanley & Co. International PLC	03/18/26	(3,591)
EUR	2,030,420	HUF	792,886,000	Royal Bank of Canada	03/18/26	(18,659)
EUR	3,483,347	HUF	1,360,861,000	Royal Bank of Canada	03/18/26	(33,844)
EUR	64,560,406	PLN	274,339,750	Goldman Sachs International	03/18/26	(260,568)
EUR	2,882,660	SEK	31,358,000	Citibank N.A.	03/18/26	(19,865)
EUR	1,473,070	SEK	15,945,448	Goldman Sachs International	03/18/26	(1,557)
EUR	3,991,039	SEK	43,539,000	Goldman Sachs International	03/18/26	(41,010)
EUR	7,608,659	SEK	82,400,000	Goldman Sachs International	03/18/26	(12,296)
EUR	8,702,896	SEK	94,536,000	Goldman Sachs International	03/18/26	(45,210)
EUR	3,630,711	SEK	39,566,000	Standard Chartered Bank	03/18/26	(32,716)
GBP	7,753,000	USD	10,459,364	Goldman Sachs International	03/18/26	(10,619)
INR	159,584,000	USD	1,764,439	HSBC Bank PLC	03/18/26	(456)
INR	301,507,000	USD	3,333,186	HSBC Bank PLC	03/18/26	(437)
JPY	349,866,000	USD	2,261,660	BNP Paribas SA	03/18/26	(14,223)
JPY	658,225,000	USD	4,279,732	HSBC Bank PLC	03/18/26	(51,488)
KRW	3,418,599,000	USD	2,376,437	Goldman Sachs International	03/18/26	(2,868)
MXN	198,245,000	USD	10,932,786	Morgan Stanley & Co. International PLC	03/18/26	(1,648)
MXN	64,965,000	USD	3,595,743	State Street Bank and Trust Co.	03/18/26	(13,602)
NOK	24,462,000	EUR	2,058,155	Deutsche Bank AG	03/18/26	(692)
NZD	6,806,000	USD	3,973,092	Bank of America N.A.	03/18/26	(43,939)
NZD	14,454,000	USD	8,363,663	Bank of America N.A.	03/18/26	(19,264)
NZD	19,418,000	USD	11,324,675	Bank of America N.A.	03/18/26	(114,524)
NZD	21,354,000	USD	12,382,758	Bank of America N.A.	03/18/26	(54,940)
NZD	2,458,736	USD	1,428,744	Barclays Bank PLC	03/18/26	(9,298)
NZD	13,227,000	USD	7,691,831	Barclays Bank PLC	03/18/26	(55,789)
NZD	15,048,264	USD	8,739,279	Goldman Sachs International	03/18/26	(51,808)
PHP	135,909,000	USD	2,307,571	Bank of America N.A.	03/18/26	(11,477)
PHP	495,213,000	USD	8,423,422	Bank of America N.A.	03/18/26	(57,123)
PHP	226,113,000	USD	3,830,074	HSBC Bank PLC	03/18/26	(10,043)
PHP	367,383,000	USD	6,224,720	HSBC Bank PLC	03/18/26	(18,026)
PHP	284,704,000	USD	4,841,905	Standard Chartered Bank	03/18/26	(32,017)
SGD	3,646,000	USD	2,850,513	Royal Bank of Canada	03/18/26	(644)
TWD	74,835,000	USD	2,399,019	Barclays Bank PLC	03/18/26	(20,327)
TWD	390,720,250	USD	12,537,551	Goldman Sachs International	03/18/26	(118,184)
TWD	86,929,000	USD	2,786,279	UBS AG	03/18/26	(23,169)
USD	17,839,255	AUD	26,741,500	Bank of America N.A.	03/18/26	(8,167)
USD	2,098,517	AUD	3,176,000	HSBC Bank PLC	03/18/26	(21,163)
USD	560,592	AUD	840,000	State Street Bank and Trust Co.	03/18/26	(29)
USD	10,182,531	AUD	15,384,000	State Street Bank and Trust Co.	03/18/26	(84,833)
USD	108,305,338	AUD	162,960,250	UBS AG	03/18/26	(455,212)
USD	4,398,643	BRL	24,639,000	Barclays Bank PLC	03/18/26	(22,527)
USD	3,371,802	BRL	18,982,000	HSBC Bank PLC	03/18/26	(34,287)
USD	5,142,113	BRL	28,721,000	HSBC Bank PLC	03/18/26	(11,523)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,327,328	CAD	5,947,000	HSBC Bank PLC	03/18/26	$ (19,595)
USD	5,303,920	CAD	7,277,000	HSBC Bank PLC	03/18/26	(15,157)
USD	11,131,984	CAD	15,347,000	HSBC Bank PLC	03/18/26	(85,809)
USD	9,062,648	CAD	12,453,000	JPMorgan Chase Bank N.A.	03/18/26	(39,794)
USD	12,865,646	CAD	17,659,000	JPMorgan Chase Bank N.A.	03/18/26	(42,089)
USD	21,046,842	CAD	28,891,000	JPMorgan Chase Bank N.A.	03/18/26	(70,854)
USD	1,979,718	CLP	1,806,493,000	Citibank N.A.	03/18/26	(28,629)
USD	2,403,358	CLP	2,196,597,000	Citibank N.A.	03/18/26	(38,682)
USD	2,445,531	CLP	2,243,139,000	Morgan Stanley & Co. International PLC	03/18/26	(48,252)
USD	6,392,847	COP	25,015,212,000	Bank of America N.A.	03/18/26	(69,027)
USD	2,402,865	COP	9,397,664,000	BNP Paribas SA	03/18/26	(24,719)
USD	4,786,067	COP	18,722,737,000	BNP Paribas SA	03/18/26	(50,349)
USD	10,126,692	EUR	8,607,000	Citibank N.A.	03/18/26	(22,361)
USD	24,810,844	EUR	21,073,000	Morgan Stanley & Co. International PLC	03/18/26	(37,651)
USD	14,753,225	EUR	12,517,000	Societe Generale	03/18/26	(6,355)
USD	8,316,431	GBP	6,217,000	Citibank N.A.	03/18/26	(62,242)
USD	921,143	GBP	690,000	State Street Bank and Trust Co.	03/18/26	(8,772)
USD	32,721,224	GBP	24,558,090	UBS AG	03/18/26	(375,801)
USD	2,397,483	INR	218,550,000	Deutsche Bank AG	03/18/26	(18,289)
USD	6,062,191	INR	548,594,000	HSBC Bank PLC	03/18/26	(1,767)
USD	4,727,819	KRW	6,967,860,000	Citibank N.A.	03/18/26	(110,038)
USD	2,389,399	KRW	3,517,124,000	Deutsche Bank AG	03/18/26	(52,576)
USD	3,156,586	KRW	4,650,914,000	HSBC Bank PLC	03/18/26	(72,592)
USD	5,383,049	KRW	7,955,339,000	HSBC Bank PLC	03/18/26	(140,425)
USD	2,551,416	KRW	3,752,988,000	JPMorgan Chase Bank N.A.	03/18/26	(54,322)
USD	27,122,071	MXN	498,085,500	Standard Chartered Bank	03/18/26	(342,134)
USD	15,434,062	PHP	918,866,870	Goldman Sachs International	03/18/26	(89,591)
USD	8,846,656	SGD	11,333,000	HSBC Bank PLC	03/18/26	(11,700)
USD	2,399,676	SGD	3,082,000	JPMorgan Chase Bank N.A.	03/18/26	(9,347)
USD	2,488,212	THB	78,732,000	HSBC Bank PLC	03/18/26	(23,702)
USD	3,402,796	THB	107,103,000	Standard Chartered Bank	03/18/26	(14,283)
USD	18,795,922	THB	589,910,000	Standard Chartered Bank	03/18/26	(24,924)
USD	3,377,738	IDR	56,568,322,587	Goldman Sachs International	03/25/26	(2,755)
						(4,567,891)
						$ 1,287,245
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	B-	USD	145,209	$ 11,279,595	$ 10,119,312	$ 1,160,283

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/03/35	USD	780	$ (10,951)	$ 756	$ (11,707)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	5,460	(55,823)	114	(55,937)
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/19/35	USD	14,960	(140,683)	311	(140,994)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	37,570	$ (424,565)	$ 53,934	$ (478,499)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/10/35	USD	8,190	(83,852)	170	(84,022)
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/18/35	USD	24,370	(117,479)	507	(117,986)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	9,105	(56,854)	(679)	(56,175)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	9,105	(55,492)	222	(55,714)
1.97%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	12/15/35	EUR	9,000	(52,590)	2,154	(54,744)
							$ (998,289)	$ 57,489	$ (1,055,778)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.11%	Semi-Annual	2.22%	Annual	03/18/26 (a)	03/18/28	EUR	70,450	$ (129,796)	$ 17,715	$ (147,511)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.35%	Annual	03/18/26 (a)	03/18/28	EUR	138,790	131,981	(23,351)	155,332
3.22%	Annual	1-day SOFR, 3.87%	Annual	03/18/26 (a)	03/18/28	USD	542,132	585,012	(337,216)	922,228
3.47%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/28	GBP	217,993	(18,143)	(52,559)	34,416
Tokyo Overnight Average Rate, 0.73%	Annual	1.11%	Annual	03/18/26 (a)	03/18/28	JPY	5,791,216	(93,789)	177	(93,966)
Tokyo Overnight Average Rate, 0.73%	Annual	1.13%	Annual	03/18/26 (a)	03/18/28	JPY	25,666,000	(338,061)	782	(338,843)
7.57%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	03/18/26 (a)	03/12/31	MXN	165,000	77,995	85	77,910
7.73%	Monthly	1-day TIIEFONDEO, 7.30%	Monthly	03/18/26 (a)	03/12/31	MXN	210,320	26,326	108	26,218
1-day THOR, 1.25%	Quarterly	1.31%	Quarterly	03/18/26 (a)	03/18/31	THB	78,990	8,490	27	8,463
2.02%	Semi-Annual	1-day SORA, 0.89%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	21,920	(34,085)	189	(34,274)
2.03%	Semi-Annual	1-day SORA, 0.89%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	19,707	(41,255)	169	(41,424)
2.49%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26 (a)	03/18/31	EUR	29,320	191,866	(20,854)	212,720
6-mo. EURIBOR, 2.11%	Semi-Annual	2.62%	Annual	03/18/26 (a)	03/18/31	EUR	120	47	(127)	174
2.83%	Quarterly	3-mo. KRW CDC, 2.81%	Quarterly	03/18/26 (a)	03/18/31	KRW	8,276,530	92,871	64	92,807
2.86%	Quarterly	3-mo. KRW CDC, 2.81%	Quarterly	03/18/26 (a)	03/18/31	KRW	8,264,300	84,730	64	84,666
2.91%	Quarterly	3-mo. HIBOR, 2.93%	Quarterly	03/18/26 (a)	03/18/31	HKD	136,560	(100,244)	196	(100,440)
2.95%	Quarterly	3-mo. HIBOR, 2.93%	Quarterly	03/18/26 (a)	03/18/31	HKD	130,770	(125,852)	187	(126,039)
3.00%	Quarterly	3-mo. KRW CDC, 2.81%	Quarterly	03/18/26 (a)	03/18/31	KRW	40,008,820	230,671	304	230,367
3.26%	Quarterly	3-mo. KRW CDC, 2.81%	Quarterly	03/18/26 (a)	03/18/31	KRW	22,442,330	(59,693)	170	(59,863)
3.29%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	44,900	40,275	121	40,154
3.32%	Semi-Annual	3-mo. KLIBOR, 3.28%	Semi-Annual	03/18/26 (a)	03/18/31	MYR	19,540	12,166	53	12,113
3.34%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	22,160	8,222	60	8,162
1-day SOFR, 3.87%	Annual	3.35%	Annual	03/18/26 (a)	03/18/31	USD	179,703	(1,012,282)	(561,802)	(450,480)
3.36%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	32,510	4,070	88	3,982
3.36%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	32,240	3,851	87	3,764
3.41%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	69,330	(29,767)	188	(29,955)
3.42%	Quarterly	3-mo. KLIBOR, 3.28%	Quarterly	03/18/26 (a)	03/18/31	MYR	73,180	(40,205)	199	(40,404)
3.49%	Annual	1-day SOFR, 3.87%	Annual	03/18/26 (a)	03/18/31	USD	20,370	(17,037)	8,783	(25,820)
3.54%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	15,530	19,171	(2,136)	21,307
3.54%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	19,110	23,295	65	23,230
3.56%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	7,090	6,305	24	6,281
3.58%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	60,910	39,215	208	39,007
1-day SONIA, 3.73%	Annual	3.65%	Annual	03/18/26 (a)	03/18/31	GBP	38,889	(20,849)	53,150	(73,999)
3.68%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	24,960	(21,398)	86	(21,484)
3.72%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/31	GBP	26,570	(97,246)	65,967	(163,213)
3.73%	Annual	1-day SHIR, 4.25%	Annual	03/18/26 (a)	03/18/31	ILS	45,050	(69,273)	156	(69,429)
3.89%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	59,460	(98,770)	180	(98,950)
3.92%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	53,510	(111,695)	164	(111,859)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.94%	Annual	6-mo. PRIBOR, 3.54%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	49,930	$ (10,555)	$ (1,533)	$ (9,022)
3.99%	Annual	6-mo. WIBOR, 3.87%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	17,520	(50,965)	53	(51,018)
4.04%	Annual	6-mo. PRIBOR, 3.54%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	197,870	(84,221)	106	(84,327)
4.07%	Annual	6-mo. PRIBOR, 3.54%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	401,590	(194,246)	213	(194,459)
4.11%	Annual	6-mo. PRIBOR, 3.54%	Semi-Annual	03/18/26 (a)	03/18/31	CZK	98,500	(57,980)	53	(58,033)
1-day MIBOR, 5.67%	Semi-Annual	5.71%	Semi-Annual	03/18/26 (a)	03/18/31	INR	495,420	(51,943)	62	(52,005)
1-day MIBOR, 5.67%	Semi-Annual	5.73%	Semi-Annual	03/18/26 (a)	03/18/31	INR	247,570	(24,405)	31	(24,436)
6.10%	Annual	6-mo. BUBOR, 6.39%	Semi-Annual	03/18/26 (a)	03/18/31	HUF	843,530	(2,049)	28	(2,077)
6.44%	Annual	6-mo. BUBOR, 6.39%	Semi-Annual	03/18/26 (a)	03/18/31	HUF	2,875,060	(131,527)	96	(131,623)
6.72%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	03/18/26 (a)	03/18/31	ZAR	158,310	(30,566)	103	(30,669)
6.74%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	03/18/26 (a)	03/18/31	ZAR	90,100	(21,981)	58	(22,039)
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26 (a)	03/18/36	JPY	1,251,525	86,502	146	86,356
1.80%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	03/18/26 (a)	03/18/36	JPY	5,478,000	380,221	636	379,585
6-mo. EURIBOR, 2.11%	Semi-Annual	2.82%	Annual	03/18/26 (a)	03/18/36	EUR	16,030	(232,230)	(27,572)	(204,658)
6-mo. EURIBOR, 2.11%	Semi-Annual	2.83%	Annual	03/18/26 (a)	03/18/36	EUR	34,427	(458,320)	14,367	(472,687)
2.92%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26 (a)	03/18/36	EUR	31,280	122,673	117,786	4,887
1-day SOFR, 3.87%	Annual	3.68%	Annual	03/18/26 (a)	03/18/36	USD	95,442	(1,060,387)	56,685	(1,117,072)
1-day SOFR, 3.87%	Annual	3.79%	Annual	03/18/26 (a)	03/18/36	USD	11,960	(23,892)	(1,463)	(22,429)
1-day SONIA, 3.73%	Annual	4.02%	Annual	03/18/26 (a)	03/18/36	GBP	154,610	47,303	526,755	(479,452)
1-day SONIA, 3.73%	Annual	4.05%	Annual	03/18/26 (a)	03/18/36	GBP	14,810	61,709	(58,684)	120,393
3.13%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26 (a)	03/18/56	EUR	15,205	438,233	(57,139)	495,372
3.13%	Annual	6-mo. EURIBOR, 2.11%	Semi-Annual	03/18/26 (a)	03/18/56	EUR	7,450	223,358	19,652	203,706
4.02%	Annual	1-day SOFR, 3.87%	Annual	03/18/26 (a)	03/18/56	USD	33,330	831,633	12,735	818,898
4.49%	Annual	1-day SONIA, 3.73%	Annual	03/18/26 (a)	03/18/56	GBP	62,790	(389,202)	(497,290)	108,088
								$ (1,505,718)	$ (742,345)	$ (763,373)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.75%	Semi-Annual	1-day CLP Interbank Rate, 26,035.82%	Semi-Annual	HSBC Bank PLC	N/A	03/18/31	CLP	9,248,880	$ 29,481	$ —	$ 29,481
4.77%	Semi-Annual	1-day CLP Interbank Rate, 26,035.82%	Semi-Annual	Bank of America N.A.	N/A	03/18/31	CLP	5,702,370	12,485	—	12,485
									$ 41,966	$ —	$ 41,966
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3M Co.	Barclays Bank PLC	$ 12,514,080	01/23/26	0.20%	1D OBFR01	Monthly	$ 7,821
ADT, Inc.	Morgan Stanley & Co. International PLC	30,057,740	10/03/28	0.20%	1D FEDL01	Monthly	(221,828)
Advanced Micro Devices, Inc.	Goldman Sachs Bank USA	30,035,173	08/18/26	0.20%	1D FEDL01	Monthly	995,969
Albertsons Cos, Inc., Class A	Barclays Bank PLC	10,634,920	01/23/26	0.20%	1D OBFR01	Monthly	(170,646)
Albertsons Cos, Inc., Class A	Goldman Sachs Bank USA	942,093	08/18/26	0.20%	1D FEDL01	Monthly	(8,698)
Albertsons Cos, Inc., Class A	SG Americas Securities LLC	143,286	08/12/27	0.20%	1D OBFR01	Monthly	84

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alcoa Corp.	Morgan Stanley & Co. International PLC	$ 26,823,578	10/03/28	0.20%	1D FEDL01	Monthly	$ (289,607)
Alcon AG	BNP Paribas SA	24,673,149	06/16/26	0.20%	1D OBFR01	Monthly	(118,396)
Alexandria Real Estate Equities, Inc.	HSBC Bank PLC	17,790,125	02/09/28	0.20%	1D OBFR01	Monthly	752,556
Allegion plc	Morgan Stanley & Co. International PLC	33,244,664	10/03/28	0.20%	1D FEDL01	Monthly	(320,515)
Allstate Corp.	Barclays Bank PLC	6,671,417	01/23/26	0.20%	1D OBFR01	Monthly	(4,164)
Allstate Corp.	HSBC Bank PLC	22,760,580	02/09/28	0.20%	1D OBFR01	Monthly	824,897
Allstate Corp.	HSBC Bank PLC	26,938,877	02/09/28	0.20%	1D OBFR01	Monthly	976,328
Ally Financial, Inc.	BNP Paribas SA	4,695,391	06/16/26	0.20%	1D OBFR01	Monthly	46,064
Altria Group, Inc.	Bank of America N.A.	34,131,743	02/15/28	0.20%	1D OBFR01	Monthly	(826,001)
Altria Group, Inc.	Barclays Bank PLC	30,354,940	01/23/26	0.20%	1D OBFR01	Monthly	(492,018)
American Airlines Group, Inc.	BNP Paribas SA	3,206,283	06/16/26	0.20%	1D OBFR01	Monthly	(34,690)
American Electric Power Co., Inc.	Barclays Bank PLC	28,514,476	01/23/26	0.20%	1D OBFR01	Monthly	171,654
American Express Co.	SG Americas Securities LLC	3,514,350	08/12/27	0.20%	1D OBFR01	Monthly	68,246
American Homes 4 Rent, Class A	Goldman Sachs Bank USA	6,752,930	08/18/26	0.20%	1D FEDL01	Monthly	148,345
American International Group, Inc.	Bank of America N.A.	33,072,749	02/15/28	0.20%	1D OBFR01	Monthly	(287,422)
American Tower Corp.	HSBC Bank PLC	34,698,446	02/09/28	0.20%	1D OBFR01	Monthly	(1,445,137)
American Water Works Co., Inc.	Bank of America N.A.	169,272	02/15/28	0.20%	1D OBFR01	Monthly	(4,581)
APA Corp.	Barclays Bank PLC	27,776,237	01/23/26	0.20%	1D OBFR01	Monthly	56,895
Aptiv PLC	BNP Paribas SA	33,625,669	06/16/26	0.20%	1D OBFR01	Monthly	(547,748)
Aramark	Bank of America N.A.	29,947,401	02/15/28	0.20%	1D OBFR01	Monthly	(604,998)
Archer-Daniels-Midland Co.	Bank of America N.A.	11,420,812	02/15/28	0.20%	1D OBFR01	Monthly	(452,065)
ATI, Inc.	Bank of America N.A.	32,625,132	02/15/28	0.20%	1D OBFR01	Monthly	1,812,507
AutoZone, Inc.	Barclays Bank PLC	29,375,835	01/23/26	0.20%	1D OBFR01	Monthly	(191,978)
AutoZone, Inc.	BNP Paribas SA	9,037,345	06/16/26	0.20%	1D OBFR01	Monthly	(138,049)
Ball Corp.	BNP Paribas SA	30,506,939	06/16/26	0.20%	1D OBFR01	Monthly	822,114
Ball Corp.	HSBC Bank PLC	31,474,192	02/09/28	0.20%	1D OBFR01	Monthly	3,470,011
Barrick Mining Corp.	BNP Paribas SA	29,608,458	06/16/26	0.20%	1D OBFR01	Monthly	143,465
Bath & Body Works, Inc.	Bank of America N.A.	6,627,576	02/15/28	0.20%	1D OBFR01	Monthly	120,990
Bath & Body Works, Inc.	BNP Paribas SA	23,983,641	06/16/26	0.20%	1D OBFR01	Monthly	437,835
Best Buy Co., Inc.	HSBC Bank PLC	30,985,642	02/09/28	0.20%	1D OBFR01	Monthly	(2,178,300)
Best Buy Co., Inc.	HSBC Bank PLC	34,372,682	02/09/28	0.20%	1D OBFR01	Monthly	(2,247,554)
Block, Inc., Class A	BNP Paribas SA	17,844,753	06/16/26	0.20%	1D OBFR01	Monthly	286,327
BorgWarner, Inc.	Barclays Bank PLC	4,286,866	01/23/26	0.20%	1D OBFR01	Monthly	(34,914)
BorgWarner, Inc.	HSBC Bank PLC	28,939,953	02/09/28	0.20%	1D OBFR01	Monthly	2,182,584
Boyd Gaming Corp.	Barclays Bank PLC	24,894,951	01/23/26	0.20%	1D OBFR01	Monthly	(419,223)
Boyd Gaming Corp.	Goldman Sachs Bank USA	4,651,262	08/18/26	0.20%	1D FEDL01	Monthly	7,105
Bristol-Myers Squibb Co.	Barclays Bank PLC	27,473,756	01/23/26	0.20%	1D OBFR01	Monthly	(361,894)
Bristol-Myers Squibb Co.	Barclays Bank PLC	25,724,308	01/23/26	0.20%	1D OBFR01	Monthly	(338,849)
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	33,829,963	01/23/26	0.20%	1D OBFR01	Monthly	(748,582)
Builders FirstSource, Inc.	Citibank N.A.	15,117,227	02/24/28	0.20%	1D OBFR01	Monthly	(109,795)
Camden Property Trust	BNP Paribas SA	33,046,482	06/16/26	0.20%	1D OBFR01	Monthly	1,714,691
Canadian Pacific Kansas City Ltd.	BNP Paribas SA	23,190,742	06/16/26	0.20%	1D OBFR01	Monthly	(242,112)
Cardinal Health, Inc.	Bank of America N.A.	4,650,070	02/15/28	0.20%	1D OBFR01	Monthly	128,833
Carlisle Cos, Inc.	Goldman Sachs Bank USA	10,930,814	08/18/26	0.20%	1D FEDL01	Monthly	(393,986)
Carnival Corp.	Barclays Bank PLC	34,280,539	01/23/26	0.20%	1D OBFR01	Monthly	(1,767,258)
Carnival Corp.	Goldman Sachs Bank USA	27,499,805	08/18/26	0.20%	1D FEDL01	Monthly	1,547,125
Carrier Global Corp.	Morgan Stanley & Co. International PLC	23,319,317	10/03/28	0.20%	1D FEDL01	Monthly	(157,643)
Caterpillar, Inc.	BNP Paribas SA	27,113,709	06/16/26	0.20%	1D OBFR01	Monthly	(116,637)
CF Industries Holdings, Inc.	Morgan Stanley & Co. International PLC	33,141,201	10/03/28	0.20%	1D FEDL01	Monthly	(38,521)
Charles River Laboratories International, Inc.	Bank of America N.A.	10,028,173	02/15/28	0.20%	1D OBFR01	Monthly	67,310
Cheniere Energy, Inc.	Barclays Bank PLC	32,567,853	01/23/26	0.20%	1D OBFR01	Monthly	863,340
Chord Energy Corp.	Barclays Bank PLC	22,599,980	01/23/26	0.20%	1D OBFR01	Monthly	469,990
Church & Dwight Co., Inc.	Bank of America N.A.	16,790,016	02/15/28	0.20%	1D OBFR01	Monthly	(224,945)
Cigna Group	Goldman Sachs Bank USA	33,972,493	08/18/26	0.20%	1D FEDL01	Monthly	(235,350)
Cigna Group	SG Americas Securities LLC	29,515,953	08/12/27	0.20%	1D OBFR01	Monthly	1,309,257
Cleveland-Cliffs, Inc.	Barclays Bank PLC	23,148,767	01/23/26	0.20%	1D OBFR01	Monthly	(774,995)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Clorox Co.	HSBC Bank PLC	$ 18,353,205	02/09/28	0.20%	1D OBFR01	Monthly	$ 85,981
Colgate-Palmolive Co.	Barclays Bank PLC	33,627,805	01/23/26	0.20%	1D OBFR01	Monthly	(8,509)
Comcast Corp., Class A	HSBC Bank PLC	27,375,680	02/09/28	0.20%	1D OBFR01	Monthly	3,328,225
ConocoPhillips	BNP Paribas SA	30,360,613	06/16/26	0.20%	1D OBFR01	Monthly	(241,315)
Consolidated Edison, Inc.	Bank of America N.A.	29,723,176	02/15/28	0.20%	1D OBFR01	Monthly	(20,934)
Corteva, Inc.	Morgan Stanley & Co. International PLC	31,352,700	10/03/28	0.20%	1D FEDL01	Monthly	(28,039)
Crocs, Inc.	Barclays Bank PLC	33,698,078	01/23/26	0.20%	1D OBFR01	Monthly	(1,281,209)
Crown Castle, Inc.	Goldman Sachs Bank USA	33,826,899	08/18/26	0.20%	1D FEDL01	Monthly	(211,022)
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	34,361,032	10/03/28	0.20%	1D FEDL01	Monthly	(73,257)
CubeSmart	HSBC Bank PLC	16,369,833	02/09/28	0.20%	1D OBFR01	Monthly	27,221
CVS Health Corp.	Barclays Bank PLC	30,509,231	01/23/26	0.20%	1D OBFR01	Monthly	389,347
CVS Health Corp.	HSBC Bank PLC	8,673,096	02/09/28	0.20%	1D OBFR01	Monthly	278,235
Darden Restaurants, Inc.	HSBC Bank PLC	29,048,098	02/09/28	0.20%	1D OBFR01	Monthly	666,900
Darden Restaurants, Inc.	SG Americas Securities LLC	32,398,009	08/12/27	0.20%	1D OBFR01	Monthly	743,809
DaVita, Inc.	Barclays Bank PLC	21,266,998	01/23/26	0.20%	1D OBFR01	Monthly	(382,754)
DaVita, Inc.	Morgan Stanley & Co. International PLC	33,413,306	10/03/28	0.20%	1D FEDL01	Monthly	(819,846)
Devon Energy Corp.	HSBC Bank PLC	12,252,667	02/09/28	0.20%	1D OBFR01	Monthly	(306,561)
Dollar General Corp.	SG Americas Securities LLC	31,153,992	08/12/27	0.20%	1D OBFR01	Monthly	2,130,916
Dollar Tree, Inc.	Goldman Sachs Bank USA	20,496,755	08/18/26	0.20%	1D FEDL01	Monthly	(1,275,090)
Dominion Energy, Inc.	Barclays Bank PLC	28,776,625	01/23/26	0.20%	1D OBFR01	Monthly	688,989
Eastman Chemical Co.	Barclays Bank PLC	7,348,115	01/23/26	0.20%	1D OBFR01	Monthly	65,038
Eastman Chemical Co.	BNP Paribas SA	1,628,870	06/16/26	0.20%	1D OBFR01	Monthly	(3,057)
Eaton Corp PLC	BNP Paribas SA	7,632,889	06/16/26	0.20%	1D OBFR01	Monthly	(13,811)
eBay, Inc.	Bank of America N.A.	32,694,077	02/15/28	0.20%	1D OBFR01	Monthly	1,785,329
Encompass Health Corp.	HSBC Bank PLC	12,447,426	02/09/28	0.20%	1D OBFR01	Monthly	(491,605)
EQT Corp.	BNP Paribas SA	13,378,799	06/16/26	0.20%	1D OBFR01	Monthly	(351,211)
Equifax, Inc.	BNP Paribas SA	3,286,985	06/16/26	0.20%	1D OBFR01	Monthly	(606)
Equity Residential	Barclays Bank PLC	172,170	01/23/26	0.20%	1D OBFR01	Monthly	2,073
Equity Residential	BNP Paribas SA	29,708,653	06/16/26	0.20%	1D OBFR01	Monthly	943,286
Essex Property Trust, Inc.	Citibank N.A.	33,864,075	02/24/28	0.20%	1D OBFR01	Monthly	109,055
Eversource Energy	HSBC Bank PLC	32,926,080	02/09/28	0.20%	1D OBFR01	Monthly	276,699
Exelon Corp.	Barclays Bank PLC	23,896,800	01/23/26	0.20%	1D OBFR01	Monthly	21,949
Exelon Corp.	Morgan Stanley & Co. International PLC	2,223,794	10/03/28	0.20%	1D FEDL01	Monthly	2,043
Extra Space Storage, Inc.	HSBC Bank PLC	2,373,022	02/09/28	0.20%	1D OBFR01	Monthly	4,534
Fair Isaac Corp.	Barclays Bank PLC	32,881,918	01/23/26	0.20%	1D OBFR01	Monthly	(978,228)
FedEx Corp.	Bank of America N.A.	9,135,463	02/15/28	0.00%	1D OBFR01	Monthly	(108,877)
FedEx Corp.	BNP Paribas SA	2,740,695	06/16/26	0.20%	1D OBFR01	Monthly	(21,944)
Fidelity National Information Services, Inc.	BNP Paribas SA	6,442,852	06/16/26	0.20%	1D OBFR01	Monthly	(14,509)
Fiserv, Inc.	BNP Paribas SA	1,102,426	06/16/26	0.20%	1D OBFR01	Monthly	(4,129)
Fiserv, Inc.	Citibank N.A.	31,353,439	02/24/28	0.20%	1D OBFR01	Monthly	(662,525)
Gap, Inc.	Bank of America N.A.	19,047,160	02/15/28	0.00%	1D OBFR01	Monthly	(793,105)
Gap, Inc.	Barclays Bank PLC	29,257,817	01/23/26	0.20%	1D OBFR01	Monthly	(1,670,336)
Gen Digital, Inc.	Citibank N.A.	6,313,064	02/24/28	0.20%	1D OBFR01	Monthly	(120,704)
General Electric Co.	Goldman Sachs Bank USA	29,784,981	08/18/26	0.20%	1D FEDL01	Monthly	697,668
General Electric Co.	Goldman Sachs Bank USA	13,169,681	08/18/26	0.20%	1D FEDL01	Monthly	308,480
General Mills, Inc.	Goldman Sachs Bank USA	24,099,785	08/18/26	0.20%	1D FEDL01	Monthly	(336,890)
Gilead Sciences, Inc.	Barclays Bank PLC	197,042	01/23/26	0.20%	1D OBFR01	Monthly	(2,254)
H&R Block, Inc.	Barclays Bank PLC	27,853,385	01/23/26	0.20%	1D OBFR01	Monthly	426,243
H&R Block, Inc.	BNP Paribas SA	30,701,274	06/16/26	0.20%	1D OBFR01	Monthly	35,265
Hasbro, Inc.	BNP Paribas SA	33,550,989	06/16/26	0.20%	1D OBFR01	Monthly	372,329
HCA Healthcare, Inc.	Bank of America N.A.	10,711,117	02/15/28	0.00%	1D OBFR01	Monthly	(147,009)
HCA Healthcare, Inc.	Morgan Stanley & Co. International PLC	3,632,386	10/03/28	0.20%	1D FEDL01	Monthly	(42,233)
HEICO Corp.	Barclays Bank PLC	2,014,506	01/23/26	0.20%	1D OBFR01	Monthly	(66,171)
Hershey Co.	Morgan Stanley & Co. International PLC	15,915,361	10/03/28	0.20%	1D FEDL01	Monthly	(375,725)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
HF Sinclair Corp.	SG Americas Securities LLC	$ 11,267,029	08/12/27	0.20%	1D OBFR01	Monthly	$ (432,515)
Home Depot, Inc.	Barclays Bank PLC	29,317,064	01/23/26	0.20%	1D OBFR01	Monthly	(193,816)
Honeywell International, Inc.	Bank of America N.A.	1,442,965	02/15/28	0.20%	1D OBFR01	Monthly	(17,247)
Honeywell International, Inc.	HSBC Bank PLC	2,723,108	02/09/28	0.20%	1D OBFR01	Monthly	43,854
Host Hotels & Resorts, Inc.	BNP Paribas SA	20,313,853	06/16/26	0.20%	1D OBFR01	Monthly	(991,717)
Howmet Aerospace, Inc.	Goldman Sachs Bank USA	28,954,043	08/18/26	0.20%	1D FEDL01	Monthly	1,142,073
Illumina, Inc.	Bank of America N.A.	10,263,424	02/15/28	0.00%	1D OBFR01	Monthly	(218,535)
Invitation Homes, Inc.	BNP Paribas SA	33,577,414	06/16/26	0.20%	1D OBFR01	Monthly	1,110,926
Jabil, Inc.	Barclays Bank PLC	33,957,118	01/23/26	0.20%	1D OBFR01	Monthly	(260,095)
JB Hunt Transport Services, Inc.	Barclays Bank PLC	672,385	01/23/26	0.20%	1D OBFR01	Monthly	(17,654)
Johnson Controls International PLC	Citibank N.A.	30,668,494	02/24/28	0.20%	1D OBFR01	Monthly	(53,688)
Kimberly-Clark Corp.	Bank of America N.A.	33,531,563	02/15/28	0.20%	1D OBFR01	Monthly	(602,581)
Kinder Morgan, Inc.	HSBC Bank PLC	30,836,909	02/09/28	0.20%	1D OBFR01	Monthly	225,994
Kinder Morgan, Inc.	HSBC Bank PLC	18,975,556	02/09/28	0.20%	1D OBFR01	Monthly	139,066
Kohl’s Corp.	Barclays Bank PLC	1,055,789	01/23/26	0.20%	1D OBFR01	Monthly	(69,129)
Kohl’s Corp.	HSBC Bank PLC	23,740,309	02/09/28	0.20%	1D OBFR01	Monthly	(1,801,355)
Kraft Heinz Co.	BNP Paribas SA	29,342,719	06/16/26	0.20%	1D OBFR01	Monthly	(299,415)
Kroger Co.	Barclays Bank PLC	26,793,109	01/23/26	0.20%	1D OBFR01	Monthly	81,726
Kroger Co.	Barclays Bank PLC	16,821,539	01/23/26	0.20%	1D OBFR01	Monthly	51,310
L3Harris Technologies, Inc.	HSBC Bank PLC	5,639,369	02/09/28	0.20%	1D OBFR01	Monthly	234,380
Labcorp Holdings, Inc.	Goldman Sachs Bank USA	33,990,319	08/18/26	0.20%	1D FEDL01	Monthly	(1,572,609)
Lamb Weston Holdings, Inc.	Barclays Bank PLC	29,782,311	01/23/26	0.20%	1D OBFR01	Monthly	(520,428)
Lamb Weston Holdings, Inc.	SG Americas Securities LLC	38,450,455	08/12/27	0.20%	1D OBFR01	Monthly	(5,849,605)
Las Vegas Sands Corp.	Morgan Stanley & Co. International PLC	8,293,670	10/03/28	0.20%	1D FEDL01	Monthly	(60,761)
Leidos Holdings, Inc.	SG Americas Securities LLC	3,974,177	08/12/27	0.20%	1D OBFR01	Monthly	(78,078)
Linde PLC	Citibank N.A.	34,740,525	02/24/28	0.20%	1D OBFR01	Monthly	236,246
Lumen Technologies, Inc.	Barclays Bank PLC	25,630,378	01/23/26	0.20%	1D OBFR01	Monthly	(815)
Lumen Technologies, Inc.	Barclays Bank PLC	30,054,105	01/23/26	0.20%	1D OBFR01	Monthly	(4,282)
Macy’s, Inc.	Goldman Sachs Bank USA	31,519,961	08/18/26	0.20%	1D FEDL01	Monthly	(2,366,641)
Marathon Petroleum Corp.	Barclays Bank PLC	29,412,368	01/23/26	0.20%	1D OBFR01	Monthly	(386,490)
Marathon Petroleum Corp.	BNP Paribas SA	13,925,595	06/16/26	0.20%	1D OBFR01	Monthly	(152,460)
Marsh & McLennan Cos., Inc.	BNP Paribas SA	30,972,303	06/16/26	0.20%	1D OBFR01	Monthly	(294,344)
Martin Marietta Materials, Inc.	Goldman Sachs Bank USA	15,922,680	08/18/26	0.20%	1D FEDL01	Monthly	(276,480)
Masco Corp.	Barclays Bank PLC	34,512,118	01/23/26	0.20%	1D OBFR01	Monthly	(429,656)
Match Group, Inc.	Bank of America N.A.	31,742,298	02/15/28	0.20%	1D OBFR01	Monthly	(319,284)
Mattel, Inc.	BNP Paribas SA	425,067	06/16/26	0.20%	1D OBFR01	Monthly	(12,276)
McDonald’s Corp.	Barclays Bank PLC	30,900,070	01/23/26	0.20%	1D OBFR01	Monthly	(1,034,823)
MetLife, Inc.	BNP Paribas SA	23,138,731	06/16/26	0.20%	1D OBFR01	Monthly	(1,027,952)
Micron Technology, Inc.	BNP Paribas SA	25,764,230	06/16/26	0.20%	1D OBFR01	Monthly	534,589
Mid-America Apartment Communities, Inc.	Bank of America N.A.	32,944,102	02/15/28	0.20%	1D OBFR01	Monthly	1,541,695
Mohawk Industries, Inc.	BNP Paribas SA	9,389,234	06/16/26	0.20%	1D OBFR01	Monthly	(100,920)
Mondelez International, Inc., Class A	Bank of America N.A.	5,172,602	02/15/28	0.00%	1D OBFR01	Monthly	(66,934)
Mosaic Co.	Goldman Sachs Bank USA	34,460,705	08/18/26	0.20%	1D FEDL01	Monthly	(1,016,896)
Motorola Solutions, Inc.	BNP Paribas SA	32,578,753	06/16/26	0.20%	1D OBFR01	Monthly	1,650,190
Motorola Solutions, Inc.	Goldman Sachs Bank USA	29,287,059	08/18/26	0.20%	1D FEDL01	Monthly	1,476,288
MSCI, Inc., Class A	HSBC Bank PLC	21,221,676	02/09/28	0.20%	1D OBFR01	Monthly	1,452,707
Murphy USA, Inc.	Barclays Bank PLC	179,389	01/23/26	0.20%	1D OBFR01	Monthly	(3,050)
Netflix, Inc.	Bank of America N.A.	28,074,525	02/15/28	0.00%	1D OBFR01	Monthly	(79,758)
Newmont Corp.	BNP Paribas SA	29,604,341	06/16/26	0.20%	1D OBFR01	Monthly	47,514
Newmont Corp.	Citibank N.A.	34,737,724	02/24/28	0.20%	1D OBFR01	Monthly	(1,666,006)
Northrop Grumman Corp.	HSBC Bank PLC	18,544,754	02/09/28	0.20%	1D OBFR01	Monthly	545,876
NRG Energy, Inc.	HSBC Bank PLC	24,535,651	02/09/28	0.20%	1D OBFR01	Monthly	(615,096)
Nutrien Ltd.	Bank of America N.A.	34,190,000	02/15/28	0.20%	1D OBFR01	Monthly	(71,863)
Occidental Petroleum Corp.	Barclays Bank PLC	757,157	01/23/26	0.20%	1D OBFR01	Monthly	15,982
Otis Worldwide Corp.	Citibank N.A.	32,804,944	02/24/28	0.20%	1D OBFR01	Monthly	41,363
Ovintiv, Inc.	Barclays Bank PLC	16,913,603	01/23/26	0.20%	1D OBFR01	Monthly	580,303
Owens Corning	BNP Paribas SA	6,172,012	06/16/26	0.20%	1D OBFR01	Monthly	(166,362)
Packaging Corp. of America	Goldman Sachs Bank USA	30,485,310	08/19/26	0.20%	1D FEDL01	Monthly	260,902
PayPal Holdings, Inc.	BNP Paribas SA	1,062,178	06/16/26	0.20%	1D OBFR01	Monthly	(18,986)
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Pfizer, Inc.	Bank of America N.A.	$ 31,043,647	02/15/28	0.20%	1D OBFR01	Monthly	$ (1,797,078)
Pilgrim’s Pride Corp.	Morgan Stanley & Co. International PLC	34,604,492	10/03/28	0.20%	1D FEDL01	Monthly	(377,472)
Procter & Gamble Co.	HSBC Bank PLC	31,684,028	02/09/28	0.20%	1D OBFR01	Monthly	356,649
Public Storage	HSBC Bank PLC	33,052,734	02/09/28	0.20%	1D OBFR01	Monthly	(468,098)
PulteGroup, Inc.	BNP Paribas SA	1,806,953	06/16/26	0.20%	1D OBFR01	Monthly	(17,214)
Quest Diagnostics, Inc.	Barclays Bank PLC	22,659,169	01/23/26	0.20%	1D OBFR01	Monthly	(321,346)
Quest Diagnostics, Inc.	Citibank N.A.	29,230,471	02/24/28	0.20%	1D OBFR01	Monthly	(465,791)
Regal Rexnord Corp.	Barclays Bank PLC	31,924,415	01/23/26	0.20%	1D OBFR01	Monthly	(637,686)
Regency Centers Corp.	Barclays Bank PLC	2,606,967	01/23/26	0.20%	1D OBFR01	Monthly	(3,018)
Reinsurance Group of America, Inc.	SG Americas Securities LLC	24,605,636	08/12/27	0.20%	1D OBFR01	Monthly	1,933,076
Reliance, Inc.	Barclays Bank PLC	13,073,214	01/23/26	0.20%	1D OBFR01	Monthly	(294,183)
Rocket Cos, Inc., Class A	Bank of America N.A.	25,652,232	02/15/28	0.20%	1D OBFR01	Monthly	1,606,125
RTX Corp.	Goldman Sachs Bank USA	28,673,220	08/18/26	0.20%	1D FEDL01	Monthly	203,111
Ryder System, Inc.	BNP Paribas SA	28,736,883	06/16/26	0.20%	1D OBFR01	Monthly	113,054
Seagate Technology Holdings PLC	Barclays Bank PLC	33,169,820	01/23/26	0.20%	1D OBFR01	Monthly	(874,834)
Sempra	Bank of America N.A.	28,090,158	02/15/28	0.00%	1D OBFR01	Monthly	(2,196)
Service Corp. International	Morgan Stanley & Co. International PLC	5,626,361	10/03/28	0.20%	1D FEDL01	Monthly	(54,313)
Sherwin-Williams Co.	BNP Paribas SA	32,835,803	06/16/26	0.20%	1D OBFR01	Monthly	(441,876)
Sherwin-Williams Co.	Morgan Stanley & Co. International PLC	29,470,735	10/03/28	0.20%	1D FEDL01	Monthly	17,291
Sirius XM Holdings, Inc.	Goldman Sachs Bank USA	34,096,517	08/18/26	0.20%	1D FEDL01	Monthly	(2,026,177)
Sirius XM Holdings, Inc.	HSBC Bank PLC	31,281,993	02/09/28	0.20%	1D OBFR01	Monthly	(2,407,574)
Skyworks Solutions, Inc.	SG Americas Securities LLC	127,701	08/12/27	0.20%	1D OBFR01	Monthly	(5,700)
Smurfit WestRock PLC	HSBC Bank PLC	32,434,852	02/09/28	0.20%	1D OBFR01	Monthly	2,347,614
Snap, Inc., Class A	BNP Paribas SA	31,251,260	06/16/26	0.20%	1D OBFR01	Monthly	3,482,803
Southern Co.	BNP Paribas SA	1,013,111	06/16/26	0.20%	1D OBFR01	Monthly	19,598
Southern Copper Corp.	SG Americas Securities LLC	16,722,368	08/12/27	0.20%	1D OBFR01	Monthly	273,662
Stanley Black & Decker, Inc.	Bank of America N.A.	32,497,512	02/15/28	0.20%	1D OBFR01	Monthly	62,458
Sun Communities, Inc.	HSBC Bank PLC	33,850,545	02/09/28	0.20%	1D OBFR01	Monthly	(436,851)
Synchrony Financial	Barclays Bank PLC	162,600	01/23/26	0.20%	1D OBFR01	Monthly	(4,583)
Tapestry, Inc.	Barclays Bank PLC	33,861,202	01/23/26	0.20%	1D OBFR01	Monthly	(315,061)
TC Energy Corp.	Barclays Bank PLC	34,135,505	01/23/26	0.20%	1D OBFR01	Monthly	87,096
TC Energy Corp.	Goldman Sachs Bank USA	22,636,632	08/18/26	0.20%	1D FEDL01	Monthly	111,653
Teledyne Technologies, Inc.	Morgan Stanley & Co. International PLC	3,377,237	10/03/28	0.20%	1D FEDL01	Monthly	(48,298)
TELUS Corp.	Goldman Sachs Bank USA	20,940,640	08/18/26	0.20%	1D FEDL01	Monthly	622,193
Tenet Healthcare Corp.	Citibank N.A.	33,369,696	02/24/28	0.20%	1D OBFR01	Monthly	(192,001)
Tenet Healthcare Corp.	HSBC Bank PLC	30,797,518	02/09/28	0.20%	1D OBFR01	Monthly	(1,044,563)
T-Mobile US, Inc.	BNP Paribas SA	29,268,249	06/16/26	0.20%	1D OBFR01	Monthly	1,026,537
T-Mobile US, Inc.	BNP Paribas SA	595,118	06/16/26	0.20%	1D OBFR01	Monthly	22,124
TopBuild Corp.	Morgan Stanley & Co. International PLC	13,315,593	10/03/28	0.20%	1D FEDL01	Monthly	(361,426)
TransDigm Group, Inc.	Barclays Bank PLC	30,128,628	01/23/26	0.20%	1D OBFR01	Monthly	649,421
Transocean Ltd.	Barclays Bank PLC	29,199,664	01/23/26	0.20%	1D OBFR01	Monthly	873,125
Transocean Ltd.	BNP Paribas SA	7,176,749	06/16/26	0.20%	1D OBFR01	Monthly	87,950
Twilio, Inc., Class A	Bank of America N.A.	29,730,547	02/15/28	0.20%	1D OBFR01	Monthly	1,837,630
Tyson Foods, Inc., Class A	Barclays Bank PLC	20,431,317	01/23/26	0.20%	1D OBFR01	Monthly	(4,064)
U.S. Foods Holding Corp.	HSBC Bank PLC	709,673	02/09/28	0.20%	1D OBFR01	Monthly	4,361
Uber Technologies, Inc.	Barclays Bank PLC	33,432,233	01/23/26	0.20%	1D OBFR01	Monthly	185,140
UDR, Inc.	Goldman Sachs Bank USA	34,133,603	08/18/26	0.20%	1D FEDL01	Monthly	848,810
Union Pacific Corp.	Citibank N.A.	1,254,460	02/24/28	0.11%	1D OBFR01	Monthly	(17,592)
United Airlines Holdings, Inc.	SG Americas Securities LLC	24,933,524	08/12/27	0.20%	1D OBFR01	Monthly	1,385,102
United Parcel Service, Inc., Class B	HSBC Bank PLC	29,153,261	02/09/28	0.20%	1D OBFR01	Monthly	1,110,600
United Rentals, Inc.	BNP Paribas SA	11,587,752	06/16/26	0.20%	1D OBFR01	Monthly	10,613
United Rentals, Inc.	HSBC Bank PLC	19,975,107	02/09/28	0.20%	1D OBFR01	Monthly	580,003
Universal Health Services, Inc., Class B	SG Americas Securities LLC	29,623,815	08/12/27	0.19%	1D OBFR01	Monthly	(1,057,527)
Valero Energy Corp.	Bank of America N.A.	30,080,914	02/15/28	0.20%	1D OBFR01	Monthly	(887,295)
VeriSign, Inc.	BNP Paribas SA	33,223,911	06/16/26	0.20%	1D OBFR01	Monthly	146,972

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Verisk Analytics, Inc., Class A	Barclays Bank PLC	$ 33,946,437	01/23/26	0.20%	1D OBFR01	Monthly	$ 500,481
VICI Properties, Inc.	BNP Paribas SA	33,619,531	06/16/26	0.20%	1D OBFR01	Monthly	(557,610)
Vistra Corp.	Barclays Bank PLC	29,491,049	01/23/26	0.20%	1D OBFR01	Monthly	(43,807)
Walt Disney Co.	Morgan Stanley & Co. International PLC	21,766,320	10/03/28	0.20%	1D FEDL01	Monthly	269,222
WEC Energy Group, Inc.	BNP Paribas SA	11,651,545	06/16/26	0.20%	1D OBFR01	Monthly	22,139
Weyerhaeuser Co.	Barclays Bank PLC	10,650,627	01/23/26	0.20%	1D OBFR01	Monthly	(8,984)
Weyerhaeuser Co.	Citibank N.A.	31,119,351	02/24/28	0.20%	1D OBFR01	Monthly	(26,250)
Williams Cos, Inc.	Bank of America N.A.	100,938	02/15/28	0.20%	1D OBFR01	Monthly	1,069
Workday, Inc., Class A	HSBC Bank PLC	6,544,360	02/09/28	0.20%	1D OBFR01	Monthly	(90,651)
WP Carey, Inc.	Barclays Bank PLC	9,042,378	01/23/26	0.20%	1D OBFR01	Monthly	(8,422)
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	18,092,875	10/03/28	0.20%	1D FEDL01	Monthly	(795,077)
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	35,254,364	10/03/28	0.20%	1D FEDL01	Monthly	(905,937)
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	28,605,082	10/03/28	0.20%	1D FEDL01	Monthly	(735,070)
Zimmer Biomet Holdings, Inc.	HSBC Bank PLC	818,704	02/09/28	0.20%	1D OBFR01	Monthly	(24,980)
Zoetis, Inc., Class A	Bank of America N.A.	33,489,442	02/15/28	0.20%	1D OBFR01	Monthly	1,339,799
Total long positions of equity swaps							(1,941,349)
Short Contracts(b)
AbbVie, Inc.	HSBC Bank PLC	(7,013,624)	02/09/28	(0.15)%	1D OBFR01	Monthly	(152,279)
Advance Auto Parts, Inc.	Barclays Bank PLC	(33,622,309)	01/23/26	(0.20)%	1D OBFR01	Monthly	1,203,032
AES Corp.	HSBC Bank PLC	(14,856,437)	02/09/28	(0.15)%	1D OBFR01	Monthly	(514,509)
AES Corp.	Morgan Stanley & Co. International PLC	(372,806)	10/03/28	(0.15)%	1D FEDL01	Monthly	(12,911)
Aflac, Inc.	Goldman Sachs Bank USA	(34,075,181)	08/18/26	(0.15)%	1D FEDL01	Monthly	375,897
AGCO Corp.	Barclays Bank PLC	(14,675,482)	01/23/26	(0.20)%	1D OBFR01	Monthly	201,186
Agilent Technologies, Inc.	Barclays Bank PLC	(3,558,717)	01/23/26	(0.20)%	1D OBFR01	Monthly	62,943
Albemarle Corp.	Goldman Sachs Bank USA	(5,808,798)	08/19/26	(0.15)%	1D FEDL01	Monthly	(400,277)
Alliant Energy Corp.	Goldman Sachs Bank USA	(6,465,069)	08/18/26	(0.15)%	1D FEDL01	Monthly	60,154
Allison Transmission Holdings, Inc.	HSBC Bank PLC	(17,366,304)	02/09/28	(0.15)%	1D OBFR01	Monthly	135,023
Ally Financial, Inc.	Bank of America N.A.	(27,968,236)	02/15/28	(0.15)%	1D OBFR01	Monthly	(274,382)
Ally Financial, Inc.	Barclays Bank PLC	(2,603,230)	01/23/26	(0.20)%	1D OBFR01	Monthly	62,823
Amazon.com, Inc.	Citibank N.A.	(33,432,330)	02/24/28	0.24%	1D OBFR01	Monthly	(349,793)
Amazon.com, Inc.	Citibank N.A.	(26,751,894)	02/24/28	0.30%	1D OBFR01	Monthly	(279,898)
Amazon.com, Inc.	Morgan Stanley & Co. International PLC	(3,963,717)	10/03/28	(0.15)%	1D FEDL01	Monthly	(41,471)
Amcor PLC	BNP Paribas SA	(2,233,943)	06/16/26	(0.15)%	1D OBFR01	Monthly	(24,370)
American Express Co.	Bank of America N.A.	(7,661,729)	02/15/28	0.00%	1D OBFR01	Monthly	252,741
American International Group, Inc.	HSBC Bank PLC	(7,237,238)	02/09/28	(0.15)%	1D OBFR01	Monthly	(808,140)
Americold Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(11,572,619)	10/03/28	(0.15)%	1D FEDL01	Monthly	(109,431)
Amgen, Inc.	Barclays Bank PLC	(30,829,874)	01/23/26	0.30%	1D OBFR01	Monthly	379,571
Amgen, Inc.	HSBC Bank PLC	(6,730,411)	02/09/28	(0.15)%	1D OBFR01	Monthly	(127,388)
Amkor Technology, Inc.	SG Americas Securities LLC	(32,040,761)	08/12/27	(0.15)%	1D OBFR01	Monthly	3,506,354
APA Corp.	Barclays Bank PLC	(31,462,879)	01/23/26	(0.15)%	1D OBFR01	Monthly	(64,447)
Apollo Global Management, Inc.	HSBC Bank PLC	(32,012,562)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,719,702)
Arrow Electronics, Inc.	BNP Paribas SA	(25,157,145)	06/16/26	0.08%	1D OBFR01	Monthly	727,265
Arthur J Gallagher & Co.	Bank of America N.A.	(3,105,535)	02/15/28	(0.15)%	1D OBFR01	Monthly	(31,517)
Arthur J Gallagher & Co.	BNP Paribas SA	(16,357,221)	06/16/26	(0.15)%	1D OBFR01	Monthly	(170,661)
AT&T, Inc.	Barclays Bank PLC	(15,201,205)	01/23/26	(0.15)%	1D OBFR01	Monthly	(337,805)
AT&T, Inc.	BNP Paribas SA	(14,018,266)	06/16/26	(0.15)%	1D OBFR01	Monthly	(290,593)
AutoNation, Inc.	HSBC Bank PLC	(14,621,974)	02/09/28	(0.15)%	1D OBFR01	Monthly	568,326
Avis Budget Group, Inc.	BNP Paribas SA	(7,573,843)	06/16/26	0.10%	1D OBFR01	Monthly	17,078
Avis Budget Group, Inc.	Goldman Sachs Bank USA	(8,800,139)	08/18/26	(0.78)%	1D FEDL01	Monthly	19,843
Baker Hughes Co., Class A	Goldman Sachs Bank USA	(32,227,685)	08/18/26	(0.15)%	1D FEDL01	Monthly	927,860
Baxter International, Inc.	Goldman Sachs Bank USA	(3,676,544)	08/18/26	(0.15)%	1D FEDL01	Monthly	41,994
Baxter International, Inc.	SG Americas Securities LLC	(28,788,971)	08/12/27	(0.15)%	1D OBFR01	Monthly	(197,650)
Becton Dickinson & Co.	BNP Paribas SA	(732,235)	06/16/26	(0.10)%	1D OBFR01	Monthly	10,876
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Biogen, Inc.	BNP Paribas SA	$ (34,033,808)	06/16/26	(0.15)%	1D OBFR01	Monthly	$ (48,415)
Bio-Rad Laboratories, Inc., Class A	Barclays Bank PLC	(8,326,368)	01/23/26	(0.20)%	1D OBFR01	Monthly	50,802
Boeing Co.	Goldman Sachs Bank USA	(29,222,306)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,652,376)
Boeing Co.	SG Americas Securities LLC	(16,012,399)	08/12/27	(0.15)%	1D OBFR01	Monthly	(39,283)
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	(14,559,467)	01/23/26	(0.20)%	1D OBFR01	Monthly	358,558
Boston Scientific Corp.	Barclays Bank PLC	(23,458,997)	01/23/26	(0.20)%	1D OBFR01	Monthly	208,758
Broadcom, Inc.	Goldman Sachs Bank USA	(18,113,186)	08/18/26	(0.15)%	1D FEDL01	Monthly	(85,444)
Brookfield Corp., Class A	Bank of America N.A.	(3,186,245)	02/15/28	(0.15)%	1D OBFR01	Monthly	(40,786)
Brookfield Corp., Class A	Goldman Sachs Bank USA	(30,006,865)	08/18/26	(0.15)%	1D FEDL01	Monthly	(384,109)
Brown & Brown, Inc.	Goldman Sachs Bank USA	(32,518,374)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,038,787
Brown-Forman Corp., Cass B	Goldman Sachs Bank USA	(4,009,046)	08/18/26	(0.15)%	1D FEDL01	Monthly	490,946
Brown-Forman Corp., Class B	Bank of America N.A.	(30,968,775)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,394,976
Caesars Entertainment, Inc.	Barclays Bank PLC	(23,616,428)	01/23/26	(0.20)%	1D OBFR01	Monthly	1,538,560
Caesars Entertainment, Inc.	HSBC Bank PLC	(29,577,113)	02/09/28	(0.15)%	1D OBFR01	Monthly	460,586
Campbell Co.	Goldman Sachs Bank USA	(29,213,594)	08/18/26	(0.15)%	1D FEDL01	Monthly	427,925
Campbell Co.	HSBC Bank PLC	(6,011,958)	02/09/28	(0.15)%	1D OBFR01	Monthly	444,479
Canadian Natural Resources Ltd.	Bank of America N.A.	(22,062,231)	02/15/28	(0.15)%	1D OBFR01	Monthly	(973,134)
Canadian Natural Resources Ltd.	BNP Paribas SA	(7,702,950)	06/16/26	(0.15)%	1D OBFR01	Monthly	(352,538)
Capital One Financial Corp.	BNP Paribas SA	(7,920,684)	06/16/26	0.05%	1D OBFR01	Monthly	(84,224)
Capital One Financial Corp.	BNP Paribas SA	(3,048,843)	06/16/26	0.05%	1D OBFR01	Monthly	26,856
Capital One Financial Corp.	HSBC Bank PLC	(21,487,299)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,096,776)
Cardinal Health, Inc.	Goldman Sachs Bank USA	(182,164)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,047)
CDW Corp.	BNP Paribas SA	(1,291,171)	06/16/26	(0.10)%	1D OBFR01	Monthly	77,356
Celanese Corp., Class A	Bank of America N.A.	(14,695,931)	02/15/28	(0.15)%	1D OBFR01	Monthly	72,632
Celanese Corp., Class A	Goldman Sachs Bank USA	(11,504,125)	08/18/26	(0.15)%	1D FEDL01	Monthly	56,857
Cenovus Energy, Inc.	Bank of America N.A.	(4,655,161)	02/15/28	0.00%	1D OBFR01	Monthly	190,007
Cenovus Energy, Inc.	BNP Paribas SA	(11,195,392)	06/16/26	(0.15)%	1D OBFR01	Monthly	385,864
Centene Corp.	Barclays Bank PLC	(33,672,057)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,011,426)
Charter Communications, Inc., Class A	Goldman Sachs Bank USA	(34,124,732)	08/18/26	(0.15)%	1D FEDL01	Monthly	125,411
Charter Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(30,084,071)	10/03/28	(0.15)%	1D FEDL01	Monthly	(398,648)
Chevron Corp.	SG Americas Securities LLC	(27,440,145)	08/12/27	(0.12)%	1D OBFR01	Monthly	(692,912)
Chubb Ltd.	Bank of America N.A.	(29,149,573)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,372)
Cisco Systems, Inc.	Barclays Bank PLC	(30,230,835)	01/23/26	(0.15)%	1D OBFR01	Monthly	417,991
Cisco Systems, Inc.	Barclays Bank PLC	(33,722,430)	01/23/26	(0.15)%	1D OBFR01	Monthly	466,268
Cleveland-Cliffs, Inc.	BNP Paribas SA	(18,926,470)	06/16/26	(0.15)%	1D OBFR01	Monthly	(786,747)
Coca-Cola Co.	Barclays Bank PLC	(33,429,719)	01/23/26	0.20%	1D OBFR01	Monthly	142,842
Coca-Cola Consolidated, Inc.	HSBC Bank PLC	(678,281)	02/09/28	(0.15)%	1D OBFR01	Monthly	44,999
Coca-Cola Consolidated, Inc.	SG Americas Securities LLC	(2,709,477)	08/12/27	(0.15)%	1D OBFR01	Monthly	187,539
Comcast Corp., Class A	SG Americas Securities LLC	(6,159,718)	08/12/27	(0.08)%	1D OBFR01	Monthly	40,248
Conagra Brands, Inc.	Barclays Bank PLC	(1,981,458)	01/23/26	(0.20)%	1D OBFR01	Monthly	1,384
Conagra Brands, Inc.	BNP Paribas SA	(30,792,366)	06/16/26	0.05%	1D OBFR01	Monthly	1,025,882
ConocoPhillips	BNP Paribas SA	(20,321,021)	06/16/26	0.05%	1D OBFR01	Monthly	127,659
Constellation Brands, Inc., Class A	BNP Paribas SA	(8,920,601)	06/16/26	(0.15)%	1D OBFR01	Monthly	312,311
Corning, Inc.	BNP Paribas SA	(3,054,333)	06/16/26	(0.15)%	1D OBFR01	Monthly	19,066
Coterra Energy, Inc.	Bank of America N.A.	(983,838)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,873)
Coterra Energy, Inc.	Barclays Bank PLC	(5,703,516)	01/23/26	(0.20)%	1D OBFR01	Monthly	(178,794)
CSX Corp.	BNP Paribas SA	(34,823,160)	06/16/26	(0.15)%	1D OBFR01	Monthly	871,047
Cummins, Inc.	Barclays Bank PLC	(21,108,213)	01/23/26	0.08%	1D OBFR01	Monthly	358,931
D.R. Horton, Inc.	BNP Paribas SA	(10,855,889)	06/16/26	0.20%	1D OBFR01	Monthly	863,087
D.R. Horton, Inc.	BNP Paribas SA	(31,461,673)	06/16/26	0.20%	1D OBFR01	Monthly	2,351,626
Danaher Corp.	Barclays Bank PLC	(29,703,547)	01/23/26	(0.20)%	1D OBFR01	Monthly	(118,548)
Danaher Corp.	Barclays Bank PLC	(33,263,695)	01/23/26	(0.20)%	1D OBFR01	Monthly	(132,757)
Deere & Co.	HSBC Bank PLC	(29,420,087)	02/09/28	(0.15)%	1D OBFR01	Monthly	51,000
Dell Technologies, Inc., Class C	BNP Paribas SA	(20,542,405)	06/16/26	(0.15)%	1D OBFR01	Monthly	728,767
Dell Technologies, Inc., Class C	HSBC Bank PLC	(6,750,070)	02/09/28	(0.15)%	1D OBFR01	Monthly	698,515
Delta Air Lines, Inc.	BNP Paribas SA	(30,870,030)	06/16/26	(0.15)%	1D OBFR01	Monthly	809,976
Devon Energy Corp.	HSBC Bank PLC	(19,775,120)	02/09/28	(0.15)%	1D OBFR01	Monthly	494,773
Dick’s Sporting Goods, Inc.	HSBC Bank PLC	(23,256,383)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,261,071

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	$ (12,070,499)	08/12/27	(0.15)%	1D OBFR01	Monthly	$ 667,823
Dow, Inc.	Barclays Bank PLC	(27,584,427)	01/23/26	(0.20)%	1D OBFR01	Monthly	47,113
Dow, Inc.	BNP Paribas SA	(33,432,593)	06/16/26	(0.15)%	1D OBFR01	Monthly	93,368
DuPont de Nemours, Inc.	SG Americas Securities LLC	(4,860,578)	08/12/27	(0.15)%	1D OBFR01	Monthly	87,471
Eagle Materials, Inc.	BNP Paribas SA	(565,401)	06/16/26	(0.15)%	1D OBFR01	Monthly	41,261
Edison International	HSBC Bank PLC	(11,019,420)	02/09/28	(0.15)%	1D OBFR01	Monthly	(784,713)
Elevance Health, Inc.	BNP Paribas SA	(11,318,907)	06/16/26	0.20%	1D OBFR01	Monthly	317,596
Enbridge, Inc.	Bank of America N.A.	(17,929,063)	02/15/28	0.00%	1D OBFR01	Monthly	(56,404)
Enbridge, Inc.	Barclays Bank PLC	(11,693,498)	01/23/26	(0.15)%	1D OBFR01	Monthly	(249,701)
EQT Corp.	Goldman Sachs Bank USA	(12,219,217)	08/18/26	(0.15)%	1D FEDL01	Monthly	347,728
Estee Lauder Cos, Inc., Class A	Morgan Stanley & Co. International PLC	(17,950,067)	10/03/28	(0.15)%	1D FEDL01	Monthly	649,275
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(16,301,422)	08/12/27	0.02%	1D OBFR01	Monthly	(307,694)
Expedia Group, Inc.	BNP Paribas SA	(29,087,102)	06/16/26	0.20%	1D OBFR01	Monthly	220,363
Expedia Group, Inc.	Goldman Sachs Bank USA	(12,286,635)	08/18/26	0.00%	1D FEDL01	Monthly	14,495
FactSet Research Systems, Inc.	SG Americas Securities LLC	(5,677,223)	08/12/27	(0.15)%	1D OBFR01	Monthly	(31,685)
Fidelity National Financial, Inc., Class A	Barclays Bank PLC	(5,358,325)	01/23/26	(0.20)%	1D OBFR01	Monthly	51,522
FirstEnergy Corp.	BNP Paribas SA	(29,399,264)	06/16/26	0.05%	1D OBFR01	Monthly	(156,637)
Flex Ltd.	SG Americas Securities LLC	(2,649,366)	08/12/27	(0.15)%	1D OBFR01	Monthly	182,478
FMC Corp.	Barclays Bank PLC	(32,770,238)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,715,589)
Ford Motor Co.	BNP Paribas SA	(16,886,879)	06/16/26	0.30%	1D OBFR01	Monthly	655,681
Ford Motor Co.	BNP Paribas SA	(21,881,735)	06/16/26	0.30%	1D OBFR01	Monthly	817,392
Fox Corp., Class A	Barclays Bank PLC	(399,679)	01/23/26	(0.20)%	1D OBFR01	Monthly	(14)
Freeport-McMoRan, Inc.	Barclays Bank PLC	(29,736,416)	01/23/26	(0.20)%	1D OBFR01	Monthly	(88,082)
Freeport-McMoRan, Inc.	Morgan Stanley & Co. International PLC	(276,928)	10/03/28	(0.15)%	1D FEDL01	Monthly	6,014
FTAI Aviation Ltd.	HSBC Bank PLC	(16,563,604)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,811,360)
Gartner, Inc.	Barclays Bank PLC	(32,123,952)	01/23/26	(0.20)%	1D OBFR01	Monthly	(143,669)
General Motors Co.	BNP Paribas SA	(30,056,491)	06/16/26	0.08%	1D OBFR01	Monthly	241,977
Genuine Parts Co.	Barclays Bank PLC	(32,764,610)	01/23/26	(0.20)%	1D OBFR01	Monthly	584,379
Global Payments, Inc.	Barclays Bank PLC	(11,642,110)	01/23/26	(0.20)%	1D OBFR01	Monthly	557,114
Globe Life, Inc.	BNP Paribas SA	(3,789,423)	06/16/26	(0.10)%	1D OBFR01	Monthly	12,224
Goodyear Tire & Rubber Co.	Barclays Bank PLC	(27,697,457)	01/23/26	(0.20)%	1D OBFR01	Monthly	94,531
Goodyear Tire & Rubber Co.	HSBC Bank PLC	(13,214,190)	02/09/28	(0.15)%	1D OBFR01	Monthly	(340,412)
Graphic Packaging Holding Co.	BNP Paribas SA	(18,224,377)	06/16/26	(0.15)%	1D OBFR01	Monthly	403,157
Halliburton Co.	Barclays Bank PLC	(1,346,552)	01/23/26	(0.20)%	1D OBFR01	Monthly	(3,344)
Halliburton Co.	HSBC Bank PLC	(30,116,053)	02/09/28	(0.15)%	1D OBFR01	Monthly	(193,052)
Hartford Insurance Group, Inc.	Barclays Bank PLC	(31,481,503)	01/23/26	(0.20)%	1D OBFR01	Monthly	394,788
Hewlett Packard Enterprise Co.	BNP Paribas SA	(33,074,811)	06/16/26	(0.15)%	1D OBFR01	Monthly	41,258
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(27,839,217)	02/15/28	(0.15)%	1D OBFR01	Monthly	(136,347)
Hilton Worldwide Holdings, Inc.	Morgan Stanley & Co. International PLC	(2,606,035)	10/03/28	(0.15)%	1D FEDL01	Monthly	47,212
HP, Inc.	BNP Paribas SA	(8,128,158)	06/16/26	(0.15)%	1D OBFR01	Monthly	733,492
Humana, Inc.	Goldman Sachs Bank USA	(32,941,483)	08/18/26	(0.15)%	1D FEDL01	Monthly	924,977
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(17,971,807)	06/16/26	(0.15)%	1D OBFR01	Monthly	(595,675)
Hyatt Hotels Corp., Class A	Barclays Bank PLC	(25,133,128)	01/23/26	(0.15)%	1D OBFR01	Monthly	852,664
Hyatt Hotels Corp., Class A	BNP Paribas SA	(9,540,378)	06/16/26	(0.15)%	1D OBFR01	Monthly	348,591
Intel Corp.	HSBC Bank PLC	(18,097,922)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,434,067
International Business Machines Corp.	BNP Paribas SA	(10,133,616)	06/16/26	0.30%	1D OBFR01	Monthly	408,746
International Business Machines Corp.	Goldman Sachs Bank USA	(34,669,309)	08/18/26	0.30%	1D FEDL01	Monthly	1,398,409
International Flavors & Fragrances, Inc.	HSBC Bank PLC	(15,799,913)	02/09/28	(0.15)%	1D OBFR01	Monthly	(506,647)
International Paper Co.	Bank of America N.A.	(6,944,140)	02/15/28	(0.15)%	1D OBFR01	Monthly	(142,121)
IQVIA Holdings, Inc.	Goldman Sachs Bank USA	(17,578,436)	08/18/26	(0.15)%	1D FEDL01	Monthly	(139,917)
Iron Mountain, Inc.	Barclays Bank PLC	(23,284,905)	01/23/26	(0.15)%	1D OBFR01	Monthly	(554,676)
Iron Mountain, Inc.	BNP Paribas SA	(6,776,853)	06/16/26	0.05%	1D OBFR01	Monthly	(96,965)
J M Smucker Co.	BNP Paribas SA	(1,479,546)	06/16/26	0.05%	1D OBFR01	Monthly	56,312
KB Home	Bank of America N.A.	(23,521,875)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,108,506
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
KB Home	BNP Paribas SA	$ (1,538,225)	06/16/26	(0.10)%	1D OBFR01	Monthly	$ 203,282
KB Home	Goldman Sachs Bank USA	(2,504,385)	08/18/26	(0.15)%	1D FEDL01	Monthly	330,964
KKR & Co., Inc., Class A	Bank of America N.A.	(25,047,833)	02/15/28	0.30%	1D OBFR01	Monthly	1,361,921
KKR & Co., Inc., Class A	Goldman Sachs Bank USA	(8,843,076)	08/18/26	(0.15)%	1D FEDL01	Monthly	455,147
Lennar Corp., Class A	Barclays Bank PLC	(27,680,548)	01/23/26	(0.15)%	1D OBFR01	Monthly	1,059,460
Lennar Corp., Class A	BNP Paribas SA	(36,271,551)	06/16/26	(0.15)%	1D OBFR01	Monthly	4,786,790
Lennar Corp., Class A	Morgan Stanley & Co. International PLC	(742,154)	10/03/28	(0.15)%	1D FEDL01	Monthly	20,910
Lincoln National Corp.	Barclays Bank PLC	(18,171,032)	01/23/26	(0.20)%	1D OBFR01	Monthly	613,165
LKQ Corp.	HSBC Bank PLC	(14,758,084)	02/09/28	(0.15)%	1D OBFR01	Monthly	(679,884)
Lowe’s Cos., Inc.	Barclays Bank PLC	(29,397,465)	01/23/26	(0.15)%	1D OBFR01	Monthly	110,512
Lowe’s Cos., Inc.	SG Americas Securities LLC	(3,572,922)	08/12/27	(0.03)%	1D OBFR01	Monthly	89,125
LyondellBasell Industries NV, Class A	SG Americas Securities LLC	(32,306,532)	08/12/27	(0.15)%	1D OBFR01	Monthly	(757,564)
Macy’s, Inc.	Bank of America N.A.	(619,491)	02/15/28	(0.15)%	1D OBFR01	Monthly	24,229
Marriott International, Inc., Class A	Barclays Bank PLC	(34,737,772)	01/23/26	(0.20)%	1D OBFR01	Monthly	388,620
Marriott International, Inc., Class A	BNP Paribas SA	(30,486,524)	06/16/26	0.07%	1D OBFR01	Monthly	(172,944)
Marvell Technology, Inc.	Goldman Sachs Bank USA	(19,093,046)	08/18/26	0.30%	1D FEDL01	Monthly	(145,151)
Matador Resources Co.	Barclays Bank PLC	(2,356,718)	01/23/26	(0.20)%	1D OBFR01	Monthly	(28,665)
McCormick & Co., Inc.	Barclays Bank PLC	(250,285)	01/23/26	(0.20)%	1D OBFR01	Monthly	1,343
McKesson Corp.	SG Americas Securities LLC	(8,189,954)	08/12/27	(0.15)%	1D OBFR01	Monthly	(229,503)
Merck & Co., Inc.	HSBC Bank PLC	(32,176,119)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,069,064)
Meritage Homes Corp.	Goldman Sachs Bank USA	(26,974,283)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,943,041
MetLife, Inc.	Barclays Bank PLC	(10,842,409)	01/23/26	(0.20)%	1D OBFR01	Monthly	321,207
MetLife, Inc.	BNP Paribas SA	(20,269,190)	06/16/26	0.05%	1D OBFR01	Monthly	900,471
MGM Resorts International	BNP Paribas SA	(3,777,432)	06/16/26	(0.15)%	1D OBFR01	Monthly	88,184
Millrose Properties, Inc., Class A	Barclays Bank PLC	(2,651,135)	01/23/26	(0.20)%	1D OBFR01	Monthly	(69,215)
Molina Healthcare, Inc.	HSBC Bank PLC	(31,650,639)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,669,610)
Moody’s Corp.	Barclays Bank PLC	(221,256)	01/23/26	(0.20)%	1D OBFR01	Monthly	2,101
Murphy Oil Corp.	Barclays Bank PLC	(29,819,873)	01/23/26	(0.20)%	1D OBFR01	Monthly	423,311
NextEra Energy, Inc.	Goldman Sachs Bank USA	(26,171,111)	08/18/26	(0.15)%	1D FEDL01	Monthly	439,123
NextEra Energy, Inc.	Goldman Sachs Bank USA	(29,935,013)	08/19/26	(0.15)%	1D FEDL01	Monthly	502,278
NiSource, Inc.	HSBC Bank PLC	(222,343)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,368)
Norwegian Cruise Line Holdings Ltd.	BNP Paribas SA	(32,098,891)	06/16/26	(0.15)%	1D OBFR01	Monthly	(332,270)
NRG Energy, Inc.	Barclays Bank PLC	(14,908,266)	01/23/26	(0.20)%	1D OBFR01	Monthly	(11,726)
Nucor Corp.	SG Americas Securities LLC	(33,595,892)	08/12/27	(0.15)%	1D OBFR01	Monthly	(803,518)
Occidental Petroleum Corp.	HSBC Bank PLC	(31,018,080)	02/09/28	(0.15)%	1D OBFR01	Monthly	168,581
Omega Healthcare Investors, Inc.	Goldman Sachs Bank USA	(1,794,205)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,057
Omega Healthcare Investors, Inc.	HSBC Bank PLC	(992,292)	02/09/28	(0.15)%	1D OBFR01	Monthly	27,631
Omnicom Group, Inc.	Bank of America N.A.	(3,292,293)	02/15/28	(0.15)%	1D OBFR01	Monthly	(69,249)
Omnicom Group, Inc.	Barclays Bank PLC	(32,955,473)	01/23/26	(0.20)%	1D OBFR01	Monthly	(460,653)
OneMain Holdings, Inc.	Morgan Stanley & Co. International PLC	(31,381,557)	10/03/28	(0.15)%	1D FEDL01	Monthly	730,542
ONEOK, Inc.	BNP Paribas SA	(1,432,315)	06/16/26	(0.15)%	1D OBFR01	Monthly	(28,204)
Open Text Corp.	Bank of America N.A.	(2,139,351)	02/15/28	(0.15)%	1D OBFR01	Monthly	50,647
Open Text Corp.	Citibank N.A.	(3,031,067)	02/24/28	(0.15)%	1D OBFR01	Monthly	110,270
Open Text Corp.	Goldman Sachs Bank USA	(5,256,910)	08/18/26	(0.15)%	1D FEDL01	Monthly	124,452
Oracle Corp.	BNP Paribas SA	(29,020,100)	06/16/26	0.09%	1D OBFR01	Monthly	(1,580,770)
Oracle Corp.	BNP Paribas SA	(32,367,410)	06/16/26	0.09%	1D OBFR01	Monthly	(1,762,696)
Ovintiv, Inc.	Bank of America N.A.	(12,260,017)	02/15/28	0.00%	1D OBFR01	Monthly	(205,460)
PepsiCo, Inc.	Goldman Sachs Bank USA	(30,455,022)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,288,457
Performance Food Group Co.	HSBC Bank PLC	(3,871,504)	02/09/28	(0.15)%	1D OBFR01	Monthly	102,687
PG&E Corp.	HSBC Bank PLC	(28,942,323)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,184,271)
Philip Morris International, Inc., CDI	Barclays Bank PLC	(587,055)	01/23/26	(0.20)%	1D OBFR01	Monthly	(9)
Post Holdings, Inc.	BNP Paribas SA	(30,053,160)	06/16/26	(0.15)%	1D OBFR01	Monthly	(72,996)
Principal Financial Group, Inc.	SG Americas Securities LLC	(694,612)	08/12/27	(0.15)%	1D OBFR01	Monthly	7,368
Prologis, Inc.	BNP Paribas SA	(33,129,758)	06/16/26	0.08%	1D OBFR01	Monthly	760,671
Prudential Financial, Inc.	Barclays Bank PLC	(18,329,957)	01/23/26	(0.20)%	1D OBFR01	Monthly	312,841
Prudential Financial, Inc.	Citibank N.A.	(3,685,790)	02/24/28	(0.15)%	1D OBFR01	Monthly	62,906
Prudential Financial, Inc.	HSBC Bank PLC	(8,278,499)	02/09/28	(0.15)%	1D OBFR01	Monthly	(115,258)
PulteGroup, Inc.	Barclays Bank PLC	(19,621,229)	01/23/26	(0.20)%	1D OBFR01	Monthly	304,754
Quanta Services, Inc.	HSBC Bank PLC	(34,158,445)	02/09/28	(0.15)%	1D OBFR01	Monthly	3,026,455

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Raymond James Financial, Inc.	Goldman Sachs Bank USA	$ (33,197,292)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ 456,684
Rogers Communications, Inc., Cass B	Goldman Sachs Bank USA	(2,643,430)	08/18/26	(0.15)%	1D FEDL01	Monthly	(76,412)
Rogers Communications, Inc., Class B	BNP Paribas SA	(30,370,021)	06/16/26	(0.15)%	1D OBFR01	Monthly	(877,890)
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(26,161,437)	08/12/27	(0.15)%	1D OBFR01	Monthly	(2,725,470)
Royalty Pharma PLC, Class A	Bank of America N.A.	(206,521)	02/15/28	(0.15)%	1D OBFR01	Monthly	(590)
S&P Global, Inc.	SG Americas Securities LLC	(15,999,760)	08/12/27	(0.15)%	1D OBFR01	Monthly	(275,261)
Sempra	Bank of America N.A.	(33,233,013)	02/15/28	0.00%	1D OBFR01	Monthly	106,428
Simon Property Group, Inc.	Barclays Bank PLC	(17,060,164)	01/23/26	(0.20)%	1D OBFR01	Monthly	141,665
SLB Ltd.	Barclays Bank PLC	(33,192,707)	01/23/26	(0.20)%	1D OBFR01	Monthly	(43,299)
SLM Corp.	HSBC Bank PLC	(10,383,068)	02/09/28	(0.15)%	1D OBFR01	Monthly	197,684
Somnigroup International, Inc.	Bank of America N.A.	(30,424,878)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,204,427
Southern Co.	Barclays Bank PLC	(29,768,584)	01/23/26	(0.20)%	1D OBFR01	Monthly	(513,970)
Southwest Airlines Co.	BNP Paribas SA	(1,637,736)	06/16/26	0.05%	1D OBFR01	Monthly	1,935
Southwest Airlines Co.	HSBC Bank PLC	(2,823,082)	02/09/28	(0.15)%	1D OBFR01	Monthly	(246,952)
Southwest Airlines Co.	SG Americas Securities LLC	(3,624,431)	08/12/27	(0.15)%	1D OBFR01	Monthly	(69,768)
Starbucks Corp.	Barclays Bank PLC	(33,277,734)	01/23/26	0.30%	1D OBFR01	Monthly	756,927
Steel Dynamics, Inc.	HSBC Bank PLC	(6,765,256)	02/09/28	(0.15)%	1D OBFR01	Monthly	(23,589)
Stellantis NV	Barclays Bank PLC	(3,768,563)	01/23/26	(0.50)%	1D OBFR01	Monthly	64,623
Stellantis NV	Morgan Stanley & Co. International PLC	(3,275,924)	10/03/28	(0.15)%	1D FEDL01	Monthly	56,176
Synopsys, Inc.	Morgan Stanley & Co. International PLC	(14,089,572)	10/03/28	(0.15)%	1D FEDL01	Monthly	79,704
Take-Two Interactive Software, Inc.	BNP Paribas SA	(3,784,411)	06/16/26	(0.10)%	1D OBFR01	Monthly	1,056
Targa Resources Corp.	Bank of America N.A.	(5,888,978)	02/15/28	(0.15)%	1D OBFR01	Monthly	(70,741)
Targa Resources Corp.	Goldman Sachs Bank USA	(24,680,763)	08/18/26	(0.15)%	1D FEDL01	Monthly	(296,478)
Targa Resources Corp.	HSBC Bank PLC	(22,539,188)	02/09/28	(0.15)%	1D OBFR01	Monthly	(440,841)
Target Corp.	BNP Paribas SA	(34,364,339)	06/16/26	0.05%	1D OBFR01	Monthly	(66,925)
Target Corp.	Goldman Sachs Bank USA	(30,817,058)	08/18/26	(0.15)%	1D FEDL01	Monthly	(60,017)
TD SYNNEX Corp.	HSBC Bank PLC	(22,989,315)	02/09/28	(0.15)%	1D OBFR01	Monthly	602,041
Tesla, Inc.	Citibank N.A.	(8,777,102)	02/24/28	0.30%	1D OBFR01	Monthly	700,581
Tesla, Inc.	SG Americas Securities LLC	(20,996,719)	08/12/27	(0.15)%	1D OBFR01	Monthly	176,482
Thermo Fisher Scientific, Inc.	HSBC Bank PLC	(33,017,547)	02/09/28	0.30%	1D OBFR01	Monthly	(653,134)
Toll Brothers, Inc.	BNP Paribas SA	(32,583,068)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,215,544
Toll Brothers, Inc.	Goldman Sachs Bank USA	(2,475,748)	08/18/26	(0.15)%	1D FEDL01	Monthly	92,360
Union Pacific Corp.	HSBC Bank PLC	(32,801,550)	02/09/28	(0.15)%	1D OBFR01	Monthly	627,483
United Parcel Service, Inc., Class B	Barclays Bank PLC	(34,278,117)	01/23/26	(0.20)%	1D OBFR01	Monthly	524,057
UnitedHealth Group, Inc.	HSBC Bank PLC	(15,965,150)	02/09/28	0.30%	1D OBFR01	Monthly	(261,407)
UnitedHealth Group, Inc.	HSBC Bank PLC	(29,321,829)	02/09/28	0.30%	1D OBFR01	Monthly	(530,349)
Ventas, Inc.	HSBC Bank PLC	(14,830,433)	02/09/28	(0.15)%	1D OBFR01	Monthly	462,359
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	(11,144,945)	10/03/28	(0.15)%	1D FEDL01	Monthly	(209,072)
VF Corp.	Barclays Bank PLC	(12,491,416)	01/23/26	(0.20)%	1D OBFR01	Monthly	381,775
Viatris, Inc.	Barclays Bank PLC	(33,266,043)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,218,739)
Walmart, Inc.	HSBC Bank PLC	(29,889,873)	02/09/28	0.28%	1D OBFR01	Monthly	556,623
Walmart, Inc.	SG Americas Securities LLC	(2,017,688)	08/12/27	(0.15)%	1D OBFR01	Monthly	28,908
Welltower, Inc.	Barclays Bank PLC	(31,162,707)	01/23/26	(0.20)%	1D OBFR01	Monthly	137,067
WESCO International, Inc.	Barclays Bank PLC	(9,070,736)	01/23/26	(0.20)%	1D OBFR01	Monthly	351,767
Western Union Co.	SG Americas Securities LLC	(32,294,044)	08/12/27	(0.15)%	1D OBFR01	Monthly	(964,534)
Westinghouse Air Brake Technologies Corp.	BNP Paribas SA	(1,038,993)	06/16/26	(0.10)%	1D OBFR01	Monthly	9,310
Westlake Corp.	BNP Paribas SA	(33,084,286)	06/16/26	(0.15)%	1D OBFR01	Monthly	(135,256)
Whirlpool Corp.	Bank of America N.A.	(3,863)	02/15/28	(1.13)%	1D OBFR01	Monthly	256
Whirlpool Corp.	Barclays Bank PLC	(4,302,487)	01/23/26	(0.75)%	1D OBFR01	Monthly	17,227
Whirlpool Corp.	BNP Paribas SA	(4,019,142)	06/16/26	(0.84)%	1D OBFR01	Monthly	266,348
Whirlpool Corp.	BNP Paribas SA	(1,465,468)	06/16/26	(0.84)%	1D OBFR01	Monthly	97,116
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(22,335,405)	10/03/28	(0.79)%	1D FEDL01	Monthly	87,862
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(23,762,234)	10/03/28	(0.79)%	1D FEDL01	Monthly	93,388
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Whirlpool Corp.	SG Americas Securities LLC	$ (1,109,642)	08/12/27	(0.75)%	1D OBFR01	Monthly	$ (1,458)
Whirlpool Corp.	SG Americas Securities LLC	(5,991,992)	08/12/27	(0.67)%	1D OBFR01	Monthly	188,185
Williams Cos, Inc.	Bank of America N.A.	(6,046,270)	02/15/28	0.00%	1D OBFR01	Monthly	(70,163)
Williams Cos, Inc.	Goldman Sachs Bank USA	(23,581,381)	08/18/26	(0.15)%	1D FEDL01	Monthly	(249,769)
Xcel Energy, Inc.	Barclays Bank PLC	(13,220,775)	01/23/26	(4.50)%	1D OBFR01	Monthly	(1,790)
Xylem, Inc.	Barclays Bank PLC	(15,906,116)	01/23/26	(0.20)%	1D OBFR01	Monthly	335,022
Total short positions of equity swaps							30,605,806
Total long and short positions of equity swaps							28,664,457
Net dividends and financing fees							(4,607,309)
Total equity swap contracts including dividends and financing fees							$ 24,057,148

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 11,076,861	$ (1,642,405)	$ 5,380,869	$ (6,039,737)
OTC Swaps	—	—	144,604,253	(120,505,139)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 11,597,786	$ —	$ 11,597,786
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,855,136	—	—	5,855,136
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	1,160,283	—	—	4,220,586	—	5,380,869
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	144,562,287	—	41,966	—	144,604,253
	$ —	$ 1,160,283	$ 144,562,287	$ 5,855,136	$ 15,860,338	$ —	$ 167,438,044
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 7,957,716	$ —	$ 7,957,716
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,567,891	—	—	4,567,891

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	$ —	$ —	$ —	$ —	$ 4,983,959	$ 1,055,778	$ 6,039,737
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	120,505,139	—	—	—	120,505,139
	$ —	$ —	$ 120,505,139	$ 4,567,891	$ 12,941,675	$ 1,055,778	$ 139,070,483

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,845,692	$ —	$ (32,575,753)	$ —	$ (30,730,061)
Forward foreign currency exchange contracts	—	—	—	(12,126,807)	—	—	(12,126,807)
Swaps	—	(13,510,525)	(62,437,755)	—	885,296	(4,278,050)	(79,341,034)
	$ —	$ (13,510,525)	$ (60,592,063)	$ (12,126,807)	$ (31,690,457)	$ (4,278,050)	$ (122,197,902)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 119,367	$ —	$ 119,367
Forward foreign currency exchange contracts	—	—	—	1,061,231	—	—	1,061,231
Swaps	—	3,108,004	44,777,927	—	64,487	(1,062,829)	46,887,589
	$ —	$ 3,108,004	$ 44,777,927	$ 1,061,231	$ 183,854	$ (1,062,829)	$ 48,068,187
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,830,610,276
Average notional value of contracts — short	1,418,309,605
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	994,861,764
Average amounts sold — in USD	1,076,701,517
Credit default swaps:
Average notional value — buy protection	15,155,286
Average notional value — sell protection	112,242,886
Interest rate swaps:
Average notional value — pays fixed rate	2,768,312,198
Average notional value — receives fixed rate	2,432,901,676
Inflation swaps:
Average notional value — pays fixed rate	214,201,536
Average notional value — receives fixed rate	26,494,666
Equity swaps:
Average notional value — long	5,074,118,572
Average notional value — short	4,401,107,721
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 2,319,367	$ 2,807,899
Schedule of Investments

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 5,855,136	$ 4,567,891
Swaps — centrally cleared	—	386,550
Swaps — OTC(a)	144,604,253	120,505,139
Total derivative assets and liabilities in the Statements of Assets and Liabilities	152,778,756	128,267,479
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,319,367)	(3,194,449)
Total derivative assets and liabilities subject to an MNA	$ 150,459,389	$ 125,073,030

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 21,480,976	$ (9,987,308)	$ —	$ —	$ 11,493,668
Barclays Bank PLC	20,762,737	(20,762,737)	—	—	—
BNP Paribas SA	34,171,859	(13,655,413)	—	(870,000)	19,646,446
Citibank N.A.	3,423,165	(3,423,165)	—	—	—
Deutsche Bank AG	109,624	(109,624)	—	—	—
Goldman Sachs Bank USA	20,261,568	(13,214,836)	—	(6,650,000)	396,732
Goldman Sachs International	574,171	(574,171)	—	—	—
HSBC Bank PLC	32,449,841	(32,449,841)	—	—	—
JPMorgan Chase Bank N.A.	571,734	(276,329)	—	—	295,405
Morgan Stanley & Co. International PLC	3,345,718	(3,345,718)	—	—	—
SG Americas Securities LLC	13,006,133	(13,006,133)	—	—	—
Societe Generale	6,607	(6,355)	—	—	252
Standard Chartered Bank	52,511	(52,511)	—	—	—
State Street Bank and Trust Co.	116,182	(116,182)	—	—	—
UBS AG	126,563	(126,563)	—	—	—
	$ 150,459,389	$ (111,106,886)	$ —	$ (7,520,000)	$ 31,832,503

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 9,987,308	$ (9,987,308)	$ —	$ —	$ —
Barclays Bank PLC	22,368,436	(20,762,737)	—	—	1,605,699
BNP Paribas SA	13,655,413	(13,655,413)	—	—	—
Citibank N.A.	4,333,085	(3,423,165)	—	—	909,920
Deutsche Bank AG	178,679	(109,624)	—	—	69,055
Goldman Sachs Bank USA	13,214,836	(13,214,836)	—	—	—
Goldman Sachs International	767,797	(574,171)	—	—	193,626
HSBC Bank PLC	33,082,487	(32,449,841)	—	(632,646)	—
JPMorgan Chase Bank N.A.	276,329	(276,329)	—	—	—
Morgan Stanley & Co. International PLC	6,578,990	(3,345,718)	—	—	3,233,272
Royal Bank of Canada	73,025	—	—	—	73,025
SG Americas Securities LLC	14,519,725	(13,006,133)	—	—	1,513,592
Societe Generale	6,355	(6,355)	—	—	—
Standard Chartered Bank	446,074	(52,511)	—	—	393,563
State Street Bank and Trust Co.	123,000	(116,182)	—	—	6,818
UBS AG	854,182	(126,563)	—	—	727,619
	$ 120,465,721	$ (111,106,886)	$ —	$ (632,646)	$ 8,726,189

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2025
BlackRock Systematic Multi-Strategy Fund

(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 113,425,674	$ —	$ 113,425,674
Common Stocks	603,875,146	—	1,694,730	605,569,876
Corporate Bonds	—	3,615,630,106	—	3,615,630,106
Non-Agency Mortgage-Backed Securities	—	2,039,295,154	—	2,039,295,154
Preferred Securities
Capital Trust	—	7,748,841	—	7,748,841
U.S. Government Sponsored Agency Securities	—	902,922,937	—	902,922,937
Short-Term Securities
Money Market Funds	54,139,966	—	—	54,139,966
U.S. Treasury Obligations	—	1,239,564,129	—	1,239,564,129
	$658,015,112	$7,918,586,841	$1,694,730	$8,578,296,683
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,160,283	$ —	$ 1,160,283
Equity Contracts	—	144,562,287	—	144,562,287
Foreign Currency Exchange Contracts	—	5,855,136	—	5,855,136
Interest Rate Contracts	11,597,786	4,262,552	—	15,860,338
Liabilities
Equity Contracts	—	(120,505,139)	—	(120,505,139)
Foreign Currency Exchange Contracts	—	(4,567,891)	—	(4,567,891)
Interest Rate Contracts	(7,957,716)	(4,983,959)	—	(12,941,675)
Other Contracts	—	(1,055,778)	—	(1,055,778)
	$3,640,070	$24,727,491	$—	$28,367,561

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
December 31, 2025

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
ASSETS
Investments, at value — unaffiliated(b)	$ 1,052,885,342	$ 8,524,156,717
Investments, at value — affiliated(c)	32,629,343	54,139,966
Cash pledged:
Collateral — exchange-traded options written	22,640,000	—
Collateral — OTC derivatives	977,000	23,860,000
Futures contracts	6,863,792	34,655,000
Centrally cleared swaps	11,855,230	32,398,000
Foreign currency, at value(d)	4,305,641	29,116,781
Receivables:
Investments sold	3,222,351	—
Swaps	3,499	463,389,763
TBA sale commitments	85,454,694	—
Capital shares sold	4,948,551	16,478,994
Dividends — unaffiliated	3,414	1,029,376
Dividends — affiliated	2,502	256,210
Interest — unaffiliated	9,375,260	53,448,059
From custodian	—	22,154,642
Principal paydowns	19,465	—
Variation margin on futures contracts	523,804	2,319,367
Swap premiums paid	144,196	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	6,063,934	5,855,136
OTC swaps	263,553	144,604,253
Unfunded floating rate loan interests	987	—
Prepaid expenses	48,832	171,050
Total assets	1,242,231,390	9,408,033,314
LIABILITIES
Bank overdraft	85,228	477,160
Due to custodian	94,903	—
Cash received:
Collateral — OTC derivatives	—	48,090,000
Collateral — TBA commitments	50,000	2,184,000
Options written, at value(e)	1,735,295	—
TBA sale commitments, at value(f)	86,230,393	—
Payables:
Investments purchased	237,437,196	735,647,650
Swaps	—	462,880,730
Accounting services fees	46,224	240,923
Administration fees	—	370,212
Capital shares redeemed	1,930,248	17,987,938
Custodian fees	155,101	102,282
Deferred foreign capital gain tax	7,537	—
Foreign taxes	65	—
Income dividend distributions	588,929	—
Investment advisory fees	212,410	4,964,943
Directors’ and Officer’s fees	239	46,347
Options written	2,000	—
Other accrued expenses	45,265	51,333
Professional fees	97,702	52,398
Service and distribution fees	20,407	96,511
Transfer agent fees	100,422	3,006,489
Variation margin on futures contracts	110,342	2,807,899
Variation margin on centrally cleared swaps	392,388	386,550
Swap premiums received	2,734	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,643,594	4,567,891

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2025
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
OTC swaps	$ 603,662	$ 120,505,139
Unfunded floating rate loan interests	3,960	—
Total liabilities	335,596,244	1,404,466,395
Commitments and contingent liabilities
NET ASSETS	$ 906,635,146	$ 8,003,566,919
NET ASSETS CONSIST OF
Paid-in capital	$ 978,732,672	$ 8,108,487,004
Accumulated loss	(72,097,526)	(104,920,085)
NET ASSETS	$ 906,635,146	$ 8,003,566,919
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$1,041,636,994	$8,411,895,966
(c) Investments, at cost—affiliated	$32,426,628	$54,139,966
(d) Foreign currency, at cost	$4,375,720	$28,760,866
(e) Premiums received	$2,294,997	$—
(f) Proceeds from TBA sale commitments	$85,454,694	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2025

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
NET ASSET VALUE
Institutional
Net assets	$ 584,894,967	$ 7,391,051,084
Shares outstanding	108,474,789	712,858,708
Net asset value	$ 5.39	$ 10.37
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor A
Net assets	$ 86,206,850	$ 372,293,634
Shares outstanding	15,998,286	35,954,026
Net asset value	$ 5.39	$ 10.35
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor C
Net assets	$ 3,056,387	$ 15,384,922
Shares outstanding	567,717	1,498,229
Net asset value	$ 5.38	$ 10.27
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Class K
Net assets	$ 232,476,942	$ 224,837,279
Shares outstanding	43,150,072	21,702,732
Net asset value	$ 5.39	$ 10.36
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
(a) Consolidated Statement of Assets and Liabilities.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2025

	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
INVESTMENT INCOME
Dividends — unaffiliated	$111,978	$14,669,251
Dividends — affiliated	1,134,278	7,527,597
Interest — unaffiliated	42,145,641	406,083,112
Payment-in-kind interest — unaffiliated	364,142	592,435
Other income — unaffiliated	172,804	6,631
Foreign taxes withheld	(276,096)	(4,876)
Total investment income	43,652,747	428,874,150
EXPENSES
Investment advisory	4,306,681	56,077,577
Transfer agent — class specific	1,044,304	8,621,719
Custodian	411,638	317,634
Service and distribution — class specific	241,575	1,112,115
Professional	173,270	253,159
Accounting services	139,038	781,161
Registration	87,699	201,965
Printing and postage	55,980	28,604
Directors and Officer	12,845	105,666
Administration	—	2,679,673
Administration — class specific	—	1,533,645
Miscellaneous	94,538	232,674
Total expenses excluding interest expense	6,567,568	71,945,592
Interest expense — unaffiliated	2,124	793
Total expenses	6,569,692	71,946,385
Less:
Administration fees waived by the Manager — class specific	—	(26,138)
Fees waived and/or reimbursed by the Manager	(1,164,191)	(136,797)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(723,279)	—
Total expenses after fees waived and/or reimbursed	4,682,222	71,783,450
Net investment income	38,970,525	357,090,700
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	8,279,945	37,561,419
Investments — affiliated	157,237	—
Forward foreign currency exchange contracts	(16,959,951)	(12,126,807)
Foreign currency transactions	1,811,611	1,476,794
Futures contracts	(9,885,639)	(30,730,061)
Options written	6,290,934	—
Payment by affiliate	1,902	—
Swaps	(8,005,623)	(79,341,034)
	(18,309,584)	(83,159,689)
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2025
	BlackRock Strategic Global Bond Fund, Inc.(a)	BlackRock Systematic Multi-Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	$34,146,435	$38,475,186
Investments — affiliated	(345,652)	—
Forward foreign currency exchange contracts	901,792	1,061,231
Foreign currency translations	711,981	1,022,584
Futures contracts	(5,166,101)	119,367
Options written	610,084	—
Swaps	17,919,756	46,887,589
Unfunded floating rate loan interests	3,454	—
	48,781,749	87,565,957
Net realized and unrealized gain	30,472,165	4,406,268
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,442,690	$361,496,968
(a) Consolidated Statement of Operations.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(33,981)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$3,101	$—
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.(a)		BlackRock Systematic Multi-Strategy Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$38,970,525	$36,191,962	$357,090,700	$322,103,202
Net realized gain (loss)	(18,309,584)	(23,995,814)	(83,159,689)	56,674,546
Net change in unrealized appreciation (depreciation)	48,781,749	(7,891,051)	87,565,957	59,343,376
Net increase in net assets resulting from operations	69,442,690	4,305,097	361,496,968	438,121,124
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income
Institutional	(24,250,316)	(9,336,371)	(165,445,820)	(250,278,628)
Investor A	(3,528,735)	(1,208,257)	(7,038,944)	(13,371,237)
Investor C	(94,270)	(25,539)	(196,530)	(471,935)
Class K	(9,713,094)	(3,714,527)	(5,319,051)	(7,878,739)
Return of capital
Institutional	—	(5,790,533)	—	—
Investor A	—	(870,283)	—	—
Investor C	—	(36,835)	—	—
Class K	—	(2,236,490)	—	—
Decrease in net assets resulting from distributions to shareholders	(37,586,415)	(23,218,835)	(178,000,345)	(272,000,539)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	60,862,488	73,435,767	951,932,499	(1,967,425)
NET ASSETS
Total increase in net assets	92,718,763	54,522,029	1,135,429,122	164,153,160
Beginning of year	813,916,383	759,394,354	6,868,137,797	6,703,984,637
End of year	$906,635,146	$813,916,383	$8,003,566,919	$6,868,137,797

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of year	$5.19	$5.32	$5.12	$6.20	$6.38
Net investment income(b)	0.24	0.24	0.21	0.13	0.12
Net realized and unrealized gain (loss)	0.19	(0.22)	0.14	(1.05)	(0.19)
Net increase (decrease) from investment operations	0.43	0.02	0.35	(0.92)	(0.07)
Distributions(c)
From net investment income	(0.23)	(0.09)	(0.09)	—	(0.09)
From net realized gain	—	—	—	—	(0.01)
Return of capital	—	(0.06)	(0.06)	(0.16)	(0.01)
Total distributions	(0.23)	(0.15)	(0.15)	(0.16)	(0.11)
Net asset value, end of year	$5.39	$5.19	$5.32	$5.12	$6.20
Total Return(d)
Based on net asset value	8.48%(e)	0.46%	6.95%	(14.85)%	(1.08)%
Ratios to Average Net Assets(f)
Total expenses	0.77%	0.76%	0.79%	0.82%(g)	0.81%(h)
Total expenses after fees waived and/or reimbursed	0.53%	0.53%	0.54%	0.59%(g)	0.61%(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53%	0.53%	0.54%	0.53%	0.53%
Net investment income	4.54%	4.59%	4.06%	2.40%	1.88%
Supplemental Data
Net assets, end of year (000)	$584,895	$526,430	$489,081	$479,103	$717,250
Portfolio turnover rate(i)	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.78% and 0.55%, respectively.
(h)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.73% and 0.53%, respectively.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	223%	168%	223%	195%	228%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of year	$5.19	$5.32	$5.12	$6.19	$6.38
Net investment income(b)	0.23	0.23	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.19	(0.22)	0.15	(1.04)	(0.19)
Net increase (decrease) from investment operations	0.42	0.01	0.34	(0.92)	(0.09)
Distributions(c)
From net investment income	(0.22)	(0.08)	(0.08)	—	(0.08)
From net realized gain	—	—	—	—	(0.01)
Return of capital	—	(0.06)	(0.06)	(0.15)	(0.01)
Total distributions	(0.22)	(0.14)	(0.14)	(0.15)	(0.10)
Net asset value, end of year	$5.39	$5.19	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	8.21%(e)	0.20%	6.69%	(14.92)%	(1.49)%
Ratios to Average Net Assets(f)
Total expenses	1.06%	1.07%	1.10%	1.12%(g)	1.08%(h)
Total expenses after fees waived and/or reimbursed	0.78%	0.78%	0.79%	0.84%(g)	0.86%(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78%	0.78%	0.79%	0.78%	0.78%
Net investment income	4.29%	4.34%	3.78%	2.15%	1.65%
Supplemental Data
Net assets, end of year (000)	$86,207	$79,628	$76,849	$83,094	$109,613
Portfolio turnover rate(i)	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.08% and 0.80%, respectively.
(h)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.00% and 0.78%, respectively.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	223%	168%	223%	195%	228%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of year	$5.18	$5.32	$5.12	$6.19	$6.37
Net investment income(b)	0.19	0.19	0.16	0.08	0.06
Net realized and unrealized gain (loss)	0.19	(0.23)	0.14	(1.04)	(0.19)
Net increase (decrease) from investment operations	0.38	(0.04)	0.30	(0.96)	(0.13)
Distributions(c)
From net investment income	(0.18)	(0.04)	(0.05)	—	(0.03)
From net realized gain	—	—	—	—	(0.01)
Return of capital	—	(0.06)	(0.05)	(0.11)	(0.01)
Total distributions	(0.18)	(0.10)	(0.10)	(0.11)	(0.05)
Net asset value, end of year	$5.38	$5.18	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	7.41%(e)	(0.73)%	5.89%	(15.56)%	(2.07)%
Ratios to Average Net Assets(f)
Total expenses	1.75%	1.73%	1.75%	1.79%(g)	1.83%(h)
Total expenses after fees waived and/or reimbursed	1.53%	1.53%	1.54%	1.59%(g)	1.63%(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53%	1.53%	1.54%	1.53%	1.53%
Net investment income	3.54%	3.59%	3.04%	1.40%	0.92%
Supplemental Data
Net assets, end of year (000)	$3,056	$2,980	$3,624	$4,055	$5,555
Portfolio turnover rate(i)	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.75% and 1.55%, respectively.
(h)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.73% and 1.53%, respectively.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	223%	168%	223%	195%	228%
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of year	$5.19	$5.32	$5.12	$6.19	$6.38
Net investment income(b)	0.24	0.24	0.21	0.13	0.12
Net realized and unrealized gain (loss)	0.20	(0.21)	0.14	(1.03)	(0.20)
Net increase (decrease) from investment operations	0.44	0.03	0.35	(0.90)	(0.08)
Distributions(c)
From net investment income	(0.24)	(0.10)	(0.09)	—	(0.09)
From net realized gain	—	—	—	—	(0.01)
Return of capital	—	(0.06)	(0.06)	(0.17)	(0.01)
Total distributions	(0.24)	(0.16)	(0.15)	(0.17)	(0.11)
Net asset value, end of year	$5.39	$5.19	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	8.53%(e)	0.51%	7.01%	(14.67)%	(1.19)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.62%	0.62%	0.64%	0.67%(g)	0.70%(h)
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.49%	0.53%(g)	0.58%(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48%	0.48%	0.49%	0.47%	0.48%
Net investment income	4.59%	4.64%	4.13%	2.43%	1.97%
Supplemental Data
Net assets, end of year (000)	$232,477	$204,879	$189,840	$136,087	$119,076
Portfolio turnover rate(i)	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.62% and 0.49%, respectively.
(h)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.60% and 0.48%, respectively.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	223%	168%	223%	195%	228%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.10	$9.84	$9.66	$10.45	$10.10
Net investment income(a)	0.48	0.49	0.38	0.21	0.11
Net realized and unrealized gain (loss)	0.03	0.18	0.24	(0.52)	0.51
Net increase (decrease) from investment operations	0.51	0.67	0.62	(0.31)	0.62
Distributions(b)
From net investment income	(0.24)	(0.41)	(0.44)	(0.47)	(0.18)
From net realized gain	—	—	—	(0.01)	(0.09)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(0.24)	(0.41)	(0.44)	(0.48)	(0.27)
Net asset value, end of year	$10.37	$10.10	$9.84	$9.66	$10.45
Total Return(d)
Based on net asset value	5.00%	6.83%	6.44%	(2.95)%	6.19%
Ratios to Average Net Assets(e)
Total expenses	0.93%	0.93%	0.94%	0.93%(f)	0.96%(f)
Total expenses after fees waived and/or reimbursed	0.92%	0.93%	0.93%	0.92%	0.95%
Net investment income	4.67%	4.78%	3.92%	2.08%	1.09%
Supplemental Data
Net assets, end of year (000)	$7,391,051	$6,301,630	$6,214,876	$8,887,596	$7,451,022
Portfolio turnover rate(g)(h)	270%	242%	344%	847%	936%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	139%	134%	198%	399%	417%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.09	$9.83	$9.64	$10.43	$10.09
Net investment income(a)	0.45	0.46	0.35	0.19	0.08
Net realized and unrealized gain (loss)	0.01	0.19	0.25	(0.53)	0.51
Net increase (decrease) from investment operations	0.46	0.65	0.60	(0.34)	0.59
Distributions(b)
From net investment income	(0.20)	(0.39)	(0.41)	(0.44)	(0.16)
From net realized gain	—	—	—	(0.01)	(0.09)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(0.20)	(0.39)	(0.41)	(0.45)	(0.25)
Net asset value, end of year	$10.35	$10.09	$9.83	$9.64	$10.43
Total Return(d)
Based on net asset value	4.59%	6.61%	6.19%	(3.23)%	5.85%
Ratios to Average Net Assets(e)
Total expenses	1.21%	1.22%	1.22%	1.19%(f)	1.23%
Total expenses after fees waived and/or reimbursed	1.20%	1.20%	1.20%	1.19%	1.20%
Net investment income	4.40%	4.48%	3.64%	1.86%	0.81%
Supplemental Data
Net assets, end of year (000)	$372,294	$359,115	$283,451	$453,650	$369,323
Portfolio turnover rate(g)(h)	270%	242%	344%	847%	936%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	139%	134%	198%	399%	417%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.01	$9.75	$9.56	$10.35	$10.05
Net investment income(a)	0.38	0.39	0.28	0.11	0.02
Net realized and unrealized gain (loss)	0.01	0.18	0.24	(0.52)	0.50
Net increase (decrease) from investment operations	0.39	0.57	0.52	(0.41)	0.52
Distributions(b)
From net investment income	(0.13)	(0.31)	(0.33)	(0.37)	(0.13)
From net realized gain	—	—	—	(0.01)	(0.09)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(0.13)	(0.31)	(0.33)	(0.38)	(0.22)
Net asset value, end of year	$10.27	$10.01	$9.75	$9.56	$10.35
Total Return(d)
Based on net asset value	3.92%	5.87%	5.48%	(3.96)%	5.18%
Ratios to Average Net Assets(e)
Total expenses	1.90%	1.89%	1.90%	1.90%(f)	1.95%(f)
Total expenses after fees waived and/or reimbursed	1.90%	1.89%	1.90%	1.89%	1.94%
Net investment income	3.71%	3.82%	2.96%	1.09%	0.15%
Supplemental Data
Net assets, end of year (000)	$15,385	$15,508	$16,432	$21,457	$17,977
Portfolio turnover rate(g)(h)	270%	242%	344%	847%	936%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	139%	134%	198%	399%	417%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of year	$10.10	$9.83	$9.65	$10.45	$10.10
Net investment income(a)	0.50	0.50	0.40	0.23	0.17
Net realized and unrealized gain (loss)	0.01	0.19	0.23	(0.54)	0.46
Net increase (decrease) from investment operations	0.51	0.69	0.63	(0.31)	0.63
Distributions(b)
From net investment income	(0.25)	(0.42)	(0.45)	(0.48)	(0.19)
From net realized gain	—	—	—	(0.01)	(0.09)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(0.25)	(0.42)	(0.45)	(0.49)	(0.28)
Net asset value, end of year	$10.36	$10.10	$9.83	$9.65	$10.45
Total Return(d)
Based on net asset value	5.02%	7.05%	6.59%	(2.93)%	6.28%
Ratios to Average Net Assets(e)
Total expenses	0.81%	0.82%	0.83%	0.81%(f)	0.84%(f)
Total expenses after fees waived and/or reimbursed	0.81%	0.82%	0.82%	0.81%	0.83%
Net investment income	4.80%	4.89%	4.07%	2.32%	1.58%
Supplemental Data
Net assets, end of year (000)	$224,837	$191,884	$189,225	$123,188	$37,071
Portfolio turnover rate(g)(h)	270%	242%	344%	847%	936%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	139%	134%	198%	399%	417%

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and BlackRock Funds IV (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund is a series of the Trust.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Strategic Global Bond Fund, Inc.	Strategic Global Bond	Diversified
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Global Bond include the account of BlackRock Strategic Global Fund (Cayman) (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Global Bond and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Strategic Global Bond to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Global Bond may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $2,779,192, which is 0.3% of Strategic Global Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Global Bond, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying financial statements of Systematic Multi-Strategy include the account of BlackRock Cayman Systematic Multi-Strategy Fund, Inc. (the “Subsidiary”) which is a newly organized wholly-owned subsidiary of Systematic Multi-Strategy and primarily invests in commodity-related instruments. The Subsidiary enables Systematic Multi-Strategy to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Systematic Multi-Strategy may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. During the year ended December 31, 2025, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to Systematic Multi-Strategy, except that the Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly for Strategic Global Bond and declared and paid at least annually for Systematic Multi-Strategy.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by each of the Cayman Subsidiary and the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary or Subsidiary in any taxable year, the loss will generally not be available to offset each Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Directors of the Fund and Board of Trustees of the Trust (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
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Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

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Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Notes to Financial Statements

Notes to Financial Statements  (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk

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Notes to Financial Statements  (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Strategic Global Bond	Coreweave Compute Acquisition Co. IV LLC	$51,653	$ 51,332	$49,328	$ (2,004)
	Montage Hotels & Resorts LLC	55,892	55,892	53,936	(1,956)
	Peninsula Pacific Entertainment LLC	78,951	78,161	79,148	987
					$ (2,973)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments
Notes to Financial Statements

Notes to Financial Statements  (continued)

or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of December 31, 2025, Strategic Global Bond had outstanding commitments of $594,573. These commitments are not included in the net assets of Strategic Global Bond as of December 31, 2025.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
Strategic Global Bond	$ 427,816	3.95%
Reverse repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
•Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
•Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
Notes to Financial Statements

Notes to Financial Statements  (continued)

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Strategic Global Bond	Systematic Multi-Strategy
First $1 billion	0.50%	0.80%
$1 billion — $3 billion	0.47	0.75
$3 billion — $5 billion	0.45	0.72
$5 billion — $10 billion	0.44	0.70
Greater than $10 billion	0.43	0.68
With respect to Strategic Global Bond, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) and with respect to Systematic Multi-Strategy, the Manager entered into separate sub-advisory agreement with BIL and effective October 14, 2025, BlackRock Asset Management North Asia Limited (“BAMNA”), (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL or BSL or BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Strategic Global Bond		Systematic Multi-Strategy
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Strategic Global Bond	$ 213,626	$ 27,949	$ 241,575
Systematic Multi-Strategy	955,385	156,730	1,112,115
Notes to Financial Statements

Notes to Financial Statements  (continued)

Administration:  The Trust, on behalf of Systematic Multi-Strategy, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy	$ 1,413,916	$ 76,431	$ 3,135	$ 40,163	$ 1,533,645
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 2,532	$ 2,107	$ 186	$ 750	$ 5,575
Systematic Multi-Strategy	6,441	1,451	224	399	8,515
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 865,113	$ 167,042	$ 3,695	$ 8,454	$ 1,044,304
Systematic Multi-Strategy	8,044,717	563,187	13,416	399	8,621,719
Other Fees:  For the year ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Strategic Global Bond	$ 1,453
Systematic Multi-Strategy	2,370
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
Strategic Global Bond	$ 15
Systematic Multi-Strategy	1,786
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 11,323
Systematic Multi-Strategy	136,797
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Global Bond Fund assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 58,979
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K
Strategic Global Bond	0.53%	0.78%	1.53%	0.48%
Systematic Multi-Strategy	0.95	1.20	1.95	0.90
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended December 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 1,093,889
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager — Class Specific
Fund Name	Institutional	Investor A	Total
Systematic Multi-Strategy	$ —	$ 26,138	$ 26,138

Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 588,209	$ 124,319	$ 2,298	$ 8,453	$ 723,279
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  During the year ended December 31, 2025, Strategic Global Bond received a reimbursement of $1,902 from an affiliate, which is included in Payment by affiliate in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy	$97,810,834	$209,468,312	$22,810,102
Notes to Financial Statements

Notes to Financial Statements  (continued)

7.
 PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Strategic Global Bond	$ 2,243,375,894	$ 2,181,806,974	$ 1,223,563,954	$ 1,112,845,693
Systematic Multi-Strategy	16,847,821,384	16,413,861,774	2,458,014,520	3,122,192,595
For the year ended December 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Strategic Global Bond	$ 1,283,436,284	$ 1,283,817,218
Systematic Multi-Strategy	9,371,353,630	9,372,398,978
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net losses derived from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Strategic Global Bond	$ (139,637)	$ 139,637
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/25	Year Ended 12/31/24
Strategic Global Bond
Ordinary income	$ 37,586,415	$ 14,284,702
Return of capital	—	8,934,133
	$ 37,586,415	$ 23,218,835
Systematic Multi-Strategy
Ordinary income	$ 178,000,345	$ 272,000,539
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Strategic Global Bond	$ 2,081,885	$ (77,031,862)	$ 2,852,451	$ (72,097,526)
Systematic Multi-Strategy	99,422,991	(296,413,765)	92,070,689	(104,920,085)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments, the realization for tax purposes of unrealized gains on constructive sales and the deferral of compensation to Trustees.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Global Bond	$ 1,074,882,514	$ 44,543,877	$ (29,241,648)	$ 15,302,229
Systematic Multi-Strategy	8,486,328,361	294,167,646	(202,414,482)	91,753,164
9.
BANK BORROWINGS
Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and
Notes to Financial Statements

Notes to Financial Statements  (continued)

assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Global Bond
Institutional
Shares sold	40,904,048	$ 218,413,362	36,322,580	$ 189,863,340
Shares issued in reinvestment of distributions	4,137,251	22,092,612	2,636,983	13,827,971
Shares redeemed	(37,946,009)	(202,472,237)	(29,442,709)	(154,252,405)
	7,095,290	$ 38,033,737	9,516,854	$ 49,438,906
Investor A
Shares sold	5,203,557	$ 27,661,672	4,316,471	$ 22,644,526
Shares issued in reinvestment of distributions	631,791	3,372,470	374,615	1,963,763
Shares redeemed	(5,182,326)	(27,619,790)	(3,790,410)	(19,851,597)
	653,022	$ 3,414,352	900,676	$ 4,756,692
Investor C
Shares sold	203,944	$ 1,093,354	135,864	$ 713,631
Shares issued in reinvestment of distributions	17,670	94,183	11,898	62,273
Shares redeemed and automatic conversion of shares	(228,637)	(1,213,709)	(254,817)	(1,329,545)
	(7,023)	$ (26,172)	(107,055)	$ (553,641)
Class K
Shares sold	14,912,021	$ 79,299,115	14,331,097	$ 74,981,284
Shares issued in reinvestment of distributions	1,631,712	8,709,568	1,003,064	5,258,266
Shares redeemed	(12,882,333)	(68,568,112)	(11,533,721)	(60,445,740)
	3,661,400	$ 19,440,571	3,800,440	$ 19,793,810
	11,402,689	$ 60,862,488	14,110,915	$ 73,435,767

	Year Ended 12/31/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy
Institutional
Shares sold	274,813,451	$ 2,847,046,098	180,306,521	$ 1,861,769,508
Shares issued in reinvestment of distributions	15,140,904	157,162,579	23,632,658	238,689,843
Shares redeemed	(200,840,031)	(2,082,508,612)	(211,633,875)	(2,168,619,063)
	89,114,324	$ 921,700,065	(7,694,696)	$ (68,159,712)
Investor A
Shares sold	22,921,935	$ 237,599,422	12,861,853	$ 132,936,120
Shares issued in reinvestment of distributions	676,834	7,018,776	1,324,102	13,346,952
Shares redeemed	(23,243,420)	(242,070,397)	(7,414,474)	(75,635,851)
	355,349	$ 2,547,801	6,771,481	$ 70,647,221
Investor C
Shares sold	298,522	$ 3,050,550	196,930	$ 2,031,328
Shares issued in reinvestment of distributions	18,532	190,504	45,857	458,573
Shares redeemed and automatic conversion of shares	(368,548)	(3,768,150)	(377,899)	(3,821,692)
	(51,494)	$ (527,096)	(135,112)	$ (1,331,791)
Class K
Shares sold	8,816,806	$ 91,534,712	5,653,206	$ 58,023,354
Shares issued in reinvestment of distributions	270,633	2,806,467	356,843	3,600,544
Shares redeemed	(6,392,423)	(66,129,450)	(6,242,348)	(64,747,041)
	2,695,016	$ 28,211,729	(232,299)	$ (3,123,143)
	92,113,195	$ 951,932,499	(1,290,626)	$ (1,967,425)
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Systematic Multi-Strategy	29,354
Notes to Financial Statements

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Strategic Global Bond Fund, Inc. and the Shareholders of BlackRock Systematic Multi-Strategy Fund and the Board of Trustees of BlackRock Funds IV:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Strategic Global Bond Fund, Inc., and subsidiary and of BlackRock Systematic Multi-Strategy Fund of BlackRock Funds IV, (the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). Such financial statements and financial highlights of BlackRock Strategic Global Bond Fund, Inc. are consolidated as of and for the two years in the period ended December 31, 2025.In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Dividend Income
Strategic Global Bond	$ 721,683
Systematic Multi-Strategy	10,194,044
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
Fund Name	Qualified Business Income
Systematic Multi-Strategy	$ 156,380
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2025:
Fund Name	Federal Obligation Interest
Strategic Global Bond	$ 631,843
Systematic Multi-Strategy	36,513,789
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Strategic Global Bond	0.50%
Systematic Multi-Strategy	3.42
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
Fund Name	Interest Dividends
Strategic Global Bond	$ 37,789,860
Systematic Multi-Strategy	341,351,307
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name	Interest- Related Dividends
Strategic Global Bond	$ 17,872,573
Systematic Multi-Strategy	307,307,028

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund and the Trust, as applicable,  is paid by the Fund and the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(a)
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management North Asia Limited(a)
Hong Kong
BlackRock (Singapore) Limited(b)
079912 Singapore
(a) For Systematic Multi-Strategy Fund only
(b) For Strategic Global Bond Fund only
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on September 10, 2025 (the “September Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the investment advisor to the BlackRock Systematic Multi-Strategies Fund, a series of the Trust (the “Fund”), and BlackRock Asset Management North Asia Limited (the “Sub-Advisor”), with respect to the Fund. The Sub-Advisory Agreement is substantially similar to the sub-advisory agreements previously approved with respect to certain other funds in the BlackRock Fixed-Income Complex.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the September Meeting, the Board reviewed materials relating to its consideration of the proposed Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). At a meeting on June 5-6, 2025 (the “June Meeting”) the Board considered the approval of the continuation of the Fund’s investment advisory agreement (the “Advisory Agreement”) between the Fund and the Advisor.  At the June Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2026.  A discussion of the basis for the Board’s approval of the Advisory Agreement at the June Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2025. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the June Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including all of the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
FREMF	Freddie Mac Multifamily Securities
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
KLIBOR	Kuala Lumpur Interbank Offered Rate
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
STACR	Structured Agency Credit Risk
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: February 24, 2026